Registration No. 333-142454
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                     --------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                       ----------------------------------
                                    FORM N-3


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               | |


           Pre-Effective Amendment No. __                             | |

           Post-Effective Amendment No. 1                             |X|



                     ---------------------------------------
                      AXA EQUITABLE LIFE INSURANCE COMPANY
                           (Exact Name of Registrant)

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                           (Name of Insurance Company)
              1290 Avenue of the Americas, New York, New York 10104
          (Address of Insurance Company's Principal Executive Offices)

    Insurance Company's Telephone Number, including Area Code: (212) 554-1234
                     ---------------------------------------


                                   DODIE KENT
                  Vice President and Associate General Counsel
                      AXA Equitable Life Insurance Company
              1290 Avenue of the Americas, New York, New York 10104
                     (Name and Address of Agent for Service)
                     ---------------------------------------


                  Please send copies of all communications to:
                           CHRISTOPHER E. PALMER, ESQ.
                               Goodwin Procter LLP
                901 New York Avenue, N.W., Washington, D.C. 20001
                     ---------------------------------------

        It is proposed that this filing will become effective (check appropriate box):


[ ]      immediately upon filing pursuant to paragraph (b) of Rule 485.

[X]      On April 30, 2008 pursuant to paragraph (b) of Rule 485.

[ ]      60 days after filing pursuant to paragraph (a) of Rule 485.

[ ]      On (date) pursuant to paragraph (a)(1) of Rule 485.

[ ]      75 days after filing pursuant to paragraph (a)(2) of Rule 485.

[ ]      On (date) pursuant to paragraph (a)(2) of Rule 485.


Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this registration statement.

Title of Securities Being Registered:

    Units of interest in Separate Accounts under variable annuity contracts.

Retirement Investment Account(R)



PROSPECTUS DATED MAY 1, 2008


Please read this prospectus and keep it for future reference. It contains important information that you should know before purchasing, or taking any other action under a policy. Also, you should read the prospectuses for AXA Premier VIP Trust and EQ Advisors Trust which contain important information about their portfolios.

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ABOUT THE RETIREMENT INVESTMENT ACCOUNT(R)


The Retirement Investment Account(R) ("RIA") is an investment program that allows employer plan assets to accumulate on a tax-deferred basis. Thirty investment funds ("Funds") and a guaranteed interest option are available under RIA. The Funds and guaranteed interest option comprise the "investment options" covered by this prospectus. RIA is offered under a group annuity contract issued by AXA Equitable Life Insurance Company.


This contract is no longer being sold. This prospectus is used with current contract owners only. You should note that your contract features and charges, and your investment options, may vary depending on your state and/or the date on which you purchased your contract. For more information about the particular features, charges and options applicable to you, please contact your financial professional and/or refer to copies of the documents you received when you enrolled.



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Funds
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Pooled separate accounts
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o AllianceBernstein Balanced --       o AllianceBernstein Common Stock --
  Separate Account No. 10               Separate Account No. 4
o AllianceBernstein Bond -- Separate  o AllianceBernstein Mid Cap Growth --
  Account No. 13                        Separate Account No. 3
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Separate Account No. 66
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o EQ/AllianceBernstein Intermediate   o EQ/FI Mid Cap
  Government Securities               o EQ/International Core PLUS(1)
o EQ/AllianceBernstein International  o EQ/JPMorgan Value Opportunities
o EQ/AllianceBernstein Large Cap      o EQ/Large Cap Core PLUS(2)
  Growth                              o EQ/Large Cap Growth PLUS(3)
o EQ/AllianceBernstein Quality Bond   o EQ/Marsico Focus
o EQ/AllianceBernstein Small Cap      o EQ/Mid Cap Value PLUS(4)
  Growth                              o EQ/Money Market
o EQ/AllianceBernstein Value          o EQ/T. Rowe Price Growth Stock
o EQ/BlackRock Basic Value Equity     o EQ/Van Kampen Emerging Markets
o EQ/BlackRock International Value      Equity
o EQ/Calvert Socially Responsible     o Multimanager High Yield
o EQ/Capital Guardian Growth          o Multimanager Small Cap Value
o EQ/Capital Guardian Research        o Multimanager Technology
o EQ/Equity 500 Index
o EQ/Evergreen Omega
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(1)     Formerly named "MarketPLUS International Core."

(2)     Formerly named "MarketPLUS Large Cap Core."

(3)     Formerly named "MarketPLUS Large Cap Growth."

(4)     Formerly named "MarketPLUS Mid Cap Value."


The AllianceBernstein Bond, AllianceBernstein Balanced, AllianceBernstein Common Stock, and AllianceBernstein Mid Cap Growth Funds (the "Pooled Separate Accounts") are managed by AXA Equitable. The AllianceBernstein Bond Fund is available only to employer plans that signed an agreement to allocate monies in the AllianceBernstein Bond Fund before June 1, 1994.

Separate Account No. 66 Funds invest in shares of a corresponding portfolio ("portfolio") of AXA Premier VIP Trust and EQ Advisors Trust (the "Trusts"). In each case, the Funds and the corresponding portfolios have the same name. You should read the prospectuses for each Trust and keep them for future reference.


GUARANTEED INTEREST OPTION. The guaranteed interest option credits interest daily and we guarantee principal.


Registration statements relating to this offering have been filed with the Securities and Exchange Commission ("SEC"). The Statement of Additional Information ("SAI") dated May 1, 2008, is a part of the registration statement. The SAI is available free of charge. You may request one by writing to our RIA service office or calling 1-800-967-4560. The SAI has been incorporated by reference into this prospectus. This prospectus and the SAI can also be obtained from the SEC's website at www.sec.gov. The table of contents for the SAI appears at the back of this prospectus. The SAI is available free of charge. You may request one by writing to our processing office at AXA Equitable, RIA Service Office, P.O. Box 8095, Boston, MA 02266-8095 or calling 1-800-967-4560.




The SEC has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense. The securities are not insured by the FDIC or any other agency. They are not deposits or other obligations of any bank and are not bank guaranteed. They are subject to investment risks and possible loss of principal.



                                                                          x01971

Contents of this prospectus
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RETIREMENT INVESTMENT ACCOUNT(R)
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Index of key words and phrases                                               4
Who is AXA Equitable?                                                        5
How to reach us                                                              6
RIA at a glance - key features                                               7

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FEE TABLE                                                                    9
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Examples                                                                    11
Condensed financial information                                             14


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1. RIA FEATURES AND BENEFITS                                                15
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Investment options                                                          15
The AllianceBernstein Bond Fund                                             15
The AllianceBernstein Balanced Fund                                         16
The AllianceBernstein Common Stock Fund                                     17
The AllianceBernstein Mid Cap Growth Fund                                   18
Investment manager of the AllianceBernstein Bond,
     AllianceBernstein Balanced, AllianceBernstein
     Common Stock and AllianceBernstein Mid Cap Growth Funds                18
Portfolio holdings policy for the Pooled Separate Accounts                  19
Funds investing in the Trusts                                               19
Portfolios of the Trusts                                                    20
Risks of investing in the Funds                                             22
Risk factors -- AllianceBernstein Bond, AllianceBernstein
     Common Stock, AllianceBernstein Mid Cap Growth and
     AllianceBernstein Balanced Funds                                       22
Change of investment objectives                                             23
Guaranteed interest option                                                  23


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2. HOW WE VALUE YOUR ACCOUNT VALUE                                          24
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How we determine the unit value                                             24
How we value the assets of the Funds                                        24


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3. TRANSFERS                                                                26
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Transfers among investment options                                          26
Special rules applicable to the AllianceBernstein Bond Fund                 26
Disruptive transfer activity                                                26


----------------------
When we use the words "we," "us" and "our," we mean AXA Equitable.

When we address the reader of this prospectus with words such as "you" and "your," we generally mean the employer or plan sponsor of the plans who use RIA as an investment vehicle, unless otherwise explained.

Further, the terms and conditions of the employer's plan govern the aspects of RIA available to plan participants. Accordingly, participants also should carefully consider the features of their employer's plan, which may be different from the features of RIA described in this prospectus.

2  Contents of this prospectus

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4. ACCESS TO YOUR ACCOUNT VALUE                                             29
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Participant loans                                                           29
Choosing benefit payment options                                            29


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5. RIA                                                                      30
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Summary of plan choices of RIA                                              30
How to make contributions                                                   30
Selecting investment options                                                30
Allocating program contributions                                            31


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6. DISTRIBUTIONS                                                            32
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7. OPTIONAL PARTICIPANT RECORDKEEPING SERVICES                              34
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8. CHARGES AND EXPENSES                                                     35
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Charges reflected in the unit values                                        35
Indirect expenses borne by the Funds                                        35
Charges which reduce the number of units                                    35
Participant recordkeeping services charge                                   36
Other billing arrangements                                                  36
Individual annuity charges                                                  36
General information on fees and charges                                     36


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9. TAX INFORMATION                                                          37
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Buying a contract to fund a retirement arrangement                          37
Impact of taxes to AXA Equitable                                            37
Certain rules applicable to plans designed to comply
     with Section 404(c) of ERISA                                           37


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10. MORE INFORMATION                                                        39
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About changes or terminations                                               39

IRS disqualification                                                        39
About the separate accounts                                                 39
About the Trusts                                                            39
About the general account                                                   39
When we pay proceeds                                                        40
When transaction requests are effective                                     40
Voting rights                                                               40
About legal proceedings                                                     40
Financial Statements                                                        40
About the trustee                                                           40
Reports we provide and available information                                40
Acceptance and responsibilities                                             41
About registered units                                                      41
Assignment and creditors' claims                                            41
Distribution of the contracts                                               41
Commissions and service fees we pay                                         42

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APPENDIX: CONDENSED FINANCIAL INFORMATION                                  I-1
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STATEMENT OF ADDITIONAL INFORMATION
     TABLE OF CONTENTS
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                                                  Contents of this prospectus  3

Index of key words and phrases

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Below is an index of key words and phrases used in this prospectus. The index will refer you to the page where particular terms are defined or explained. This index should help you locate more information on the terms used in this prospectus.


                                                  Page
   AXA Equitable                                     5
   business day                                     24
   benefit payment options                          29
   Code                                              7
   contracts                                        30
   contributions                                    30
   CWC                                              35
   current rate                                     23
   disruptive transfer activity                     26
   DOL                                              30
   ERISA                                             7
   exclusive funding employer plan                  30
   Fair valuation                                   25
   financial professional                           41
   Funds                                         cover
   guaranteed interest option                    cover
   IRS                                              35
   investment options                            cover
   market timing                                    26
   Master Retirement Trust                          30
   minimum rate                                     23
   optional participant recordkeeping service       34
   PRS                                               7
   partial funding employer plan                    30
   participant-directed plans                       26
   portfolios                                    cover
   QDRO                                             41
   RIA                                           cover
   SAI                                           cover
   separate accounts                                39
   Trusts                                        cover
   trustee-directed plans                           26
   unit                                             24
   unit value                                       24



4  Index of key words and phrases

Who is AXA Equitable?

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We are AXA Equitable Life Insurance Company ("AXA Equitable") (until 2004, The Equitable Life Assurance Society of the United States), a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable is an indirect, wholly-owned subsidiary of AXA Financial, Inc., a holding company, which is itself an indirect, wholly-owned subsidiary of AXA SA ("AXA"). AXA is a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of AXA Equitable, and under its other arrangements with AXA Equitable and AXA Equitable's parent, AXA exercises significant influence over the operations and capital structure of AXA Equitable and its parent. AXA holds its interest in AXA Equitable through a number of other intermediate holding companies, including Oudinot Participations, AXA America Holdings, Inc. and AXA Equitable Financial Services, LLC. AXA Equitable is obligated to pay all amounts that are promised to be paid under the contracts. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the contracts.

AXA Financial, Inc. and its consolidated subsidiaries managed approximately $888.6 billion in assets as of December 31, 2007. For more than 100 years AXA Equitable has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.



                                                        Who is AXA Equitable?  5

HOW TO REACH US


Please communicate with us at the mailing addresses listed below for the purposes described. Certain methods of contacting us, such as by telephone or electronically may be unavailable or delayed. For example, our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing. In addition, the level and type of service available may be restricted based on criteria established by us. In order to avoid delays in processing, please send your correspondence and check to the appropriate location listed below.


We reserve the right to limit access to these services if we determine that you are engaged in a disruptive transfer activity, such as "market timing" (see "Disruptive transfer activity" in "Transfers" later in this prospectus).

You can reach us to obtain:

o Participation agreements, or enrollment or other forms used in RIA

o Unit values and other values under your plan

o Any other information or materials that we provide in connection with RIA


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BY PHONE:
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1-800-967-4560


(Service consultants are available weekdays 9 a.m. to 5 p.m. Eastern time.)



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FOR CORRESPONDENCE AND CONTRIBUTION CHECKS SENT BY
REGULAR MAIL:
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AXA Equitable
P.O. Box 8095
Boston, MA 02266-8095



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FOR CONTRIBUTION CHECKS ONLY SENT BY REGISTERED, CERTI-
FIED, OR OVERNIGHT DELIVERY:
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AXA Equitable
30 Dan Road
Canton, MA 02021


                      ----------------------------------

Your correspondence will be picked up at the mailing address noted above and delivered to our processing office. Your correspondence, however, is not considered received by us until it is received at our processing office. Our processing office is 30 Dan Road, Canton, MA.


No person is authorized by AXA Equitable to give any information or make any representations other than those contained in this prospectus and the SAI, or in other printed or written material issued by AXA Equitable. You should not rely on any other information or representation.


6  Who is AXA Equitable?

RIA at a glance -- key features

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Employer               RIA is an investment program designed for employer plans that qualify for tax-favored
plan                   treatment under Section 401(a) of the Internal Revenue Code of 1986, as amended
arrangements           ("Code"). Eligible employer plans include defined benefit plans, defined contribution
that                   plans or profit-sharing plans, including 401(k) plans. These employer plans generally
use the                also must meet the requirements of the Employee Retirement Income Security Act of 1974,
RIA contract           as amended ("ERISA").

                       Employer plan arrangements chose RIA:

                       o  As the exclusive funding vehicle for an employer plan. If you chose this option, the annual amount of plan contributions must be at least $10,000.

                       o  As a partial investment funding vehicle for an employer plan. Under this option, the aggregate amount of contributions in the initial participation year were at least
                          $50,000, and the annual aggregate amount of contributions thereafter must be at least $25,000. The guaranteed interest option is not available. Also, a partial funding agreement was completed.
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RIA features           o  31 investment options. The maximum number of active investment options that may be selected at any time is 25.

                       o  Benefit distribution payments.

                       o  Optional Participant Recordkeeping Services ("PRS"), which includes participant-level recordkeeping and making benefit payments.

                       o  Available for trustee-directed or participant-directed plans.

                          -----------------------------------------------------------------------------------------
                          A participant-directed employer plan is an employer plan that permits investment direction by plan participants for contribution allocations or transfers among investment options. A trustee-directed employer plan, is an employer plan that permits those same types of investment decisions only by the employer, a trustee or any named fiduciary or an authorized delegate of the plan.
                          -----------------------------------------------------------------------------------------

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Contributions          o  Can be allocated to any one investment option or divided among them.

                       o  May be made by check or wire transfer.

                       o  Are credited on the day of receipt if accompanied by properly completed forms.
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Transfers among        o  Generally, amounts may be transferred among the investment options.
investment options
                       o  There is no charge for transfers and no tax liability.

                       o  Transfers to the AllianceBernstein Bond Fund and from the guaranteed interest option may be subject to limitations.
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Professional           The Funds are managed by professional investment advisers.
investment management
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Guaranteed             The guaranteed interest option pays interest at guaranteed rates and provides
options                guarantees of principal.
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Tax considerations     o On earnings           No tax until you make withdrawals under the plan.

                       o On transfers          No tax on internal transfers among the investment options.
                      ---------------------------------------------------------------------------------------------

                       Because you are enrolling in an annuity contract that funds a qualified employer sponsored retirement arrangement, you should be aware that such annuities do not provide tax deferral benefits beyond those already provided by the Code. Before purchasing one of these annuities, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of these annuities with any other investment that you may use in connection with your retirement plan or arrangement. (For more information, see "Tax information" later in this prospectus.)
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                                               RIA at a glance -- key features 7

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Charges and expenses   o  Ongoing operations fee assessed against assets invested in investment options including any outstanding loan balance.

                       o  Investment management and financial accounting fees and other expenses charged on a
                          Fund-by-Fund basis, as applicable.

                       o  No sales charges deducted from contributions, but contingent withdrawal charges may apply for non-benefit distributions.

                       o  Charges of the Trusts' portfolios for management fees and other expenses, and 12b-1 fees.

                       o  Administrative fee if you purchase an annuity payout option.

                       o  Participant recordkeeping (optional) charge per participant annual fee of $25.

                       o  Loan fee of 1% of loan principal amount at the time the plan loan is made.

                       o  Administrative charge for certain Funds of Separate Account No. 66.

                       o  We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. This charge is generally deducted from the amount applied to an annuity payout option.
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Benefit                o  Lump sum.
payment
                       o  Installments on a time certain or dollar certain basis. options

                       o  Variety of fixed annuity benefit payout options as available under an employer's plan.
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Additional             o  Participant loans (if elected by your employer; some restrictions apply).
features
                       o Quarterly reports showing:

                       o  transactions in the investment options during the quarter for the employer plan;

                       o  the number of units in the Funds credited to the employer plan; and

                       o  the unit values and/or the balances in all of the investment options as of the end of the quarter.

                       o  Automatic confirmation notice to employer/trustee following the processing of an investment option transfer.

                       o  Annual and semiannual report of the Funds.
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THE ABOVE IS NOT A COMPLETE DESCRIPTION OF ALL MATERIAL PROVISIONS OF THE CONTRACT. IN SOME CASES RESTRICTIONS OR EXCEPTIONS APPLY. ALSO, ALL FEATURES OF THE CONTRACT ARE NOT NECESSARILY AVAILABLE IN YOUR STATE OR AT CERTAIN AGES.

For more detailed information, we urge you to read the contents of this Prospectus, as well as your contract. Please feel free to speak with your financial professional, or call us, if you have any questions. If for any reason you are not satisfied with your contract, you may return it to us for a refund within a certain number of days.


OTHER CONTRACTS

We offer a variety of fixed and variable annuity contracts. They may offer features, including investment options, fees and/or charges that are different from those in the contracts offered by this prospectus. Not every contract is offered through the same distributor. Upon request, your financial professional can show you information regarding other AXA Equitable annuity contracts that he or she distributes. You can also contact us to find out more about any of the AXA Equitable annuity contracts.


8 RIA at a glance -- key features

Fee table

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The following tables describe the fees and expenses that you will pay when enrolling in, owning, and surrendering the RIA contract. The tables reflect charges that affect plan balances participating in the Funds through the group annuity contract, as well as charges you will bear directly under your contract. The table also shows charges and expenses of the portfolios of each Trust that you will bear indirectly. Each of the charges and expenses is more fully described in "Charges and expenses" later in this prospectus.

The first table describes fees and expenses that you will pay at the time that you surrender the contract, make certain withdrawals, purchase an annuity payout option or take a loan from the contract. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply. We deduct no sales charge at the time you make a contribution, and there are no transfer or exchange fees when you transfer assets among the investment options under the contract.


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Charges we deduct from your account value at the time you request certain transactions:
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Maximum contingent withdrawal charge (as a percentage of Fund assets)(1)                   6%

Administrative fee if you purchase an annuity payout option                                $175

Loan fee (as a percentage of amount withdrawn as loan principal at the time the            1%
loan is made)

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including underlying
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Trust portfolio fees and expenses.
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Charges we deduct from the Funds expressed as an annual percentage of daily net assets:

Maximum annual ongoing operations fee (as an annual percentage of daily net              1.25%
Fund assets)(2)

Administrative charge (applies only to certain Funds(3) in Separate Account No. 66)(4)   0.05%

Investment management and accounting fees (applies only to the Pooled Separate           0.50%
Accounts: AllianceBernstein Bond Fund, AllianceBernstein Balanced Fund,
AllianceBernstein Common Stock Fund and AllianceBernstein Mid Cap Growth
Fund.)(4)
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Charges we deduct at the end of each month
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Annual Optional Participant Recordkeeping Services Fee(5)                                $25 per plan participant
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A proportionate share of all fees and expenses paid by a portfolio that corresponds to any variable investment option of the Trusts to which plan balances are allocated also applies. The table below shows the lowest and highest total operating expenses as of December 31, 2007 charged by any of the portfolios. These fees and expenses are reflected in the portfolio's net asset value each day. Therefore, they reduce the investment return of the portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concern- ing each portfolio's fees and expenses is contained in the Trust prospectus for the portfolio.
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Portfolio operating expenses expressed as an annual percentage of average daily net assets
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Total Annual Portfolio Operating Expenses for 2007 (expenses that are deducted           Lowest           Highest
from portfolio assets including management fees, 12b-1 fees, service fees, and/or        ------           -------
other expenses)                                                                          0.38%            1.68%



                                                                     Fee table 9

This table shows the fees and expenses for 2007 as an annual percentage of each Portfolio's daily average net assets.




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                                                                                Trust Related Expenses
                                           Separate                                                 Total
                                           Account                                     Acquired    Annual
                                            Annual                                    Fund Fees   Expenses   Fee Waiv-  Net Annual
                                           Expense                                        and       (Before  ers and/or   Expenses
                                         Administra-   Manage-                         Expenses    Expense    Expense     (After
                                             tive      ment     12b-1      Other     (Underlying   Limita-  Reimburse-   Expense
Portfolio Name                          Charge (3)(4)  Fees(6) Fees(7)   Expenses(8)  Portfolios )  tions)    ments(9)  Limitations)
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AXA Premier VIP Trust:
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Multimanager High Yield                    0.05%      0.57%        --      0.19%          --         0.76%         --     0.76%
Multimanager Small Cap Value                 --       1.03%      0.25%     0.18%          --         1.46%         --     1.46%
Multimanager Technology                      --       1.20%      0.25%     0.22%        0.01%        1.68%       0.00%    1.68%
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EQ Advisors Trust:
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EQ/AllianceBernstein Intermediate
 Government Securities                     0.05%      0.50%        --      0.13%          --         0.63%        ---     0.63%
EQ/AllianceBernstein International         0.05%      0.71%        --      0.18%          --         0.89%      (0.04)%   0.85%
EQ/AllianceBernstein Large Cap Growth        --       0.90%      0.25%     0.13%          --         1.28%      (0.23)%   1.05%
EQ/AllianceBernstein Quality Bond          0.05%      0.50%        --      0.14%          --         0.64%         --     0.64%
EQ/AllianceBernstein Small Cap Growth      0.05%      0.74%        --      0.13%          --         0.87%         --     0.87%
EQ/AllianceBernstein Value                   --       0.59%        --      0.12%          --         0.71%      (0.01)%   0.70%
EQ/BlackRock Basic Value Equity              --       0.55%      0.25%     0.13%          --         0.93%       0.00%    0.93%
EQ/BlackRock International Value             --       0.81%      0.25%     0.19%          --         1.25%       0.00%    1.25%
EQ/Calvert Socially Responsible              --       0.65%      0.25%     0.23%          --         1.13%      (0.08)%   1.05%
EQ/Capital Guardian Growth                   --       0.65%      0.25%     0.14%        0.01%        1.05%      (0.09)%   0.96%
EQ/Capital Guardian Research                 --       0.63%      0.25%     0.13%          --         1.01%      (0.06)%   0.95%
EQ/Equity 500 Index                        0.05%      0.25%        --      0.13%          --         0.38%         --     0.38%
EQ/Evergreen Omega                           --       0.65%      0.25%     0.25%          --         1.15%       0.00%    1.15%
EQ/FI Mid Cap                                --       0.68%      0.25%     0.13%          --         1.06%      (0.06)%   1.00%
EQ/International Core PLUS                   --       0.60%      0.25%     0.30%        0.04%        1.19%      (0.05)%   1.14%
EQ/JPMorgan Value Opportunities              --       0.60%      0.25%     0.14%          --         0.99%      (0.04)%   0.95%
EQ/Large Cap Core PLUS                       --       0.50%      0.25%     0.25%        0.02%        1.02%      (0.05)%   0.97%
EQ/Large Cap Growth PLUS                     --       0.50%      0.25%     0.24%        0.02%        1.01%      (0.04)%   0.97%
EQ/Marsico Focus                             --       0.85%      0.25%     0.13%          --         1.23%      (0.08)%   1.15%
EQ/Mid Cap Value PLUS                        --       0.55%      0.25%     0.24%        0.02%        1.06%      (0.04)%   1.02%
EQ/Money Market                            0.05%      0.32%        --      0.13%          --         0.45%         --     0.45%
EQ/T. Rowe Price Growth Stock                --       0.79%      0.25%     0.14%          --         1.18%      (0.03)%   1.15%
EQ/Van Kampen Emerging Markets Equity        --       1.11%      0.25%     0.28%          --         1.64%       0.00%    1.64%
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Notes:

(1) The contingent withdrawal charge is waived in certain circumstances. The charge reduces to 2% of the amount withdrawn in the ninth participation year and cannot be imposed after the ninth anniversary of a plan's participation in RIA.

(2) The annual ongoing operations fee is deducted monthly and applied on a decremental scale, declining to 0.50% on the account value over $1,000,000, except for plans that adopted RIA before February 9, 1986.


(3) The Funds that have an Administrative charge are: Multimanager High Yield, EQ/AllianceBernstein Intermediate Government Securities,
     EQ/AllianceBernstein International, EQ/AllianceBernstein Quality Bond, EQ/AllianceBernstein Small Cap Growth, EQ/Equity 500 Index and EQ/Money Market.


(4) The Fund annual expenses and the Trusts' annual expenses (if applicable) are reflected in the unit value.

(5)  We deduct this fee on a monthly basis at the rate of $2.08 per participant.

(6) The management fee for each portfolio cannot be increased without a vote of each portfolio's shareholders. See footnote (9) for any expense limitation agreement information.


(7) The Class IB/B shares of each Trust are subject to fees imposed under a distribution plan adopted by each Trust pursuant to Rule 12b-1 under the Investment Company Act of 1940. A "--" indicates that there is no Rule 12b-1 Plan in place for the portfolio shown.


(8) The amount shown as "Other Expenses" will fluctuate from year to year depending on actual expenses. See footnote (9) for any expense limitation agreement information.


(9) The amounts shown reflect any contractual fee waivers and/or expense reimbursements that apply to each portfolio that are in place through at least April 2009. A"--" indicates that there is no expense limitation in effect, and "0.00%" indicates that the expense limitation arrangements did not result in a fee waiver or reimbursement. AXA Equitable, the manager of the AXA Premier VIP Trust and the EQ Advisors Trust, has entered into expense limitation agreements with respect to certain portfolios, which are effective through April 30, 2009 (unless the Board of Trustees of AXAPremier VIP Trust or EQ Advisors Trust, as applicable, consents to an earlier revision or termination of this arrangement). Under these Agreements, AXA Equitable has agreed to waive or limit its fees and assume other expenses of certain portfolios, if necessary, in an amount that limits such Portfolio's Total Annual Expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures and extraordinary expenses) to not more than the amounts specified in the agreements. Each portfolio may at a later date make a reimbursement to AXA Equitable for any of the management fees waived or limited and other expenses assumed and paid by AXA Equitable pursuant to the expense limitation agreement provided that the portfolio's current annual operating expenses do not exceed the operating expense limit determined for such portfolio. See the prospectus for each applicable underlying trust for more information about the arrangements. In addition, a portion of the brokerage commissions



10 Fee table
   of certain portfolios of AXA Premier VIP Trust and EQ Advisors Trust is used to reduce the applicable portfolio's expenses. If the above table reflected both the expense limitation arrangements, plus the portion of the brokerage commissions used to reduce portfolio expenses, the net expenses would be as shown in the table below:


   ---------------------------------------------
                 Portfolio Name
   ---------------------------------------------
   Multimanager Small Cap Value            1.45%
   ---------------------------------------------
   Multimanager Technology                 1.67%
   ---------------------------------------------
   EQ/AllianceBernstein Large Cap Growth   1.03%
   ---------------------------------------------
   EQ/AllianceBernstein Small Cap Growth   0.86%
   ---------------------------------------------
   EQ/AllianceBernstein Value              0.62%
   ---------------------------------------------
   EQ/BlackRock Basic Value Equity         0.92%
   ---------------------------------------------
   EQ/Evergreen Omega                      1.12%
   ---------------------------------------------
   EQ/International Core PLUS              1.05%
   ---------------------------------------------
   EQ/Large Cap Core PLUS                  0.83%
   ---------------------------------------------
   EQ/Large Cap Growth PLUS                0.82%
   ---------------------------------------------
   EQ/Mid Cap Value PLUS                   0.81%
   ---------------------------------------------
   EQ/T. Rowe Price Growth Stock           0.87%
   ---------------------------------------------


EXAMPLES

These examples are intended to help you compare the cost of investing in the RIA contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying Trust fees and expenses.


The examples below show the expenses (which expenses, including the Optional Participants Recordkeeping Services fee, are directly reflected in the participant's retirement account value) that a hypothetical contract owner would pay in the situations illustrated. For purposes of the two sets of examples below, the ongoing operations fee is computed by reference to the actual aggregate annual ongoing operations fee as a percentage of total assets by employer plans in the RIA annuity contract other than corporate plans, resulting in an estimated ongoing operations fee of $92.63 per $10,000. The examples reflect the $25 annual charge for the Optional Participant Recordkeeping Services.


We assume there is no waiver of the withdrawal charge and that no loan has been taken. The charges used in the examples are the maximum expenses rather than the lower current expenses. The guaranteed interest option is not covered by the fee table and examples. However, the ongoing operations fee, the withdrawal charge, the loan fee, the Optional Participant Recordkeeping Services fee, and the administrative fee if you purchase an annuity payout option do apply to amounts in the guaranteed interest option. These examples should not be considered a representation of past or future expenses for any option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.


                                                                    Fee table 11

Separate Account No. 66 examples:

These examples assume that you invest $10,000 in the Funds in Separate Account No. 66 under the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assume the highest and lowest fees and expenses of any of the available portfolios (before expense limitations) of each Trust. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


12 Fee table

SEPARATE ACCOUNT NO. 66



--------------------------------------------------------------------------------------------------------------------------------
                                             If you surrender your contract
                                                      at the end of the                If you annuitize at the end of the
                                                  applicable time period                      applicable time period
                                          1 year    3 years    5 years    10 years    1 year    3 years    5 years    10 years
--------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST:
--------------------------------------------------------------------------------------------------------------------------------
Multimanager High Yield                    $824     $1,181     $1,550      $2,327      $382     $  811     $1,263      $2,502
Multimanager Small Cap Value               $888     $1,374     $1,876      $3,012      $449     $1,014     $1,603      $3,187
Multimanager Technology                    $909     $1,439     $1,984      $3,234      $472     $1,083     $1,717      $3,409
--------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
--------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Intermediate
Government Securities                      $811     $1,142     $1,484      $2,184      $368     $  770     $1,193      $2,359
EQ/AllianceBernstein International         $837     $1,220     $1,616      $2,467      $395     $  852     $1,332      $2,642
EQ/AllianceBernstein Large Cap Growth      $870     $1,321     $1,787      $2,827      $430     $  958     $1,510      $3,002
EQ/AllianceBernstein Quality Bond          $812     $1,145     $1,489      $2,195      $369     $  773     $1,199      $2,370
EQ/AllianceBernstein Small Cap Growth      $835     $1,214     $1,606      $2,446      $393     $  845     $1,321      $2,621
EQ/AllianceBernstein Value                 $814     $1,151     $1,499      $2,217      $371     $  779     $1,209      $2,392
EQ/BlackRock Basic Value Equity            $836     $1,217     $1,611      $2,457      $394     $  849     $1,326      $2,632
EQ/BlackRock International Value           $867     $1,312     $1,772      $2,796      $427     $  949     $1,494      $2,971
EQ/Calvert Socially Responsible            $855     $1,277     $1,712      $2,670      $415     $  911     $1,432      $2,845
EQ/Capital Guardian Growth                 $848     $1,253     $1,672      $2,585      $406     $  886     $1,390      $2,760
EQ/Capital Guardian Research               $844     $1,241     $1,651      $2,542      $402     $  874     $1,368      $2,717
EQ/Equity 500 Index                        $787     $1,067     $1,356      $1,904      $342     $  690     $1,059      $2,079
EQ/Evergreen Omega                         $857     $1,282     $1,722      $2,691      $417     $  918     $1,442      $2,866
EQ/FI Mid Cap                              $849     $1,256     $1,677      $2,596      $408     $  889     $1,395      $2,771
EQ/International Core PLUS                 $861     $1,294     $1,742      $2,733      $421     $  930     $1,463      $2,908
EQ/JPMorgan Value Opportunities            $842     $1,235     $1,641      $2,521      $400     $  867     $1,358      $2,696
EQ/Large Cap Core PLUS                     $845     $1,244     $1,656      $2,553      $403     $  877     $1,374      $2,728
EQ/Large Cap Growth PLUS                   $844     $1,241     $1,651      $2,542      $402     $  874     $1,368      $2,717
EQ/Marsico Focus                           $865     $1,306     $1,762      $2,775      $425     $  943     $1,484      $2,950
EQ/Mid Cap Value PLUS                      $849     $1,256     $1,677      $2,596      $408     $  889     $1,395      $2,771
EQ/Money Market                            $794     $1,088     $1,392      $1,983      $349     $  713     $1,097      $2,158
EQ/T. Rowe Price Growth Stock              $860     $1,291     $1,737      $2,722      $420     $  927     $1,458      $2,897
EQ/Van Kampen Emerging Markets Equity      $905     $1,427     $1,965      $3,194      $468     $1,070     $1,696      $3,369
--------------------------------------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------
                                         If you do not surrender your contract at
                                                           the
                                            end of the applicable time period
                                          1 year    3 years    5 years    10 years
-----------------------------------------------------------------------------------
AXA PREMIER VIP TRUST:
-----------------------------------------------------------------------------------
Multimanager High Yield                    $207      $636      $1,088     $2,327
Multimanager Small Cap Value               $274      $839      $1,428     $3,012
Multimanager Technology                    $297      $908      $1,542     $3,234
-----------------------------------------------------------------------------------
EQ ADVISORS TRUST:
-----------------------------------------------------------------------------------
EQ/AllianceBernstein Intermediate
Government Securities                      $193      $595      $1,018     $2,184
EQ/AllianceBernstein International         $220      $677      $1,157     $2,467
EQ/AllianceBernstein Large Cap Growth      $255      $783      $1,335     $2,827
EQ/AllianceBernstein Quality Bond          $194      $598      $1,024     $2,195
EQ/AllianceBernstein Small Cap Growth      $218      $670      $1,146     $2,446
EQ/AllianceBernstein Value                 $196      $604      $1,034     $2,217
EQ/BlackRock Basic Value Equity            $219      $674      $1,151     $2,457
EQ/BlackRock International Value           $252      $774      $1,319     $2,796
EQ/Calvert Socially Responsible            $240      $736      $1,257     $2,670
EQ/Capital Guardian Growth                 $231      $711      $1,215     $2,585
EQ/Capital Guardian Research               $227      $699      $1,193     $2,542
EQ/Equity 500 Index                        $167      $515      $  884     $1,904
EQ/Evergreen Omega                         $242      $743      $1,267     $2,691
EQ/FI Mid Cap                              $233      $714      $1,220     $2,596
EQ/International Core PLUS                 $246      $755      $1,288     $2,733
EQ/JPMorgan Value Opportunities            $225      $692      $1,183     $2,521
EQ/Large Cap Core PLUS                     $228      $702      $1,199     $2,553
EQ/Large Cap Growth PLUS                   $227      $699      $1,193     $2,542
EQ/Marsico Focus                           $250      $768      $1,309     $2,775
EQ/Mid Cap Value PLUS                      $233      $714      $1,220     $2,596
EQ/Money Market                            $174      $538      $  922     $1,983
EQ/T. Rowe Price Growth Stock              $245      $752      $1,283     $2,722
EQ/Van Kampen Emerging Markets Equity      $293      $895      $1,521     $3,194
-----------------------------------------------------------------------------------




                                                                    Fee table 13

Pooled separate account examples:

These examples assume that you invest $10,000 in the Funds in the Pooled separate accounts under the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year. The example also assumes maximum contract charges and total annual expenses of the portfolios (before expense limitations) set forth in the previous charts. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:




----------------------------------------------------------------------------------------------------------------------
                                       If you surrender your contract
                                      at the end of the applicable time      If you annuitize at the end of the
                                                   period                          applicable time period
----------------------------------------------------------------------------------------------------------------------
                                                                      10                                      10
                                     1 year    3 years    5 years   years    1 year    3 years    5 years   years
----------------------------------------------------------------------------------------------------------------------
AllianceBernstein Bond                $101      $172       $243     $407      $215      $295       $376     $582
AllianceBernstein Balanced            $101      $172       $243     $407      $215      $295       $376     $582
AllianceBernstein Common Stock        $101      $172       $243     $407      $215      $295       $376     $582
AllianceBernstein Mid Cap Growth      $101      $172       $243     $407      $215      $295       $376     $582
----------------------------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------
                                   If you do not surrender your contract
                                     at the end of the applicable time
                                                   period
----------------------------------------------------------------------------
                                                                      10
                                     1 year    3 years    5 years   years
----------------------------------------------------------------------------
AllianceBernstein Bond                $40       $120       $201     $407
AllianceBernstein Balanced            $40       $120       $201     $407
AllianceBernstein Common Stock        $40       $120       $201     $407
AllianceBernstein Mid Cap Growth      $40       $120       $201     $407
----------------------------------------------------------------------------



CONDENSED FINANCIAL INFORMATION


Please see the Appendix at the end of this prospectus for unit values and the number of units outstanding of each Fund available as of December 31, 2007.


FINANCIAL STATEMENTS OF THE FUNDS


Each of the Funds is, or is part of, one of our separate accounts as described in "About the separate accounts" under "More information" later in this prospectus. The financial statements of the Funds are contained in the SAI. The financial statements for the portfolios of each Trust are included in the SAI for each Trust.



14 Fee table

1. RIA features and benefits

--------------------------------------------------------------------------------

INVESTMENT OPTIONS

We offer 31 investment options under RIA, including the Funds and the guaranteed interest option. Each Fund has a different investment objective. The Funds try to meet their investment objectives by investing either in a portfolio of securities or by holding mutual fund shares. The maximum number of active investment options that can be available under any RIA annuity contract at any time is 25. We cannot assure you that any of the Funds will meet their investment objectives.


You can lose your principal when investing in the Funds. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields, including for the EQ/Money Market Fund.


THE ALLIANCEBERNSTEIN BOND FUND


OBJECTIVE

The AllianceBernstein Bond Fund (Separate Account No. 13) is available only to employer plans that signed an agreement to invest monies through the RIA annuity contract in the AllianceBernstein Bond Fund before June 1, 1994. The AllianceBernstein Bond Fund seeks to achieve maximum total return, consistent with investment quality, with less volatility than a long-term bond account, by investing primarily in publicly traded fixed-income securities, such as bonds, debentures and notes. The Fund maintains its own portfolio of securities. The AllianceBernstein Bond Fund is designed for participants who seek a greater rate of return than that normally provided by money market investments and less volatility than that experienced by long-term bond investments.


INVESTMENT STRATEGIES

This AllianceBernstein Bond Fund seeks to consistently add value relative to the broad bond market and intermediate fixed income managers through a research driven, disciplined search for relative value opportunities across the full range of fixed income market sectors. It is actively managed, seeking to add value through a combination of sector and security-specific selections.

The Fixed Income process capitalizes on our firm's independent fundamental and quantitative research to add value. The process begins with proprietary expected return forecasts of our quantitative research team, which narrow the investment universe and identify those sectors, securities, countries and currencies that appear most/least attractive. These quantitative forecasts enable us to prioritize the further in-depth analysis of our fundamental credit and economic research teams. These fundamental research teams are focused on forecasting credit and economic fundamentals which confirm or refute our quantitative model findings.

Once the quantitative and fundamental forecasts have been made, our most senior research and portfolio management professionals meet in "research review" sessions where the forecasts are vetted with the goal of reconciling any differences between quantitative and fundamental projections and determining conviction level in each forecast, and identifying major themes to be implemented in the portfolios. The US Core team then translates the final research recommendations--the output of the research review sessions--into an appropriate portfolio risk target (tracking error). The US Core Team budgets this risk across the primary decisions (sector allocation, security selection and yield curve structure) with the use of proprietary portfolio construction tools.


The AllianceBernstein Bond Fund invests primarily in investment grade fixed-income securities including, but not limited to, the following: obligations issued or guaranteed by the U.S. Government (such as U.S. Treasury securities), its agencies (such as the Government National Mortgage Association), or instrumentalities (such as the Federal National Mortgage Association); U.S. dollar-denominated sovereign and corporate debt of developed and developing nations; mortgage related securities (including agency and non-agency fixed, ARM and hybrid pass-throughs, agency and non-agency CMO's, commercial mortgage-backed securities and dollar rolls); collateralized mortgage obligations; bank obligations; notes; asset-backed securities; zero coupon bonds; preferred stocks and trust preferred securities; and inflation protected securities. At the time in which the fund enters into a transaction involving potential economic leverage (e.g., dollar roll transactions, when-issued securities), the Adviser will maintain cash or other liquid securities either on its records or with the fund's custodian, having an amount equal to or greater than the market value of the position/commitment in question. In addition, the Advisor will monitor the account on a periodic basis to ensure that adequate coverage is maintained. The Fund will not invest more than 5% of its assets in obligations of a single issuer, except government securities. The Fund may also purchase 144A restricted securities. The Fund may also buy debt securities with equity features, such as conversion or exchange rights or warrants for the acquisition of stock or participations based on revenues, sales or profits. All such securities will be investment grade at the time of acquisition. Investment grade securities are those rated within the four highest credit categories (AAA, AA, A or BBB) by Standard & Poor's Corp. ("S&P") or (Aaa, Aa, A or Baa) by Moody's Investors Service, Inc. ("Moody's"), BBB or higher by Fitch or, if unrated, are of comparable investment quality as determined by our credit analysis. Bonds rated below A by S&P, Moody's or Fitch are more susceptible to adverse economic conditions or changing circumstances than those rated A or higher, but we regard these lower-rated bonds as having an adequate capacity to pay principal and interest. The account may invest a limited portion of its assets in debt securities of companies without substantial business in the U.S.


The overall fund duration is maintained approximately within 10% of the Lehman Intermediate Government/Credit Index. Duration is a principle used in selecting portfolio securities that indicates a particular fixed-income security's price volatility. Duration is measured by taking into account (1) all of the expected payments relating to that security and (2) the time in the future when each payment will be made, and


                                                   RIA features and benefits  15
then weighting all such times by the present value of the corresponding payments. The duration of a fixed-income security with interest payments occurring prior to its maturity is always shorter than its term to maturity (except in the case of a zero coupon security). In addition, given identical maturities, the lower the stated rate of interest of a fixed-income security, the longer its duration, and, conversely, the higher the stated rate of interest of a fixed-income security, the shorter its duration. We believe that the AllianceBernstein Bond Fund's policy of purchasing intermediate duration bonds significantly reduces the volatility of the Fund's unit price over that of a long-term bond account.

Additionally, the AllianceBernstein Bond Fund also may invest in investment grade money market securities, including, but not limited to, obligations of the U.S. Government, its agencies and instrumentalities; negotiable certificates of deposit; banker's acceptances or bank time deposits; repurchase agreements; master demand notes; and other money market instruments. For temporary or defensive purposes, the AllianceBernstein Bond Fund also may invest in money market securities without limitation. Cash equivalent investments are defined as any security that has a maturity less than one year including repurchase agreements in accordance with AXA Equitable guidelines. The Fund may invest in cash equivalents in a commingled investment fund managed by the Adviser.

Finally, the AllianceBernstein Bond Fund may purchase fixed-income securities and money market securities having adjustable rates of interest with periodic demand features. The AllianceBernstein Bond Fund also may purchase fixed-income securities and certain money market securities on a when-issued or delayed delivery basis.

Swap transactions are prohibited.

RISKS OF INVESTMENT STRATEGIES

See "Risks of investing in the Funds" later in this prospectus, for information on the risks associated with an investment in the Funds generally, and in the AllianceBernstein Bond Fund specifically.

THE ALLIANCEBERNSTEIN BALANCED FUND

OBJECTIVES

The Balanced Fund ("the Portfolio") seeks to achieve both appreciation of capital and current income through investment in a diversified Portfolio of publicly traded common stocks, equity-type securities, debt securities and short-term money-market instruments. The Balanced Fund will include allocations to three sub-portfolios: Global Structured Equity, US Core Fixed Income and Cash.

INVESTMENT STRATEGIES

The Global Structured Equity sub-portfolio's objective is to deliver consistent excess returns driven by intensive company research combined with a disciplined portfolio construction process focused on risk control. The sub-portfolio targets long-term growth of capital and to outperform the Morgan Stanley Capital International (MSCI) World Index over any three year period.

The Global Structured Equity sub-portfolio invests primarily in equity and equity type securities (such as convertible bonds, convertible preferred and warrants) by using a disciplined investment approach to identify attractive investment candidates based on internally generated research. The Advisor's global industry research analysts are responsible for a primary research universe of companies that are primarily stocks in the MSCI World Index or stocks with similar characteristics that meet the Advisor's investment criteria. The analysts conduct in-depth research on these companies to uncover the most attractive investment opportunities. The sub-portfolio is constructed to maximize exposure to stocks selected by the Advisor's analysts and Portfolio Managers. Individual security weights are a function of the analyst view, ownership within other portfolios, volatility, correlation and index weight. It may also hold securities to control risk and to limit the traditional sources of risk such as style/theme exposures. The result is a combination of stocks in the sub-portfolio with fundamental characteristics, as well as country and sector weightings that approximate those of the benchmark. The sub-portfolio primarily invests its assets in countries included in the MSCI World Index, however the portfolio may not invest in Emerging Market securities that fall into the MSCI Emerging Markets country definition. The sub-portfolio may also utilize currency hedging through the use of currency forwards. For the currency hedging process, the Advisor uses forward contracts that require the purchase or delivery of a foreign currency at some future date. The price paid for the contract is the current price of the foreign currency in U.S. dollars plus or minus an adjustment based on the interest rate differential between the U.S. dollar and the foreign currency. This process utilizes the Advisor's currency multi-factor expected return model based upon: interest rate differentials, current account imbalances, convergence to purchasing-power parity and market momentum. The strategy is implemented using optimization tools that explicitly recognize the link between return potential and risk. The use of currency forwards may only be used for currency hedging purposes. The use of cross hedging may only be utilized with prior approval of AXA Equitable.

The US Core Fixed Income's sub-portfolio seeks to consistently add value relative to the broad bond market and core fixed income managers through a research driven, disciplined search for relative value opportunities across the full range of fixed income market sectors. It is actively managed, seeking to add value through a combination of sector and security-specific selections.

The Fixed Income process capitalizes on our firm's independent fundamental and quantitative research to add value. The process begins with proprietary expected return forecasts of our quantitative research team, which narrow the investment universe and identify those sectors, securities, countries and currencies that appear most/least attractive. These quantitative forecasts enable us to prioritize the further in-depth analysis of our fundamental credit and economic research teams. These fundamental research teams are focused on forecasting credit and economic fundamentals which confirm or refute our quantitative model findings.

Once the quantitative and fundamental forecasts have been made, our most senior research and portfolio management professionals meet in "research review" sessions where the forecasts are vetted with the goal of reconciling any differences between quantitative and fundamental projections and determining conviction level in each forecast, and identifying major themes to be implemented in the portfolios. The


16  RIA features and benefits

US Core team then translates the final research recommendations--the output of the research review sessions--into an appropriate portfolio risk target (tracking error). The US Core Team budgets this risk across the primary decisions (sector allocation, security selection and yield curve structure) with the use of proprietary portfolio construction tools.

The US Core Fixed Income sub-portfolio may invest in a wide variety of publicly traded debt instruments. The sub-portfolio's non-money market securities will consist primarily of publicly-traded securities issued or guaranteed by the United States Government (such as U.S. Treasury securities) or its agencies (such as the Government National Mortgage Association), or instrumentalities (such as the Federal National Mortgage Association), US dollar-denominated sovereign and corporate debt of developed and developing nations, including, but not limited to, bank obligations, notes, asset-backed securities, mortgage-related securities (includes agency and non-agency fixed, Adjustable Rate Mortgage and hybrid pass-throughs, agency and non-agency Collateralized Mortgage Obligations, and dollar rolls), zero coupon bonds, preferred stock, trust preferred securities and inflation protected securities. At the time in which the account enters into a transaction involving potential economic leverage (e.g., dollar roll transactions, when-issued securities, futures), the Advisor will maintain cash or other liquid securities either on its records or with the account's custodian, having an amount equal to or greater than the market value of the position/commitment in question. In addition, the Advisor will monitor the account on a periodic basis to ensure that adequate coverage is maintained. It may also purchase 144A securities. The sub-portfolio may also buy debt securities with equity features, such as conversion or exchange rights or warrants for the acquisition of stock or participations based on revenues, sales or profits. All such securities will be investment grade, at the time of acquisition, i.e., rated BBB or higher by Standard & Poor's Corporation (S&P), Baa or higher by Moody's Investor Services, Inc. (Moody's), BBB or higher by Fitch or if unrated, will be of comparable investment quality. The sub-portfolio may invest up to 10% of its assets in debt securities of companies without substantial business in the United States. It may invest directly in investment grade money market instruments. Cash equivalent investments are defined as any security that has a maturity less than one year, including repurchase agreements, in accordance with AXA Equitable guidelines.

Swap transactions are prohibited.

The overall sub-portfolio duration is maintained approximately within 10% of the Lehman Aggregate Bond Index. Focus is on efficiently constructing a neutral duration rather than on substantially lengthening or shortening the absolute duration level.

The Cash sub-portfolio may invest directly in investment-grade money market instruments.

The portfolio may invest in cash equivalents in a commingled investment fund managed by the Adviser.

ASSET ALLOCATION POLICIES

The Portfolio includes an asset allocation with a 60% weighting for equity securities and a 40% weighting for debt securities (see chart below). This asset allocation, which has been adapted to AXA Equitable specifications, is summarized below. The Advisor will allow the relative weightings of the Portfolio's debt and equity components to vary in response to markets, but ordinarily only by +/- 3% of the portfolio. Beyond those ranges, the Advisor may generally rebalance the Portfolio toward the targeted asset allocation, in line with AXA Equitable specifications. However, under extraordinary circumstances, when the Advisor believes that conditions favoring one investment style are compelling, the ranges may expand to 10% of the Portfolio, with AXA Equitable's prior consent. Furthermore, the Advisor reserves the right to modify the rebalancing targets which are based on the Advisor's current quantitative research, should prevailing market conditions and other factors necessitate.


--------------------------------------------------------------------------------
Allocation                                          AXA Equitable's
Portfolio Type           Sub-Portfolio              Specified Target
--------------------------------------------------------------------------------
Global Equity           Global Structured Equity          60%
--------------------------------------------------------------------------------
Total fixed and money
market instruments:                                       40%
  o  Fixed              o 35%-US Core Fixed Income

  o  Money market       o 5%-Cash
     instruments
--------------------------------------------------------------------------------


RISKS OF INVESTMENT STRATEGIES

See "Risks of investing in the Funds" later in this prospectus, for information on the risks associated with an investment in the Funds generally, and in the AllianceBernstein Balanced Fund specifically.


THE ALLIANCEBERNSTEIN COMMON STOCK FUND


OBJECTIVE


The AllianceBernstein Common Stock Fund seeks to achieve long-term growth of capital by investing in the securities of companies that we believe will share in the growth of our nation's economy--and those of other leading industrialized countries--over a long period. The Fund maintains its own portfolio of securities.



INVESTMENT STRATEGIES


The AllianceBernstein Common Stock Fund (Separate Account No. 4) invests primarily in common stock. The Fund also may invest in other investments, including convertible preferred stock and convertible debt. At times the Fund may invest its equity holdings in a relatively small number of issuers, provided that no investment when made causes more than 10% of the Fund's assets to be invested in the securities of one issuer.

The AllianceBernstein Common Stock Fund also may invest smaller amounts in other equity-type securities, such as convertible preferred stocks or convertible debt instruments. The Fund also may invest in other investments, including convertible preferred stocks. The Fund also may invest up to 15% of its total assets in foreign securities (securities of established foreign companies without substantial business in the United States).


The AllianceBernstein Common Stock Fund may make temporary investments in government obligations, short-term commercial paper and other money market instruments.


                                                   RIA features and benefits  17

RISKS OF INVESTMENT STRATEGIES

See "Risks of investing in the Funds" later in this prospectus, for information on the risks associated with an investment in the Funds generally, and in the AllianceBernstein Common Stock Fund specifically.


THE ALLIANCEBERNSTEIN MID CAP GROWTH FUND


OBJECTIVE

The AllianceBernstein Mid Cap Growth Fund (Separate Account No. 3) seeks to achieve long-term capital growth through a diversified portfolio of equity securities. The account will attempt to achieve this objective by investing primarily in the common stock of medium-sized companies which have the potential to grow faster than the general economy and to grow into much larger companies.


INVESTMENT STRATEGIES

The AllianceBernstein Mid Cap Growth Fund is actively managed to obtain excess return versus the Russell Mid Cap Growth Index. The Fund invested at least 80% of its total assets in the common stock of companies with medium capitalizations at the time of the Fund's investment, similar to the market capitalizations of companies in the Russell Mid Cap Growth Index. Companies whose capitalizations no longer meet this definition after purchase continue to be considered to have a medium market capitalization for purposes of the 80% policy. If deemed appropriate, in order to meet the investment objectives, the Fund may invest in companies in cyclical industries as well as in securities that the adviser believes are temporarily undervalued. The Fund may also invest in foreign companies without substantial business in the United States.

The Fund may also invest in convertible preferred stocks, convertible debt securities and short-term debt securities such as corporate notes, and temporarily invest in money market instruments. Additionally, the Fund may invest up to 10% of its total assets in restricted securities.

The Fund attempts to generate excess return by taking active risk in security selection, and implementing a top-down strategic analysis and a bottom-up stock selection approach, looking for companies with unique growth potential. Economic sector allocation will also be taken into consideration, and the account may often be concentrated in industries where research resources indicate there is high growth potential. The Fund is fully invested.


RISKS OF INVESTMENT STRATEGIES

See "Risks of investing in the Funds" later in this prospectus, for information on the risks associated with an investment in the Funds generally, and in the AllianceBernstein Mid Cap Growth Fund specifically. Note, however, that due to the AllianceBernstein Mid Cap Growth Fund's investment policies, this Fund provides greater growth potential and greater risk than the AllianceBernstein Bond, AllianceBernstein Common Stock and AllianceBernstein Balanced Funds. As a result, you should consider limiting the amount allocated to this Fund, particularly as you near retirement.

INVESTMENT MANAGER OF THE ALLIANCEBERNSTEIN BOND, ALLIANCEBERNSTEIN BALANCED, ALLIANCEBERNSTEIN COMMON STOCK AND ALLIANCEBERNSTEIN MID CAP GROWTH FUNDS

We manage the AllianceBernstein Bond, AllianceBernstein Balanced, AllianceBernstein Common Stock and AllianceBernstein Mid Cap Growth Funds. We currently use the personnel and facilities of AllianceBernstein L.P. ("AllianceBernstein") for portfolio management, securities selection and transaction services. We are the majority-owners of AllianceBernstein, a limited partnership. We and AllianceBernstein are each registered investment advisers under the Investment Advisers Act of 1940, as amended.

AllianceBernstein acts as investment adviser to various separate accounts and general accounts of AXA Equitable and other affiliated insurance companies. AllianceBernstein also provides investment management and advisory services to mutual funds, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations. The following portfolio managers are primarily responsible for the day-to-day management of the Funds:



--------------------------------------------------------------------------------
                                                    Business experience
Fund                         Portfolio Manager      for past 5 years
--------------------------------------------------------------------------------
AllianceBernstein Bond       Alison Martier (Team   Portfolio manager at
Fund                         Leader)                AllianceBernstein since
                                                    1993
                             Shawn Keegan           Portfolio manager at
                                                    AllianceBernstein since
                                                    2001
                             Joran Laird            Portfolio manager at
                                                    AllianceBernstein since
                                                    2000
                             Greg Wilensky          Portfolio manager at
                                                    AllianceBernstein since
                                                    1996.
--------------------------------------------------------------------------------
AllianceBernstein Balanced   Alison Martier         Portfolio Manager at
Fund                                                AllianceBernstein since
                                                    1993
                             Shawn Keegan           Portfolio Manager at
                                                    AllianceBernstein since
                                                    2001
                             Greg Wilensky          Portfolio Manager at
                                                    AllianceBernstein since
                                                    1996
                             Joshua Lisser          Portfolio Manager at
                                                    AllianceBernstein since
                                                    1992
                             Seth Masters           Portfolio Manager at
                                                    AllianceBernstein since
                                                    1995
                             Thomas Fontaine        Portfolio Manager at
                                                    AllianceBernstein since
                                                    2003
                             Chris Nikolich         Portfolio Manager at
                                                    AllianceBernstein since
                                                    1997
                             Joran Laird            Portfolio Manager at
                                                    AllianceBernstein since
                                                    2000
--------------------------------------------------------------------------------
AllianceBernstein Common     Alan Levi              Portfolio manager at
Stock Fund                                          AllianceBernstein since
                                                    1995
                             Robert Ginsberg        Portfolio Manager at
                                                    AllianceBernstein since
                                                    1998
                             Jack Plym              Portfolio Manager at
                                                    AllianceBernstein since
                                                    2000
--------------------------------------------------------------------------------


18  RIA features and benefits

--------------------------------------------------------------------------------
                                                 Business experience
Fund                        Portfolio Manager    for past 5 years
--------------------------------------------------------------------------------
AllianceBernstein Mid Cap   Catherine Wood       Portfolio manager at
Growth Fund                                      AllianceBernstein since
                                                 2001
--------------------------------------------------------------------------------


The SAI provides additional information about the portfolio managers including compensation, other accounts managed and ownership of securities of the Funds.


As of December 31, 2007 AllianceBernstein had total assets under management of approximately $800 billion. AllianceBernstein's main office is located at 1345 Avenue of the Americas, New York, New York 10105.


The Investment Committee of our Board of Directors must authorize or approve the securities held in the AllianceBernstein Bond, AllianceBernstein Balanced, AllianceBernstein Common Stock and AllianceBernstein Mid Cap Growth Funds. Subject to the Investment Committee's broad supervisory authority, our investment officers and managers have complete discretion over the assets of these Funds and have been given discretion as to sales and, within specified limits, purchases of stocks, other equity securities and certain debt securities. When an investment opportunity arises that is consistent with the objectives of more than one account, we allocate investment opportunities among accounts in an impartial manner based on certain factors such as investment objective and current investment and cash positions.


PORTFOLIO HOLDINGS POLICY FOR THE POOLED SEPARATE ACCOUNTS


A description of the policies and procedures with respect to disclosure of the portfolio securities of The AllianceBernstein Bond Fund, The AllianceBernstein Balanced Fund, The AllianceBernstein Common Stock Fund and the AllianceBernstein Mid Cap Growth Fund is available in the SAI. Generally, portfolio information is available 15 days after the month and free of charge by calling 1(866) 642-3127.



FUNDS INVESTING IN THE TRUSTS

The Funds of Separate Account No. 66 invest in corresponding portfolios of AXA Premier VIP Trust and EQ Advisors Trust. The investment results you will experience in any one of those Funds will depend on the investment performance of the corresponding portfolios. The table below shows the names of the corresponding portfolios, their investment objectives, and their advisers.


                                                   RIA features and benefits  19

PORTFOLIOS OF THE TRUSTS

AXA Equitable serves as the investment manager of the Portfolios of AXA Premier VIP Trust and EQ Advisors Trust. AXA Equitable has entered into sub-advisory agreements with investment advisers (the "sub-advisers") to carry out the day-to-day investment decisions for the Portfolios. As such, AXA Equitable oversees the activities of the sub-advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below shows the names of the corresponding Portfolios, their investment objectives and their sub-adviser(s).



------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Trust
Portfolio Name                 Objective                                                 Sub-Adviser(s)
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER HIGH YIELD        High total return through a combination of current        o Pacific Investment Management Company LLC
                               income and capital appreciation.                          o Post Advisory Group, LLC
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER TECHNOLOGY        Long-term growth of capital.                              o Firsthand Capital Management, Inc.
                                                                                         o RCM Capital Management LLC
                                                                                         o Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP         Long-term growth of capital.                              o Franklin Advisory Services, LLC
 VALUE                                                                                   o Lazard Asset Management LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ Advisors Trust
Portfolio Name                 Objective                                                 Sub-Adviser(s)
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN INTER-    Seeks to achieve high current income consistent with      o AllianceBernstein L.P.
 MEDIATE GOVERNMENT            relative stability of principal.
 SECURITIES
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN           Seeks to achieve long-term growth of capital.             o AllianceBernstein L.P.
 INTERNATIONAL
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN LARGE     Seeks to achieve long-term growth of capital.             o AllianceBernstein L.P.
 CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN QUALITY   Seeks to achieve high current income consistent with      o AllianceBernstein L.P.
 BOND                          moderate risk to capital.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN SMALL     Seeks to achieve long-term growth of capital.             o AllianceBernstein L.P.
 CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN VALUE     Seeks capital appreciation.                               o AllianceBernstein L.P.
------------------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE       Seeks to achieve capital appreciation and secondarily,    o BlackRock Investment Management, LLC
 EQUITY                        income.
------------------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK INTERNATIONAL     Seeks to provide current income and long-term growth of   o BlackRock Investment Management
 VALUE                         income, accompanied by growth of capital.                   International Limited
------------------------------------------------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY            Seeks to achieve long-term capital appreciation.          o Calvert Asset Management Company, Inc.
 RESPONSIBLE                                                                             o Bridgeway Capital Management Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN GROWTH     Seeks to achieve long-term growth of capital.             o Capital Guardian Trust Company
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN            Seeks to achieve long-term growth of capital.             o Capital Guardian Trust Company
 RESEARCH
------------------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX            Seeks to achieve a total return before expenses that      o AllianceBernstein L.P.
                               approximates the total return performance of the S&P
                               500 Index, including reinvestment of dividends, at a
                               risk level consistent with that of the S&P 500 Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/EVERGREEN OMEGA             Seeks to achieve long-term capital growth.                o Evergreen Investment Management
                                                                                           Company, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/FI MID CAP                  Seeks to achieve long-term growth of capital.             o Fidelity Management & Research Company
------------------------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE              Seeks to achieve long-term capital appreciation.          o JPMorgan Investment Management Inc.
 OPPORTUNITIES
------------------------------------------------------------------------------------------------------------------------------------


20 RIA features and benefits

------------------------------------------------------------------------------------------------------------------------------------
EQ Advisors Trust
Portfolio Name              Objective                                                   Sub-Adviser(s)
------------------------------------------------------------------------------------------------------------------------------------
EQ/MARSICO FOCUS            Seeks to achieve long-term growth of capital.               o Marsico Capital Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET             Seeks to obtain a high level of current income, preserve    o The Dreyfus Corporation
                            its assets and maintain liquidity.
------------------------------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH     Seeks to achieve long-term capital appreciation.            o T. Rowe Price Associates, Inc.
 STOCK
------------------------------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN EMERGING      Seeks to achieve long-term capital appreciation.            o Morgan Stanley Investment Management, Inc.
 MARKETS EQUITY
------------------------------------------------------------------------------------------------------------------------------------
MARKETPLUS INTERNATIONAL    Seeks to achieve long-term growth of capital.               o AXA Equitable
 CORE                                                                                   o Mellon Equity Associates LLC
                                                                                        o Wentworth Hauser and Violich, Inc.
------------------------------------------------------------------------------------------------------------------------------------
MARKETPLUS LARGE CAP CORE   Seeks long-term growth of capital with a secondary          o AXA Equitable
                            objective to seek reasonable current income. For the pur-   o Institutional Capital Corporation LLC
                            poses of this Portfolio, the words "reasonable current      o Mellon Capital Management Corporation
                            income" mean moderate income.
------------------------------------------------------------------------------------------------------------------------------------
MARKETPLUS LARGE CAP        Seeks to provide long-term capital growth.                  o AXA Equitable
 GROWTH                                                                                 o Marsico Capital Management LLC
                                                                                        o Mellon Capital Management Corporation
------------------------------------------------------------------------------------------------------------------------------------
MARKETPLUS MID CAP VALUE    Seeks to achieve long-term capital appreciation.            o AXA Equitable
                                                                                        o Mellon Capital Management Corporation
                                                                                        o Wellington Management Company LLP
------------------------------------------------------------------------------------------------------------------------------------



You should consider the investment objectives, risks, and charges and expenses of the Portfolios carefully before investing. The prospectuses for the Trusts contain this and other important information about the Portfolios. The prospectuses should be read carefully before investing.



                                                    RIA features and benefits 21

RISKS OF INVESTING IN THE FUNDS

All of the Funds invest in securities of one type or another. You should be aware that any investment in securities carries with it a risk of loss, and you could lose money investing in the Funds. The different investment objectives and policies of each Fund may affect the return of each Fund and the risks associated with an investment in that Fund.

Additionally, market and financial risks are inherent in any securities investment. By market risks, we mean factors which do not necessarily relate to a particular issuer, but affect the way markets, and securities within those markets, perform. Market risks can be described in terms of volatility, that is, the range and frequency of market value changes. Market risks include such things as changes in interest rates, general economic conditions and investor perceptions regarding the value of debt and equity securities. By financial risks we mean factors associated with a particular issuer which may affect the price of its securities, such as its competitive posture, its earnings and its ability to meet its debt obligations.

The risk factors associated with an investment in the AllianceBernstein Bond, AllianceBernstein Common Stock, AllianceBernstein Mid Cap Growth and AllianceBernstein Balanced Funds are described below. See the SAI for additional information regarding certain investment techniques used by these Funds. See the prospectuses for each Trust for risk factors and investment techniques associated with the portfolios in which the other Funds invest.


RISK FACTORS -- ALLIANCEBERNSTEIN BOND, ALLIANCEBERNSTEIN COMMON STOCK, ALLIANCEBERNSTEIN MID CAP GROWTH AND ALLIANCEBERNSTEIN BALANCED FUNDS

COMMON STOCK. Investing in common stocks and related securities involves the risk that the value of the stocks or related securities purchased will fluctuate. These fluctuations could occur for a single company, an industry, a sector of the economy, or the stock market as a whole. These fluctuations could cause the value of the Fund's investments -- and, therefore, the value of the Fund's units -- to fluctuate.

SECURITIES OF MEDIUM AND SMALLER SIZED COMPANIES.
The AllianceBernstein Mid Cap Growth Fund invests primarily in the securities of medium-sized companies. The AllianceBernstein Common Stock and AllianceBernstein Balanced Funds may also make these investments, as well as investments in smaller-sized companies. The securities of small and medium-sized, less mature, lesser known companies involve greater risks than those normally associated with larger, more mature, well-known companies. Therefore, consistent earnings may not be as likely in small companies as in large companies.

The Funds also run a risk of increased and more rapid fluctuations in the value of its investments in securities of small or medium-sized companies. This is due to the greater business risks of small-size and limited product lines, markets, distribution channels, and financial and managerial resources. Historically, the price of small (less than $1 billion) and medium (between $1 and $15 billion) capitalization stocks and stocks of recently organized companies have fluctuated more than the larger capitalization stocks and the overall stock market. One reason is that small and medium-sized companies have a lower degree of liquidity in the markets for their stocks, and greater sensitivity to changing economic conditions.

NON-EQUITY SECURITIES. Investing in non-equity securities, such as bonds and debentures, involves the risk that the value of these securities held by the AllianceBernstein Bond, the AllianceBernstein Balanced and the AllianceBernstein Common Stock Funds -- and, therefore, the value of each of the Fund's units -- will fluctuate with changes in interest rates (interest rate risk) and the perceived ability of the issuer to make interest or principal payments on time (credit risk). A decline in prevailing interest rates generally will increase the value of the securities held by the AllianceBernstein Bond Fund, while an increase in prevailing interest rates usually reduces the value of the AllianceBernstein Bond Fund's holdings. As a result, interest rate fluctuations will affect the value of AllianceBernstein Bond Fund units, but will not affect the income received from the Fund's current portfolio holdings. Moreover, convertible securities, which may be in the AllianceBernstein Bond, AllianceBernstein Balanced, AllianceBernstein Common Stock and AllianceBernstein Mid Cap Growth Funds, such as convertible preferred stocks or convertible debt instruments, contain both debt and equity features, and may lose significant value in periods of extreme market volatility.

FOREIGN INVESTING. Investing in securities of foreign companies that may not do substantial business in the United States involves additional risks, including risk of loss from changes in the political or economic climate of the countries in which these companies do business. Foreign currency fluctuations, exchange controls or financial instability could cause the value of the AllianceBernstein Common Stock, Mid Cap Growth and Balanced Funds' foreign investments to fluctuate. Additionally, foreign accounting, auditing and disclosure standards may differ from domestic standards, and there may be less regulation in foreign countries of stock exchanges, brokers, banks, and listed companies than in the United States. As a result, the Fund's foreign investments may be less liquid and their prices may be subject to greater fluctuations than comparable investments in securities of U.S. issuers.

RESTRICTED SECURITIES. Investing in restricted securities involves additional risks because these securities generally (1) are less liquid than non-restricted securities and (2) lack readily available market quotations. Accordingly, the AllianceBernstein Bond, AllianceBernstein Balanced and the AllianceBernstein Mid Cap Growth Funds may be unable to quickly sell their restricted security holdings at fair market value.

The following discussion describes investment risks unique to either the AllianceBernstein Common Stock Fund, AllianceBernstein Mid Cap Growth Fund or the AllianceBernstein Balanced Fund.


INVESTMENT CONCENTRATION. Concentrating the AllianceBernstein Common Stock Fund's equity holdings in the stocks of a few companies increases the risk of loss, because a decline in the value of one of these stocks would have a greater impact on the Fund. As of December 31, 2007, the Fund held 17% of its net assets in the stocks of four issuers. See Separate Account No. 4 (Pooled) Statement of Investments and Net Assets in the SAI.



22  RIA features and benefits

RISKS OF INVESTMENT STRATEGIES. Due to the AllianceBernstein Mid Cap Growth Fund's aggressive investment policies, this Fund provides greater growth potential and may have greater risk than other equity offerings. As a result, you should consider limiting the amount allocated to this Fund, particularly as you near retirement.


CHANGE OF INVESTMENT OBJECTIVES

We can change the investment objectives of the AllianceBernstein Bond, AllianceBernstein Common Stock, AllianceBernstein Mid Cap Growth and AllianceBernstein Balanced Funds if the New York State Insurance Department approves the change.

The investment objectives of the portfolios of the Trusts may be changed by the Board of Trustees of each Trust without the approval of shareholders. See "Voting rights" under "More information" later in this prospectus.


GUARANTEED INTEREST OPTION

The guaranteed interest option is part of our general account and pays interest at guaranteed rates. We discuss our general account under "More information" later in this prospectus.

The amount allocated to the guaranteed interest option earns interest at the current guaranteed interest rate which is an annual effective rate. After we credit the interest, we deduct certain charges and fees.

We credit interest through and allocate interest on the date of any transfer or withdrawal transaction. We credit interest each day of the month to the account value in the guaranteed interest account at the beginning of the day at a daily rate equivalent to the guaranteed interest rate that applies to those amounts.


CURRENT AND MINIMUM INTEREST RATES

Except as described below, the "current rate" is the rate of interest that we actually credit to amounts in the guaranteed interest option for any given calendar year. We declare current rates for each class of employer plan that is using the RIA annuity contract as its funding vehicle before the beginning of each calendar year. In addition to the current rate, we declare "minimum rates" for the next two calendar years. Except as stated below, the minimum interest rates will never be lower than 4%. If the employer plan's contract permits investment in the AllianceBernstein Bond Fund, we may at times have the right to declare a lower current rate of interest ("revised rate") which will remain in effect for the remainder of the calendar year only for new amounts contributed or transferred by the employer plan to the guaranteed interest option. See "Special rules applicable to the AllianceBernstein Bond Fund" later in this prospectus, for the circumstances under which a revised rate might be declared. Such revised rate will reflect market interest rates for money market instruments and other short-term investments existing at the time any such amount is contributed or transferred to the guaranteed interest option without regard to any previously declared minimum rate.


The current interest rate for 2008 and the minimum interest rates for 2009 and 2010 guaranteed for each class, are stated in the proposal documents submitted to sponsors of prospective RIA employer plans. The establishment of new classes will not decrease the rates that apply to employer plans already assigned to a previous class. The effective current rate for 2009 and the minimum rates effective for calendar year 2010 and 2011 will be declared in December 2008.



CLASSES OF EMPLOYER PLANS

We assigned an employer plan to a "class" of employer plans upon its participation in the Master Retirement Trust in order to help us determine the current and minimum guaranteed rates of interest that apply for the employer plan participating in the guaranteed interest option under the RIA annuity contract. The initial class of employer plans to which an employer plan was assigned depended on the date the plan was adopted.


REVISED INTEREST RATES

All of the following conditions must exist for us to declare a revised rate:

o on the date of the allocation, the aggregate amount held in the AllianceBernstein Bond Fund with respect to all employer plans comprising AXA Equitable's Small Pension book of business is at least 10% of the aggregate amount then held under all the contracts which fund those plans;


o on the date of the allocation, the "current" guaranteed interest rate with respect to the employer plan's guaranteed interest option that would otherwise apply, exceeds the benchmark treasury rate by at least 0.75%; and

o prior allocations to the guaranteed interest option for the employer plan during that calendar year equal or exceed 110% of the average annual allocations to the guaranteed interest option for the employer plan during the three immediately preceding calendar years.

If we declare a revised rate for plans permitted to invest in the AllianceBernstein Bond Fund the employer or plan trustee may, by written notice, withdraw all or part of the amount that would be credited with such lower revised rate, without deduction of the contingent withdrawal charge. The investment, for the remainder of the calendar year, of such withdrawn or returned amounts in a funding vehicle other than RIA shall not be considered a violation of an employer plan's exclusive funding obligation provided such amount is contributed to RIA at the beginning of the following calendar year.


                                                   RIA features and benefits  23

2. How we value your account value

--------------------------------------------------------------------------------

FOR THE FUNDS. When you invest in a Fund, your contribution or transfer purchases "units" of that Fund. The unit value on any day reflects the value of the Fund's investments for the day and the charges and expenses we deduct from the Fund. We calculate the number of units you purchase by dividing the amount you invest by the unit value of the Fund as of the close of business on the day we receive your contribution or transfer instruction.

--------------------------------------------------------------------------------
Generally, our "business day" is any day on which the New York Stock Exchange is open for trading. A business day does not include any day we choose not to open due to emergency conditions. We may also close early due to emergency conditions.
--------------------------------------------------------------------------------

On any given day, your account value in any Fund equals the number of the Fund's units credited to your account, adjusted for any Fund's units cancelled from your account, multiplied by that day's value for one Fund unit. In order to take deductions from any Fund, we cancel units having a value equal to the amount we need to deduct. Otherwise, the number of your Fund units of any Fund does not change unless you make additional contributions, make a withdrawal, make a transfer, or request some other transaction that involves moving assets into or out of that Fund.

FOR THE GUARANTEED INTEREST OPTION. The value of any investment in the guaranteed interest option is, at any time, the total contributions allocated to the guaranteed interest option, plus the interest earned, less (i) withdrawals to make employer plan benefit payments, (ii) withdrawals to make other employer plan withdrawals (including loans) and (iii) charges and fees provided for under the contracts.


HOW WE DETERMINE THE UNIT VALUE

When contributions are invested in the Funds, the number of units outstanding attributable to each Fund is correspondingly increased; and when amounts are withdrawn from one of these Funds, the number of units outstanding attributable to that Fund is correspondingly decreased.

For the AllianceBernstein Bond, AllianceBernstein Balanced, AllianceBernstein Common Stock and AllianceBernstein Mid Cap Growth Funds, the unit values reflect investment performance and investment management and financial accounting fees. We determine the respective unit values for these Funds by multiplying the unit value for the preceding business day by the net investment factor for that subsequent day. We determine the net investment factor as follows:

o First, we take the value of the Fund's assets at the close of busi ness on the preceding business day.

o Next, we add the investment income and capital gains, realized and unrealized, that are credited to the assets of the Fund during the business day for which the net investment factor is being determined.

o Then, we subtract the capital losses, realized and unrealized, and o investment management and financial accounting fees charged to the Fund during that business day.

o Finally, we divide this amount by the value of the Fund's assets at o the close of the preceding business day.

Prior to June 1, 1994, for the AllianceBernstein Bond, AllianceBernstein Balanced, AllianceBernstein Common Stock and AllianceBernstein Mid Cap Growth Funds, the investment management and financial accounting fees were deducted monthly from employer plan balances in these Funds.

For a Fund of Separate Account No. 66, the unit value for any business day together with any preceding non-business days ("valuation period") is equal to the unit value for the preceding valuation period multiplied by the net investment factor for that Investment Fund for that valuation period. The net investment factor for a valuation period is:

                                       a
                                     (---)   - c
                                       b
where:

(a) is the value of the Fund's shares of the corresponding portfolio at the end of the valuation period before giving effect to any amounts allocated to or withdrawn from the Investment Fund for the valuation period. For this purpose, we use the share value reported to us by the applicable Trust. This share value is after deduction for investment advisory fees and other expenses of each Trust.

(b) is the value of the Fund's shares of the corresponding portfolio at the end of the preceding valuation period (after any amounts are allocated or withdrawn for that valuation period).

(c) is the daily factor for the separate account administrative charge multiplied by the number of calendar days in the valuation period.


HOW WE VALUE THE ASSETS OF THE FUNDS

Assets of the AllianceBernstein Bond, AllianceBernstein Balanced,
AllianceBernstein Common Stock and AllianceBernstein Mid Cap Growth Funds are valued as follows:

o Common stocks listed on national securities exchanges are valued at the last sale price. If on a particular day there is no sale, the stocks are valued at the latest available bid price reported on a composite tape. Other unlisted securities reported on the NASDAQ Stock Exchange are valued at inside (highest) quoted bid prices.

o Foreign securities not traded directly, or in ADR form, in the United States, are valued at the last sale price in the local currency on an exchange in the country of origin. Foreign currency is converted into dollars at current exchange rates.


24  How we value your account value

o United States Treasury securities and other obligations issued or guaranteed by the United States Government, its agencies or instrumentalities are valued at representative quoted prices.

o Long-term publicly traded corporate bonds (i.e., maturing in more than one year) are valued at prices obtained from a bond pricing service of a major dealer in bonds when such prices are available; however, in circumstances where it is deemed appropriate to do so, an over-the-counter or exchange quotation may be used.

o Convertible preferred stocks listed on national securities exchanges are valued at their last sale price or, if there is no sale, at the latest available bid price.

o Convertible bonds and unlisted convertible preferred stocks are valued at bid prices obtained from one or more major dealers in such securities; where there is a discrepancy between dealers, values may be adjusted based on recent premium spreads to the underlying common stock.

o Short-term debt securities that mature in more than 60 days are valued at representative quoted prices. Short-term debt securities that mature in 60 days or less are valued at amortized cost, which approximates market value.

o Option contracts listed on organized exchanges are valued at last sale prices or closing asked prices, in the case of calls, and at quoted bid prices, in the case of puts. The market value of a put or call will usually reflect, among other factors, the market price of the underlying security. When a Fund writes a call option, an amount equal to the premium received by the Fund is included in the Fund's financial statements as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The current market value of a traded option is the last sale price or, in the absence of a sale, the last offering price. When an option expires on its stipulated expiration date or a Fund enters into a closing purchase or sales transaction, the Fund realizes a gain or loss without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. When an option is exercised, the Fund realizes a gain or loss from the sale of the underlying security, and the proceeds of the sale are increased by the premium originally received, or reduced by the price paid for the option.


FAIR VALUATION

For the Pooled Separate Accounts, securities and other assets for which market quotations are not readily available (or for which market quotations may not be reliable) are valued at their fair value under the direction of our investment officers in accordance with accepted accounting practices and applicable laws and regulations. Market quotations may not be readily available or reliable if, for example, trading has been halted in the particular security; the security does not trade for an extended period of time; or a trading limit has been imposed.

For the Funds offered under Separate Account No. 66, securities and other assets for which market quotations are not readily available (or for which market quotations may not be reliable) are valued at their fair value under policies and procedures established by the Trusts. For more information, please see the prospectuses for the applicable Trust.

The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method deemed to reflect fair value. Such a policy is intended to assure that the net asset value of a separate account or fund fairly reflects security values as of the time of pricing.


                                             How we value your account value  25

3. Transfers

--------------------------------------------------------------------------------

TRANSFERS AMONG INVESTMENT OPTIONS

You may transfer accumulated amounts among the investment options at any time and in any amount, subject to the transfer limitations described below. In addition to our rules, transfers among the investment options may be subject to employer plan provisions which may limit or disallow such movements. We do not impose a charge for transfers among the investment options.

The following section describes transfer limitations that apply, under certain situations, to amounts transferred out of the guaranteed interest option during the calendar quarter in which the request is made and the three preceding calendar quarters ("transfer period").


PARTICIPANT-DIRECTED PLANS. Under these plans, the contract owner has instructed us to accept the plan trustee's allocations that are in accordance with the plan participants' directions. If the employer elects to fund the employer plan with the guaranteed interest option and the EQ/Money Market, AllianceBernstein Bond, EQ/AllianceBernstein Intermediate Government Securities, EQ/AllianceBernstein Quality Bond or Multimanager High Yield Funds, during any transfer period, the following limitations apply:


For plans electing the optional participant recordkeeping services ("PRS"), the maximum amount that may be transferred by the trustee on behalf of a participant from the guaranteed interest option is equal to the greater of: (i) 25% of the amount the participant had in the guaranteed interest option as of the last calendar day of the prior calendar year, or (ii) the total of all amounts transferred out of the guaranteed interest option during the prior calendar year on the participant's behalf. Generally, this means that new participants will not be able to direct the trustee to transfer amounts out of the guaranteed interest option during the first calendar year of their participation under the contract.

If assets have been transferred from another funding vehicle by the employer, then the participant, for the remainder of that calendar year, may direct the trustee to transfer to the Funds up to 25% of such transferred amount that the participant initially allocated to the guaranteed interest option.

For plans not electing the PRS, the maximum amount that may be transferred from the guaranteed interest option is equal to the greater of: (i) 25% of the amount the employer plan had in the guaranteed interest option as of the last calendar day of the prior calendar year, or (ii) the total of all amounts the employer plan transferred out of the guaranteed interest option during the prior calendar year. The employer plan is responsible for monitoring this transfer limitation. PRS is discussed in "Optional participant recordkeeping services" later in this prospectus.

If assets have been transferred from another funding vehicle by the employer, then the trustee on behalf of the participant, for the remainder of that calendar year, may transfer to the Funds up to 25% of such transferred amount that was initially allocated to the guaranteed interest option.

From time to time, we may remove certain restrictions that apply to transferring amounts out of the guaranteed interest option. If we do so, we will tell you. We will also tell you at least 45 days in advance of the day that we intend to reimpose the transfer restrictions.

TRUSTEE-DIRECTED PLANS. Transfers of accumulated amounts among the investment options will be permitted as determined by us in our sole discretion only.

If assets have been transferred from another funding vehicle by the employer, then the plan trustee, for the remainder of that calendar year, may transfer to an investment option up to 25% of such transferred amount that was initially allocated to the guaranteed interest option.


SPECIAL RULES APPLICABLE TO THE ALLIANCEBERNSTEIN BOND FUND

The AllianceBernstein Bond Fund is available only to participant-directed employer plans that signed an agreement to participate in that Fund prior to June 1, 1994 ("old employer plans"). If the employer has not made Funds of Separate Account No. 66 available under a participant-directed employer plan, special transfer rules which provide transfer restrictions, described below will apply. If an old employer plan adds any of the Funds held in Separate Account No. 66, the AllianceBernstein Bond Fund will no longer be subject to any transfer restrictions. However, transfers out of the guaranteed interest option will be subject to certain restrictions described above.

TRANSFERS TO THE ALLIANCEBERNSTEIN BOND FUND. Except as described below, a plan participant in an old employer plan may elect to transfer to the AllianceBernstein Bond Fund any amount (in whole percentages) arising from participant-directed contributions. We will process requests to transfer amounts to the AllianceBernstein Bond Fund only if, at the time of the transfer request, the current guaranteed interest rate for the plan's guaranteed interest option is higher than the then-current "benchmark treasury rate." The benchmark treasury rate, as determined in accordance with our procedures, can be obtained via a daily tape recording by calling the RIA service office at 1-800-967-4560.

If we will not process a transfer request, we will notify the employer within four business days. We will not redirect the transfer to another investment option and will not maintain any record of such request for future processing.

TRANSFERS FROM THE ALLIANCEBERNSTEIN BOND FUND. A plan participant in an old employer plan may elect to transfer any amount (in whole percentages) held in the AllianceBernstein Bond Fund to one or more investment options.


DISRUPTIVE TRANSFER ACTIVITY

You should note that the contract is not designed for professional "market timing" organizations, or other organizations or individuals


26  Transfers
engaging in a market timing strategy. The contract is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the Fund or the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the Funds or the underlying portfolios in which the Funds invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a Fund or portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a Fund or portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so investment performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a Fund or portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of Fund or portfolio investments may impede efficient Fund or portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the Fund or portfolio manager to effect more frequent purchases and sales of Fund or portfolio securities. Similarly, a Fund or portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Funds or portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than Funds or portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting Fund or portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.


We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the Fund or underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all contract owners.

We offer investment options with underlying portfolios that are part of AXA Premier VIP Trust and EQ Advisors Trust (together the "trusts"). The trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the trust obtains from us owner trading activity. The trusts currently consider transfers into and out of (or vice versa) the same Fund within a five business day period as potentially disruptive transfer activity. Each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.

When a contract owner is identified as having engaged in a potentially disruptive transfer under the contract for the first time, a letter is sent to the contract owner explaining that there is a policy against disruptive transfer activity and that if such activity continues certain transfer privileges may be eliminated. If and when the contract owner is identified a second time as engaged in potential disruptive transfer activity under the contract, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected contract. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all contract owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

For the Pooled Separate Accounts, the portfolio managers review aggregate cash flows on a daily basis. If the portfolio managers consider transfer activity with respect to an account to be disruptive, AXA Equitable reviews contract owner trading activity to identify any potentially disruptive transfer activity. AXA Equitable follows the same policies and procedures identified in the previous paragraph. We may change those policies and procedures, and any new or revised policies or procedures will apply to all contract owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

It is possible that the trusts may impose a redemption fee designed to discourage frequent or disruptive trading by contract owners. As of the date of this prospectus, the trusts had not implemented such a fee. If a redemption fee is implemented by the trusts, that fee, like any other trust fee, will be borne by the contract owner.

Contract owners should note that it is not always possible for us and the trusts to identify and prevent disruptive transfer activity. Our ability to monitor potentially disruptive transfer activity is limited in particular with respect to certain group contracts. Group annuity contracts may be owned by retirement plans that provide transfer instructions on an omnibus (aggregate) basis, which may mask the disruptive transfer activity of individual plan participants, and/or interfere with our ability to restrict communication services. In addition, because we do not monitor for all frequent trading in the trust portfolios at the separate account level, contract owners may engage in frequent trading which may not be detected, for example due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the affiliated trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some contract owners may be treated differently than others, resulting in the risk that some contract owners may be able to engage in frequent



                                                                   Transfers  27
transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.


28  Transfers

4. Access to your account value

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PARTICIPANT LOANS

Contract withdrawals to make participant loans are available under RIA, if the employer plan permits them. Participants must apply for a plan loan through the employer plan. The plan administrator is responsible for administering the loan program. Loans are subject to restrictions under federal tax rules and ERISA. See "Tax information" later in this prospectus.

Below we briefly summarize some of the important terms of the loan provisions under RIA. A more detailed discussion is provided in the SAI under "Loan provisions."

Generally, all loan amounts must be taken from the guaranteed interest option. The participant must pay the interest as required by federal income tax rules. All repayments are made back into the guaranteed interest option. If the participant fails to repay the loan when due, the amount of the unpaid balance may be subject to a contingent withdrawal charge, taxes, and additional penalty taxes. Interest paid on a retirement plan loan is not deductible.

The minimum amount of a loan for a participant is $1,000, and the maximum amount is 90% of the balances attributable to the plan participant in all the investment options. We also charge a loan fee in an amount equal to 1% of the loan principal amount on the date a loan is made. In addition, while the maximum amount of a loan under the Contract is 90% of the balances attributable to the plan participant, the amount of the loan to a participant under the plan is limited by federal tax rules. Those rules will limit the amount of a loan the participant may withdraw under the Contract.


CHOOSING BENEFIT PAYMENT OPTIONS

RIA offers a variety of benefit payment options, subject to the provisions of an employer's plan. Plan participants should consult their employer for details. An employer's plan may allow a choice of one or more of the following forms of distribution:

o   purchase of one of our annuities;

o   lump sum distribution;

o use of part of the proceeds to purchase one of our annuities with the balance to be paid as a lump sum; or

o   permitted cash withdrawals.

Subject to the provisions of your plan, RIA makes available the following forms of fixed annuities:

o   life annuity;

o   life annuity - period certain;

o   life annuity - refund certain;

o   period certain annuity; and

o   qualified joint and survivor life annuity.

All of the forms outlined above (with the exception of the qualified joint and survivor life annuity) are available as either single or joint life annuities. We also offer other annuity forms not outlined here.

The various fixed annuities we offer under RIA are described in greater detail in the SAI under "Annuity benefits." As a general matter, the minimum amount that can be used to purchase any type of annuity, net of all applicable charges and fees, is $3,500. An annuity administrative fee of $175 will be deducted from the amount used to purchase an annuity.

We require that the amount of any benefit distribution from an employer plan that uses RIA as a partial investment funding vehicle be in proportion to the amount of plan assets held in RIA, unless we and the plan trustees specifically agree in writing to some other method.

Requests for cash distributions must be made to us on an aggregate basis opposed to a participant-by-participant basis, except for employer plans using the PRS discussed in "Optional participant recordkeeping services" later in this prospectus. Cash withdrawals by a plan participant prior to retirement may give rise to contingent withdrawal charges, and tax penalties or other adverse tax consequences. See "Tax information" later in this prospectus.

We make distribution checks payable to the trustees of the plan. The plan trustees are responsible for distribution of Funds to the participant or other payee and for any applicable federal and state income tax withholding and reporting. See "Tax information" later in this prospectus.

RIA does not have separate disability or death benefit provisions. All disability and death benefits are provided in accordance with the employer plan.


                                                Access to your account value  29

5. RIA

--------------------------------------------------------------------------------

This section explains RIA in further detail. It is intended for employers who use RIA, but contains information of interest to plan participants as well. Plan participants should, of course, understand the provisions of their plan that describes their rights in more specific terms.

RIA is an investment program designed for employer plans that qualify for tax-favored treatment under Section 401(a) of the Code. Eligible employer plans include defined benefit plans, defined contribution plans or profit-sharing plans, including 401(k) plans. These employer plans generally must also meet the requirements of ERISA.


RIA consists of two group annuity contracts ("contracts") issued by AXA Equitable, a Master Retirement Trust agreement, a participation or installation agreement, and an optional participant recordkeeping services ("PRS") agreement. RIA had $99.7 million in assets as of December 31, 2007.


Our service consultants are available to answer your questions about RIA. Please contact us by using the telephone number or addresses listed under "How to reach us - Information on joining RIA" earlier in this prospectus.


SUMMARY OF PLAN CHOICES OF RIA

RIA is used:

o as the exclusive funding vehicle for the assets of an employer plan. Under this option, the annual amount of plan contributions must be at least $10,000. We call this type of plan an "exclusive funding employer plan"; or

o as a partial investment funding vehicle for an employer plan. Under this option, the aggregate amount of contributions in the initial participation year must be at least $50,000, and the annual aggregate amount of contributions thereafter must be at least $25,000. We call this type of plan a "partial funding employer plan." We do not offer the guaranteed interest option with a partial funding employer plan. A partial funding agreement with us was required to use this partial funding employer plan.

An exclusive funding employer plan may not change its participation basis to that of a partial funding employer plan, or vice versa, unless the underwriting and other requirements referred to above are satisfied and approved by us. We reserve the right to impose higher annual minimums for certain plans. We will give you advance notice of any such changes.

You have the choice of using RIA with two types of plans. You may use RIA for:

o participant-directed employer plans, which permit participants to allocate contributions and transfer account accumulations among the investment options; or

o trustee-directed employer plans, which permit these types of investment decisions to be made only by the employer, a trustee or any named fiduciary or an authorized delegate of the plan.

At our sole discretion, a trustee-directed plan may change its participation basis to a participant-directed plan.

Making the right choices for your plan depends on your own set of circumstances. We recommend that you review all contracts and trust, participation and related agreements with your legal and tax counsel.


HOW TO MAKE CONTRIBUTIONS


REGULAR CONTRIBUTIONS. Contributions may be made by check or by wire transfer. All contributions under an employer plan should be sent to the address under "For contributions checks only" in "How to reach us" earlier in this prospectus. All contributions made by check must be drawn on a U.S. bank, in U.S. dollars, and made payable to AXA Equitable. Third-party checks are not acceptable, except for rollover contributions, tax-free exchanges or trustee checks that involve no refund. All checks are subject to our ability to collect the funds. We reserve the right to reject a payment if it is received in an unacceptable form.


Contributions are normally credited on the business day that we receive them. Contributions are only accepted from the employer or plan trustee.

There is no minimum amount for each contribution where employer plan contributions are made on a basis more frequent than annually. The total amount of contributions under an employer plan is limited by law. See "Tax information" later in this prospectus.

To make a rollover or transfer to an existing RIA Plan, funds must be in cash. Therefore, any assets accumulated under another existing plan will have to be liquidated for cash.


SELECTING INVESTMENT OPTIONS

You can select from the investment options available under the contracts. The maximum number of active options you may select at any time is 25. Plan participant choices will be limited to the investment options selected. If the Plan is intended to comply with the requirements of ERISA Section 404(c), the employer or the plan trustee is responsible for making sure that the investment options chosen constitute a broad range of investment choices as required by the Department of Labor ("DOL") Section 404(c) regulations.

Generally, for participant-directed plans, if you intend for your plan to comply with ERISA Section 404(c), you should, among other things:


o select the EQ/Money Market Fund if you select any of the EQ/AllianceBernstein Intermediate Government Securities,
    EQ/AllianceBernstein Quality Bond or Multimanager High Yield Funds; or

o select the guaranteed interest option if you do not select any of the EQ/Money Market, EQ/AllianceBernstein Intermediate Government Securities, EQ/AllianceBernstein Quality Bond, Multimanager High Yield or
    EQ/AllianceBernstein Small Cap Growth Funds.



30  RIA

If you select any of the EQ/Money Market, AllianceBernstein Bond, EQ/AllianceBernstein Intermediate Government Securities, EQ/AllianceBernstein Quality Bond or Multimanager High Yield Funds and the guaranteed interest option, certain restrictions will apply to transfers out of the guaranteed interest option. The AllianceBernstein Bond Fund is available only to employer plans that signed an agreement to participate in that Fund through the RIA annuity contract prior to June 1, 1994, and, as described above, special transfer rules apply for these employer plans. If you add any of the Funds of Separate Account No. 66, the AllianceBernstein Bond Fund will no longer be subject to any transfer restrictions. However, transfers out of the guaranteed interest option will be subject to certain restrictions.



ALLOCATING PROGRAM CONTRIBUTIONS

We allocate contributions to the investment options in accordance with the allocation instructions provided to us by the plan trustee or the individual who the plan trustee has previously authorized in writing. Allocations may be made by dollar amounts or in any whole number percentages that total 100%.

Allocation changes may be made without charge, but may be subject to employer plan provisions that may limit or disallow such movements.


                                                                         RIA  31

6. Distributions

--------------------------------------------------------------------------------

Keep in mind two sets of rules when considering distributions or withdrawals from RIA. The first are rules and procedures that apply to the investment options, exclusive of the provisions of your plan. We discuss those in this section. The second are rules specific to your plan, which are not described here.

Moreover, distribution and benefit payment options under a tax qualified retirement plan are subject to complicated legal requirements. A general explanation of the federal income tax treatment of distributions and benefit payment options is provided in "Tax information" later in this prospectus and the SAI. The participant should discuss his or her options with a qualified financial adviser. Our service consultants also can be of assistance. Certain plan distributions may be subject to a contingent withdrawal charge, federal income tax, and penalty taxes. See "Charges and expenses" and "Tax information" later in this prospectus.

AMOUNTS IN THE FUNDS. These are generally available for distribution at any time, subject to the provisions of your plan. Distributions from the AllianceBernstein Bond, AllianceBernstein Common Stock, AllianceBernstein Mid Cap Growth and AllianceBernstein Balanced Funds are permitted at any time. Distributions from remaining Funds are permitted at any time except if there is any delay in redemptions from the corresponding portfolio of each Trust, as applicable. See "When we pay proceeds" later in this prospectus.

AMOUNTS IN THE GUARANTEED INTEREST OPTION. These are generally available for distribution at any time, subject to the provisions of your plan. A deferred payout provision, however, applies to trustee-directed employer plans which are terminating their RIA contract. Under that provision, we can defer payment of the employer plan balance held in the guaranteed interest option, less the contingent withdrawal charge, by paying out the balance in six installments over five years. During the deferred payout period, we credit the balances upon which we defer payment with the current interest rate declared for each year. We also continue to deduct the ongoing operations fee monthly from the balance during the deferred payout period.

When we impose the deferred payout provision, any trustee-directed employer plan benefits becoming due during the deferred payout period will not be paid from the employer plan balance in the guaranteed interest option. If, however, sufficient funds are available, the benefits would be paid from the new funding vehicle for the trustee-directed employer plan.

Participant-directed employer plans are not subject to the deferred payout provision.


32  Distributions

                   ILLUSTRATION OF DEFERRED PAYOUT PROVISION



             Transaction Date                        End of Year 1                    End of Year 2
------------------------------------------------------------------------------------------------------------------------------------
 guaranteed interest option                 Balance 1                        Balance 2
 Plan Assets                                + Interest                       + Interest
- Withdrawal Charge                         - Operations Fee                 - Operations Fee
---------------------------                 ----------------                 ----------------
Distribution Amount 1                       Distribution Amount 2            Distribution Amount 3
Dist. Amt. 1                = 1st Payment   Dist. Amt. 2     = 2nd Payment   Dist. Amt. 3     = 3rd Payment
---------------------------                 ----------------                 ----------------
        6                                          5                                4
Dist. Amount 1                              Dist. Amount 2                   Dist. Amount 3
- 1st Payment                               - 2nd Payment                    - 3rd Payment
---------------------------                 ----------------                 ----------------
     Balance 1                ->                   Balance     ->                   Balance      ->



                                       End of Year 3                    End of Year 4           End of Year 5
------------------------------------------------------------------------------------------------------------------------------------
 guaranteed interest option   Balance 3                        Balance 4                       Balance 5
 Plan Assets                  + Interest                       + Interest                      + Interest
- Withdrawal Charge           - Operations Fee                 - Operations Fee                - Operations
                                                                                               Fee
---------------------------   -------------------------------- ------------------------------- ------------------
Distribution Amount 1         Distribution Amount 4            Distribution Amount 5           Final Distribution
Dist. Amt. 1                  Dist. Amt. 4     = 4th Payment   Dist. Amt. 5     = 5th Payment
---------------------------   ----------------                 ----------------
        6                            3                                2
Dist. Amount 1                Dist. Amount 4                   Dist. Amount 5
- 1st Payment                 - 4th Payment                    - 5th Payment
---------------------------   ----------------                 ----------------
     Balance 1             ->          Balance     ->                  Balance     ->

                                                               Distributions 33

7. Optional participant recordkeeping services

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SERVICES PROVIDED. If you elected the participant recordkeeping services program ("PRS"), we:


o establish an individual participant account for each participant covered by your plan based on data you provide;

o receive and deposit contributions on behalf of participants to individual participant accounts;

o maintain records reflecting, for each participant, contributions, transfers, loan transactions, withdrawals and investment experience and interest accrued, as applicable, on an individual participant's proportionate values in the plan;

o provide to you individual participant's reports reflecting the activity in the individual participant's proportionate interest in the plan; and

o process transfers and distributions of the participant's portion of his or her share of the employer plan assets among the investment options as you instruct.

You are responsible for providing AXA Equitable with required information and for complying with our procedures relating to the PRS program. We will not be liable for errors in recordkeeping if the information you provide is not provided on a timely basis or is incorrect. The plan administrator retains full responsibility for the income tax withholding and reporting requirements including required notices to the plan participants, as set forth in the federal income tax rules and applicable Treasury Regulations.

INVESTMENT OPTIONS. You must include the guaranteed interest option in the investment options if you select PRS.

FEES. We charge an annual fee of $25 per active participant paid in twelve equal monthly installments of $2.08. We deduct the fee from the amounts attributable to each individual participant at the end of each month by means of a reduction of units or a cash withdrawal from the guaranteed interest option. We retain the right to change the fee upon 30 days' notice to the employer. See "Charges and expenses" later in this prospectus.

ENROLLMENT. Enrollment of your plan in PRS is no longer available.

34  Optional participant recordkeeping services

8. Charges and expenses

--------------------------------------------------------------------------------

You will incur two general types of charges under RIA:

(1) Charges reflected as reductions in the unit values of the Funds which are recorded as expenses of the Fund. These charges apply to all amounts invested in RIA, including installment payout option payments.

(2) Charges stated as a defined percentage or fixed dollar amount and deducted by reducing the number of units in the appropriate Funds and the dollars in the guaranteed interest option.

We make no deduction from your contributions for sales expenses.


CHARGES REFLECTED IN THE UNIT VALUES


INVESTMENT MANAGEMENT AND ACCOUNTING FEES

The computation of unit values for the AllianceBernstein Bond, AllianceBernstein Common Stock, AllianceBernstein Mid Cap Growth and AllianceBernstein Balanced Funds reflects fees we charge for investment management and accounting. We receive fees for investment management and financial accounting services we provide for these Funds, as well as a portion of our related administrative costs. This fee is charged daily at an effective annual rate of 0.50% of the net assets of the AllianceBernstein Bond, AllianceBernstein Common Stock, AllianceBernstein Mid Cap Growth and AllianceBernstein Balanced Funds.


ADMINISTRATIVE CHARGE FOR CERTAIN OF THE FUNDS OF SEPARATE ACCOUNT NO. 66

We make a daily charge at an annual rate of 0.05% of the assets invested in certain of the Funds of Separate Account No. 66 as indicated under the "Fee Table" earlier in this prospectus. The charge is designed to reimburse us for our costs in providing administrative services in connection with the contracts.


INDIRECT EXPENSES BORNE BY THE FUNDS

ANNUAL EXPENSES OF THE TRUSTS. The Funds that invest in portfolios of the Trusts are indirectly subject to investment advisory and other expenses charged against assets of their corresponding portfolios. These expenses are described in the prospectuses for the Trusts.


CHARGES WHICH REDUCE THE NUMBER OF UNITS


CONTINGENT WITHDRAWAL CHARGE

We may impose a contingent withdrawal charge ("CWC") against withdrawals made from any of the Funds or the guaranteed interest option at any time up to and including the ninth anniversary of the date on which the employer plan began its participation in RIA. The CWC is designed to recover the unamortized sales and promotion expenses and initial enrollment expenses incurred by us.

We will not apply a CWC against amounts withdrawn for the purpose of making benefit distribution payments unless such withdrawals are made (i) on or after the date of discontinuance of an employer plan's participation in RIA or (ii) as a result of a full or partial termination, within the meaning of applicable Internal Revenue Service ("IRS") or court interpretations.

We will apply a CWC against amounts withdrawn for purposes of making benefit payments to participants who terminated employment either voluntarily or involuntarily, but only when such terminations are attributable to (i) the employer's merger with another company, (ii) the sale of the employer or (iii) the bankruptcy of the employer which leads to the full or partial termination of the plan or the discontinuance of the employer plan's participation in RIA.

We do not apply a CWC on transfers between the investment options. However, we do apply a CWC to withdrawals from RIA for the purpose of transferring to another funding vehicle under the employer plan, unless an officer of AXA Equitable agrees, in writing, to waive this charge. We do not consider withdrawals from RIA for the purpose of paying plan expenses or the premium on a life insurance policy, including one held under the employer plan, to be in-service withdrawals or any other type of benefit distribution. These withdrawals are subject to the CWC.

The amount of any CWC is determined in accordance with the rate schedule set forth below. We include outstanding loan balances in the plan's assets for purposes of assessing the CWC.

------------------------------------------------------------
    Withdrawal in
 Participation Years      Contingent Withdrawal Charge
------------------------------------------------------------
        1 or 2             6% of Amount Withdrawn
        3 or 4                       5%
        5 or 6                       4%
        7 or 8                       3%
          9                          2%
     10 and later                    0%
------------------------------------------------------------

Benefit distribution payments are those payments that become payable with respect to participants under the terms of the employer plan as follows:

1.  as the result of the retirement, death or disability of a participant;

2.  as the result of a participant's separation from service as defined under
    Section 402(d)(4)(A) of the Code;

3. in connection with a loan transaction, if the loan is repaid in accordance with its terms;

4.  as a minimum distribution pursuant to Section 401(a)(9) of the Code;

5.  as a hardship withdrawal pursuant to Section 401(k) of the Code;

6. pursuant to a qualified domestic relations order ("QDRO") under Section 414(p) of the Code, but only if the QDRO specifically requires that the plan administrator withdraw amounts for payment to an alternate payee;


                                                        Charges and expenses  35

7. as a result of an in-service withdrawal attributable to the after-tax contributions of a participant; or

8. as a result of an in-service withdrawal from a profit-sharing plan after meeting a minimum number of years of service and/or participation in the plan, and the attainment of a minimum age specified in the plan.

Prior to any withdrawal from RIA for benefit distribution purposes, AXA Equitable reserves the right to receive from the employer and/or trustees of the plan, evidence satisfactory to it that such benefit distribution conforms to at least one of the types mentioned above.


ONGOING OPERATIONS FEE

The ongoing operations fee is based on the combined net balances (including any outstanding loan balance) of an employer plan in the investment options at the close of business on the last business day of each month. The amount of the ongoing operations fee is determined under the rate schedule that applies to the employer plan. Unless you make other arrangements, we deduct the charge from employer plan balances at the close of business on the last business day of the following month.

Set forth below is the rate schedule for employer plans which adopted RIA after February 9, 1986. Information concerning the rate schedule for employer plans that adopted RIA on or before February 9, 1986 is included in the SAI under "Additional information about RIA."

---------------------------------------------------
      Combined balance         Monthly
   of investment options        Rate
---------------------------------------------------
    First $  150,000        1/12 of 1.25%
    Next  $  350,000        1/12 of 1.00%
    Next  $  500,000        1/12 of 0.75%
    Over  $1,000,000        1/12 of 0.50%
---------------------------------------------------

The ongoing operations fee is designed to cover such expenses as contract underwriting and issuance for employer plans, employer plan-level recordkeeping, processing transactions and benefit distributions, administratively maintaining the investment options, commissions, promotion of RIA, administrative costs (including certain enrollment and other servicing costs), systems development, legal and technical support, product and financial planning and part of our general overhead expenses. Administrative costs and overhead expenses include such items as salaries, rent, postage, telephone, travel, office equipment and stationery, and legal, actuarial and accounting fees.


PARTICIPANT RECORDKEEPING SERVICES CHARGE

The PRS is an optional service. If you elected this service, we charge a per participant annual fee of $25. We deduct this fee on a monthly basis at the rate of $2.08 per participant. We determine the amount of the fee for an employer plan at the close of business on the last business day of each month based on the number of participants enrolled with us at that time. Unless you make other arrangements, we deduct this fee from the balances attributable to each participant in the investment options at the close of business on the last business day of the following month. The PRS fee covers expenses incurred for establishing and maintaining individual records, issuing statements and reports for individual employees and employer plans, and processing individual transactions and benefit distributions. We are not responsible for reconciling participants' individual account balances with the entire amount of the employer plan where we do not maintain individual account balances.


LOAN FEE

We charge a loan fee in an amount equal to 1% of the amount withdrawn as loan principal on the date the plan loan is made.


OTHER BILLING ARRANGEMENTS

The ongoing operations and participant recordkeeping services fees can be paid by a direct billing arrangement we have with the employer subject to a written agreement between AXA Equitable and the employer.


INDIVIDUAL ANNUITY CHARGES

ANNUITY ADMINISTRATIVE CHARGE. If a participant elects an annuity payout option, we deduct a $175 charge from the amount used to purchase the annuity. This charge reimburses us for administrative expenses associated with processing the application for the annuity and issuing each month's annuity payment.

CHARGES FOR STATE PREMIUM AND OTHER APPLICABLE TAXES. We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. Generally, we deduct the charge from the amount applied to provide an annuity payout option. The current tax charge that might be imposed by us varies by state and ranges from 0% to 1%.


GENERAL INFORMATION ON FEES AND CHARGES

We reserve the right (1) to change from time to time the charges and fees described in this prospectus upon prior notice to the employer and (2) to establish separate fee schedules for requested non-routine administrative services and for newly scheduled services not presently contemplated under the contracts.


36  Charges and expenses

9. Tax information

--------------------------------------------------------------------------------

In this section, we briefly outline current federal income tax rules relating to the adoption of the program, contributions to the program and distributions to participants under qualified retirement plans.


Federal income tax rules include the United States laws in the Internal Revenue Code, Treasury Department Regulations and Internal Revenue Service ("IRS") interpretations of the Internal Revenue Code.


Employer retirement plans that may qualify for tax-favored treatment are governed by the provisions of the Code and ERISA. The Code is administered by the IRS. ERISA is administered primarily by the DOL.

Provisions of the Code and ERISA include requirements for various features including:

o   participation, vesting and funding;

o   nondiscrimination;

o   limits on contributions and benefits;

o   distributions;

o   penalties;

o   duties of fiduciaries;

o   prohibited transactions; and

o   withholding, reporting and disclosure.

It is the responsibility of the employer, plan trustee and plan administrator to satisfy the requirements of the Code and ERISA.

This prospectus does not provide detailed tax or ERISA information. The following discussion briefly outlines the Code provisions relating to contributions to and distributions from certain tax-qualified retirement plans, although some information on other provisions is also provided. Various tax disadvantages, including penalties, may result from actions that conflict with requirements of the Code or ERISA, and regulations or other interpretations thereof. In addition, federal tax laws and ERISA are continually under review by the Congress, and any changes in those laws, or in the regulations pertaining to those laws, may affect the tax treatment of amounts contributed to tax-qualified retirement plans or the legality of fiduciary actions under ERISA. These tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect annuity contracts purchased before the change. Congress may also consider proposals in the future to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of an annuity contract. We cannot predict, what, if any, legislation will actually be proposed or enacted that may affect annuity contracts.

Certain tax advantages of tax-qualified retirement plans may not be available under certain state and local tax laws. This outline does not discuss the effect of any state or local tax laws. It also does not discuss the effect of federal estate and gift tax laws (or state and local estate, or federal income tax and withholding rules for non-U.S. taxpayers, inheritance and other similar tax laws). Rights or values under plans or contracts or payments under the contracts, for example, amounts due to beneficiaries, may be subject to gift or estate taxes. You should not rely only on this document, but should consult your tax adviser before your purchase. This outline assumes that the participant does not participate in any other qualified retirement plan. Finally, it should be noted that many tax consequences depend on the particular jurisdiction or circumstances of a participant or beneficiary.

We cannot provide detailed information on all tax aspects of the plans or contracts. Moreover, the tax aspects that apply to a particular person's plan or contract may vary depending on the facts applicable to that person.

The provisions of the Code and ERISA are highly complex. For complete information on these provisions, as well as all other federal, state, local and other tax considerations, qualified legal and tax advisers should be consulted.


BUYING A CONTRACT TO FUND A RETIREMENT ARRANGEMENT

Annuity contracts can be purchased in connection with retirement plans qualified under Code Section 401. You should be aware that the funding vehicle for a qualified arrangement does not provide any tax deferral benefit beyond that already provided by the Code for all permissible funding vehicles. Before choosing an annuity contract, therefore, one should consider the annuity's features and benefits, such as the selection of investment funds and guaranteed interest option and choices of pay-out options, as well as the features and benefits of other permissible funding vehicles and the relative costs of annuities and other arrangements. You should be aware that cost may vary depending on the features and benefits made available and the charges and expenses of the investment options or funds that you select.

IMPACT OF TAXES TO AXA EQUITABLE

Under existing federal income tax law, no taxes are payable on investment income and capital gains of the Funds that are applied to increase the reserves under the contracts. Accordingly, AXA Equitable does not anticipate that it will incur any federal income tax liability attributable to income allocated to the variable annuity contracts participating in the Funds and it does not currently impose a charge for federal income tax on this income when it computes unit values for the Funds. If changes in federal tax laws or interpretations thereof would result in AXA Equitable being taxed, then AXA Equitable may impose a charge against the Funds (on some or all contracts) to provide for payment of such taxes.

CERTAIN RULES APPLICABLE TO PLANS DESIGNED TO COMPLY WITH SECTION 404(C) OF
ERISA

Section 404(c) of ERISA, and the related DOL regulation, provide that if a plan complies with that subsection and its regulations, and if a


                                                             Tax information  37
plan participant or beneficiary exercises control over the assets in his or her plan account, plan fiduciaries will not be liable for any loss that is the direct and necessary result of the plan participant's or beneficiary's exercise of control. The plan participant can make and is responsible for the results of his or her own investment decisions.

Plans that comply with Section 404(c) must provide, among other things, a broad range of investment choices to plan participants and beneficiaries and must provide such plan participants and beneficiaries with enough information to make informed investment decisions. Compliance with the Section 404(c) and its regulation is completely voluntary by the plan sponsor.

The RIA Program provides employer plans with the broad range of investment choices and information needed to meet the requirements of Section 404(c) and its regulation. If it is the intention of the plan's sponsor to meet the requirement of Section 404(c), it is the plan's sponsor's responsibility to comply with the requirements of the regulation. AXA Equitable and its agents shall not be responsible if a plan fails to meet the requirements of Section 404(c).


38  Tax information

10. More information

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ABOUT CHANGES OR TERMINATIONS

AMENDMENTS. The contracts have been amended in the past and we and the trustee under the Master Trust Agreement may agree to amendments in the future. No future change can affect annuity benefits in the course of payment. If certain conditions are met, we may: (1) terminate the offer of any of the investment options and (2) offer new investment options with different terms.

We may unilaterally amend or modify the contracts or the Master Retirement Trust without the consent of the employer or plan sponsor, as the case may be, in order to keep the contracts or the Master Retirement Trust in compliance with law.

TERMINATION. We can discontinue offering RIA at any time. Discontinuance of RIA would not affect annuities in the course of payment, but we would not accept further contributions. The employer may elect to maintain investment options balances with us to provide annuity benefits in accordance with the terms of the contracts. The employer may elect to discontinue the participation of the employer plan in RIA at any time upon advance written notice to us.

We may elect, upon written notice to the employer, to discontinue the participation of the employer plan in RIA if (1) the employer fails to comply with any terms of the Master Retirement Trust, (2) the employer fails to make the required minimum contributions, (3) as may be agreed upon in writing between AXA Equitable and the employer if the plan fails to maintain minimum amounts of Funds invested in RIA, or (4) the employer fails to comply with any representations and warranties made by the employer, trustees or employer plan to AXA Equitable in connection with the employer plan's participation in RIA.

At any time on or after the participation of the employer in RIA has been discontinued, we may withdraw the entire amount of the employer plan assets held in the investment options, and pay them to the trustee of the employer plan, subject to our right to defer payout of amounts held in the guaranteed interest option, less any applicable charges and fees and outstanding loan balances.


IRS DISQUALIFICATION

If your plan is found not to qualify under the Code, we can terminate your participation under RIA. In this event, we will withdraw the employer plan balances from the investment options, less applicable charges and fees and any outstanding loan balances, and pay the amounts to the trustees of the plan.


ABOUT THE SEPARATE ACCOUNTS

Each Fund is one, or part of one, of our separate accounts. We established the separate accounts under provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our Funds for owners of our variable annuity contracts, including our group annuity contracts. The results of each separate account's operations are accounted for without regard to AXA Equitable's, or any other separate account's, operating results. We are the legal owner of all of the assets in the separate accounts and may withdraw any amounts we have in the separate accounts that exceed our reserves and other liabilities under variable annuity contracts. The amount of some of our obligations under the contracts is based on the assets in the separate accounts. However, the obligations themselves are obligations of AXA Equitable. We reserve the right to take certain actions in connection with our operations and the operations of the Funds as permitted by applicable law. If necessary, we will seek approval by participants in RIA.

We established the AllianceBernstein Bond Fund in 1981, AllianceBernstein Common Stock and AllianceBernstein Mid Cap Growth Funds in 1969, and AllianceBernstein Balanced Fund in 1979. We established Separate Account No. 66, which holds the other Funds offered under the contract, in 1997. AXA Equitable is not required to register, and is not registered, as an investment company under the Investment Company Act of 1940.

Because of exclusionary provisions, none of the Funds is subject to regulation under the Investment Company Act of 1940, as amended ("1940 Act"). The Trusts' shares are purchased by Separate Account No. 66.


ABOUT THE TRUSTS

AXA Premier VIP Trust and EQ Advisors Trust are registered under the Investment Company Act of 1940. They are classified as "open-end management investment companies," more commonly called mutual funds. Each Trust issues different shares relating to each Portfolio. AXA Equitable serves as the investment manager of the Trusts. As such, AXA Equitable oversees the activities of the investment advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those advisers.

The Trusts do not impose sales charges or "loads" for buying and selling their shares. All dividends and other distributions on Trust shares are reinvested in full. The Board of Trustees of each Trust may establish additional Portfolios or eliminate existing Portfolios at any time. More detailed information about each Trust, its Portfolio investment objectives, policies, restrictions, risks, expenses, its Rule 12b-1 Plan relating to class 1B/B shares and other aspects of its operations, appears in the prospectuses for each Trust, which accompany this prospectus, or in their respective SAIs which are available upon request.


ABOUT THE GENERAL ACCOUNT

Our general account supports all of our policy and contract guarantees, including those that apply to the guaranteed interest option, as well as our general obligations.

The general account is subject to regulation and supervision by the Insurance Department of the State of New York and to the insurance


                                                            More information  39
laws and regulations of all jurisdictions where we are authorized to do business. Interests under the contracts in the general account have not been registered and are not required to be registered under the Securities Act of 1933 because of exemptions and exclusionary provisions that apply. The general account is not required to register as an investment company under the Investment Company Act of 1940 and it is not registered as an investment company under the Investment Company Act of 1940. The contract is a "covered security" under the federal securities laws.

We have been advised that the staff of the SEC has not reviewed the portions of this prospectus that relate to the general account. The disclosure, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.


WHEN WE PAY PROCEEDS

Ordinarily we will apply proceeds to an annuity and make payments or withdrawals out of the investment options promptly after the date of the transaction. However, we can defer payments, apply proceeds to an annuity and process withdrawals from the Funds for any period during which the New York Stock Exchange is closed for trading, sales of securities are restricted or determination of the fair market value of assets of the Funds is not reasonably practicable because of an emergency. We may also defer withdrawals from the plan in installments in order to protect the interests of the other contract holder in a Fund.


WHEN TRANSACTION REQUESTS ARE EFFECTIVE

Transaction requests may be made by the authorized person for the employer plan as shown on our records, in written or facsimile form acceptable to us and signed by the employer. All requests will be effective on the business day we receive a properly completed and signed written or facsimile request for a financial transaction at the RIA service office. Transaction requests received after the end of a business day will be processed the next business day.

We will honor your properly completed transaction requests received via facsimile only if we receive a properly completed transaction form. The request form must be signed by an individual who the plan trustees have previously authorized in writing. We are not responsible for determining the accuracy of a transmission and are not liable for any consequences, including but not limited to, investment losses and lost investment gains, resulting from a faulty or incomplete transmission. If your request form is not properly completed, we will contact you within 24 hours of our receipt of your facsimile.

We will use our best efforts to acknowledge receipt of a facsimile transmission, but our failure to acknowledge or a failure in your receipt of such acknowledgment will not invalidate your transaction request. If you do not receive acknowledgment of your facsimile within 24 hours, contact the RIA service office at the toll free 800 number.


VOTING RIGHTS

No voting rights apply to any of the separate accounts or to the guaranteed interest option. We do, however, have the right to vote shares of the Trusts held by the Funds.

If a Trust holds a meeting of shareholders, we will vote shares of the portfolios of the Trusts allocated to the corresponding Funds in accordance with instructions received from employers, participants or trustees, as the case may be. Shares will be voted in proportion to the voter's interest in the Funds holding the shares as of the record date for the shareholders meeting. We will vote the shares for which no instructions have been received in the same proportion as we vote shares for which we have received instructions. Employers, participants or trustees will receive: (1) periodic reports relating to each Trust and (2) proxy materials, together with a voting instruction form, in connection with shareholder meetings.

The Trusts sell their shares to AXA Equitable separate accounts in connection with AXA Equitable's variable annuity and/or life insurance products, and to separate accounts of insurance companies, both affiliated and unaffiliated with AXA Equitable. AXA Premier VIP Trust and EQ Advisors Trust also sell their shares to the trustee of a qualified plan for AXA Equitable. We currently do not foresee any disadvantages to our policyowners arising out of these arrangements. However, the Board of Trustees or Directors of each Trust intends to monitor events to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a Board's response insufficiently protects our policyowners, we will see to it that appropriate action is taken to do so.


ABOUT LEGAL PROCEEDINGS

AXA Equitable and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a contract owner's interest in the separate accounts, nor would any of these proceedings be likely to have a material adverse effect upon the separate accounts, our ability to meet our obligations under RIA, or the distribution of group annuity contract interests under RIA.



FINANCIAL STATEMENTS


The financial statements of Separate Accounts 3, 4, 10, 13, and 66, as well as the consolidated financial statements of AXA Equitable, are in the SAI. The SAI is available free of charge. You may request one by writing to our processing office or calling 1-800-967-4560.


ABOUT THE TRUSTEE

As trustee, JPMorgan Chase Bank serves as a party to the group annuity contracts. It has no responsibility for the administration of RIA or for any distributions or duties under the group annuity contracts.


REPORTS WE PROVIDE AND AVAILABLE INFORMATION

We send the employer a report each quarter that shows transactions in the investment options during the quarter for the employer plan, the number of units in the Funds credited to the employer plan, the unit values and the balances in all of the investment options as of the end of the quarter. The employer automatically receives a confirmation notice following the processing of a financial investment option transaction.

The employer will also receive an annual report and a semiannual report containing financial statements of the Funds and a list of the


40  More information

Funds' or Trust's portfolio securities. As permitted by the SEC's rules, we omitted certain portions of the registration statement filed with the SEC from this prospectus and the SAI. You may obtain the omitted information by: (1) requesting a copy of the registration statement from the SEC's principal office in Washington, D.C., and paying prescribed fees, or (2) by accessing the EDGAR Database at the SEC's Web site at www.sec.gov.


ACCEPTANCE AND RESPONSIBILITIES

The employer or plan sponsor, as the case may be, was solely responsible for determining whether RIA is a suitable funding vehicle and entered into a participation or installation agreement with us.

Our duties and responsibilities are limited to those described in this prospectus. Except as explicitly set forth in the PRS program, we do not provide administrative services in connection with an employer plan. In addition, no financial professional or firm operated by a financial professional is authorized to solicit or agree to perform plan administrative services in his capacity as a financial professional. If an employer or trustee engages a financial professional to provide administrative support services to an employer plan, the employer or trustee engages that financial professional as its representative rather than AXA Equitable's. We are not liable to any employer, trustee or employer plan for any damages arising from or in connection with any plan administration services performed or agreed to be performed by a financial professional.


ABOUT REGISTERED UNITS

This prospectus relates to our offering of units of interest in the Funds that are registered under the 1933 Act. Financial data and other information contained in this prospectus may refer to such "registered units," as offered in the RIA program. We also offer units under RIA to retirement plans maintained by corporations or governmental entities (collectively, "corporate plans"). However, because of an exemption under the 1933 Act, these corporate plan units are not registered under the 1933 Act or covered by this prospectus.



ASSIGNMENT AND CREDITORS' CLAIMS

Employers and plan participants cannot assign, sell, alienate, discount or pledge as collateral for a loan or other obligation to any party the employer plan balances and rights under RIA, except to the extent allowed by law for a QDRO as that term is defined in the Code. (This reference to a loan does not apply to a loan under RIA.) Proceeds we pay under our contracts cannot be assigned or encumbered by the payee. We will pay all proceeds under our contracts free from the claims of creditors to the extent allowed by law.


DISTRIBUTION OF THE CONTRACTS


AXA Advisors, LLC ("AXA Advisors"), an affiliate of AXA Equitable and the successor to EQ Financial Consultants, Inc., is the distributor of the contracts and has responsibility for marketing and service functions of the contracts. AXA Advisors is registered with the SEC as a broker-dealer and a member of the Financial Industry Regulatory Authority Inc. ("FINRA") The principal business address of AXA Advisors is 1290 Avenue of the Americas, New York, New York 10104. AXA Advisors also acts as distributor for other AXA Equitable annuity products.


As of July 9, 2003 the RIA contract is no longer offered as a funding vehicle to new employer plans; however, we continue to support existing RIA contracts, and new participants may continue to be enrolled under existing RIA plans.

The contracts are serviced by financial professionals who are registered representatives of AXA Advisors and its affiliates, who are also licensed insurance agents of AXA Equitable. The offering of units of interest under the contracts is intended to be continuous.

AXA Equitable pays sales compensation to AXA Advisors. In general, AXA Advisors will pay all or a portion of the sales compensation it receives from AXA Equitable to individual financial representatives or Selling broker-dealers. Selling broker-dealers will, in turn, pay all or a portion of the compensation they receive from AXA Advisors to individual financial representatives as commissions related to the sale of the contracts.

Sales compensation paid to AXA Advisors will generally not exceed 6.0% of the total contributions made under the contracts.


AXA Advisors may also pay certain affiliated and/or unaffiliated selling broker-dealers and other financial intermediaries additional compensation for certain services and/or in recognition of certain expenses that may be incurred by them or on their behalf (commonly referred to as "marketing allowances"). Services for which such payments are made may include, but are not limited to, the preferred placement of AXA Equitable and/or its products on a company and/or product list; sales personnel training; due diligence and related costs; marketing and related services; conferences; and/or other support services, including some that may benefit the contract owner. Payments may be based on the amount of assets or purchase payments attributable to contracts sold through a broker-dealer or may be a fixed amount. AXA Advisors may also make fixed payments to broker-dealers in connection with the initiation of a new relationship or the introduction of a new product. These payments may serve as an incentive for selling broker-dealers to promote the sale of particular products. Additionally, as an incentive for financial professionals of selling broker-dealers to promote the sale of AXA Equitable products, AXA Advisors may increase the sales compensation paid to the selling broker-dealer for a period of time (commonly referred to as "compensation enhancements"). Marketing allowances are made out of AXA Advisors' assets. Not all selling broker-dealers receive these kinds of payments. For more information about any such arrangements, ask your financial professional.


AXA Advisors receives 12b-1 fees from certain portfolios for providing certain distribution and/or shareholder support services. AXA Advisors or its affiliates may also receive payments from the advisers of the portfolios or their affiliates to help defray expenses for sales meetings or seminar sponsorships that may relate to the policies and/or the advisers' respective portfolios.

In an effort to promote the sale of our products, AXA Advisors may provide its financial professionals and managerial personnel with a higher percentage of sales commissions and/or compensation for the sale of an affiliated variable product than it would the sale of an unaf-


                                                            More information  41
filiated product. Such practice is known as providing "differential compensation." In addition, managerial personnel may receive expense reimbursements, marketing allowances and commission-based payments known as "overrides." AXA Advisors may provide other forms of compensation to its financial professionals, including health and retirement benefits. For tax reasons, AXA Advisors financial professionals qualify for health and retirement benefits based solely on their sales of our affiliated products.

These payments and differential compensation (together, the "payments") can vary in amount based on the applicable product and/or entity or individual involved. As with any incentive, such payments may cause the financial professional to show preference in recommending the purchase or sale of AXA Equitable products. However, under applicable rules of the FINRA, AXA Advisors may only recommend to you products that they reasonably believe are suitable for you based on facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of AXA Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation between products in the same category.


In addition, AXA Advisors may offer sales incentive programs to financial professionals who meet specified production levels for the sale of both affiliated and unaffiliated products which provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid educational seminars and merchandise.


Although AXA Equitable takes all of its costs into account in establishing the level of fees and expenses in its products, any compensation paid will not result in any separate charge to you under your contract. All payments made will be in compliance with all applicable FINRA rules and other laws and regulations.



COMMISSIONS AND SERVICE FEES WE PAY

Financial professionals who assisted in establishing employer plans in RIA and who are providing necessary services (not including recordkeeping services) are entitled to receive commissions and service fees from us as stated above. Such commissions and fees are not in addition to the fees and charges we describe in "Charges and expenses" earlier in this prospectus. Any service fees we pay to financial professionals are contingent upon their providing service satisfactory to us. While the charges and expenses that we receive from a RIA employer plan initially may be less than the commissions and service fees we pay to financial professionals, we expect that over time those charges and expenses we collect will be adequate to cover all of our expenses.

Certain retirement plans that use RIA may allow employer plan assets to be used in part to buy life insurance policies rather than applying all of the contributions to RIA. Financial professionals will receive commissions on any such AXA Equitable insurance policies at standard rates. These commissions are subject to regulation by state law and are at rates higher than those applicable to commissions payable for placing an employer plan under RIA.


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Appendix I: Condensed financial information


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These selected per unit data and ratios for the years ended December 31, 1998 through 2007 have been derived from the financial statements audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The financial statements of each of the Funds as well as the consolidated financial statements of AXA Equitable are contained in the SAI. Information is provided for the period that each Fund has been available under RIA, but not longer than ten years.



SEPARATE ACCOUNT NO. 13 -- POOLED (ALLIANCEBERNSTEIN BOND FUND) OF AXA EQUITABLE LIFE INSURANCE COMPANY



                        INCOME, EXPENSES AND CAPITAL CHANGES PER REGISTERED UNIT OUTSTANDING DURING THE
                               PERIOD INDICATED AND OTHER SUPPLEMENTARY DATA (NOTES E AND F)

------------------------------------------------------------------------------------------------------------------------------------
                                                                       Year Ended December 31,
------------------------------------------------------------------------------------------------------------------------------------
                                  2007       2006       2005       2004     2003      2002      2001       2000      1999      1998
------------------------------------------------------------------------------------------------------------------------------------
Income                         $  4.37    $  3.99    $  3.27    $  2.98  $  2.64   $  2.99   $  3.88    $  3.77   $  3.27   $  3.25
Expenses (Note B)               ( 0.43)    ( 0.40)    ( 0.40)    ( 0.39)  ( 0.39)   ( 0.36)   ( 0.34)    ( 0.29)   ( 0.28)   ( 0.28)
Net investment income             3.94       3.59       2.87       2.59     2.25      2.63      3.54       3.48      2.99      2.97
Net realized and unrealized
  gain (loss) on invest-
  ments (Note C)                  1.03     ( 0.71)    ( 2.05)    ( 0.41)    1.04      1.43      2.16       2.47    ( 3.20)     1.35
Net increase (decrease) in
  unit value                      4.97       2.88       0.82       2.18     3.29      4.06      5.70       5.95    ( 0.21)     4.32
AllianceBernstein Bond Fund
  unit value (Note A):
Beginning of Period              83.08      80.20      79.38      77.20    73.91     69.85     64.15      58.20     58.41     54.09
End of Period                  $ 88.05    $ 83.08    $ 80.20    $ 79.38  $ 77.20   $ 73.91   $ 69.85    $ 64.15   $ 58.20   $ 58.41
====================================================================================================================================
Ratio of expenses to average
  net assets (Note B)             0.50%      0.50%      0.50%      0.50%    0.50%     0.50%     0.50%      0.50%     0.50%     0.50%
Ratio of net investment
  income to average net
  assets                          4.58%      4.43%      3.60%      3.32%    2.97%     3.75%     5.28%      5.81%     5.13%     5.26%
Number of units outstanding
  at end of period                   0          0          0          0        0         0         0          0       264     3,003
Portfolio turnover rate
  (Note D)                         136%       219%       260%       302%     427%      458%      212%       337%       88%      133%
====================================================================================================================================


See Notes following tables.

                                 Appendix I: Condensed financial information I-1

SEPARATE ACCOUNT NO. 10 -- POOLED (ALLIANCEBERNSTEIN BALANCED FUND) OF AXA EQUITABLE LIFE INSURANCE COMPANY



                        INCOME, EXPENSES AND CAPITAL CHANGES PER REGISTERED UNIT OUTSTANDING DURING THE
                                     PERIODS INDICATED AND OTHER SUPPLEMENTARY DATA (NOTE E)

------------------------------------------------------------------------------------------------------------------------------------
                                                                       Year Ended December 31,
------------------------------------------------------------------------------------------------------------------------------------
                                  2007       2006       2005       2004     2003      2002      2001       2000      1999      1998
------------------------------------------------------------------------------------------------------------------------------------
Income                         $  7.46    $  6.02    $  4.71    $  3.73  $  3.38   $  4.23    $ 5.32    $  5.89   $  5.05   $  4.80
Expenses (Note B)              (  1.10)   (  0.99)   (  0.92)   (  0.85) (  0.76)  (  0.73)  (  0.79)   (  0.84)  (  0.76)     0.66)
------------------------------------------------------------------------------------------------------------------------------------
Net investment income             6.36       5.03       3.79       2.88     2.62      3.50      4.53       5.05      4.29      4.14
Net realized and unrealized
  gain (loss) on invest-
  ments (Note C)                  4.32      14.65       7.76      11.51    21.84   ( 16.02)  ( 11.65)   (  8.98)    17.51     19.07
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in
  unit value                     10.68      19.68      11.55      14.39    24.46   ( 12.52)  (  7.12)   (  3.93)    21.80     23.21
AllianceBernstein Balanced
  Fund unit value (Note A):
Beginning of Period             211.32     191.64     180.09     165.70   141.24    153.76    160.88     164.81    143.01    119.80
------------------------------------------------------------------------------------------------------------------------------------
End of Period                 $ 222.00   $ 211.32   $ 191.64   $ 180.09 $ 165.7   $ 141.24  $ 153.76   $ 160.88  $ 164.81  $ 143.01
====================================================================================================================================
io of expenses to average
  net assets (Note B)             0.50%      0.50%      0.50%      0.50%     0.50%    0.50%     0.50%      0.50%     0.50%     0.50%
Ratio of net investment
  income to average net
  assets                          2.90%      2.53%      2.07%      2.19%    1.74%     2.39%     2.93%      3.06%     2.88%     3.19%
Number of units outstanding
  at end of period               4,677      5,618      6,805      7,241    7,314     8,071     6,834      9,759    11,870    29,340
Portfolio turnover rate
  (Note D)                         105%       146%       211%       283%     339%      288%      168%       145%       95%       89%
====================================================================================================================================


See Notes following tables.

I-2 Appendix I: Condensed financial information

SEPARATE ACCOUNT NO. 4 -- POOLED (ALLIANCEBERNSTEIN COMMON STOCK FUND) OF AXA EQUITABLE LIFE INSURANCE COMPANY

                        INCOME, EXPENSES AND CAPITAL CHANGES PER REGISTERED UNIT OUTSTANDING DURING THE
                                     PERIODS INDICATED AND OTHER SUPPLEMENTARY DATA (NOTE E)

------------------------------------------------------------------------------------------------------------------------------------
                                                                       Year Ended December 31,
------------------------------------------------------------------------------------------------------------------------------------
                                  2007       2006       2005       2004     2003      2002      2001       2000      1999      1998
------------------------------------------------------------------------------------------------------------------------------------
Income                        $   5.67   $   5.26   $   3.28   $   2.89  $  2.37   $  2.07   $  3.00    $  3.61   $  4.02   $  3.57
Expenses (Note B)              (  4.18)   (  3.74)   (  3.56)   (  3.19) (  2.55)  (  2.58)  (  3.29)   (  4.02)  (  3.74)  (  3.38)
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)     1.49       1.52     (  0.28)   (  0.30) (  0.18)  (  0.51)  (  0.29)   (  0.41)     0.28      0.19
Net realized and unrealized
  gain (loss) on invest-
  ments (Note C)               102.98     (  6.08)     84.97      93.14   159.26   (167.15)  (137.35)   (149.19)   233.22   ( 18.53)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in
  unit value                   104.47     (  4.56)     84.69      92.84   159.08   (167.66)  (137.64)   (149.60)   233.50   ( 18.34)
AllianceBernstein Common
  Stock Fund unit value
  (Note A):
Beginning of Period            775.87      780.43      695.74    602.90   443.82     611.48   749.12     898.72    665.22    683.56
------------------------------------------------------------------------------------------------------------------------------------
End of Period                 $ 880.34   $ 775.87   $ 780.43  $  695.74 $ 602.90  $ 443.82  $ 611.48   $ 749.12  $ 898.72  $ 665.22
====================================================================================================================================
Ratio of expenses to average
  net assets (Note B)             0.50%      0.50%      0.50%      0.50%    0.50%     0.50%     0.50%      0.50%     0.50%     0.50%
Ratio of net investment
  income (loss) to average
  net assets                      0.18%      0.20%   (  0.04)%  (  0.05)%(  0.03)% (  0.10)% (  0.04)%  (  0.05)%    0.04%     0.03%
Number of units outstanding
  at end of period               1,664      2,058      2,499      2,912    3,370     4,305     5,420      7,195    10,056    17,216
Portfolio turnover rate
  (Note D)                          60%        55%        49%        60%      51%       39%      132%        48%       72%       71%
====================================================================================================================================

See Notes following tables.

                                 Appendix I: Condensed financial information I-3

SEPARATE ACCOUNT NO. 3 -- POOLED (ALLIANCEBERNSTEIN MID CAP GROWTH FUND) OF AXA EQUITABLE LIFE INSURANCE COMPANY



                        INCOME, EXPENSES AND CAPITAL CHANGES PER REGISTERED UNIT OUTSTANDING DURING THE
                                     PERIODS INDICATED AND OTHER SUPPLEMENTARY DATA (NOTE E)

------------------------------------------------------------------------------------------------------------------------------------
                                                                       Year Ended December 31,
------------------------------------------------------------------------------------------------------------------------------------
                                  2007       2006       2005       2004     2003      2002      2001       2000      1999      1998
------------------------------------------------------------------------------------------------------------------------------------
Income                         $  0.61    $  1.06    $  0.26   $   0.29  $  0.42   $  0.36   $  0.80   $   1.70   $  1.61  $   1.42
Expenses (Note B)                (1.43)     (1.31)     (1.17)     (1.08)   (0.78)    (0.69)    (0.89)     (1.15)    (1.06)    (1.13)
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)     (0.82)     (0.25)     (0.91)     (0.79)   (0.36)    (0.33)    (0.09)      0.55      0.55      0.29
Net realized and unrealized
  gain (loss) on invest-
  ments (Note C)                 33.82       4.47      18.33      41.07    82.82    (49.92)   (36.98)    (31.20)    34.80    (31.58)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in
  unit value                     33.00       4.22      17.42      40.28    82.46    (50.25)   (37.07)    (30.65)    35.35    (31.29)
AllianceBernstein Mid Cap
  Growth Fund unit value
  (Note A):
Beginning of Period             264.82     260.60     243.18     202.90   120.44    170.69    207.76     238.41    203.06    234.35
------------------------------------------------------------------------------------------------------------------------------------
End of Period                 $ 297.82   $ 264.82   $ 260.60   $ 243.18  $202.90  $ 120.44  $ 170.69   $ 207.76  $ 238.41  $ 203.06
====================================================================================================================================
Ratio of expenses to average
  net assets (Note B)             0.50%      0.50%      0.50%      0.50%    0.50%     0.50%     0.50%      0.50%     0.50%     0.50%
Ratio of net investment
  income (loss) to average
  net assets                     (0.29)%    (0.09)%    (0.39)%    (0.37)%  (0.23)%   (0.24)%   (0.05)%     0.24%     0.27%     0.13%
Number of units outstanding
  at end of period               2,370      3,016      3,819      4,086    4,858     4,909     5,338      7,276    10,300    21,322
Portfolio turnover rate
  (Note D)                         111%       120%       102%       134%     113%      161%      200%       136%      108%      195%
====================================================================================================================================


See Notes following tables.

I-4 Appendix I: Condensed financial information

Notes:

A. The values for a registered AllianceBernstein Bond Fund, AllianceBernstein Balanced Fund, AllianceBernstein Common Stock Fund and AllianceBernstein Mid Cap Growth Fund unit on May 1, 1992, January 23, 1985, April 8, 1985 and July 7, 1986, the first date on which payments were allocated to purchase registered units in each Fund, were $36.35, $28.07, $84.15 and $44.82, respectively.

B. Certain expenses under RIA are borne directly by employer plans participating in RIA. Accordingly, those charges and fees discussed in "Charges and expenses" earlier in this prospectus, are not included above and did not affect the Fund unit values. Those charges and fees are recovered by AXA Equitable through an appropriate reduction in the number of units credited to each employer plan participating in the Fund unless the charges and fees are billed directly to and paid by the employer. The dollar amount recovered is included under the caption "For Contributions and Withdrawals" as administrative fees and asset management fees in the Statement of Changes in Net Assets for each Fund, which appear in the Financial Statements in the SAI.


   As of June 1, 1994, the annual investment management and financial accounting fee is deducted from the assets of the AllianceBernstein Bond, AllianceBernstein Balanced, AllianceBernstein Common Stock and AllianceBernstein Mid Cap Growth Funds and is reflected in the computation of their unit values. If all charges and fees had been made directly against employer plan assets in the Funds and had been reflected in the computation of Fund unit value, RIA registered unit expenses would have amounted to $1.28, $3.50, $13.13 and $4.27 for the year ended December 31, 2007 on a per unit basis for the AllianceBernstein Bond, AllianceBernstein Balanced, AllianceBernstein Common Stock and AllianceBernstein Mid Cap Growth Funds, respectively. For the same reporting periods, the ratio of expenses to average net assets attributable to registered units would have been (on an annualized basis), 1.49%, 1.60%, 1.57% and 1.50% for the AllianceBernstein Bond, AllianceBernstein Balanced, AllianceBernstein Common Stock and AllianceBernstein Mid Cap Growth Funds, respectively. (See Note F.)


C. See Note 2 to Financial Statements of Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 (Pooled) which appear in the SAI.

D. The portfolio turnover rate excludes all short-term U.S. Government securities and all other securities whose maturities at the time of acquisition were one year or less. The rate stated is the annual turnover rate for the entire Separate Account Nos. 13 -- Pooled, 10 -- Pooled, 4 -- Pooled and 3 -- Pooled.

E. Income, expenses, gains and losses shown above pertain only to employer plans' accumulations attributable to RIA registered units. Other plans and trusts also participate in Separate Account Nos. 13 -- Pooled, 10 -- Pooled, 4 -- Pooled and 3 -- Pooled and may have operating results and other supplementary data different from those shown above.

F. Because contractholders withdrew their participating interest in Separate Account No. 13 during March of 2000, the per unit data and ratios shown are hypothetical for these registered units. However, the per unit data and ratios developed are based upon actual values for non-registered units of Separate Account No. 13, which carry fees and expenses identical to those imposed upon registered units of the Separate Account.


                                 Appendix I: Condensed financial information I-5

SEPARATE ACCOUNT NO. 66 (POOLED) UNIT VALUES AND NUMBER OF REGISTERED UNITS OUTSTANDING


------------------------------------------------------------------------------------------------------------------------------------
                                  EQ/Alliance
                                   Bernstein                  EQ/Alliance     EQ/Alliance    EQ/Alliance
                                 Intermediate    EQ/Alliance   Bernstein       Bernstein     Bernstein    EQ/Alliance  EQ/BlackRock
                                  Government     Bernstein     Large Cap        Quality      Small Cap     Bernstein   Basic Value
                                  Securities   International    Growth           Bond          Growth        Value       Equity
------------------------------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 1998                  $ 134.24      $ 122.93            --        $ 145.72      $ 109.25           --     $  107.43
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 1998                     1,110         1,659            --           1,038         1,625           --            --
------------------------------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 1999                  $ 134.36      $ 169.30      $ 113.69        $ 142.73      $ 139.67     $  95.43     $  127.78
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 1999                     1,419         1,302            94           4,298         1,064           --           164
------------------------------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 2000                  $ 146.61      $ 130.25      $  92.79        $ 159.04      $ 159.12     $  97.35     $  142.86
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 2000                        --         1,522         1,017           4,295         1,166           --           110
------------------------------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 2001                  $ 158.49      $ 100.42      $  70.55        $ 172.14      $ 138.34     $  98.39     $  150.76
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 2001                        --         1,519         1,220           3,094           475          156          1.078
------------------------------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 2002                  $ 172.44      $  90.42      $  48.57        $ 185.72      $  96.68     $  84.97     $  125.65
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 2002                        --         3,854         1,226           1,262           593          158           228
------------------------------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 2003                  $ 176.49      $ 122.39      $  59.84        $ 192.69      $ 136.53     $ 109.39     $  164.81
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 2003                        --         4,074           480           1,014           365          157           192
------------------------------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 2004                  $ 180.27      $ 144.93      $  64.86        $ 200.31      $ 155.93     $ 124.10     $  182.26
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 2004                        --         3,017           622           1,176           373          109           122
------------------------------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 2005                  $ 182.87      $ 167.42      $  74.54        $ 204.72      $ 174.22     $ 130.84     $  187.64
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 2005                        --         2,750           710           1,319            99          111           336
------------------------------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 2006                  $ 188.96      $ 207.19      $  74.14        $ 212.99      $ 190.26     $ 158.83     $  226.87
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 2006                        --         2,372           796             334            61           --            --
------------------------------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 2007                  $ 202.34      $ 231.96      $  84.50        $ 223.10      $ 222.47     $ 151.76     $  229.55
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 2007                        --         1,578           787             330            74        1,498            --
------------------------------------------------------------------------------------------------------------------------------------




I-6 Appendix I: Condensed financial information

SEPARATE ACCOUNT NO. 66 (POOLED) UNIT VALUES AND NUMBER OF REGISTERED UNITS OUTSTANDING (CONTINUED)



------------------------------------------------------------------------------------------------------------------------------------
                                  EQ/BlackRock     EQ/Calvert     EQ/Capital     EQ/Capital     EQ/Equity
                                 International     Socially       Guardian       Guardian         500       EQ/Evergreen
                                     Value        Responsible      Growth        Research        Index         Omega
------------------------------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 1998                        --              --             --             --      $ 287.87            --
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 1998                        --              --             --             --        11,983            --
------------------------------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 1999                  $ 136.14        $ 106.58       $ 120.77       $ 105.35      $ 346.38      $ 105.75
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 1999                        26              --             --             --        12,855            --
------------------------------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 2000                  $ 119.37        $ 103.48       $  99.31       $ 111.58      $ 313.02      $  93.36
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 2000                       125              --            400             --         5,112             1
------------------------------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 2001                  $  93.68        $  88.27       $  75.02       $ 109.33      $ 275.50      $  77.48
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 2001                       459              --            448            263         3,528            16
------------------------------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 2002                  $  78.10        $  64.92       $  55.26       $  82.36      $ 214.26      $  58.87
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 2002                       605              --            389            445         2,322            59
------------------------------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 2003                  $  99.99        $  83.07       $  68.49       $ 108.30      $ 274.41      $  81.36
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 2003                       430              --            498            320         1,595            80
------------------------------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 2004                  $ 121.64        $  86.05       $  72.29       $ 120.11      $ 303.09      $ 487.09
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 2004                       129              --            492            178         1,365           100
------------------------------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 2005                  $ 134.82        $  93.56       $  75.98       $ 127.38      $ 317.06      $  90.54
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 2005                       473              --            487            192         1,333            --
------------------------------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 2006                  $ 169.44        $  98.46       $  81.60       $ 142.74      $ 365.64      $  95.85
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 2006                        72              --            224             --         1,190            --
------------------------------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 2007                  $ 186.71        $ 110.41       $  86.07       $ 145.10      $ 384.52      $ 106.71
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 2007                        71              --            222             --           726            --
------------------------------------------------------------------------------------------------------------------------------------



                                 Appendix I: Condensed financial information I-7

SEPARATE ACCOUNT NO. 66 (POOLED) UNIT VALUES AND NUMBER OF REGISTERED UNITS OUTSTANDING (CONTINUED)


------------------------------------------------------------------------------------------------------------------------------------
                                                                     EQ/JPMorgan
                                   EQ/FI Mid    EQ/International       Value        EQ/Large Cap    EQ/Large Cap     EQ/Marsico
                                     Cap           Core PLUS       Opportunities     Core PLUS      Growth PLUS       Focus
------------------------------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 1998                       --               --          $  113.78             --        $ 123.19             --
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 1998                       --               --                 --             --              30             --
------------------------------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 1999                       --         $ 128.61          $  112.24       $ 104.35        $ 213.94             --
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 1999                       --               --                 50             --           3,035             --
------------------------------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 2000                 $ 100.42         $ 104.06          $  119.84       $ 103.62        $ 173.64             --
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 2000                       --                1                475            478           3,680             --
------------------------------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 2001                 $  86.96         $  82.32          $  111.68       $  87.07        $ 114.52      $ 106.25
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 2001                      123              301                487            472           2,173             --
------------------------------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 2002                 $  70.90         $  69.94          $   90.40       $  68.77        $  75.21      $  93.97
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 2002                      496              296                487            466           1,328             --
------------------------------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 2003                 $ 101.82         $  92.75          $  114.64       $  83.93        $  97.26      $ 123.22
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 2003                       87              293                472            415           1,340             --
------------------------------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 2004                 $ 118.14         $ 105.37          $  127.11       $  93.50        $ 109.53      $ 136.17
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 2004                       --               --                468            410           1,478             --
------------------------------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 2005                 $ 125.66         $ 123.42          $  132.10       $ 100.22        $ 119.42      $ 150.759
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 2005                      334               --             464.02            404           `,365             --
------------------------------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 2006                 $ 140.14         $ 147.17          $  159.01       $ 113.19        $ 128.71      $ 164.80
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 2006                       --               --                412            108           1,469             --
------------------------------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 2007                 $ 151.40         $ 169.57          $  157.09       $ 117.59        $ 148.82      $ 187.95
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 2007                       --               --                407            107           1,608             --
------------------------------------------------------------------------------------------------------------------------------------




I-8 Appendix I: Condensed financial information

SEPARATE ACCOUNT NO. 66 (POOLED) UNIT VALUES AND NUMBER OF REGISTERED UNITS OUTSTANDING (CONTINUED)


------------------------------------------------------------------------------------------------------------------------------------
                                                                            EQ/Van
                                                                           Kampen
                                                            EQ/T. Rowe    Emerging                     Multimanager
                                  EQ/MidCap    EQ/Money   Price Growth     Markets     Multimanager     Small Cap     Multimanager
                                 Value PLUS     Market        Stock        Equity       High Yield        Value       Technology
------------------------------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 1998                 $ 105.06    $ 126.71           --       $ 111.23      $ 163.58             --              --
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 1998                       --       1,249           --             --           259             --              --
------------------------------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 1999                 $ 106.96    $ 132.95           --       $ 217.72      $ 158.02       $  97.39              --
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 1999                       32         601           --            197           187             --              --
------------------------------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 2000                 $ 112.45    $ 141.19           --       $ 130.53      $ 144.28       $ 115.42              --
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 2000                       32         438           --            190           414             --              --
------------------------------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 2001                 $ 116.95    $ 146.56           --       $ 123.81      $ 145.57       $ 135.90              --
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 2001                       37         653           --            209           464             57              --
------------------------------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 2002                 $  99.75    $ 148.67           --       $ 116.49      $ 141.56       $ 117.08              --
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 2002                      547       4,189           --            158           156            262              --
------------------------------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 2003                 $ 132.94    $ 149.82           --       $ 181.64      $ 173.86       $ 160.84              --
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 2003                      405         223           --             66           143             62              --
------------------------------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 2004                 $ 156.66    $ 151.28           --       $ 224.66      $ 189.31       $ 188.35        $ 109.49
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 2004                      419         141           --             83           158              7             367
------------------------------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 2005                 $ 174.40    $ 155.57           --       $ 298.30      $ 195.49       $ 197.17        $ 121.82
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 2005                      657         140           --             86            22            211             437
------------------------------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 2006                 $ 196.16    $ 162.84           --       $ 408.83      $ 215.33       $ 228.94        $ 130.71
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 2006                        8       2,598           --             --            14              6             486
------------------------------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 2007                 $ 193.03    $ 170.86      $ 10.04       $ 580.61      $ 222.53       $ 206.41        $ 154.53
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 2007                        8       2,215          136             --            14              6             586
------------------------------------------------------------------------------------------------------------------------------------


                                 Appendix I: Condensed financial information I-9

Statement of additional information

--------------------------------------------------------------------------------

TABLE OF CONTENTS
                                                                            Page

Who is AXA Equitable?                                                        2
Fund Information                                                             2
General                                                                      2
Restrictions and requirements of the AllianceBernstein Bond,
 AllianceBernstein Balanced, AllianceBernstein Common  Stock and
 AllianceBernstein Mid Cap Growth Funds                                      2
Certain investments of the AllianceBernstein Bond and AllianceBernstein
 Balanced Funds                                                              2
Portfolio holdings policy for the Pooled Separate Accounts                   3
Brokerage fees and charges for securities transactions                       4
Additional information about RIA                                             5
Loan provisions                                                              5
Annuity benefits                                                             6
Amount of fixed-annuity payments                                             6
Ongoing operations fee                                                       6
Management for the AllianceBernstein Bond, AllianceBernstein Balanced, AllianceBernstein Common Stock and AllianceBernstein Mid Cap Growth Funds
 and AXA Equitable                                                           7
Funds                                                                        7
Portfolio managers' information (AllianceBernstein Bond Fund,
 AllianceBernstein Balanced Fund, AllianceBernstein Common Stock Fund and
 AllianceBernstein Mid Cap Growth Fund)                                      7
Investment professional conflict of interest disclosure                     10
Portfolio manager compensation                                              11
Distribution of the contracts                                               12
Custodian and independent registered public accounting firm                 12
AXA Equitable                                                               13
 Directors                                                                  13
 Directors -- Officers                                                      14
 Other Officers                                                             15
Separate Account Units of Interest Under Group Annuity Contracts            21
Financial statements index                                                  22
Financial statements                                                     FSA-1

Send this request form to receive a Statement of Additional Information

To: AXA Equitable--RIA Service Office
    P.O. Box 8095
    Boston, MA 02266-8095

-

Please send me a Retirement Investment Account(R) SAI for May 1, 2008.



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                                                                          x01972

Retirement Investment Account(R)


Statement of additional information dated
May 1, 2008


--------------------------------------------------------------------------------


This statement of additional information ("SAI") is not a prospectus. It should be read in conjunction with the prospectus for our Retirement Investment Account(R) ("RIA"), dated May 1, 2008 ("prospectus"), and any supplements.


Terms defined in the prospectus have the same meaning in the SAI unless the context otherwise requires.

On September 7, 2004, our name was changed from "The Equitable Life Assurance Society of the United States" to "AXA Equitable Life Insurance Company."

You can obtain a copy of the prospectus, and any supplements to the prospectus, from us free of charge by writing or calling the RIA service office listed on the back of this SAI, or by contacting your financial professional. Our home office is located at 1290 Avenue of the Americas, New York, N.Y. 10104 and our telephone number is (212) 554-1234.

TABLE OF CONTENTS
Who is AXA Equitable?                                                        2
Fund information                                                             2
General                                                                      2
Restrictions and requirements of the AllianceBernstein Bond,
     AllianceBernstein Balanced, AllianceBernstein Common
     Stock and AllianceBernstein Mid Cap Growth Funds                        2
Certain investments of the AllianceBernstein Bond and
     AllianceBernstein Balanced Funds                                        2
Portfolio holdings policy for the Pooled Separate Accounts                   3
Brokerage fees and charges for securities transactions                       4
Additional information about RIA                                             5
Loan provisions                                                              5
Annuity benefits                                                             6
Amount of fixed-annuity payments                                             6
Ongoing operations fee                                                       6
Management for the AllianceBernstein Bond,
     AllianceBernstein Balanced, AllianceBernstein
     Common Stock and AllianceBernstein Mid Cap
     Growth Funds and AXA Equitable                                          7
Funds                                                                        7
Portfolio managers' information (AllianceBernstein Bond Fund,
     AllianceBernstein Balanced Fund, AllianceBernstein
     Common Stock Fund and AllianceBernstein Mid Cap
     Growth Fund)                                                            7
Investment professional conflict of interest disclosure                     12
Portfolio manager compensation                                              12
Distribution of the contracts                                               13
Custodian and independent registered public accounting firm                 13
AXA Equitable                                                               14
     Directors                                                              14
     Officers -- Directors                                                   0
     Other Officers                                                          0
Separate Accounts Units of Interest Under Group
     Annuity Contracts                                                      21
Financial statements index                                                  22
Financial statements                                                     FSA-1



              Copyright 2008. AXA Equitable Life Insurance Company

             1290 Avenue of the Americas, New York, New York 10104.
 All rights reserved. Retirement Investment Account(R) is a service mark of The
                      AXA Equitable Life Insurance Company.


SAI 4ACS (5/08)
                                                                          X01972

WHO IS AXA EQUITABLE?


AXA Equitable is a wholly-owned subsidiary of AXA Financial Services, LLC, a holding company, which is itself a wholly-owned subsidiary of AXA Financial, Inc. ("AXA Financial"). Interests in AXA Financial are held by the immediate holding company, AXA America Holdings, Inc., and the following affiliated companies: AXA Corporate Solutions Reinsurance Company ("AXA Corporate Solutions") and AXA Belgium SA. AXA SA ("AXA") holds its interest in AXA America Holdings, Inc. and AXA Corporate Solutions, directly and indirectly through its wholly-owned subsidiary holding company, Ouidinot Participations. AXA holds its interest in AXA Belgium SA, through its wholly-owned subsidiary holding company, AXA Holdings Belgium SA.




FUND INFORMATION


GENERAL

In our prospectus we discuss in more detail, among other things, the structure of the AllianceBernstein Bond, AllianceBernstein Balanced, AllianceBernstein Common Stock and AllianceBernstein Mid Cap Growth Funds, their investment objectives and policies, including the types of portfolio securities that they may hold and levels of investment risks that may be involved, and investment management. We also summarize certain of these matters with respect to the Investment Funds and their corresponding portfolios. See "Investment options" in the prospectus.

Here we will discuss special restrictions, requirements and transaction expenses that apply to the AllianceBernstein Bond, AllianceBernstein Balanced, AllianceBernstein Common Stock and AllianceBernstein Mid Cap Growth Funds, certain investments of the AllianceBernstein Bond Fund and determination of the value of units for all Funds, including some historical information. You can find information about the investment objectives and policies, as well as restrictions, requirements and risks pertaining to the corresponding AXA Premier VIP Trust or EQ Advisors Trust portfolio in which the Investment Funds invest in the prospectus and SAI for each Trust.


RESTRICTIONS AND REQUIREMENTS OF THE ALLIANCEBERNSTEIN BOND, ALLIANCEBERNSTEIN BALANCED, ALLIANCEBERNSTEIN COMMON STOCK AND ALLIANCEBERNSTEIN MID CAP GROWTH FUNDS


Neither the AllianceBernstein Common Stock Fund nor the AllianceBernstein Balanced Fund will make an investment in an industry if that investment would cause either Fund's holding in that industry to exceed 25% of either Fund's assets. The United States government, and its agencies and instrumentalities, are not considered members of any industry.

The AllianceBernstein Bond Fund, AllianceBernstein Balanced Fund,
AllianceBernstein Common Stock Fund and AllianceBernstein Mid Cap Growth Fund will not purchase or write puts or calls (options).

The following investment restrictions apply to the AllianceBernstein Bond, AllianceBernstein Balanced, AllianceBernstein Common Stock and
AllianceBernstein Mid Cap Growth Funds. None of these Funds will:



o trade in foreign exchanges (however, the AllianceBernstein Bal anced Fund will trade in foreign exchanges, except those that fall into the MSCI Emerging Markets country definition, with respect to the Global Equity sub-portfolio);

o trade in commodities or commodity contracts (except the Allian ceBernstein Balanced Fund is permitted to enter into hedging transactions through the use of currency forwards, as described in the prospectus);

o    purchase real estate or mortgages, except as stated below. The
     Funds may buy shares of real estate investment trusts listed on stock exchanges or reported on the NASDAQ which is now a national stock market exchange;


o make an investment in order to exercise control or management over a company;

o underwrite the securities of other companies, including purchas ing securities that are restricted under the 1933 Act or rules or regulations thereunder (restricted securities cannot be sold publicly until they are registered under the 1933 Act), except as stated below;


o make short sales, except when the Fund has, by reason of owner ship of other securities, the right to obtain securities of equivalent kind and amount that will be held as long as they are in short position;


o have more than 5% of its assets invested in the securities of any one registered investment company. A Fund may not own more than 3% of a registered investment company's outstanding voting securities. The Fund's total holdings of registered investment company securities may not exceed 10% of the value of the Fund's assets;

o purchase any security on margin or borrow money except for short-term credits necessary for clearance of securities transactions;

o make loans, except loans through the purchase of debt obliga tions or through entry into repurchase agreements; or

o invest more than 10% of its total assets in restricted securities, real estate investments, or portfolio securities not readily marketable (The AllianceBernstein Common Stock Fund will not invest in restricted securities).


CERTAIN INVESTMENTS OF THE ALLIANCEBERNSTEIN BOND AND ALLIANCEBERNSTEIN BALANCED FUNDS

The following are brief descriptions of certain types of investments which may be made by the AllianceBernstein Bond and AllianceBernstein Balanced Funds and certain risks and investment techniques.

Mortgage-related Securities. The AllianceBernstein Bond and AllianceBernstein Balanced Funds may invest in mortgage-related securities (including agency and non-agency fixed, ARM and hybrid pass throughs, agency and non-agency CMO's, commercial mortgage-backed securities and dollar rolls). Principal and interest payments made on mortgages in the pools are passed through to the holder of securities. Payment of principal and interest on some mortgage-related securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association, or "GNMA"), or guaranteed by agencies or instrumentalities of the U.S. Government (in the case of securities guaranteed by the Federal National Mortgage Corporation ("FNMA") or the Federal Home Loan Mortgage Corporation ("FHLMC"), which are supported only by discretionary authority of the U.S. Government to purchase the agency's obligations). Mortgage-related securities created by non-governmental issuers (such as financial institutions, and other secondary market issuers) may be supported by various forms of insurance or guarantees.

Collateralized mortgage obligations. The AllianceBernstein Bond and AllianceBernstein Balanced Funds may invest in collateralized mortgage obligations ("CMOs"). CMOs are debt obligations that were developed specifically to reallocate the various risks inherent in mortgage-backed securities across various bond classes or tranches. They are collateralized by underlying mortgage loans or pools of mortgage-pass-through securities. They can be issued by both agency (GNMA, FHLMC or FNMA) or non-agency issuers. CMOs are not mortgage pass-through securities. Rather, they are pay-through securities, i.e. securities backed by cash flow from the underlying mortgages. CMOs are typically structured into multiple classes, with each class bearing a different stated maturity and having different payment streams. Monthly payments of principal, including prepayments, are first returned to investors holding the shortest maturity class; investors holding longer maturity classes receive principal payments only after the shorter class or classes have been retired.

Asset-backed securities. The AllianceBernstein Bond and AllianceBernstein Balanced Funds may purchase asset-backed securities. The securitization techniques used to develop mortgage-backed securities are also applied to a broad range of financial assets. Through the use of trusts and special purpose vehicles, various types of assets, including automobile loans and leases, credit card receivables, home equity loans, equipment leases and trade receivables, are securitized in structures similar to the structures used in mortgage securitizations. The AllianceBernstein Balanced and the AllianceBernstein Bond Funds may invest in other asset-backed securities that may be developed in the future or as would be deemed appropriate.

Non-US Debt. The AllianceBernstein Balanced Fund may invest in non-U.S. sovereign and corporate debt issued in U.S. Dollars.

Zero coupon bonds. The AllianceBernstein Bond and AllianceBernstein Balanced Funds may invest in zero coupon bonds. Such bonds may be issued directly by agencies and instrumentalities of the U.S. Government or by private corporations. Zero coupon bonds may originate as such or may be created by stripping an outstanding bond. Zero coupon bonds do not make regular interest payments. Instead, they are sold at a deep discount from their face value. Because a zero coupon bond does not pay current income, its price can be very volatile when interest rates change.

Repurchase agreements. Repurchase agreements are currently entered into with creditworthy counterparties including broker-dealers, member banks of the Federal Reserve System or "primary dealers" (as designated by the Federal Reserve Bank of New York) in U.S. Government securities. Repurchase agreements are often for short periods such as one day or a week, but may be longer. Investment may be made in repurchase agreements pertaining to the marketable obligations, or marketable obligations guaranteed by the United States Government, its agencies or instrumentalities.

Debt securities subject to prepayment risks. Mortgage-related securities and certain collateralized mortgage obligations, asset-backed securities and other debt instruments in which the AllianceBernstein Balanced Fund and AllianceBernstein Bond Fund may invest are subject to prepayments prior to their stated maturity. The Fund usually is unable to accurately predict the rate at which prepayments will be made, which rate may be affected, among other things, by changes in generally prevailing market interest rates. If prepayments occur, the Fund suffers the risk that it will not be able to reinvest the proceeds at as high a rate of interest as it had previously been receiving. Also, the Fund will incur a loss to the extent that prepayments are made for an amount that is less than the value at which the security was then being carried by the Fund.

When-issued and delayed delivery securities. The AllianceBernstein Bond and AllianceBernstein Balanced Funds may purchase and sell securities on a when-issued or delayed delivery basis. In these transactions, securities are purchased or sold by a Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price or yield to the Fund at the time of entering into the transaction. When a Fund engages in when-issued or delayed delivery transactions, the Fund relies on the other party to consummate the transaction. Failure to consummate the transaction may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous. When-issued and delayed delivery transactions are generally expected to settle within three months from the date the transactions are entered into, although the Fund may close out its position prior to the settlement date. The Fund will sell on a forward settlement basis only securities it owns or has the right to acquire.

Foreign currency forward contracts. The AllianceBernstein Balanced Fund may enter into contracts for the purchase or sale of a specific foreign currency at a future date at a price set at the time of the contract. The Fund will enter into such forward contracts for hedging purposes only.

Hedging transactions. The AllianceBernstein Balanced Fund may engage in transactions which are designed to protect against potential adverse price movements in securities owned or intended to be purchased by the Fund.


PORTFOLIO HOLDINGS POLICY FOR THE POOLED SEPARATE ACCOUNTS

It is the policy of the Pooled Separate Accounts (the "Separate Accounts") to safeguard against misuse of their portfolio holdings information and to prevent the selective disclosure of such information. Each Separate Account will publicly disclose its holdings in accordance with regulatory requirements, such as periodic portfolio disclosure in filings with the SEC. The portfolio holdings information for the Separate Accounts including, among other things, the top ten holdings and complete portfolio holdings, is available on a monthly basis and generally can be obtained by contract holders/participants or their consultants, free of charge, 15 days after the month end by calling 1-866-642-3127. AXA Equitable has established this procedure to provide prompt portfolio holdings information so that contractholders and their consultants can perform effective oversight of plan investments.

On a case-by-case basis, AXA Equitable may approve the disclosure of non-public portfolio holdings and trading information to particular individuals or entities in appropriate circumstances. In all cases, the approval of release of non-public portfolio holdings or trading information will be conditioned on the obligation of the recipient to maintain the confidentiality of the information including an obligation not to trade on non-public information. Neither AXA Equitable nor its investment adviser, AllianceBernstein L.P., discloses non-public portfolio holdings or portfolio trade information of any Separate Account to the media.

In addition, with the approval of our investment officers, non-public portfolio holdings information may be provided as part of the legitimate business activities of each Separate Account to the following service providers and other organizations: auditors; the custodian; the accounting service provider, the administrator; the transfer agent; counsel to the Separate Accounts; regulatory authorities; pricing services; and financial printers. The entities to whom we or the investment advisor voluntarily provide holdings information, either by explicit agreement or by virtue of their respective duties to each Separate Account, are required to maintain the confidentiality of the information disclosed, including an obligation not to trade on non-public information. As of the date of this SAI, we have ongoing arrangements to provide non-public portfolio holdings information to the following service providers: JPMorgan Chase, State Street-Kansas City, PricewaterhouseCoopers LLP, Capital Printing Systems, Inc., and RR Donnelley. Each of these arrangements provides for ongoing disclosure of current portfolio holdings information so that the entity can provide services to the Separate Accounts. These service providers do not provide any compensation to AXA Equitable, the Separate Accounts or any affiliates in return for the disclosure of non-public portfolio holdings information.

Until particular portfolio holdings information has been released in regulatory filings or is otherwise available to contract holders and/or participants, and except with regard to the third parties described above, no such information may be provided to any party without the approval of our investment officers or the execution by such third party of an agreement containing appropriate confidentiality language which has been approved by our Legal Department. Our investment officers will monitor and review any potential conflicts of interest between the contract holders/participants and AXA Equitable and its affiliates that may arise from potential release of non-public portfolio holdings information. We will not release portfolio holdings information unless it is determined that the disclosure is in the best interest of its contract holders/participants and there is a legitimate business purpose for such disclosure. No compensation is received by AXA Equitable or its affiliates or any other person in connection with the disclosure of portfolio holdings information.

BROKERAGE FEES AND CHARGES FOR SECURITIES TRANSACTIONS

We discuss in the prospectus that we are the investment manager of the AllianceBernstein Bond, AllianceBernstein Balanced, AllianceBernstein Common Stock and AllianceBernstein Mid Cap Growth Funds. As the investment manager of these Funds, we invest and reinvest the assets of these Funds in a manner consistent with the policies described in the prospectus. In providing these services we currently use the personnel and facilities of our majority-owned subsidiary, AllianceBernstein L.P. ("AllianceBernstein"), for portfolio selection and transaction services, including arranging the execution of portfolio transactions. AllianceBernstein is also an adviser for certain portfolios in EQ Advisors Trust and AXA Premier VIP Trust. Information on brokerage fees and charges for securities transactions for the Trusts' portfolios is provided in the prospectus for each Trust.

The AllianceBernstein Bond, AllianceBernstein Balanced, AllianceBernstein Common Stock and AllianceBernstein Mid Cap Growth Funds are charged for securities brokers commissions, transfer taxes and other fees and expenses relating to their operation. Transactions in equity securities for a Fund are executed primarily through brokers which receive a commission paid by the Fund. Brokers are selected by AllianceBernstein. AllianceBernstein seeks to obtain the best price and execution of all orders placed for the portfolio of the Funds, considering all the circumstances. If transactions are executed in the over-the-counter market AllianceBernstein will deal with the principal market makers, unless more favorable prices or better execution is otherwise obtainable. There are occasions on which portfolio transactions for the Funds may be executed as part of concurrent authorizations to purchase or sell the same security for certain other accounts or clients advised by AllianceBernstein. Although these concurrent authorizations potentially can be either advantageous or disadvantageous to the Funds, they are effected only when it is believed that to do so is in the best interest of the Funds. When these concurrent authorizations occur, the objective is to allocate the executions among the accounts or clients in a fair manner.

Recently, the increasing number of low-cost automated order execution services have contributed to lower commission rates. These services, often referred to as "low touch" trading, take advantage of the electronic connectivity of market centers, eliminating the need for human intervention and thereby lowering the cost of execution. These services include: 1) direct market access (DMA) options, in which orders are placed directly with market centers, such as NASDAQ or Archipelago; 2) aggregators, which allow access to multiple markets simultaneously; and 3) algorithmic trading platforms, which use complex mathematical models to optimize trade routing and timing.

We try to choose only brokers which we believe will obtain the best prices and executions on securities transactions. Subject to this general requirement, we also consider the amount and quality of securities research services provided by a broker. Typical research services include general economic information and analyses and specific information on and analyses of companies, industries and markets. Factors we use in evaluating research services include the diversity of sources used by the broker and the broker's experience, analytical ability and professional stature.

The receipt of research services from brokers tends to reduce our expenses in managing the AllianceBernstein Bond, AllianceBernstein Balanced, AllianceBernstein Common Stock and AllianceBernstein Mid Cap Growth Funds. We take this into account when setting the expense charges. Brokers who provide research services may charge somewhat higher commissions than those who do not. However, we will select only brokers whose commissions we believe are reasonable in all the circumstances.

We periodically evaluate the services provided by brokers and prepare internal proposals for allocating among those various brokers business for all the accounts we manage or advise. That evaluation involves consideration of the overall capacity of the broker to execute transactions, its financial condition, its past performance and the value of research services provided by the broker in servicing the various accounts advised or managed by us. Generally, we do not tell brokers that we will try to allocate a particular amount of business to them. We do occasionally let brokers know how their performance has been evaluated.

Research information that we obtain may be used in servicing all clients or accounts under our management, including our general account. Similarly, we will not necessarily use all research provided by a broker or dealer with which the Funds transact business in connection with those Funds.

Transactions for the AllianceBernstein Bond, AllianceBernstein Balanced, AllianceBernstein Common Stock and AllianceBernstein Mid Cap Growth Funds in the over-the-counter market are normally executed as principal transactions with a dealer that is a principal market maker in the security, unless a better price or better execution can be obtained from another source. Under these circumstances, the Funds pay no commission. Similarly, portfolio transactions in money market and debt securities will normally be executed through dealers or underwriters under circumstances where the Fund pays no commission.

When making securities transactions for the AllianceBernstein Bond, AllianceBernstein Balanced, AllianceBernstein Common Stock and AllianceBernstein Mid Cap Growth Funds that do not involve paying a brokerage commission (such as the purchase of short-term debt securities), we seek to obtain prompt execution in an effective manner at the best price. Subject to this general objective, we may give orders to dealers or underwriters who provide investment research. None of the Funds will pay a higher price, however, and the fact that we may benefit from such research is not considered in setting the expense charges.

In addition to using brokers and dealers to execute portfolio securities transactions for clients or accounts we manage, we may enter into other types of business transactions with brokers or dealers. These other transactions will be unrelated to allocation of the Funds' portfolio transactions.


For the years ended December 31, 2007, 2006 and 2005, total brokerage commissions for Separate Account No. 10 -- Pooled were $30,630. $29,394 and $58,825, respectively; for Separate Account No. 4 -- Pooled were $441,947, $739,493 and $699,416, respectively; for Separate Account No. 3 -- Pooled were $204,085, $453,828, and $378,750, respectively; and for Separate Account No. 13 -- Pooled were $0, $0 and $0, respectively. For the fiscal year ended December 31, 2007, commissions of $1,673, $212,791 and $86,182 were paid to brokers providing research services to Separate Account No. 10 -- Pooled, Separate Account No. 4 -- Pooled and Separate Account No. 3 -- Pooled, respectively, on portfolio transactions of $124,802,474, $825,360,237 and $224,548,036, respectively.



ADDITIONAL INFORMATION ABOUT RIA

LOAN PROVISIONS

Loans to plan trustees on behalf of participants are permitted in our RIA program. It is the plan administrator's responsibility to administer the loan program.

The following are important features of the RIA loan provision:

o We will only permit loans from the guaranteed interest option. If the amount requested to be borrowed plus the loan fee and loan reserve we discuss below is more than the amount available in the guaranteed interest option for the loan transaction, the employer can move the additional amounts necessary from one or more Funds to the guaranteed interest option.

o The plan administrator determines the interest rate, the maximum term and all other terms and conditions of the loan.

o Repayment of loan principal and interest can be made only to the guaranteed interest option. The employer must identify the portion of the repayment amount which is principal and which is interest.

o Upon repayment of a loan amount, any repayment of loan princi pal and loan reserve (see below) taken from one or more Funds for loan purposes may be moved back to a Fund.

o We charge a loan fee in an amount equal to 1% of the loan prin cipal amount on the date a loan is made. The contingent withdrawal charge will be applied to any unpaid principal, as if the amount had been withdrawn on the day the principal payment was due. See "Charges and expenses" in the prospectus.

o The minimum amount of a loan for a participant is $1,000, and the maximum amount is 90% of the balances in all the investment options for a participant. An employer plan, the Code and the DOL (as described in "Tax information" in the prospectus) may impose additional conditions or restrictions on loan transactions.

o On the date a loan is made, we create a loan reserve account in the guaranteed interest option in an amount equal to 10% of the loan amount. The 10% loan reserve is intended to cover (1) the ongoing operations fee applicable to amounts borrowed, (2) the possibility of our having to deduct applicable contingent withdrawal charges (see "Charges and expenses" in the prospectus) and (3) the deduction of any other withholdings, if required. The loan amount will not earn any interest under the contracts while the loan is outstanding. The amount of the loan reserve will continue to earn interest at the guaranteed interest option rate applicable for the employer plan.

o The ongoing operations fee will apply to the sum of the invest ment option balances (including the loan reserve) plus any unpaid loan principal. If the employer plan is terminated or any amount is withdrawn, or if any withdrawal from RIA results in the reduction of the 10% loan reserve amount in the guaranteed interest option, during the time a loan is outstanding, the contingent withdrawal charge will be applied to any principal loan balances outstanding as well as to any employer plan balances (including the loan reserve) in the investment options. See "Charges and expenses" in the prospectus.


ANNUITY BENEFITS

Subject to the provisions of an employer plan, we have available under RIA the following forms of fixed annuities.

o Life annuity: An annuity which guarantees a lifetime income to the retired employee-participant ("annuitant") and ends with the last monthly payment before the annuitant's death. There is no death benefit associated with this annuity form and it provides the highest monthly amount of any of the guaranteed life annuity forms. If this form of annuity is selected, it is possible that only one payment will be made if the annuitant dies after that payment.

o Life annuity -- period certain: This annuity form guarantees a lifetime income to the annuitant and, if the annuitant dies during a previously selected minimum payment period, continuation of payments to a designated beneficiary for the balance of the period. The minimum period is usually 5, 10, 15 or 20 years.

o Life annuity -- refund certain: This annuity form guarantees a lifetime income to the annuitant and, if the annuitant dies before the initial single premium has been recovered, payments will continue to a designated beneficiary until the single premium has been recovered. If no beneficiary survives the annuitant, the refund will be paid in one lump sum to the estate.

o Period certain annuity: Instead of guaranteed lifetime income, this annuity form provides for payments to the annuitant over a specified period, usually 5, 10, 15 or 20 years, with payments continuing to the designated beneficiary for the balance of the period if the annuitant dies before the period expires.

o Qualified joint and survivor life annuity: This annuity form guarantees lifetime income to the annuitant, and, after the annuitant's death, the continuation of income to the surviving spouse. Generally, unless a married annuitant elects otherwise with the written consent of his spouse, this will be the form of annuity payment. If this form of annuity is selected, it is possible that only one payment will be made if both the annuitant and the spouse die after that payment.

All of the forms outlined above (with the exception of qualified joint and survivor life annuity) are available as either Single or Joint life annuities. We offer other forms not outlined here. Your financial professional can provide details.

AMOUNT OF FIXED-ANNUITY PAYMENTS

Our forms of a fixed annuity provide monthly payments of specified amounts. Fixed-annuity payments, once begun, will not change. The size of payments will depend on the form of annuity that is chosen, our annuity rate tables in effect when the first payment is made, and, in the case of a life income annuity, on the annuitant's age. The tables in our contracts show monthly payments for each $1,000 of proceeds applied under an annuity. If our annuity rates in effect on the annuitant's retirement date would yield a larger payment, those current rates will apply instead of the tables. Our annuity rate tables are designed to determine the amounts required for the annuity benefits elected and for administrative and investment expenses and mortality and expense risks. Under our contracts we can change the annuity rate tables every five years. Such changes would not affect annuity payments being made.


ONGOING OPERATIONS FEE

We determine the ongoing operations fee based on the combined net balances of an employer plan in all the investment options (including any outstanding loan balances) at the close of business on the last business day of each month. For employer plans that adopted RIA on or before February 9, 1986, we use the rate schedule set forth below, and apply it to the employer plan balances at the close of business on the last business day of the following month. For employer plans that adopted RIA after February 9, 1986 we use the rate schedule set forth in the prospectus. See "Charges and expenses" in the prospectus.

-------------------------------------------------
    Combined balance                Monthly
 of investment options               rate
-------------------------------------------------
First           $150,000        1/12 of 1.25%
Next            $350,000        1/12 of 1.00%
Next            $500,000        1/12 of 0.75%
Next          $1,500,000        1/12 of 0.50%
Over          $2,500,000        1/12 of 0.25%
-------------------------------------------------

MANAGEMENT FOR THE ALLIANCEBERNSTEIN BOND, ALLIANCEBERNSTEIN BALANCED, ALLIANCEBERNSTEIN COMMON STOCK AND ALLIANCEBERNSTEIN MID CAP GROWTH FUNDS AND AXA EQUITABLE



FUNDS


In the Prospectus we give information about us, the AllianceBernstein Bond, AllianceBernstein Balanced, AllianceBernstein Common Stock and AllianceBernstein Mid Cap Growth Funds and how we, together with AllianceBernstein, provide investment management for the investments and operations of these Funds. See "More information" in the prospectus. The amounts of the investment management and financial accounting fees we received from employer plans participating through registered contracts in the AllianceBernstein Balanced, AllianceBernstein Common Stock and AllianceBernstein Mid Cap Growth Funds in 2007 were $5,731, $8,277 and $4,071, respectively, 2006 were $5,872, $9,873 and $4,380, respectively; in 2005 were $6,699, $9,873 and, $4,623, respectively. The amount of such fees received under the AllianceBernstein Bond Fund in 2007, 2006 and 2005 were $0, $0 and $0, respectively.



PORTFOLIO MANAGERS' INFORMATION (ALLIANCEBERNSTEIN BOND FUND, ALLIANCEBERNSTEIN BALANCED FUND, ALLIANCEBERNSTEIN COMMON STOCK FUND AND ALLIANCEBERNSTEIN MID CAP GROWTH FUND)

The tables and discussion below provide information with respect to the portfolio managers who are primarily responsible for the day-to-day management of each Fund.


------------------------------------------------------------------------------------------------------------------------------------
                              AllianceBernstein Bond Fund, Separate Account No. 13 ("Fund")
                                           AllianceBernstein L.P. ("Adviser")
                                           Information as of December 31, 2007
------------------------------------------------------------------------------------------------------------------------------------
(a)(1) Portfolio manager(s) of the        (a)(2) For each person identified in column (a)(1), the number of other
Adviser named in the prospectus           accounts of the Adviser managed by the person within each category below and the total assets in the accounts managed within each cat-
                                          egory below
                                          ------------------------------------------------------------------------------------------
                                                              Registered Invest-  Other Pooled Invest-   Other Accounts
                                                              ment Companies      ment Vehicles
                                          ------------------------------------------------------------------------------------------
                                                              Number     Total    Number     Total       Number     Total
                                                              of         Assets   of         Assets      of         Assets
                                                              Accounts   ($MM)    Accounts   ($MM)       Accounts   ($MM)
------------------------------------------------------------------------------------------------------------------------------------
Alison Martier                                                       6   12,663          7      306           221   10,942
------------------------------------------------------------------------------------------------------------------------------------
Greg Wilensky                                                       20   17,124         31    6,263         1,092   15,901
------------------------------------------------------------------------------------------------------------------------------------
Shawn Keegan                                                         7   12,762         16      954           234   11,977
------------------------------------------------------------------------------------------------------------------------------------
Joran Laird                                                          6   12,663          7      306           221   10,942
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                              AllianceBernstein Bond Fund, Separate Account No. 13 ("Fund")
                                           AllianceBernstein L.P. ("Adviser")
                                           Information as of December 31, 2007
------------------------------------------------------------------------------------------------------------------------------------
(a)(1) Portfolio manager(s) of the        (a)(3) For each of the categories in column (a)(2), the number of
Adviser named in the prospectus           accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
                                          ------------------------------------------------------------------------------------------
                                          Registered Invest-  Other Pooled Invest-  Other Accounts
                                          ment Companies      ment Vehicles
                                          ------------------------------------------------------------------------------------------
                                          Number     Total    Number     Total      Number     Total
                                          of         Assets   of         Assets     of         Assets
                                          Accounts   ($MM)    Accounts   ($MM)      Accounts   ($MM)
------------------------------------------------------------------------------------------------------------------------------------
Alison Martier                                 N/A      N/A        N/A      N/A            4      563
------------------------------------------------------------------------------------------------------------------------------------
Greg Wilensky                                    1       20          3      479           10    1,271
------------------------------------------------------------------------------------------------------------------------------------
Shawn Keegan                                     1       20          1      229            6      689
------------------------------------------------------------------------------------------------------------------------------------
Joran Laird                                    N/A      N/A        N/A      N/A            4      563
------------------------------------------------------------------------------------------------------------------------------------

Note:    $MM means millions

For a description of any material conflicts, please see "Investment professional conflict of interest" later in the SAI.

For compensation information, please see "AllianceBernstein's compensation program" later in the SAI.

Ownership of Securities of AXA's insurance products for which the Fund serves as an investment option (Retirement Investment Account, Members Retirement Program and American Dental Association):


------------------------------------------------------------------------------------------------------------------------------------
                                           $10,001-    $50,001-    $100,001-    $500,001 -    over
 Portfolio Manager   None    $1-$10,000    $50,000     $100,000    $500,000     $1,000,000    $1,000,000
------------------------------------------------------------------------------------------------------------------------------------
Alison Martier       X*
------------------------------------------------------------------------------------------------------------------------------------
Shawn Keegan         X
------------------------------------------------------------------------------------------------------------------------------------
Joran Laird          X
------------------------------------------------------------------------------------------------------------------------------------
Greg Wilensky        X
------------------------------------------------------------------------------------------------------------------------------------


* Shares owned by Alison Martier in the Equity and Mid Cap Growth funds are as of 12/31/07. While there are no insurance products ownership to report, Ms. Martier participates in the AXA Equitable Savings and Investment Plan and owns shares as follows:
     o    (TPOW) Equity Fund: 6760.433 shares
     o    (TPOX) Mid Cap Growth Fund: 7539.304 shares


Shawn Keegan, Greg Wilensky and Joran Laird have no ownership shares to report.

Alison M. Martier -- Senior Vice President and Senior Portfolio Manager

Ms. Martier is a Senior Portfolio Manager and a member of the US Core Fixed Income Portfolio Management Team and Rates & Currencies Research Review Team. She also serves as Director of the Fixed Income Senior Portfolio Manager Team. Prior to assuming her current role, Ms Martier served as Director of our US Core Fixed Income service from 2002 to 2007. Ms. Martier joined the firm in 1993 from Equitable Capital. She joined Equitable as a trader in 1979 and has been a portfolio manager since 1983. Ms. Martier holds a BA from Northwestern University and an MBA from New York University's Graduate School of Business Administration. CFA Charterholder. Location: New York

Greg Wilensky -- Senior Vice President and Portfolio Manager -- US Core and Diversified Yield

Mr. Wilensky is a member of the US Core, Diversifed Yield and Liquid Markets teams and also manages US Inflation-Linked Securities portfolios. In addition, Mr. Wilensky has been responsible for the firm's stable value business since 1998. Prior to joining AllianceBernstein as a portfolio manager in 1996, Mr. Wilensky was a treasury manager in the corporate finance group at AT&T Corp. He earned a BS in Business Administration from Washington University and an MBA from the University of Chicago. Member of the New York Society of Security Analysts. CFA Charterholder. Location: New York

Shawn Keegan -- Vice President and Portfolio Manager

Mr. Keegan is the investment-grade credit specialist for AllianceBernstein's US Core, Core Plus and Low Duration strategies. He joined the firm in 1993 as a portfolio assistant. He spent a year at Aladdin Capital as a trader before joining the US Core Fixed Income Team in early 2001. He holds a BS in Finance from Siena College. Location: New York

Joran Laird -- Vice President and Portfolio Manager

Mr. Laird has recently joined the US Core team from the New Zealand office where he was responsible for management of cash portfolios, quantitative trading and contributing to the overall fixed interest strategy. Prior to joining the firm in 2000, Mr. Laird served as a treasury dealer and senior market risk analyst. He holds both a Bachelors Degree of Commerce and a Masters Degree of Commerce in Economics from the University of Canterbury. CFA Charterholder. Location: New York





------------------------------------------------------------------------------------------------------------------------------------
                                 AllianceBernstein Balanced Fund, Separate Account No. 10 ("Fund")
                                                  AllianceBernstein L.P. ("Adviser")
                                                Information as of December 31, 2007
------------------------------------------------------------------------------------------------------------------------------------
(a)(1) Portfolio manager(s) of the        (a)(2) For each person identified in column (a)(1), the number of other
Adviser named in the prospectus           accounts of the Adviser managed by the person within each category below and the total assets in the accounts managed within each cat-
                                          egory below
                                          ------------------------------------------------------------------------------------------
                                          Registered Invest-  Other Pooled Invest- Other Accounts
                                          ment Companies      ment Vehicles
                                          ------------------------------------------------------------------------------------------
                                          Number     Total    Number     Total     Number     Total
                                          of         Assets   of         Assets    of         Assets
                                          Accounts   ($MM)    Accounts   ($MM)     Accounts   ($MM)
------------------------------------------------------------------------------------------------------------------------------------
Alison Martier                               6   12,663          7       306        221   10,940
------------------------------------------------------------------------------------------------------------------------------------
Joshua Lisser                               46   53,542         43    21,195        338   80,173
------------------------------------------------------------------------------------------------------------------------------------
Greg Wilensky                               20   17,124         31     6,263      1,092   15,899
------------------------------------------------------------------------------------------------------------------------------------
Shawn Keegan                                 7   12,762         16       954        234   11,975
------------------------------------------------------------------------------------------------------------------------------------
Joran Laird                                  6   12,663          7       306        221   10,940
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                 AllianceBernstein Balanced Fund, Separate Account No. 10 ("Fund")
                                                  AllianceBernstein L.P. ("Adviser")
                                                Information as of December 31, 2007
------------------------------------------------------------------------------------------------------------------------------------
(a)(1) Portfolio manager(s) of the        (a)(3) For each of the categories in column (a)(2), the number of
Adviser named in the prospectus           accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
                                          ------------------------------------------------------------------------------------------
                                          Registered Invest-  Other Pooled Invest-   Other Accounts
                                          ment Companies      ment Vehicles
                                          ------------------------------------------------------------------------------------------
                                          Number     Total    Number     Total       Number     Total
                                          of         Assets   of         Assets      of         Assets
                                          Accounts   ($MM)    Accounts   ($MM)       Accounts   ($MM)
------------------------------------------------------------------------------------------------------------------------------------
Alison Martier                             N/A      N/A        N/A      N/A             4         563
------------------------------------------------------------------------------------------------------------------------------------
Joshua Lisser                              N/A      N/A          1      862            55      14,052
------------------------------------------------------------------------------------------------------------------------------------
Greg Wilensky                                1       20          3      479            10       1,271
------------------------------------------------------------------------------------------------------------------------------------
Shawn Keegan                                 1       20          1      229             6         689
------------------------------------------------------------------------------------------------------------------------------------
Joran Laird                                N/A      N/A        N/A      N/A             4         563
------------------------------------------------------------------------------------------------------------------------------------

Note: $MM means millions

For a description of any material conflicts, please see "Investment professional conflict of interest" later in the SAI.

For compensation information, please see "AllianceBernstein's compensation program" later in the SAI.

Ownership of Securities of AXA's insurance products for which the Fund serves as an investment option (Retirement Investment Account and Members Retirement Program):


------------------------------------------------------------------------------------------------------------------------------------
                                            $10,001-    $50,001-    $100,001-    $500,001 -    over
 Portfolio Manager    None    $1-$10,000    $50,000     $100,000    $500,000     $1,000,000    $1,000,000
------------------------------------------------------------------------------------------------------------------------------------
Alison Martier        X*
------------------------------------------------------------------------------------------------------------------------------------
Joshua Lisser         X
------------------------------------------------------------------------------------------------------------------------------------
Shawn Keegan          X
------------------------------------------------------------------------------------------------------------------------------------
Joran Laird           X
------------------------------------------------------------------------------------------------------------------------------------
Greg Wilensky         X
------------------------------------------------------------------------------------------------------------------------------------



* Shares owned by Alison Martier in the Equity and the Mid Cap Growth funds are as of December 31, 2006. While there are no insurance products ownership to report, Ms. Mar tier participates in AXA Equitable Savings and Investment Plan and owns shares, pursuant to her prior employment at AXA, as follows:

     o (TPOW) Equity Fund:              6760.433 shares
     o (TPOX) Mid Cap Growth Fund:      7539.304 shares

Joshua Lisser, Shawn Keegan, Greg Wilensky and Joran Laird have no ownership shares to report.

AllianceBernstein Balanced Fund, Separate Account No. 10 ("Fund") is managed by the following team members:

Alison M. Martier -- Senior Vice President and Senior Portfolio Manager

Ms. Martier is a Senior Portfolio Manager and a member of the US Core Fixed Income Portfolio Management Team and Rates & Currencies Research Review Team. She also serves as Director of the Fixed Income Senior Portfolio Manager Team. Prior to assuming her current role, Ms Martier served as Director of our US Core Fixed Income service from 2002 to 2007. Ms. Martier joined the firm in 1993 from Equitable Capital. She joined Equitable as a trader in 1979 and has been a portfolio manager since 1983. Ms. Martier holds a BA from Northwestern University and an MBA from New York University's Graduate School of Business Administration. CFA Charterholder. Location: New York

Joshua B. Lisser -- Senior Vice President and Chief Investment Officer -- Structured Equities

Mr. Lisser is a member of the Blend Strategies team. He joined Alliance Capital in 1992 as a portfolio manager in the index strategies group and developed the international and global risk controlled equity services. Prior to joining Alliance Capital, Mr. Lisser was with Equitable Capital specializing in derivative investment strategies. Mr. Lisser received a BA from the State University of New York at Binghamton, where he was elected a member of Phi Beta Kappa, and an MBA from New York University. Location: New York.

Seth Masters -- Executive Vice President and Chief Investment Officer -- Blend Strategies

Mr. Masters has been Executive Vice President and CIO -- Blend Strategies since 2002. In this role, he has launched an array of style blend strategies, drawing on AllianceBernstein's growth and value capabilities, as well as asset-blend strategies such as Wealth Strategies and Retirement Strategies, which draw on our firm's fixed-income capabilities and asset-allocation expertise as well. He has also been responsible for forging the firm's position within the core equity market and overseeing research on liability-driven investing, portable alpha, and risk mitigation strategies. Mr. Masters serves on AllianceBernstein's Management Executive Committee, a group of key senior professionals responsible for managing the firm, enacting key strategic initiatives and allocating resources. Between 1994 and 2002, Mr. Masters was Chief Investment Officer for Emerging Market Value Equities. He joined Bernstein in 1991 as a research analyst covering banks, insurance companies, and other financial firms. Over the years, Mr. Masters has published numerous articles, including "Is There a Better Way to Rebalance?," "Emerging Markets:
Managing the Impact of High Costs," "After the Fall: The Case for Emerging Markets Revisited" and "The Problem with Emerging Markets Indexes," which appeared in The Journal of Portfolio Management in 2003, 2002, 1999 and 1998, respectively. Prior to Bernstein, Mr. Masters worked as a senior associate at Booz, Allen & Hamilton from 1986 to 1990 and taught economics in China from 1983 to 1985. He earned a BA from Princeton University and an MPhil in economics from Oxford University. Location: New York. ]

Thomas J. Fontaine --Senior Vice President, Senior Portfolio Manager, and Director of Research -- Blend Strategies

Mr. Fontaine is a senior portfolio manager and director of research for the Blend Strategies team. Prior to his current role, Mr. Fontaine was a senior quantitative analyst responsible for the research and development of the US Structured Equity products, as well as the design of the firm's global equity portfolio analytics systems. Previous to joining the firm in 1999, Mr. Fontaine was a quantitative analyst at Tudor Investment Corporation, where he designed automated futures trading systems. Mr. Fontaine earned a BS, cum laude, in both Mathematics and Computer Science from the University of Wisconsin-Madison in 1988 and a Ph.D. in Computer Science from the University of Pennsylvania in 1993. He has earned the Global Association of Risk Professionals Financial Risk Manager certification. CFA Charterholder. Location: New York

Christopher Nikolich -- Senior Vice President and Senior Portfolio Manager --Blend Strategies

Mr. Nikolich is a senior vice president and senior portfolio manager on the Blend Strategies team and has been with the firm since 1994. Just prior to his current role, Mr. Nikolich was a portfolio manager in the index strategies group where he managed risk controlled equity services, a role he retains. Mr. Nikolich has an MBA in Finance and International Business from New York University and a BA in Finance from Rider University. Location: New York

Shawn Keegan -- Vice President and Portfolio Manager

Mr. Keegan is the investment-grade credit specialist for AllianceBernstein's US Core, Core Plus and Low Duration strategies. He joined the firm in 1993 as a portfolio assistant. He spent a year at Aladdin Capital as a trader before joining the US Core Fixed Income Team in early 2001. He holds a BS in Finance from Siena College. Location: New York

Greg Wilensky -- Senior Vice President and Portfolio Manager --US Core and Diversified Yield

Mr. Wilensky is a member of the US Core, Diversifed Yield and Liquid Markets teams and also manages US Inflation-Linked Securities portfolios. In addition, Mr. Wilensky has been responsible for the firm's stable value business since 1998. Prior to joining AllianceBernstein as a portfolio manager in 1996, Mr. Wilensky was a treasury manager in the corporate finance group at AT&T Corp. He earned a BS in Business Administration from Washington University and an MBA from the University of Chicago. Member of the New York Society of Security Analysts. CFA Charterholder. Location: New York

Joran Laird --Vice President and Portfolio Manager

Mr. Laird has recently joined the US Core team from the New Zealand office where he was responsible for management of cash portfolios, quantitative trading and contributing to the overall fixed interest strategy. Prior to joining the firm in 2000, Mr. Laird served as a treasury dealer and senior market risk analyst. He holds both a Bachelors Degree of Commerce and a Masters Degree of Commerce in Economics from the University of Canterbury. CFA Charterholder. Location: New York



------------------------------------------------------------------------------------------------------------------------------------
                              AllianceBernstein Common Stock Fund, Separate Account No. 4 ("Fund")
                                               AllianceBernstein L.P. ("Adviser")
                                              Information as of December 31, 2007
------------------------------------------------------------------------------------------------------------------------------------
(a)(1) Portfolio manager(s) of the        (a)(2) For each person identified in column (a)(1), the number of other
Adviser named in the prospectus           accounts of the Adviser managed by the person within each category below and the total assets in the accounts managed within each cat-
                                          egory below
                                          ------------------------------------------------------------------------------------------
                                          Registered Invest-   Other Pooled Invest-   Other Accounts
                                          ment Companies       ment Vehicles
                                          ------------------------------------------------------------------------------------------
                                          Number     Total     Number     Total       Number     Total
                                          of         Assets    of         Assets      of         Assets
                                          Accounts   ($MM)     Accounts   ($MM)       Accounts   ($MM)
------------------------------------------------------------------------------------------------------------------------------------
Alan Levi                                        3    1,531          5      594            23    1,378
------------------------------------------------------------------------------------------------------------------------------------
Jack Plym                                        3    1,531          5      594            23    1,378
------------------------------------------------------------------------------------------------------------------------------------
Robert Ginsberg                                  3    1,531          5      594            23    1,378
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
(a)(1) Portfolio manager(s) of the        (a)(3) For each of the categories in column (a)(2), the number of
Adviser named in the prospectus           accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
                                          ------------------------------------------------------------------------------------------
                                          Registered Invest-     Other Pooled Invest-     Other Accounts
                                          ment Companies         ment Vehicles
                                          ------------------------------------------------------------------------------------------
                                          Number                 Number                   Number
                                          of          Total      of          Total        of         Total
                                          Accounts   Assets      Accounts   Assets        Accounts  Assets
------------------------------------------------------------------------------------------------------------------------------------
Alan Levi                                        2    4,125             N/A      N/A            N/A     N/A
------------------------------------------------------------------------------------------------------------------------------------
Jack Plym                                        2    4,125             N/A      N/A            N/A     N/A
------------------------------------------------------------------------------------------------------------------------------------
Robert Ginsberg                                  2    4,125             N/A      N/A            N/A     N/A
------------------------------------------------------------------------------------------------------------------------------------

Note:    $ MM means millions

For a description of any material conflicts, please see "Investment professional conflict of interest" later in the SAI.

For compensation information, please see "AllianceBernstein's compensation program" later in the SAI.

Ownership of Securities of AXA's insurance products for which the Fund serves as an investment option (Retirement Investment Account, Members Retirement Program and American Dental Association):


------------------------------------------------------------------------------------------------------------------------------------
                                          $10,001-    $50,001-    $100,001-    $500,001 -    over
 Portfolio Manager   None    $1-$10,000   $50,000     $100,000    $500,000     $1,000,000    $1,000,000
------------------------------------------------------------------------------------------------------------------------------------
Alan Levi            X
------------------------------------------------------------------------------------------------------------------------------------
Robert Ginsberg      X
------------------------------------------------------------------------------------------------------------------------------------
Jack Plym            X
------------------------------------------------------------------------------------------------------------------------------------


The management of and investment decisions for the Fund's portfolio are made by AllianceBernstein's US Growth Team, which is responsible for management of all of AllianceBernstein's US Growth accounts. The US Growth Team relies heavily on the fundamental analysis and research of the AllianceBernstein's large internal research staff. While all members of the team work jointly to determine the investment strategy, including security selection, Mr. Alan Levi, a member of the AllianceBernstein's US Growth Team, is responsible for day-to-day management of and has oversight and order placement responsibilities for the Fund's portfolio.


Alan E. Levi -- Senior Vice President and Team Leader

Mr. Levi is the team leader of the US Disciplined Growth and US Growth teams. He joined AllianceBernstein in 1973 as a research analyst and served as director of US equity research from 1990-1995. Mr. Levi joined the US Disciplined Growth team as a portfolio manager in 1995, served as co-team leader from 2002-2003 and became the team leader in 2004. He became a US Growth portfolio manager in 1999 and became the team leader in 2002. Mr. Levi is a past director and treasurer of the Bank and Financial Analysts Association and served as a director of the New York Society of Security Analysts between 1992-1994. He received his B.A. from Johns Hopkins and an M.B.A. from the University of Chicago. Location: New York

Robert H. Ginsberg -- Senior Vice President and Portfolio Manager

Mr. Ginsberg is a member of the US Disciplined Growth and US Growth teams. He joined Alliance Capital in 1995 as a member of the firm's training program, where he held various positions in the performance, operations and equity trading departments. Mr. Ginsberg joined the US Disciplined Growth team in 1996 and the US Growth team in 2003. He received a BA in Economics from the University of Buffalo and his MBA in Finance from Fordham University's School of Business. Location: New York

Jack E. Plym -- Senior Vice President and Portfolio Manager

Mr. Plym is a member the US Disciplined Growth and US Growth teams. He joined Alliance Capital in 1994 as a research analyst covering property & casualty insurance, life insurance, specialty insurers, brokerage & money management industries. In 2000, Mr. Plym became member of the US Disciplined Growth team, and joined the US Growth team in 2003. He was previously employed as a vice president of equity research at Wood, Struthers & Winthrop for four years. Mr. Plym received a BA from Yale University and an MBA from Harvard University. CFA Charterholder. Location: New York





------------------------------------------------------------------------------------------------------------------------------------
                         AllianceBernstein Mid Cap Growth Fund, Separate Account No. 3 ("Fund")
                                           AllianceBernstein L.P. ("Adviser")
                                           Information as of December 31, 2007
------------------------------------------------------------------------------------------------------------------------------------
(a)(1) Portfolio manager(s) of the        (a)(2) For each person identified in column (a)(1), the number of other
Adviser named in the Fund pro-            accounts of the Adviser managed by the person within each category
spectus                                   below and the total assets in the accounts managed within each cat-
                                          egory below
                                          ------------------------------------------------------------------------------------------
                                          Registered Invest-      Other Pooled Invest-    Other Accounts
                                          ment Companies          ment Vehicles
                                          ------------------------------------------------------------------------------------------
                                          Number      Total       Number     Total        Number        Total
                                          of          Assets      of         Assets       of            Assets
                                          Accounts    ($MM)       Accounts   ($MM)        Accounts      ($MM)
------------------------------------------------------------------------------------------------------------------------------------
Catherine Wood                                   6    6,510            37    7,256            352         4,181
(AllianceBernstein L.P. and
Separately Managed
Accounts)
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                         AllianceBernstein Mid Cap Growth Fund, Separate Account No. 3 ("Fund")
                                           AllianceBernstein L.P. ("Adviser")
                                           Information as of December 31, 2007
------------------------------------------------------------------------------------------------------------------------------------
(a)(1) Portfolio manager(s) of the        (a)(3) For each of the categor ies in column (a)(2), the
Adviser named in the Fund pro-            number of account ts and the total assets in the account ts
spectus                                   with respec ct to which the advisor y fee is based on the
                                          perform mance of the account
                                          ------------------------------------------------------------------------------------------
                                          Registered Invest-      Other Pooled Invest-
                                          ment Companies          ment Vehicles           Other Accounts
                                          ------------------------------------------------------------------------------------------
                                          Number      Total       Number     Total        Number        Total
                                          of          Assets      of         Assets       of            Assets
                                          Accounts                Accounts                Accounts
------------------------------------------------------------------------------------------------------------------------------------
Catherine Wood                                   2         4,125         N/A         N/A         N/A          N/A
(AllianceBernstein L.P. and
Separately Managed
Accounts)
------------------------------------------------------------------------------------------------------------------------------------

Note:    $MM means millions


*  includes wrap fee accounts at the sponsor level


For a description of any material conflicts, please see "Investment professional conflict of interest" later in the SAI.

For compensation information, please see "AllianceBernstein's compensation program" later in the SAI.

Ownership of Securities of AXA's insurance products for which the Fund serves as an investment option (Retirement Investment Account, Members Retirement Program and American Dental Association):


------------------------------------------------------------------------------------------------------------------------------------
                                          $10,001-    $50,001-    $100,001-    $500,001 -    over
 Portfolio Manager   None    $1-$10,000   $50,000     $100,000    $500,000     $1,000,000    $1,000,000
------------------------------------------------------------------------------------------------------------------------------------
Catherine Wood       X
------------------------------------------------------------------------------------------------------------------------------------



The management of and investment decisions for the Fund's portfolio are made by Ms. Catherine Wood. Ms. Wood relies heavily on the fundamental research efforts of the firm's extensive internal research staff, including the Global Research Department, Research for Strategic Change team and Research on Early Stage Growth team.

Catherine Wood -- Senior Vice President, US Mid Cap Growth Team Leader and Chief Investment Officer -- US Strategic Research

Ms. Wood is also the Chief Investment Officer of AllianceBernstein's Regent Investor Services. Ms. Wood joined Alliance Capital in 2001 from Tupelo Capital Management, where she was a General Partner, co-managing global equity-oriented portfolios. Prior to that, Ms. Wood worked for 18 years with Jennison Associates as a Director and Portfolio Manager, Equity Research Analyst and Chief Economist. As a portfolio manager with Jennison, she invested in both US and international securities. Ms. Wood's experience in research ranges from media, telecommunications and emerging technologies to business services, consumer non-durables and basic industries. She started her career as an assistant economist at Capital Research from 1977 to 1980. She received her B.S., summa cum laude, from the University of Southern California. Location:
New York

INVESTMENT PROFESSIONAL CONFLICT OF INTEREST DISCLOSURE

As an investment adviser and fiduciary, the Adviser owes its clients and shareholders an undivided duty of loyalty. We recognize that conflicts of interest are inherent in our business and accordingly have developed policies and procedures (including oversight monitoring) reasonably designed to detect, manage and mitigate the effects of actual or potential conflicts of interest in the area of employee personal trading, managing multiple accounts for multiple clients, including AllianceBernstein Mutual Funds, and allocating investment opportunities. Investment professionals, including portfolio managers and research analysts, are subject to the above-mentioned policies and oversight monitoring to ensure that all clients are treated equitably. We place the interests of our clients first and expect all of our employees to meet their fiduciary duties.


EMPLOYEE PERSONAL TRADING

The Adviser has adopted a Code of Business Conduct and Ethics that is designed to detect and prevent conflicts of interest when investment professionals and other personnel of the Adviser own, buy or sell secu rities which may be owned by, or bought or sold for, clients. Personal securities transactions by an employee may raise a potential conflict of interest when an employee owns or trades in a security that is owned or considered for purchase or sale by a client, or recommended for purchase or sale by an employee to a client. Subject to the reporting requirements and other limitations of its Code of Business Conduct and Ethics, the Adviser permits its employees to engage in personal securities transactions, and also allows them to acquire investments in the AllianceBernstein Mutual Funds through direct purchase and/or notionally in connection with deferred incentive compensation awards. The Adviser's Code of Ethics and Business Conduct requires disclosure of all personal accounts and maintenance of brokerage accounts with designated broker-dealers approved by the Adviser. The Code also requires preclearance of all securities transactions (except transactions in open-end mutual funds) and imposes a one-year holding period for securities purchased by employees to discourage short-term trading.


MANAGING MULTIPLE ACCOUNTS FOR MULTIPLE CLIENTS

The Adviser has compliance policies and oversight monitoring in place to address conflicts of interest relating to the management of multiple accounts for multiple clients. Conflicts of interest may arise when an investment professional has responsibilities for the investments of more than one account because the investment professional may be unable to devote equal time and attention to each account. The investment professional or investment professional teams for each client may have responsibilities for managing all or a portion of the investments of multiple accounts with a common investment strategy, including other registered investment companies, unregistered investment vehicles, such as hedge funds, pension plans, separate accounts, collective trusts and charitable foundations. Among other things, the Adviser's policies and procedures provide for the prompt dissemination to investment professionals of initial or changed investment recommendations by analysts so that investment professionals are better able to develop investment strategies for all accounts they manage. In addition, investment decisions by investment professionals are reviewed for the purpose of maintaining uniformity among similar accounts and ensuring that accounts are treated equitably. No investment professional that manages client accounts carrying performance fees is compensated directly or specifically for the performance of those accounts. Investment professional compensation reflects a broad contribution in multiple dimensions to long-term investment success for our clients and is not tied specifically to the performance of any particular client's account, nor is it directly tied to the level or change in level of assets under management.


ALLOCATING INVESTMENT OPPORTUNITIES

The Adviser has policies and procedures intended to address conflicts of interest relating to the allocation of investment opportunities. These policies and procedures are designed to ensure that information relevant to investment decisions is disseminated promptly within its portfolio management teams and investment opportunities are allocated equitably among different clients. The investment professionals at the Adviser routinely are required to select and allocate investment opportunities among accounts. Portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar accounts, which minimizes the potential for conflicts of interest relating to the allocation of investment opportunities. Nevertheless, investment opportunities may be allocated differently among accounts due to the particular characteristics of an account, such as size of the account, cash position, tax status, risk tolerance and investment restrictions or for other reasons.

The Adviser's procedures are also designed to prevent potential conflicts of interest that may arise when the Adviser has a particular financial incentive, such as a performance-based management fee, relating to an account. An investment professional may perceive that he or she has an incentive to devote more time to developing and analyzing investment strategies and opportunities or allocating securities preferentially to accounts for which the Adviser could share in investment gains.

To address these conflicts of interest, the Adviser's policies and procedures require, among other things, the prompt dissemination to investment professionals of any initial or changed investment recommendations by analysts; the aggregation of orders to facilitate best execution for all accounts; price averaging for all aggregated orders; objective allocation for limited investment opportunities (e.g., on a rotational basis) to ensure fair and equitable allocation among accounts; and limitations on short sales of securities. These procedures also require documentation and review of justifications for any decisions to make investments only for select accounts or in a manner disproportionate to the size of the account.


PORTFOLIO MANAGER COMPENSATION

The Adviser's compensation program for investment professionals is designed to be competitive and effective in order to attract and retain the highest caliber employees. The compensation program for investment professionals is designed to reflect their ability to generate long-term investment success for our clients, including shareholders of the

AllianceBernstein Mutual Funds. Investment professionals do not receive any direct compensation based upon the investment returns of any individual client account, nor is compensation tied directly to the level or change in level of assets under management. Investment professionals' annual compensation is comprised of the following:

(i) Fixed base salary: This is generally the smallest portion of compensation. The base salary is a relatively low, fixed salary within a similar range for all investment professionals. The base salary is determined at the outset of employment based on level of experience, does not change significantly from year-to-year and hence, is not particularly sensitive to performance.

(ii) Discretionary incentive compensation in the form of an annual cash bonus:
The Adviser's overall profitability determines the total amount of incentive compensation available to investment professionals. This portion of compensation is determined subjectively based on qualitative and quantitative factors. In evaluating this component of an investment professional's compensation, the Adviser considers the contribution to his/her team or discipline as it relates to that team's overall contribution to the long-term investment success, business results and strategy of the Adviser. Quantitative factors considered include, among other things, relative investment performance (e.g., by comparison to competitor or peer group funds or similar styles of investments, and appropriate, broad-based or specific market indices), and consistency of performance. There are no specific formulas used to determine this part of an investment professional's compensation and the compensation is not tied to any pre-determined or specified level of performance. The Adviser also considers qualitative factors such as the complexity and risk of investment strategies involved in the style or type of assets managed by the investment professional; success of marketing/business development efforts and client servicing; seniority/ length of service with the firm; management and supervisory responsibilities; and fulfillment of the Adviser's leadership criteria.

(iii) Discretionary incentive compensation in the form of awards under the Adviser's Partners Compensation Plan ("deferred awards"): The Adviser's overall profitability determines the total amount of deferred awards available to investment professionals. The deferred awards are allocated among investment professionals based on criteria similar to those used to determine the annual cash bonus. There is no fixed formula for determining these amounts. Deferred awards, for which there are various investment options, vest over a four-year period and are generally forfeited if the employee resigns or the Adviser terminates his/her employment. Investment options under the deferred awards plan include many of the same AllianceBernstein Mutual Funds offered to mutual fund investors, thereby creating a close alignment between the financial interests of the investment professionals and those of the Adviser's clients and mutual fund shareholders with respect to the performance of those mutual funds. The Adviser also permits deferred award recipients to allocate up to 50% of their award to investments in the Adviser's publicly traded equity securities.



CONTRIBUTIONS UNDER ALLIANCEBERNSTEIN'S PROFIT SHARING/401(K) PLAN


The contributions are based on AllianceBernstein's overall profitability. The amount and allocation of the contributions are determined at the sole discretion of AllianceBernstein.


DISTRIBUTION OF THE CONTRACTS


Pursuant to a Distribution and Servicing Agreement between AXA Advisors, AXA Equitable, and certain of AXA Equitable's separate accounts, AXA Equitable paid AXA Advisors a fee of $325,380 for each of the years 2007, 2006 and 2005. AXA Equitable paid AXA Advisors as the distributor of certain contracts, including these contracts, and as the principal underwriter of several AXA Equitable separate accounts $731,920,627 in 2007, $672,531,658 in 2006 and $588,734,659
in 2005. Of these amounts, AXA Advisors retained $386,036,299, $339,484,801 and $293,075,553, respectively.



CUSTODIAN AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

JPMorgan Chase Bank, N.A. is the custodian for the shares of the Trusts owned by Separate Account Nos. 3, 4, 10 and 13. There is no custodian for the shares of the Trusts owned by Separate Account No. 66.


The financial statements of each Separate Account at December 31, 2007 and for each of the two years in the period ended December 31, 2007, and the consolidated financial statements of AXA Equitable at December 31, 2007 and 2006 and for each of the three years in the period ended December 31, 2007 are included in this SAI in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

The consolidated financial statements of AXA Equitable for the year ended December 31, 2005 are also included in this SAI in reliance on the reports of KPMG LLP, an independent registered public accounting firm, on (i) the Consolidated Statements of Income, Changes in Partners' Capital and Comprehensive Income, and Cash Flows of AllianceBernstein L.P. and (ii) the Statements of Income, Changes in Partners' Capital and Comprehensive Income, and Cash Flows of AllianceBernstein Holding L.P. (together "AllianceBernstein", formerly "Alliance") for the year ended December 31, 2005. The reports are given on the authority of said firm as experts in auditing and accounting.

KPMG LLP was AllianceBernstein's independent registered public accounting firm for the year ended December 31, 2005. On March 8, 2006, KPMG LLP was terminated, and PricewaterhouseCoopers LLP was appointed as AllianceBernstein's independent registered public accounting firm, as disclosed on AXA Equitable's Report on Form 8-K filed on March 13, 2006. AllianceBernstein Corporation, an indirect wholly owned subsidiary of AXA Equitable, is the general partner of both AllianceBernstein L.P. and AllianceBernstein Holding L.P.


PricewaterhouseCoopers LLP provides independent audit services and certain other non-audit services to AXA Equitable as permitted by the applicable SEC independence rules, and as disclosed in AXA Equitable's Form 10-K. PricewaterhouseCoopers LLP's address is 300 Madison Avenue, New York, New York 10017.

AXA EQUITABLE

We are managed by a Board of Directors which is elected by our shareholder(s). Our directors and certain of our executive officers and their principal occupations are as follows. Unless otherwise indicated, the following persons have been involved in the management of AXA Equitable and/or its affiliates in various executive positions during the last five years.




DIRECTORS

------------------------------------------------------------------------------------------------------------------------------------
 Name and Principal Business Address   Business Experience Within Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
Henri de Castries                      Director, MONY Life and MONY America (since July 2004); Director of AXA Equitable (since
AXA                                    September 1993); Chairman of the Board of AXA Financial (since April 1998); Vice Chairman
25, Avenue Matignon                    (February 1996 to April 1998). Chairman of the Management Board (since May 2001) and Chief
75008 Paris, France                    Executive Officer of AXA (January 2000 to May 2002); Vice Chairman of AXA's Management Board
                                       (January 2000 to May 2001). Director or officer of various subsidiaries and affiliates of the
                                       AXA Group. Director of AllianceBernstein Corporation, the general partner of
                                       AllianceBernstein Holding and AllianceBernstein. A former Director of Donaldson, Lufkin and
                                       Jenrette ("DLJ") (July 1993 to November 2000).
------------------------------------------------------------------------------------------------------------------------------------
Denis Duverne                          Director, MONY Life and MONY America (since July 2004); Director of AXA Equitable (since
AXA                                    February 1998). Member of the AXA Management Board (since February 2003) and Chief Financial
25, Avenue Matignon                    Officer (since May 2003), prior thereto, Executive Vice President, Finance, Control and
75008 Paris, France                    Strategy, AXA (January 2000 to May 2003); prior thereto Senior Executive Vice President,
                                       International (US-UK-Benelux) AXA (January 1997 to January 2000); Member of the AXA Executive
                                       Committee (since January 2000); Director, AXA Financial (since November 2003),
                                       AllianceBernstein (since February 1996) and various AXA affiliated companies. Former Director of DLJ (February 1997 to November 2000).
------------------------------------------------------------------------------------------------------------------------------------
Mary (Nina) Henderson                  Director, MONY Life and MONY America (since July 2004); Founder of Henderson Advisory
Henderson Advisory Consulting          Consulting (since January 2001); Retired Corporate Vice President, Core Business Development
425 East 86th Street, Apt. 12-C        of Bestfoods (June 1999 to December 2000). Prior thereto, President, Bestfoods Grocery
New York, NY 10028                     (formerly CPC International, Inc.) and Vice President, Bestfoods (1997 to 2000). Director and
                                       Chairperson of the Nominating & Governance Committee and Lead Director of DelMonte Foods Co.,
                                       Director and Member of the Audit Committee of PACTIV Corporation and Royal Dutch Shell plc;
                                       Former Director, Hunt Corporation (1992 to 2002); Director, AXA Financial and AXA Equitable
                                       (since December 1996).
------------------------------------------------------------------------------------------------------------------------------------
James F. Higgins                       Director, MONY Life and MONY America (since July 2004); Director of AXA Equitable (since
Morgan Stanley                         December 2002). Senior Advisor, Morgan Stanley (since June 2000); Director/Trustee, Morgan
Harborside Financial Center            Stanley Funds (since June 2000); Director, AXA Financial (since December 2002); President and
Plaza Two, Second Floor                Chief Operating Officer -- Individual Investor Group, Morgan Stanley Dean Witter (June 1997
Jersey City, NJ 07311                  to June 2000); President and Chief Operating Officer -- Dean Witter Securities, Dean Witter
                                       Discover & Co. (1993 to May 1997); Director and Chairman of the Executive Committee,
                                       Georgetown University Board of Regents; Director, The American Ireland Fund; and a member of
                                       The American Association of Sovereign Military Order of Malta.
------------------------------------------------------------------------------------------------------------------------------------
Scott D. Miller                        Director, MONY Life and MONY America (since July 2004); Director of AXA Equitable (since
Six Sigma Academy                      September 2002). Chief Executive Officer, (since February 2005) of Six Sigma Academy. Prior
315 East Hopkins Avenue                thereto, President (May 2004 to February 2005). Prior thereto, Vice Chairman (March 2003 to
Aspen, CO 81611                        May 2004), Hyatt Hotels Corporation; President (January 2000 to March 2003); Director, AXA
                                       Financial (since September 2002); NAVTEQ (since May 2004); Director, Interval International
                                       (January 1998 to June 2003); Executive Vice President, Hyatt Development Corporation (1997 to
                                       2000); Director, Schindler Holdings, Ltd. (January 2002 to 2006).
------------------------------------------------------------------------------------------------------------------------------------
Joseph H. Moglia                       Director, MONY Life and MONY America (since July 2004); Director of AXA Equitable (since
TD Ameritrade Holding Corporation      November 2002). Chief Executive Officer, TD Ameritrade Holding Corporation (since March
4211 South 102nd Street                2001); Director, AXA Financial (since November 2002); Senior Vice President, Merrill Lynch &
Omaha, NE 68127                        Co., Inc. (1984 to March 2001).
------------------------------------------------------------------------------------------------------------------------------------
Peter J. Tobin                         Director, MONY Life and MONY America (since July 2004); Director of AXA Equitable (since
1 Briarwood Lane                       March 1999); Special Assistant to the President, St. John's University (September 2003 to
Denville, NJ 07834                     June 2005); prior thereto, Dean, Peter J. Tobin College of Business, St. John's University
                                       (August 1998 to September 2003). Director, AllianceBernstein Corporation (since May 2000);
                                       CIT Group, Inc. (May 1984 to June 2001, June 2002 to present), H. W. Wilson Co. and Junior
                                       Achievement of New York, Inc. and Member and Officer of Rock Valley Tool, LLC. Director of
                                       AXA Financial (since March 1999).
------------------------------------------------------------------------------------------------------------------------------------

DIRECTORS (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
Name and Principal Business Address    Business Experience Within Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
Bruce W. Calvert                       Director, MONY Life and MONY America (since July 2004); Director of AXA Equitable (since May
CALCAP LLC                             2001); Currently, Managing Member, CALCAP LLC (April 2007 to present). Formerly, Executive
231 Brushy Ridge Road                  Advisor to the Chief Executive Officer of AllianceBernstein Corporation (2003 to March 2007);
New Canaan, CT 06840                   Director (October 1992 to December 2004), Chairman of the Board (May 2001 to December 2004)
                                       and Chief Executive Officer (January 1999 to June 2003), AllianceBernstein Corporation; Vice
                                       Chairman (May 1993 to April 2001) and Chief Investment Officer (May 1993 to January 1999),
                                       AllianceBernstein Corporation; Director, AXA Financial (since May 2001); Former Vice Chairman of the Board of Trustees of Colgate University; Former Trustee of the Mike Wolk Heart
                                       Foundation; Member of the Investment Committee of The New York Community Trust.
------------------------------------------------------------------------------------------------------------------------------------
Charlynn Goins                         Director of AXA Financial, Inc., AXA Equitable, MONY Life and MONY America (since September
New York City Health and Hospitals     2006). Chairperson of New York City Health and Hospitals Corporation (since June 2004). Prior
Corporation                            thereto, Independent Trustee of the Mainstay Funds, c/o New York Life Insurance Company's
125 Worth Street, Suite 519            family of mutual funds (March 2001 to July 2006). Member of the Distribution Committee of The
New York, NY 10013                     New York Community Trust (since 2002); Member of the Board of Trustees of the Brooklyn Museum
                                       (since 2002); Member of the Council on Foreign Relations (since 1991).
------------------------------------------------------------------------------------------------------------------------------------
Anthony J. Hamilton                    Director of AXA Financial, Inc. (since December 1995). Director of AXA Equitable, MONY Life
AXA UK plc                             and MONY America (since May 2006). Chairman of AXA UK plc (since 1997). Prior thereto, Chief
5 Old Broad Street                     Executive Officer (1978 to October 2002) and Director (April 1978 to January 2005) of
London, England EC2N 1AD               Fox-Pitt, Kelton Group Limited. Currently, Chairman of the Investment Committee and Chairman
                                       of the Remuneration and Nomination Committee of AXA UK plc; Member of the Supervisory Board
                                       and Chairman of the Audit Committee and Member of the Compensation Committee of AXA (since
                                       1997); Director of Binley Limited (since 1994); Director of TAWA plc (since 2004); Member of the Board of Governors of Club de Golf Valderrama (since June 2006).
------------------------------------------------------------------------------------------------------------------------------------
Lorie A. Slutsky                       Director of AXA Financial, Inc., AXA Equitable, MONY Life and MONY America (since September
The New York Community Trust           2006). President of The New York Community Trust (since 1990). Prior thereto, Executive Vice
909 Third Avenue                       President of The New York Community Trust (1987 to 1990). Director and Chairperson of
New York, NY 10022                     Corporate Governance Committee and Member of Executive and Compensation Committees of
                                       AllianceBernstein Corporation (since July 2002); Director (since 1997) and Chairman of the
                                       Board (since April 2004) of BoardSource; Co-Chairperson of Panel on the Nonprofit Sector
                                       (since May 2005); Trustee of The New School University (since 1999); Chairman of the Board of
                                       Governors of the Milano School of Management & Urban Policy (The New School) (since September
                                       2003).
------------------------------------------------------------------------------------------------------------------------------------
Ezra Suleiman                          Director of AXA Financial, Inc., AXA Equitable, MONY Life and MONY America (since May 2006).
Princeton University                   Concurrently: Professor of Politics, IBM Professor of International Studies - Director,
Corwin Hall                            Program in European Studies (since September 1979) and Professor of Politics (since September
Princeton, NJ 08544                    1979) of Princeton University. Member of AXA's Supervisory Board (since April 2003);
                                       Currently, Member of AXA's Selection, Governance and Human Resources Committee and Audit
                                       Committee; Chairman of the Scientific Board of AXA Research Fund; Member of the Management
                                       Committee of Institut Montaigne; Member of the Editorial Board of Comparative Politics;
                                       Member of the Editorial Committee of La Revue des Deux Mondes and Politique Am-ricaine;
                                       Member of HEC International Advisory Board.
------------------------------------------------------------------------------------------------------------------------------------


OFFICERS -- DIRECTORS

------------------------------------------------------------------------------------------------------------------------------------
Name and Principal Business Address    Business Experience Within Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
Christopher M. Condron                 Director, Chairman of the Board, President (July 2004 to September 2005, February 2006 to
                                       present) and Chief Executive Officer, MONY Life and MONY America (since July 2004); Chairman of the Board, President (July 2004 to September 2005) and Chief Executive Officer, MONY
                                       Holdings, LLC (July 2004 to November 2007); Director, Chairman of the Board, President (May
                                       2002 to September 2005, February 2006 to present) and Chief Executive Officer, AXA Equitable
                                       (since May 2001); Director, President and Chief Executive Officer, AXA Financial (since May
                                       2001); Chairman of the Board, President (May 2001 to September 2005, February 2006 to
                                       present) and Chief Executive Officer (AXA Equitable Financial Services, LLC (since May 2001);
                                       Member of AXA's Management Board (since May 2001); Member of AXA's Executive Committee;
                                       Director (since May 2004) and President (since September 2005), AXA America Holdings, Inc.;
                                       Director, AllianceBernstein Corporation (since May 2001); Director, Chairman of the Board,
                                       President (June 2001 to September 2005, January 2006 to present) and Chief Executive Officer,
                                       AXA Life and Annuity Company (since June 2001); Director and Chairman, U.S. Financial Life
                                       Insurance Company (December 2006 to May 2007); Member of the Board, American Council of Life
                                       Insurers (since January 2007); Director, Chairman of the Compensation Committee and Member of
                                       the Audit Committee and Corporate Governance and Nominating Committee, KBW, Inc. (since
                                       January 2007); Director, Vice Chairman and Member of Financial Services Roundtable; Director,
                                       The Advest Group, Inc. (July 2004 to December 2005); Director and Treasurer, The American
                                       Ireland Fund (since 1999); Board of Trustees of The University of Scranton (1995 to 2002);
                                       Former Member of the Investment Company Institute's Board of Governors (October 2001 to
                                       2005); prior thereto, October 1997 to October 2000) and Executive Committee (1998 to 2000);
                                       Former Trustee of The University of Pittsburgh; Former Director, St. Sebastian Country Day
                                       School (1990 to June 2005); Former Director, the Massachusetts Bankers Association; President
                                       and Chief Operating Officer, Mellon Financial Corporation (1999 to 2001); Chairman and Chief
                                       Executive Officer, Dreyfus Corporation (1995 to 2001).
------------------------------------------------------------------------------------------------------------------------------------




OTHER OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
Name and Principal Business Address    Business Experience Within the Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
Leon B. Billis                         Executive Vice President and AXA Group Deputy Chief Information Officer, MONY Life and MONY
                                       America (since July 2004); Executive Vice President (since February 1998) and AXA Group
                                       Deputy Chief Information Officer (since February 2001); AXA Equitable and AXA Equitable
                                       Financial Services, LLC (since September 1999). Director, President and Chief Executive
                                       Officer, AXA Technology Services (since 2002); prior thereto, Chief Information Officer
                                       (November 1994 to February 2001). Previously held other officerships with AXA Equitable.
------------------------------------------------------------------------------------------------------------------------------------
Jennifer Blevins                       Executive Vice President, MONY Life and MONY America (since July 2004); Executive Vice
                                       President (since January 2002), AXA Equitable; Executive Vice President (since January 2002),
                                       AXA Equitable Financial Services, LLC; Director, MONY Assets Corp. (since June 2006);
                                       Director, MONY Benefits Management Corp. (since July 2004); prior thereto, Senior Vice
                                       President and Managing Director, Worldwide Human Resources, Chubb and Son, Inc. (1999 to
                                       2001); Senior Vice President and Deputy Director of Worldwide Human Resources, Chubb and Son,
                                       Inc. (1998 to 1999).
------------------------------------------------------------------------------------------------------------------------------------
Harvey Blitz                           Senior Vice President (since July 2004) MONY Life and MONY America; Senior Vice President
                                       (September 1987 to present) AXA Equitable; Senior Vice President (since July 1992) AXA
                                       Financial, Inc.; Senior Vice President (since September 1999) AXA Equitable Financial
                                       Services, LLC; Senior Vice President, AXA America Holdings, Inc. (since September 2005);
                                       Senior Vice President (since December 1999) AXA Life and Annuity Company; Director (since
                                       January 2006) and Chairman of the Board (June 2003 to March 2005) Frontier Trust Company, FSB
                                       ("Frontier"); Director (since July 1999) AXA Advisors LLC; Senior Vice President (since July
                                       1999) and former Director (July 1999 until July 2004) AXA Network, LLC (formerly EquiSource);
                                       Director and Officer of various AXA Equitable affiliates.
------------------------------------------------------------------------------------------------------------------------------------

OTHER OFFICERS (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
 Name and Principal Business Address   Business Experience Within the Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
Kevin R. Byrne                         Senior Vice President and Treasurer (July 2004 to present), and Chief Investment Officer
                                       (September 2004 to present), MONY Financial Services, Inc., MONY Life Insurance Company and
                                       MONY Life Insurance Company of America. Senior Vice President (July 1997 to present),
                                       Treasurer (September 1993 to present) and Chief Investment Officer (September 2004 to present), and prior thereto, Vice President (February 1989 to July 1997), Deputy Treasurer
                                       (until September 1993), AXA Equitable. Senior Vice President (September 1997 to present),
                                       Treasurer (September 1993 to present) and Chief Investment Officer (September 2004 to present), and prior thereto, Vice President (May 1992 to September 1997) and Assistant
                                       Treasurer (May 1992 to September 1993), AXA Financial, Inc. Senior Vice President and
                                       Treasurer (since September 1999) and Chief Investment Officer (since September 2004), AXA
                                       Financial Services, LLC. Senior Vice President (since September 2005), AXA America Holdings,
                                       Inc. Director (July 2004 to December 2005), The Advest Group, Inc. and Boston Advisors, Inc.
                                       Director, Chairman of the Board and President (July 2004 to December 2005), MONY Capital
                                       Management, Inc. Director, Senior Vice President and Treasurer (since July 2004), MONY
                                       Benefits Management Corp. Director and Chairman of the Board (July 2004 to May 2005), Matrix
                                       Private Equities, Inc. and Matrix Capital Markets Group, Inc. Director, Treasurer (since July
                                       2004), and Senior Vice President (since December 2006); 1740 Advisers, Inc. Director,
                                       Executive Vice President and Treasurer (since July 2004), MONY Asset Management, Inc.;
                                       Director (since July 2004) and Chief Financial Officer (since April 2006), MONY Agricultural
                                       Investment Advisers, Inc. President and Treasurer (since October 2004), MONY International
                                       Holdings, LLC. Director, President and Treasurer (since November 2004), MONY Life Insurance
                                       Company of the Americas, Ltd. and MONY Bank & Trust Company of the Americas, Ltd. Director
                                       and Deputy Treasurer (since December 2001), AXA Technology Services. Senior Vice President,
                                       Chief Investment Officer (since September 2004) and Treasurer (since December 1997), AXA Life
                                       & Annuity Company. Treasurer, Frontier Trust Company, FSB (June 2000 until July 2007); and
                                       AXA Network, LLC (since December 1999). Director (since July 1998), Chairman (since August
                                       2000), and Chief Executive Officer (since September 1997), Equitable Casualty Insurance
                                       Company. Senior Vice President and Treasurer, AXA Distribution Holding Corporation (since
                                       November 1999); and AXA Advisors, LLC (since December 2001). Director, Chairman, President and Chief Executive Officer (August 1997 to June 2002), Equitable JV Holding Corporation.
                                       Director (since July 1997), and Senior Vice President and Chief Financial Officer (since
                                       April 1998), ACMC, Inc. Director, President and Chief Executive Officer (since December
                                       2003), AXA Financial (Bermuda) Ltd. Director (since January 2005), Senior Vice President and
                                       Chief Investment Officer (since February 2005), U.S. Financial Life Insurance Company;
                                       Treasurer (November 2000 to December 2003), Paramount Planners, LLC. Vice President and
                                       Treasurer (March 1997 to December 2002) EQ Advisors Trust. Director (July 1997 to May 2001)
                                       and President and CEO (August 1997 to May 2001), EQ Services, Inc. Director, AXA Alternative
                                       Advisors, Inc. (formerly AXA Global Structured Products); Director, Executive Vice President
                                       and Treasurer (July 2004 to February 2005), MONY Realty Capital, Inc. and MONY Realty
                                       Partners, Inc.
------------------------------------------------------------------------------------------------------------------------------------

OTHER OFFICERS (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
 Name and Principal Business Address   Business Experience Within the Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
Richard S. Dziadzio                    Executive Vice President (since September 2004) and Chief Financial Officer (since December
                                       2006), AXA Equitable, prior thereto, Executive Vice President and Deputy Chief Financial
                                       Officer (September 2005 to December 2006); Executive Vice President (since July 2004) and
                                       Chief Financial Officer (since December 2006), MONY Life and MONY America, prior thereto,
                                       Executive Vice President and Deputy Chief Financial Officer (September 2005 to December
                                       2006); Executive Vice President (since September 2005) and Chief Financial Officer (since
                                       December 2006), AXA Financial, prior thereto, Executive Vice President and Deputy Chief
                                       Financial Officer (September 2005 to December 2006); Director (since January 2007), Executive
                                       Vice President (since September 2004) and Chief Financial Officer (since December 2006), AXA
                                       Equitable Financial Services, LLC; Director (since July 2004), AXA Advisors, LLC; Director and Executive Vice President (since December 2006), AXA America Holdings, Inc.; Executive
                                       Vice President and Chief Financial Officer (since December 2006), AXA Life and Annuity
                                       Company; Executive Vice President and Chief Financial Officer (since December 2006), AXA
                                       Distribution Holding Corporation; Director (since July 2004), MONY Capital Management, Inc.
                                       and MONY Agricultural Investment Advisers, Inc.; Director, Executive Vice President and Chief
                                       Financial Officer (since December 2006), MONY Financial Services, Inc.; Executive Vice
                                       President and Chief Financial Officer (since December 2006), MONY Holdings, LLC; Director
                                       (July 2004 to November 2007), 1740 Advisers, Inc. and MONY Asset Management, Inc.; Director
                                       (since November 2004), Frontier Trust Company, FSB; Director (January 2005 to July 2007),
                                       MONY Financial Resources of the Americas Limited. Formerly, Director (July 2004 to December
                                       2005), The Advest Group, Inc.; Director (July 2004 to February 2005), MONY Realty Capital,
                                       Inc. and MONY Realty Partners, Inc.; Director (July 2004 to May 2005), Matrix Capital Markets
                                       Group, Inc. and Matrix Private Equities, Inc. Business Support and Development (February 2001
                                       to June 2004), GIE AXA; Head of Finance Administration (November 1998 to February 2001), AXA
                                       Real Estate Investment Managers.
------------------------------------------------------------------------------------------------------------------------------------
Mary Beth Farrell                      Executive Vice President, MONY Life and MONY America (since July 2004); Executive Vice
                                       President (since December 2001), AXA Equitable; prior thereto, Senior Vice President
                                       (December 1999 to December 2001); Senior Vice President and Controller, GreenPoint
                                       Financial/GreenPoint Bank (May 1994 to November 1999); Executive Vice President (since
                                       December 2001), AXA Equitable Financial Services, LLC.
------------------------------------------------------------------------------------------------------------------------------------
Stuart L. Faust                        Senior Vice President and Deputy General Counsel, MONY Life and MONY America (since July
                                       2004); Senior Vice President and Deputy General Counsel, MONY Holdings, LLC (July 2004 to
                                       November 2007) and MONY Financial Services, Inc. (since July 2004); Senior Vice President
                                       (since September 1997) and Deputy General Counsel (since November 1999), AXA Equitable; prior thereto, Senior Vice President and Associate General Counsel (September 1997 to October
                                       1999); Senior Vice President and Deputy General Counsel (September 2001 to present), AXA
                                       Financial; Senior Vice President (since September 1999) and Deputy General Counsel (since
                                       November 1999), AXA Equitable Financial Services, LLC. Senior Vice President and Deputy
                                       General Counsel, AXA Life and Annuity Company. Senior Vice President, AXA Corporate Solutions
                                       Life Reinsurance Company.
------------------------------------------------------------------------------------------------------------------------------------
Alvin H. Fenichel                      Senior Vice President and Controller, MONY Life and MONY America (since July 2004); Senior
                                       Vice President and Controller, AXA Equitable, AXA Financial, AXA Equitable Financial
                                       Services, LLC, and MONY Financial Services, Inc. Senior Vice President and Controller, AXA
                                       Life and Annuity Company (since December 1999). Previously held other officerships with AXA
                                       Equitable and its affiliates.
------------------------------------------------------------------------------------------------------------------------------------
Barbara Goodstein                      Executive Vice President (since July 2005), MONY Life, MONY America and AXA Equitable
                                       Financial Services, LLC. Executive Vice President (since July 2005), AXA Equitable. Director
                                       (since November 2005), AXA Advisors, LLC. Senior Vice President (September 2001 to January
                                       2005), JP Morgan Chase; President and Chief Executive Officer (February 1998 to August 2001),
                                       Instinet.com.
------------------------------------------------------------------------------------------------------------------------------------
James D. Goodwin                       Senior Vice President (July 2004 to present) of MONY Life and MONY America. Senior Vice
                                       President (February 2001 to present) AXA Equitable. Senior Vice President (February 2001 to
                                       present) of AXA Equitable Financial Services, LLC; Senior Vice President (April 2002 to
                                       present) of AXA Advisors, LLC; Vice President (July 2000 to present) of AXA Network, LLC, AXA
                                       Network of Alabama, LLC, AXA Network of Connecticut, Maine and New York, LLC and AXA Network
                                       Insurance Agency of Massachusetts, LLC; Vice President (July 2004 to present) of MONY
                                       Brokerage, Inc., MBI Insurance Agency of Alabama, Inc., MBI Insurance Agency of
                                       Massachusetts, Inc., MBI Insurance Agency of New Mexico, Inc., MBI Insurance Agency of Ohio,
                                       Inc. and MBI Insurance Agency of Washington, Inc.
------------------------------------------------------------------------------------------------------------------------------------

OTHER OFFICERS (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
 Name and Principal Business Address   Business Experience Within the Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
Jeffrey Green                          Senior Vice President (since July 2004) of MONY Life and MONY America. Senior Vice President
                                       (September 2002 to present) AXA Equitable. Senior Vice President (since September 2002) of
                                       AXA Equitable Financial Services, LLC; Director, President and Chief Operating Officer (since
                                       November 2002) AXA Network, LLC; Senior Vice President (since October 2002) AXA Advisors,
                                       LLC. Director, President and Chief Operating Officer (since July 2004), MONY Brokerage, Inc.
                                       and its subsidiaries. Senior Vice President, Product Manager of Solomon Smith Barney (1996 to
                                       September 2002).
------------------------------------------------------------------------------------------------------------------------------------
Karen Field Hazin                      Vice President, Secretary and Associate General Counsel (since June 2005), MONY Life, MONY
                                       America and AXA Equitable Financial Services, LLC. Vice President, Secretary and Associate
                                       General Counsel (since June 2005), AXA Equitable; prior thereto, Counsel (April 2005 to June
                                       2005), Assistant Vice President and Counsel (December 2001 to June 2003), Counsel (December
                                       1996 to December 2001). Vice President, Secretary and Associate General Counsel (since June
                                       2005), AXA Financial, Inc. Vice President and Secretary (since September 2005), AXA America
                                       Holdings, Inc. Vice President, Secretary and Associate General Counsel (since June 2005), AXA
                                       Life and Annuity Company. Vice President, Secretary and Associate General Counsel (since June
                                       2005), AXA Distribution Holding Corporation. Vice President, Secretary and Associate General
                                       Counsel (June 2005 until November 2007), MONY Holdings, LLC.
------------------------------------------------------------------------------------------------------------------------------------
Gary W. Hirschkron                     Senior Vice President, MONY Life and MONY America (since July 2004); Senior Vice President,
                                       AXA Equitable (since September 2002), Senior Vice President, AXA Equitable Financial
                                       Services, LLC (since September 2002); prior thereto, Managing Director, Management
                                       Compensation Group Northwest, LLC (1983 to September 2002).
------------------------------------------------------------------------------------------------------------------------------------
William J. McDermott                   Executive Vice President, AXA Equitable Financial Services, LLC, MONY Life Insurance Company
                                       and MONY Life Insurance Company of America (September 2007 to present); Executive Vice
                                       President, Fidelity Investments (December 1995 to June 2007).
------------------------------------------------------------------------------------------------------------------------------------
Andrew McMahon                         Executive Vice President (since September 2005), MONY Life, MONY America and AXA Equitable
                                       Financial Services, LLC; prior thereto, Senior Vice President (March 2005 to September 2005).
                                       Executive Vice President (since September 2005), AXA Equitable; prior thereto, Senior Vice
                                       President (March 2005 to September 2005). Director (since December 2005) and Chairman of the
                                       Board (since July 2007); prior thereto, Vice Chairman of the Board (December 2005 until July
                                       2007), AXA Network, LLC, AXA Network of Connecticut, Maine and New York, LLC, AXA Network
                                       Insurance Agency of Massachusetts, LLC. Director and Vice Chairman of the Board (since
                                       January 2006), MONY Brokerage, Inc and its subsidiaries. Director (since February 2007) and
                                       Chairman of the Board (since July 2007), AXA Advisors, LLC. Partner (June 1997 to March
                                       2005), McKinsey & Company.
------------------------------------------------------------------------------------------------------------------------------------
Charles A. Marino                      Executive Vice President (since September 2006) and Chief Actuary (since September 2005), AXA
                                       Equitable, prior thereto, Senior Vice President (September 2000 to September 2006), Actuary
                                       (May 1998 to September 2005), Vice President (May 1998 to September 2000), Assistant Vice
                                       President (October 1991 to May 1998); Executive Vice President (since September 2006) and
                                       Chief Actuary (since September 2005), MONY Life and MONY America, prior thereto, Senior Vice
                                       President (July 2004 to September 2006); Executive Vice President (since September 2006) and
                                       Chief Actuary (since September 2005), AXA Equitable Financial Services, LLC, prior thereto,
                                       Senior Vice President (September 2000 to September 2006), Actuary (September 1999 to
                                       September 2005). Director and Vice President (since December 2003), AXA Financial (Bermuda)
                                       Ltd. Senior Vice President and Appointed Actuary, AXA Life and Annuity Company. Director
                                       (since May 2007) and President (since January 2008), U.S. Financial Life Insurance Company, prior thereto, Senior Vice President (December 2004 to January 2008) and Chief Actuary
                                       (August 2006 to January 2008); Appointed Actuary (December 2004 to August 2006). Senior Vice
                                       President and Actuary, AXA Corporate Solutions Life Reinsurance Company.
------------------------------------------------------------------------------------------------------------------------------------
Kevin E. Murray                        Executive Vice President and Chief Information Officer (February 2005 to present) of MONY
                                       Life and MONY America. Executive Vice President and Chief Information Officer (February 2005
                                       to present); prior thereto, Senior Vice President (September 2004 to February 2005) AXA
                                       Equitable. Senior Vice President (February 2005 to present) of AXA Equitable Financial
                                       Services, LLC. Senior Vice President / Group Chief Information Officer (1996 to September
                                       2004) of AIG.
------------------------------------------------------------------------------------------------------------------------------------

OTHER OFFICERS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
 Name and Principal Business Address   Business Experience Within the Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
Andrew Raftis                          Senior Vice President and Auditor, AXA Financial, Inc., AXA Equitable Financial Services,
                                       LLC, MONY Life Insurance Company and MONY Life Insurance Company of America (since September
                                       2007); Deputy Head of AXA Group Audit, GIE AXA (January 2002 to June 2007); Group Risk
                                       Management Executive, AXA Asia Pacific (October 1997 to December 2001); Group Compliance
                                       Manager and Corporate Lawyer, AXA National Mutual (February 1989 to October 1997); Lawyer,
                                       Molomby & Molomby (Middletons) (February 1986 to January 1989).
------------------------------------------------------------------------------------------------------------------------------------
Anthony F. Recine                      Senior Vice President, Chief Compliance Officer and Associate General Counsel (February 2005
                                       to present) of MONY Life and MONY America. Senior Vice President, Chief Compliance Officer
                                       and Associate General Counsel (February 2005 to present) AXA Equitable. Senior Vice
                                       President, Chief Compliance Officer and Associate General Counsel (February 2005 to present)
                                       of AXA Equitable Financial Services, LLC. Vice President, Deputy General and Chief Litigation
                                       Counsel (2000 to February 2005) of The MONY Group; prior thereto, Vice President and Chief
                                       Litigation Counsel (1990 to 2000).
------------------------------------------------------------------------------------------------------------------------------------
James A. Shepherdson                   Executive Vice President (since September 2005), MONY Life, MONY America and AXA Equitable
                                       Financial Services, LLC. Executive Vice President (since September 2005), AXA Equitable.
                                       Director (since August 2005), AXA Advisors, LLC. Director, Chairman of the Board, President
                                       and Chief Executive Officer (since August 2005), AXA Distributors, LLC, AXA Distributors
                                       Insurance Agency, LLC, AXA Distributors Insurance Agency of Alabama, LLC, AXA Distributors
                                       Insurance Agency of Massachusetts, LLC. Chief Executive Officer (February 2003 to August
                                       2005), John Hancock Financial Services / John Hancock Funds. Co-Chief Executive Officer
                                       (March 2000 to June 2002), Met Life Investors Group.
------------------------------------------------------------------------------------------------------------------------------------
Richard V. Silver                      Executive Vice President and General Counsel, MONY Life and MONY America (since July 2004);
                                       Executive Vice President and General Counsel, MONY Holdings, LLC (July 2004 until November
                                       2007); Executive Vice President (since September 2001) and General Counsel (since November
                                       1999), AXA Equitable. Prior thereto, Senior Vice President (February 1995 to September 2001),
                                       Deputy General Counsel (October 1996 to November 1999). Executive Vice President and General
                                       Counsel (since September 2001), AXA Financial; prior thereto, Senior Vice President and
                                       Deputy General Counsel (October 1996 to September 2001). Executive Vice President (since
                                       September 2001) and General Counsel (since November 1999), AXA Equitable Financial Services,
                                       LLC. Executive Vice President (since September 2001) and General Counsel (since December
                                       1999), AXA Life and Annuity Company. Director, Executive Vice President and General Counsel
                                       (since July 2004), MONY Financial Services, Inc. Director (since January 2007), AXA
                                       Distribution Holding Corporation. Previously, Director of AXA Advisors, LLC.
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       Retirement Investment Account(R)
--------------------------------------------------------------------------------

                       SEPARATE ACCOUNT UNITS OF INTEREST
                         UNDER GROUP ANNUITY CONTRACTS

                                     FUNDS
--------------------------------------------------------------------------------

Pooled Separate Accounts


o    AllianceBernstein Balanced, Separate Account No. 10 -- Pooled

o    AllianceBernstein Bond, Separate Account No. 13 -- Pooled

o    AllianceBernstein Common Stock, Separate Account No. 4 -- Pooled

o    AllianceBernstein Mid Cap Growth, Separate Account No. 3 -- Pooled

Separate Account No. 66


o    Multimanager High Yield
o    Multimanager Small Cap Value
o    Multimanager Technology

o    EQ/AllianceBernstein Intermediate Government Securities
o    EQ/AllianceBernstein International
o    EQ/AllianceBernstein Large Cap Growth
o    EQ/AllianceBernstein Quality Bond
o    EQ/AllianceBernstein Small Cap Growth
o    EQ/AllianceBernstein Value
o    EQ/Calvert Socially Responsible

o    EQ/Capital Guardian Growth
o    EQ/Capital Guardian Research

o    EQ/Equity 500 Index
o    EQ/Evergreen Omega

o    EQ/FI Mid Cap
o    EQ/International Core PLUS
o    EQ/JPMorgan Value Opportunities
o    EQ/Large Cap Core PLUS
o    EQ/Large Cap Growth PLUS
o    EQ/Marsico Focus
o    EQ/Mid Cap Value PLUS
o    EQ/BlackRock Basic Value Equity
o    EQ/BlackRock International Value
o    EQ/Money Market
o    EQ/T. Rowe Price Growth Stock
o    EQ/Van Kampen Emerging Markets Equity




                                       OF
                      AXA EQUITABLE LIFE INSURANCE COMPANY

              By phone:                         By regular mail (correspondence   By registered, certified, or overnight
                                                     and contribution checks):       delivery (contribution checks only):
            1-800-967-4560                               AXA Equitable                         AXA Equitable
  (service consultants are available weekdays            P.O. Box 8095                          30 Dan Road
     9 a.m. to 5 p.m. Eastern time)                  Boston, MA 02266-8095                   Canton, MA 02021

------------------------------------------------------------------------------------------------------------------------------------
                                                  Financial statements index
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                Page
------------------------------------------------------------------------------------------------------------------------------------
Separate Account Nos. 13 (Pooled),   Report of Independent Registered Public Accounting Firm ...............................   FSA-1
10 (Pooled), 4 (Pooled), 3 (Pooled)
and 66 (Pooled)
------------------------------------------------------------------------------------------------------------------------------------
Separate Account No. 13 (Pooled)     Statement of Assets and Liabilities, December 31, 2007 ................................   FSA-2
                                     -----------------------------------------------------------------------------------------------
                                     Statement of Operations for the Year Ended December 31, 2007 ..........................   FSA-3
                                     -----------------------------------------------------------------------------------------------
                                     Statements of Changes in Net Assets for the Years
                                     Ended December 31, 2007 and 2006 ......................................................   FSA-4
                                     -----------------------------------------------------------------------------------------------
                                     Portfolio of Investments, December 31, 2007 ...........................................   FSA-5
------------------------------------------------------------------------------------------------------------------------------------
Separate Account No. 10 (Pooled)     Statement of Assets and Liabilities, December 31, 2007 ................................  FSA-11
                                     -----------------------------------------------------------------------------------------------
                                     Statement of Operations for the Year Ended December 31, 2007 ..........................  FSA-12
                                     -----------------------------------------------------------------------------------------------
                                     Statements of Changes in Net Assets for the Years
                                     Ended December 31, 2007 and 2006 ......................................................  FSA-13
                                     -----------------------------------------------------------------------------------------------
                                     Portfolio of Investments, December 31, 2007 ...........................................  FSA-14
------------------------------------------------------------------------------------------------------------------------------------
Separate Account No. 4 (Pooled)      Statement of Assets and Liabilities, December 31, 2007 ................................  FSA-27
                                     -----------------------------------------------------------------------------------------------
                                     Statement of Operations for the Year Ended December 31, 2007 ..........................  FSA-28
                                     -----------------------------------------------------------------------------------------------
                                     Statements of Changes in Net Assets for the Years
                                     Ended December 31, 2007 and 2006 ......................................................  FSA-29
                                     -----------------------------------------------------------------------------------------------
                                     Portfolio of Investments, December 31, 2007 ...........................................  FSA-30
------------------------------------------------------------------------------------------------------------------------------------
Separate Account No. 3 (Pooled)      Statement of Assets and Liabilities, December 31, 2007 ................................  FSA-32
                                     -----------------------------------------------------------------------------------------------
                                     Statements of Operations for the Year Ended December 31, 2007 .........................  FSA-33
                                     -----------------------------------------------------------------------------------------------
                                     Statements of Changes in Net Assets for the Years
                                     Ended December 31, 2007 and 2006 ......................................................  FSA-34
                                     -----------------------------------------------------------------------------------------------
                                     Portfolio of Investments, December 31, 2007 ...........................................  FSA-35
------------------------------------------------------------------------------------------------------------------------------------
Separate Account No. 66 (Pooled)     Statements of Assets and Liabilities, December 31, 2007 ...............................  FSA-37
                                     -----------------------------------------------------------------------------------------------
                                     Statements of Operations for the Year Ended December 31, 2007 .........................  FSA-47
                                     -----------------------------------------------------------------------------------------------
                                     Statements of Changes in Net Assets for the Years
                                     Ended December 31, 2007 and 2006 ......................................................  FSA-57
------------------------------------------------------------------------------------------------------------------------------------
Separate Account Nos. 13 (Pooled),   Notes to Financial Statements .........................................................  FSA-69
10 (Pooled), 4 (Pooled), 3 (Pooled)
and 66 (Pooled)
------------------------------------------------------------------------------------------------------------------------------------
AXA Equitable Life                   Reports of Independent Registered Public Accounting Firm ..............................     F-1
Insurance Company                    -----------------------------------------------------------------------------------------------
                                     Consolidated Balance Sheets as of December 31, 2007 and 2006 ..........................     F-4
                                     -----------------------------------------------------------------------------------------------
                                     Consolidated Statements of Earnings, Years
                                     Ended December 31, 2007, 2006 and 2005 ................................................     F-5
                                     -----------------------------------------------------------------------------------------------
                                     Consolidated Statements of Shareholder's Equity and Comprehensive
                                     Income, Years Ended December 31, 2007, 2006 and 2005 ..................................     F-6
                                     -----------------------------------------------------------------------------------------------
                                     Consolidated Statements of Cash Flows, Years
                                     Ended December 31, 2007, 2006 and 2005 ................................................     F-7
                                     -----------------------------------------------------------------------------------------------
                                     Notes to Consolidated Financial Statements ............................................     F-9
------------------------------------------------------------------------------------------------------------------------------------
                                     The financial statements of the Funds reflect fees, charges and other expenses of the
                                     Separate Accounts applicable to contracts under RIA as in effect during the periods covered, as well as the expense charges made in accordance with the terms of all other contracts participating in the respective Funds.
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

             Report of Independent Registered Public Accounting Firm


To the Board of Directors of AXA Equitable Life
Insurance Company and the Contractowners of Separate Account Nos. 13, 10, 4, 3 and 66 of AXA Equitable Life Insurance Company:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled), and 66 of AXA Equitable Life Insurance Company ("AXA Equitable") at December 31, 2007, and the results of each of their operations for the year then ended and the changes in each of their net assets for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of AXA Equitable's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2007 by correspondence with the custodian, brokers, and the transfer agent of the trust, provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP
New York, New York


April 9, 2008

                                     FSA-1

--------------------------------------------------------------------------------
Separate Account No. 13 (Pooled)
of AXA Equitable Life Insurance Company

Statement of Assets and Liabilities
December 31, 2007
---------------------------------------------------------------------------------------
Assets:
Investments (Notes 2 and 3):
 Long-term debt securities - at value (amortized cost: $18,824,860).......  $18,885,519
Due from AXA Equitable's General Account .................................      138,441
Receivable for investment securities sold ................................    1,043,473
Interest and other receivables ...........................................      227,770
---------------------------------------------------------------------------------------
Total assets .............................................................   20,295,203
---------------------------------------------------------------------------------------
Liabilities:
Due to custodian .........................................................       27,070
Payable for investment securities purchased ..............................      299,732
Accrued expenses .........................................................       85,495
---------------------------------------------------------------------------------------
Total liabilities ........................................................      412,297
---------------------------------------------------------------------------------------
Net Assets Attributable to Contractowners or in Accumulation .............  $19,882,906
=======================================================================================


                             Units Outstanding    Unit Values
                            ------------------- --------------
Institutional .............        2,071           $ 9,424.53
Momentum Strategy .........        1,909               146.20
RIA .......................          952                88.11

The accompanying notes are an integral part of these financial statements.

                                     FSA-2

--------------------------------------------------------------------------------
Separate Account No. 13 (Pooled)
of AXA Equitable Life Insurance Company

Statement of Operations
Year Ended December 31, 2007
-------------------------------------------------------------------------------------
Investment Income (Note 2): -- Interest ...............................   $  988,139
-------------------------------------------------------------------------------------
Expenses (Note 5):
Operating and expense charges .........................................      (43,715)
-------------------------------------------------------------------------------------
Total expenses ........................................................      (43,715)
-------------------------------------------------------------------------------------
Net investment income .................................................      944,424
-------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) on Investments (Note 2):
Realized gain from security transactions ..............................      214,925
Change in unrealized appreciation/depreciation of investments .........      161,184
-------------------------------------------------------------------------------------
Net realized and unrealized loss on investments .......................      376,109
-------------------------------------------------------------------------------------
Net Increase in Net Assets Attributable to Operations .................   $1,320,533
=====================================================================================

The accompanying notes are an integral part of these financial statements.

                                     FSA-3

--------------------------------------------------------------------------------
Separate Account No. 13 (Pooled)
of AXA Equitable Life Insurance Company

Statements of Changes in Net Assets
--------------------------------------------------------------------------------------------------------------------------
                                                                                              Year Ended December 31,
                                                                                                  2007            2006
--------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets:
From Operations:
Net investment income ...................................................................  $    944,424    $   1,075,294
Net realized gain (loss) on investments .................................................       214,925          (75,010)
Change in unrealized appreciation/depreciation of investments ...........................       161,184           41,623
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets attributable to operations ........................     1,320,533        1,041,907
--------------------------------------------------------------------------------------------------------------------------
From Contributions and Withdrawals:
Contributions ...........................................................................     8,785,522        7,047,314
Withdrawals .............................................................................    (8,150,213)     (15,158,216)
Asset management fees ...................................................................       (84,320)        (103,358)
Administrative fees .....................................................................            --             (844)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets attributable to contributions and withdrawals .....       550,989       (8,215,104)
--------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets .......................................................     1,871,522       (7,173,197)
Net Assets Attributable to Contractowners or in Accumulation - Beginning of Year ........    18,011,384       25,184,581
--------------------------------------------------------------------------------------------------------------------------
Net Assets Attributable to Contractowners or in Accumulation - End of Year ..............  $ 19,882,906    $  18,011,384
==========================================================================================================================

The accompanying notes are an integral part of these financial statements.

                                     FSA-4

--------------------------------------------------------------------------------
Separate Account No. 13 (Pooled)
of AXA Equitable Life Insurance Company


Portfolio of Investments -- December 31, 2007
--------------------------------------------------------------------------------

                                                 Principal
                                                  Amount
                                                   (000)          U.S. $ Value
--------------------------------------------------------------------------------
LONG-TERM DEBT SECURITIES - 95.0%
CORPORATES - INVESTMENT GRADES - 40.1%
Industrial - 20.5%
Basic - 1.4%
Alcoa, Inc.
   6.50%, 6/01/11 ........................        $     45         $    47,413
Celulosa Arauco Y Constitucion
   8.625%, 8/15/10 .......................              14              15,283
The Dow Chemical Co.
   5.97%, 1/15/09 ........................              50              50,650
International Paper Co.
   4.25%, 1/15/09 ........................              50              49,494
   5.85%, 10/30/12 .......................              15              15,250
Ispat Inland ULC
   9.75%, 4/01/14 ........................              10              10,835
Lubrizol Corp.
   4.625%, 10/01/09 ......................              15              15,064
Weyerhaeuser Co.
   6.75%, 3/15/12 ........................              65              68,259
                                                                    ----------
                                                                       272,248
                                                                    ----------
Capital Goods - 2.6%
Boeing Capital Corp.
   4.75%, 8/25/08 ........................              50              50,170
Caterpillar Financial Services
   4.50%, 6/15/09 ........................              26              26,009
Hutchison Whamp Intl Ltd
   Series 144A
   6.50%, 2/13/13 ........................              60              63,074
Illinois Tool Works, Inc.
   5.75%, 3/01/09 ........................              21              21,354
Masco Corp.
   4.80%, 6/15/15 ........................              65              59,154
   5.875%, 7/15/12 .......................              60              61,503
Mohawk Industries, Inc.
   6.125%, 1/15/16 .......................              60              60,055
Textron Financial Corp.
   4.125%, 3/03/08 .......................              55              54,947
Textron, Inc.
   6.375%, 11/15/08 ......................              20              20,293
Tyco International Group SA
   6.00%, 11/15/13 .......................              25              25,696
Waste Management, Inc.
   6.875%, 5/15/09 .......................              80              82,133
                                                                    ----------
                                                                       524,388
                                                                    ----------
Communications - Media - 4.1%
British Sky Broadcasting Group PLC
   6.875%, 2/23/09 .......................              50              50,972
BSKYB Finance UK PLC
   5.625%, 10/15/15 ......................              55              54,115
Comcast Cable Communications LLC
   6.875%, 6/15/09 .......................              60              61,714
Comcast Corp.
   5.50%, 3/15/11 ........................             120             121,147
Gannett Co., Inc.
   5.75%, 6/01/11 ........................              50              51,546
   6.375%, 4/01/12 .......................              50              51,974
RR Donnelley & Sons Co.
   4.95%, 4/01/14 ........................              15              14,142
Time Warner Entertainment Co. LP
   7.25%, 9/01/08 ........................             375             380,033
WPP Finance Corp.
   5.875%, 6/15/14 .......................              25              26,606
                                                                    ----------
                                                                       812,249
                                                                    ----------
Communications - Telecommunications - 4.6%
British Telecommunications PLC
   8.625%, 12/15/10 ......................              85              93,275
Embarq Corp.
   6.738%, 6/01/13 .......................               5               5,172
   7.082%, 6/01/16 .......................              65              66,975
New Cingular Wireless Services, Inc.
   7.875%, 3/01/11 .......................              60              64,978
Nextel Communications, Inc.
   Series E
   6.875%, 10/31/13 ......................              50              49,256
Qwest Corp.
   7.50%, 10/01/14 .......................              60              60,900
   8.875%, 3/15/12 .......................              35              37,450
Sprint Capital Corp.
   7.625%, 1/30/11 .......................             120             125,052
Telecom Italia Capital SA
   4.00%, 1/15/10 ........................              90              88,149
   5.25%, 11/15/13 .......................             115             113,658
Telefonos de Mexico SAB de CV
   4.50%, 11/19/08 .......................              50              49,755
Verizon Communications, Inc.
   4.90%, 9/15/15 ........................              15              14,592
Verizon New Jersey, Inc.
   Series A
   5.875%, 1/17/12 .......................              30              30,894
Vodafone Group PLC
   5.00%, 12/16/13 .......................              20              19,663
   5.50%, 6/15/11 ........................              35              35,371
   5.75%, 3/15/16 ........................              60              60,446
                                                                    ----------
                                                                       915,586
                                                                    ----------

                                      FSA-5

--------------------------------------------------------------------------------
Separate Account No. 13 (Pooled)
of AXA Equitable Life Insurance Company


Portfolio of Investments -- December 31, 2007 (Continued)
--------------------------------------------------------------------------------

                                               Principal
                                                Amount
                                                 (000)       U.S. $ Value
--------------------------------------------------------------------------
Consumer Cyclical - Other - 0.7%
Starwood Hotels & Resorts Worldwide, Inc.
   7.375%, 11/15/15 .....................      $       47      $  48,521
   7.875%, 5/01/12 ......................              18         19,127
Toll Brothers Finance Corp.
   5.15%, 5/15/15 .......................              10          9,075
   6.875%, 11/15/12 .....................              60         58,606
                                                               ---------
                                                                 135,329
                                                               ---------
Consumer Cyclical - Retailers - 0.8%
JC Penney Corp. Inc.
   7.95%, 4/01/17 .......................              55         59,553
Limited Brands, Inc.
   5.25%, 11/01/14 ......................              65         58,342
Wal-Mart Stores, Inc.
   3.375%, 10/01/08 .....................              50         49,714
                                                               ---------
                                                                 167,609
                                                               ---------
Consumer Non-Cyclical - 3.4%
Abbott Laboratories
   3.50%, 2/17/09 .......................              55         54,279
Bunge Ltd Finance Corp.
   5.10%, 7/15/15 .......................              26         24,625
Cadbury Schweppes US Finance LLC
   5.125%, 10/01/13 .....................              45         44,974
ConAgra Foods, Inc.
   7.875%, 9/15/10 ......................              19         20,394
Coventry Health Care, Inc.
   5.95%, 3/15/17 .......................              30         29,415
Fisher Scientific International, Inc.
   6.125%, 7/01/15 ......................              55         54,633
   6.75%, 8/15/14 .......................              11         11,275
Fortune Brands, Inc.
   5.375%, 1/15/16 ......................              65         61,922
Kraft Foods, Inc.
   4.125%, 11/12/09 .....................              85         84,267
Reynolds American, Inc.
   7.25%, 6/01/13 .......................              40         42,309
   7.625%, 6/01/16 ......................              55         58,465
Safeway, Inc.
   4.125%, 11/01/08 .....................              25         24,731
   5.80%, 8/15/12 .......................              65         67,254
   6.50%, 3/01/11 .......................              10         10,462
Tyson Foods, Inc.
   6.85%, 4/01/16 .......................              60         61,569
Wyeth
   5.50%, 2/01/14 .......................              36         36,564
                                                               ---------
                                                                 687,138
                                                               ---------
Energy - 1.8%
Conoco Funding Co.
   6.35%, 10/15/11 ......................              75         79,660
Gazprom
   6.212%, 11/22/16 .....................             120        116,424
Hess Corp.
   6.65%, 8/15/11 .......................              60         63,326
Valero Energy Corp.
   6.875%, 4/15/12 ......................              85         90,700
                                                               ---------
                                                                 350,110
                                                               ---------
Technology - 1.1%
Cisco Systems, Inc.
   5.25%, 2/22/11 .......................              15         15,379
Electronic Data Systems Corp.
   Series B
   6.50%, 8/01/13 .......................              55         55,614
International Business Machines Corp.
   4.375%, 6/01/09 ......................              15         15,137
Motorola, Inc.
   7.625%, 11/15/10 .....................               7          7,498
Oracle Corp.
   5.25%, 1/15/16 .......................              70         69,863
Xerox Corp.
   7.625%, 6/15/13 ......................              15         15,653
   9.75%, 1/15/09 .......................              35         36,589
                                                               ---------
                                                                 215,733
                                                               ---------
                                                               4,080,390
                                                               ---------
Financial Institutions - 16.6%
Banking - 6.5%
Bank of America Corp.
   4.50%, 8/01/10 .......................             145        145,071
Citigroup, Inc.
   4.625%, 8/03/10 ......................             100         99,455
   5.00%, 9/15/14 .......................              81         77,180
   5.286%, 6/09/09 (a) ..................              25         24,808
Credit Suisse USA, Inc.
   3.875%, 1/15/09 ......................              55         54,543
Deutsche Bank Financial LLC
   5.375%, 3/02/15 ......................              55         54,937
JPMorgan Chase & Co.
   6.75%, 2/01/11 .......................             155        162,749
Marshall & Ilsley Corp.
   4.375%, 8/01/09 ......................              39         38,622
   5.626%, 8/17/09 ......................              24         24,239
MBNA Corp.
   4.625%, 9/15/08 ......................              40         39,903
Regions Financial Corp.
   7.00%, 3/01/11 .......................              35         36,949

                                      FSA-6

--------------------------------------------------------------------------------
Separate Account No. 13 (Pooled)
of AXA Equitable Life Insurance Company


Portfolio of Investments -- December 31, 2007 (Continued)
--------------------------------------------------------------------------------

                                         Principal
                                          Amount
                                           (000)       U.S. $ Value
--------------------------------------------------------------------
UFJ Finance Aruba AEC
   6.75%, 7/15/13 ................      $      150      $ 162,955
Royal Bank of Scotland Group PLC
   5.00%, 10/01/14 ...............              55         53,825
   6.40%, 4/01/09 ................              31         31,565
US Bancorp
   5.30%, 4/28/09 ................              45         45,451
Wachovia Corp.
   3.50%, 8/15/08 ................             110        108,724
   5.35%, 3/15/11 ................              40         40,504
Washington Mutual, Inc.
   4.00%, 1/15/09 ................              50         47,082
   4.20%, 1/15/10 ................               5          4,467
Wells Fargo & Co.
   4.20%, 1/15/10 ................              25         24,842
Zions Bancorporation
   5.50%, 11/16/15 ...............              20         18,756
                                                        ---------
                                                        1,296,627
                                                        ---------
Brokerage - 2.9%
Ameriprise Financial, Inc.
   5.65%, 11/15/15 ...............              20         19,882
The Bear Stearns Co., Inc.
   5.30%, 10/30/15 ...............              65         59,550
   5.55%, 1/22/17 ................              65         58,254
Goldman Sachs Group, Inc.
   4.75%, 7/15/13 ................             120        117,539
   5.625%, 1/15/17 ...............              65         63,477
Lehman Brothers Holdings, Inc.
   5.75%, 5/17/13 - 1/03/17 ......              90         87,805
   Series MTNG
   4.80%, 3/13/14 ................              17         15,822
Merrill Lynch & Co., Inc.
   4.79%, 8/04/10 ................              55         54,498
   Series MTNC
   4.125%, 1/15/09 ...............              50         49,348
Morgan Stanley
   5.30%, 3/01/13 ................              55         54,862
                                                        ---------
                                                          581,037
                                                        ---------
Finance - 4.9%
American Express Co.
   4.75%, 6/17/09 ................              23         23,007
American General Finance Corp.
   4.625%, 5/15/09 ...............             105        104,718
Capital One Bank
   6.50%, 6/13/13 ................              40         39,236
Capital One Financial Corp.
   5.50%, 6/01/15 ................              11         10,146
   6.75%, 9/15/17 ................              14         13,428
CIT Group, Inc.
   5.65%, 2/13/17 ................              65         57,060
   5.85%, 9/15/16 ................              60         52,973
Countrywide Financial Corp.
   Series MTN
   5.80%, 6/07/12 ................              17         12,418
Countrywide Home Loans, Inc.
   Series MTNL
   4.00%, 3/22/11 ................             102         73,649
General Electric Capital Corp.
   3.50%, 2/02/09 ................              55         54,633
   4.00%, 2/17/09 ................             105        104,865
HSBC Finance Corp.
   5.90%, 6/19/12 ................             100        101,585
   6.50%, 11/15/08 ...............             135        136,482
   7.00%, 5/15/12 ................              60         62,866
iStar Financial, Inc.
   5.15%, 3/01/12 ................              15         12,963
   Series 1
   5.875%, 3/15/16 ...............              60         48,979
SLM Corp.
   4.50%, 7/26/10 ................              75         68,790
                                                        ---------
                                                          977,798
                                                        ---------
Insurance - 1.8%
American International Group, Inc.
   4.25%, 5/15/13 ................              30         28,538
Assurant, Inc.
   5.625%, 2/15/14 ...............              30         29,357
Berkshire Hathaway Finance Corp.
   4.20%, 12/15/10 ...............              45         45,233
Liberty Mutual Group, Inc.
   5.75%, 3/15/14 ................              30         30,553
MetLife, Inc.
   5.375%, 12/15/12 ..............              15         15,119
The Travelers Cos, Inc.
   5.50%, 12/01/15 ...............              30         29,793
UnitedHealth Group, Inc.
   4.125%, 8/15/09 ...............              18         17,893
   5.25%, 3/15/11 ................              50         50,559
WellPoint, Inc.
   4.25%, 12/15/09 ...............              55         54,362
XL Capital Ltd.
   5.25%, 9/15/14 ................              55         53,483
                                                        ---------
                                                          354,890
                                                        ---------

                                      FSA-7

--------------------------------------------------------------------------------
Separate Account No. 13 (Pooled)
of AXA Equitable Life Insurance Company


Portfolio of Investments -- December 31, 2007 (Continued)
--------------------------------------------------------------------------------

                                                      Principal
                                                       Amount
                                                        (000)        U.S. $ Value
----------------------------------------------------------------------------------
REITS - 0.5%
Simon Property Group LP
   5.00%, 3/01/12 ...............................      $       45    $    43,893
   5.625%, 8/15/14 ..............................              55         53,808
                                                                       ---------
                                                                          97,701
                                                                       ---------
                                                                       3,308,053
                                                                       ---------
Utility - 3.0%
Electric - 2.4%
Carolina Power & Light Co.
   6.50%, 7/15/12 ...............................              95        101,111
Consumers Energy Co.
   Series C
   4.25%, 4/15/08 ...............................              15         14,950
Exelon Corp.
   6.75%, 5/01/11 ...............................              35         36,580
FirstEnergy Corp.
   Series B
   6.45%, 11/15/11 ..............................              75         77,446
MidAmerican Energy Holdings Co.
   5.875%, 10/01/12 .............................              35         36,277
Nisource Finance Corp.
   7.875%, 11/15/10 .............................              55         58,345
Pacific Gas & Electric Co.
   4.80%, 3/01/14 ...............................              65         63,194
Progress Energy, Inc.
   7.10%, 3/01/11 ...............................              21         22,348
Public Service Company of Colorado
   7.875%, 10/01/12 .............................              30         33,666
SPI Electricity & Gas Australia Holdings Pty Ltd.
   6.15%, 11/15/13 ..............................              30         30,612
                                                                       ---------
                                                                         474,529
                                                                       ---------
Natural Gas - 0.6%
Duke Energy Field Services Corp.
   7.875%, 8/16/10 ..............................              15         16,090
Energy Transfer Partners
   5.65%, 8/01/12 ...............................              60         59,403
Enterprise Products Operating LP
   Series B
   5.60%, 10/15/14 ..............................              35         34,930
                                                                       ---------
                                                                         110,423
                                                                       ---------
                                                                         584,952
                                                                       ---------
Total Corporates - Investment
    Grades ......................................                      7,973,395
                                                                       ---------
U.S. TREASURIES - 22.6%
U.S. Treasury Bonds
   7.25%, 5/15/16 ...............................           2,260      2,779,095
   8.75%, 5/15/17 ...............................             375        510,176
U.S. Treasury Notes
   4.25%, 11/15/17 ..............................             800        813,938
   4.875%, 5/31/11 ..............................             380        400,484
                                                                       ---------
Total U.S. Treasuries ...........................                      4,503,693
                                                                       ---------
MORTGAGE PASS-THRU'S - 9.6%
Agency ARMS - 4.8%
Federal Home Loan Mortgage Corp.
   Series 2006
   5.892%, 12/01/36 (a) .........................             250        254,200
   Series 2007
   6.032%, 11/01/36 (a) .........................             241        245,387
Federal National Mortgage Association
   Series 2005
   5.322%, 9/01/35 (a) ..........................              55         54,883
   Series 2006
   5.695%, 12/01/36 (a) .........................              80         81,443
   5.799%, 3/01/36 (a) ..........................              98         99,699
   5.916%, 6/01/36 (a) ..........................              68         69,015
   Series 2007
   5.648%, 1/01/37 (a) ..........................             151        153,024
                                                                       ---------
                                                                         957,651
                                                                       ---------
Non-Agency ARMS - 3.5%
Bear Stearns Alt-A Trust
   Series 2006-1, Class 22A1
   5.40%, 2/25/36 (b) ...........................              85         82,641
   Series 2007-1, Class 21A1
   5.728%, 1/25/47 (b) ..........................              58         55,958
Citigroup Mortgage Loan Trust, Inc.
   Series 2005-2, Class 1A4
   5.11%, 5/25/35 (b) ...........................             105        102,438
   Series 2006-AR1, Class 3A1
   5.50%, 3/25/36 (a) ...........................             124        123,555
Indymac INDA Mortgage Loan Trust
   Series 2006-AR2, Class 1A1
   5.989%, 9/25/36 (b) ..........................             116        115,852
Indymac Index Mortgage Loan Trust
   Series 2006-AR7, Class 4A1
   6.228%, 5/25/36 (b) ..........................              52         51,717
JPMorgan Alternative Loan Trust
   Series 2006-A4, Class A1
   5.95%, 9/25/36 (b) ...........................              96         94,426
Residential Funding Mortgage Securities, Inc.
   Series 2005-SA3, Class 3A
   5.235%, 8/25/35 (b) ..........................              70         68,400
                                                                       ---------
                                                                         694,987
                                                                       ---------

                                      FSA-8

--------------------------------------------------------------------------------
Separate Account No. 13 (Pooled)
of AXA Equitable Life Insurance Company


Portfolio of Investments -- December 31, 2007 (Continued)
--------------------------------------------------------------------------------

                                                           Principal
                                                            Amount
                                                             (000)          U.S. $ Value
-----------------------------------------------------------------------------------------
Fixed Rate 30-Year - 1.3%
Federal Gold Loan Mortgage Corp.
   Series 2007
   7.00%, 2/01/37 ..................................      $      194        $   201,960
Federal National Mortgage Association
   Series 2007
   6.50%, 11/01/37 .................................              49             50,750
                                                                              ---------
                                                                                252,710
                                                                              ---------
Total Mortgage Pass-Thru's .........................                          1,905,348
                                                                              ---------
COMMERCIAL MORTGAGE-BACKED SECURITIES - 7.0%
Non-Agency Fixed Rate CMBS - 7.0%
Banc of America Commercial Mortgage, Inc.
   Series 2001-PB1, Class A2
   5.787%, 5/11/35 .................................              61             62,373
   Series 2004-6, Class A2
   4.161%, 12/10/42 ................................             100             98,411
Citigroup Commercial Mortgage Trust
   Series 2004-C1, Class A4
   5.529%, 4/15/40 .................................             165            167,018
Credit Suisse First Boston Mortgage Securities Corp.
   Series 2003-CK2, Class A2
   3.861%, 3/15/36 .................................              50             49,879
   Series 2004-C1, Class A4
   4.75%, 1/15/37 ..................................              60             58,579
Greenwich Capital Commercial Funding Corp.
   Series 2003-C1, Class A4
   4.111%, 7/05/35 .................................              90             85,940
GS Mortgage Securities Corp. II
   Series 2001-ROCK, Class C
   6.878%, 5/03/18 .................................             370            391,450
   Series 2004-GG2, Class A6
   5.396%, 8/10/38 .................................              90             90,633
JPMorgan Chase Commercial Mortgage Securities Corp.
   Series 2004-C1, Class A2
   4.302%, 1/15/38 .................................              80             78,526
   Series 2005-LDP5, Class A2
   5.198%, 12/15/44 ................................              85             85,061
LB-UBS Commercial Mortgage Trust
   Series 2003-C3, Class A4
   4.166%, 5/15/32 .................................             110            105,220
   Series 2004-C4, Class A4
   5.296%, 6/15/29 .................................              35             35,462
   Series 2006-C6, Class A4
   5.372%, 9/15/39 .................................              80             79,800
                                                                              ---------
Total Commercial Mortgage-Backed
    Securities .....................................                          1,388,352
                                                                              ---------
ASSET-BACKED SECURITIES - 4.5%
Credit Cards - Fixed Rate - 1.8%
Citibank Credit Card Issuance Trust
   Series 2006-A2, Class A2
   4.85%, 2/10/11 ..................................             300            301,776
MBNA Credit Card Master Note Trust
   Series 2003-A6, Class A6
   2.75%, 10/15/10 .................................              50             49,619
                                                                              ---------
                                                                                351,395
                                                                              ---------
Home Equity Loans - Floating Rate - 1.4%
Bear Stearns Asset Backed Securities, Inc.
   Series 2005-SD1, Class 1A1
   5.015%, 4/25/22 (a) .............................               2              2,214
HFC Home Equity Loan Asset Backed Certificates
   Series 2007-2, Class M1
   5.259%, 7/20/36 (a) .............................              80             51,200
Home Equity Mortgage Trust
   Series 2006-1, Class A2
   5.367%, 5/25/36 (c) .............................              25             12,516
Household Home Equity Loan Trust
   Series 2007-2, Class M2
   5.319%, 7/20/36 (a) .............................              80             44,000
Indymac Residential Asset Backed Trust
   Series 2006-D, Class 2A2
   4.975%, 11/25/36 (a) ............................             135            127,216
RAAC Series
   Series 2006-SP3, Class A1
   4.945%, 8/25/36 (a) .............................              28             27,589
Specialty Underwriting & Residential Finance
   Series 2006-BC1, Class A2A
   4.945%, 12/25/36 (a) ............................              10             10,121
                                                                              ---------
                                                                                274,856
                                                                              ---------
Home Equity Loans - Fixed Rate - 1.0%
Citifinancial Mortgage Securities, Inc.
   Series 2003-1, Class AFPT
   3.36%, 1/25/33 ..................................              27             22,109
Countrywide Asset-Backed Certificates
   Series 2007-S1, Class A3
   5.81%, 11/25/36 .................................             100             82,914
Credit-Based Asset Servicing & Securities, Inc.
   Series 2003-CB1, Class AF
   3.45%, 1/25/33 (c) ..............................              58             57,405
Home Equity Mortgage Trust
   Series 2005-4, Class A3
   4.742%, 1/25/36 .................................              26             20,769
Residential Funding Mortgage Securities II, Inc.
   Series 2005-HI2, Class A3
   4.46%, 5/25/35 ..................................              21             20,771
                                                                              ---------
                                                                                203,968
                                                                              ---------

                                      FSA-9

--------------------------------------------------------------------------------
Separate Account No. 13 (Pooled)
of AXA Equitable Life Insurance Company


Portfolio of Investments -- December 31, 2007 (Concluded)
--------------------------------------------------------------------------------

                                                   Principal
                                                    Amount
                                                     (000)       U.S. $ Value
--------------------------------------------------------------------------------
Other - Fixed Rate - 0.3%
College & University Facility Loan Trust
   Series 1988-2, Class D
   4.00%, 6/01/18 ..........................      $       69    $      64,533
                                                                  -----------
Total Asset-Backed Securities ..............                          894,752
                                                                  -----------
GOVERNMENT-RELATED - U.S. AGENCIES - 3.8%
Agency Debentures - 3.8%
Federal Home Loan Bank
   5.00%, 11/17/17 .........................             570          590,997
Federal Home Loan Mortgage Corp.
   5.125%, 11/17/17 ........................             150          156,516
Federal National Mortgage Association
   Series 2004
   4.625%, 10/15/14 ........................              15           15,397
                                                                  -----------
Total Government-Related - U.S.
    Agencies ...............................                          762,910
                                                                  -----------
MORTGAGE CMO'S - 2.7%
Non-Agency Adjustable Rate - 1.6%
Countrywide Alternative Loan Trust
   Series 2006-OA14, Class 3A1
   5.638%, 11/25/46 (a) ....................             122          114,633
JPMorgan Alternative Loan Trust
   Series 2006-A3, Class 2A1
   6.066%, 7/25/36 (b) .....................             132          130,787
Washington Mutual Mortgage Pass
    Through Certificates
   Series 2005-AR13, Class B2
   5.495%, 10/25/45 (a) ....................              38           30,000
Washington Mutual, Inc.
   Series 2005-AR13, Class B1
   5.465%, 10/25/45 (a) ....................              38           31,868
                                                                  -----------
                                                                      307,288
                                                                  -----------
Non-Agency Fixed Rate - 1.1%
Deutsche Mortgage Securities, Inc.
   Series 2005-WF1, Class 1A1
   5.054%, 6/26/35 .........................              52           51,565
Residential Accredit Loans, Inc.
   Series 2007-QS1, Class 1A1
   6.00%, 1/25/37 ..........................              58           59,861
   Series 2007-QS1, Class 2A10
   6.00%, 1/25/37 ..........................             111          110,911
                                                                  -----------
                                                                      222,337
                                                                  -----------
Total Mortgage CMO's .......................                          529,625
                                                                  -----------
GOVERNMENT-RELATED - NON-U.S. ISSUERS - 2.4%
Sovereigns - 2.4%
United Mexican States
   5.625%, 1/15/17 .........................             220          222,970
Russian Ministry of Finance
   Series VII
   3.00%, 5/14/11 ..........................             280          259,039
                                                                  -----------
Total Government-Related - Non-
    U.S. Issuers ...........................                          482,009
                                                                  -----------
INFLATION-LINKED SECURITIES - 1.7%
U.S. Treasury Notes
   2.375%, 4/15/11 (TIPS) ..................             305          334,650
                                                                  -----------
=CORPORATES - NON-INVESTMENT GRADES - 0.6%
Industrial - 0.6%
Basic - 0.3%
Packaging Corp. of America
   5.75%, 8/01/13 ..........................              45           45,989
                                                                  -----------
Communications - Media - 0.3%
IAC/InterActiveCorp
   7.00%, 1/15/13 ..........................              60           64,796
                                                                  -----------
Total Corporates - Non-Investment
    Grades .................................                          110,785
                                                                  -----------
Total Investments in Long-Term
    Debt Securities - 95.0%
   (amortized cost $18,824,860) ............                       18,885,519
Other assets less liabilities - 5.0% .......                          997,387
                                                                  -----------
Net Assets - 100.0% ........................                      $19,882,906
                                                                  ===========

(a)  Floating Rate Security. Stated interest rate was in effect at December
     31, 2007.
(b)  Variable rate coupon, rate shown as of December 31, 2007.
(c) Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at December 31, 2007.
     Glossary:
     TIPS - Treasury Inflation Protected Security
     The accompanying notes are an integral part of these financial statements.

                                     FSA-10

--------------------------------------------------------------------------------
Separate Account No. 10 (Pooled)
of AXA Equitable Life Insurance Company


Statement of Assets and Liabilities
December 31, 2007
----------------------------------------------------------------------------------------
Assets:
Investments (Notes 2 and 3):
 Common stocks -- at value (cost: $31,584,935) ...........................  $35,339,381
 Long-term debt securities -- at value (amortized cost: $21,410,772) .....   21,351,001
 Short-term debt securities -- at value (amortized cost: $411,138)........      411,138
Receivable for investment securities sold ................................    1,167,921
Interest and dividend receivable .........................................      279,457
----------------------------------------------------------------------------------------
Total assets .............................................................   58,548,898
----------------------------------------------------------------------------------------
Liabilities:
Due to custodian .........................................................       23,723
Payable for investment securities purchased ..............................      494,711
Due to AXA Equitable's General Account ...................................       57,872
Accrued expenses .........................................................      259,604
----------------------------------------------------------------------------------------
Total liabilities ........................................................      835,910
----------------------------------------------------------------------------------------
Net Assets Attributable to Contractowners or in Accumulation .............  $57,712,988
========================================================================================


                             Units Outstanding     Unit Values
                            -------------------  ---------------
Institutional .............           359          $ 23,767.57
RIA .......................        40,198               221.99
Momentum Strategy .........        16,135               151.44
MRP .......................       677,037                53.70
EPP .......................         6,231               229.69

The accompanying notes are an integral part of these financial statements.

                                     FSA-11

--------------------------------------------------------------------------------
Separate Account No. 10 (Pooled)
of AXA Equitable Life Insurance Company


Statement of Operations
Year Ended December 31, 2007
--------------------------------------------------------------------------------------
Investment Income (Note 2):
Dividends (net of foreign taxes withheld of $43,244)...................  $    801,124
Interest ..............................................................     1,221,694
--------------------------------------------------------------------------------------
Total investment income ...............................................     2,022,818
--------------------------------------------------------------------------------------
Expenses (Note 5):
Investment management fees ............................................      (185,932)
Operating and expense charges .........................................      (632,542)
--------------------------------------------------------------------------------------
Total expenses ........................................................      (818,474)
--------------------------------------------------------------------------------------
Net investment income .................................................     1,204,344
--------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) on Investments (Note 2):
Realized gain from security and foreign currency transactions .........     7,029,223
Change in unrealized appreciation/depreciation of investments .........    (5,584,838)
--------------------------------------------------------------------------------------
Net realized and unrealized gain on investments .......................     1,444,385
--------------------------------------------------------------------------------------
Net Increase in Net Assets Attributable to Operations .................  $  2,648,729
======================================================================================

The accompanying notes are an integral part of these financial statements.

                                     FSA-12

--------------------------------------------------------------------------------
Separate Account No. 10 (Pooled)
of AXA Equitable Life Insurance Company


Statements of Changes in Net Assets
------------------------------------------------------------------------------------------------------------------------
                                                                                               Year Ended December 31,
                                                                                                2007            2006
------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets:
From Operations:
Net investment income .................................................................  $  1,204,344    $     943,817
Net realized gain on investments and foreign currency transactions ....................     7,029,223        2,714,239
Change in unrealized appreciation/depreciation of investments .........................    (5,584,838)       1,806,779
------------------------------------------------------------------------------------------------------------------------
Net increase in net assets attributable to operations .................................     2,648,729        5,464,835
------------------------------------------------------------------------------------------------------------------------
From Contributions and Withdrawals:
Contributions .........................................................................     6,236,866        7,108,244
Withdrawals ...........................................................................    (9,570,410)     (13,689,418)
Asset management fees .................................................................       (60,223)         (55,133)
Administrative fees ...................................................................        (8,909)         (11,673)
------------------------------------------------------------------------------------------------------------------------
Net decrease in net assets attributable to contributions and withdrawals ..............    (3,402,676)      (6,647,980)
------------------------------------------------------------------------------------------------------------------------
Decrease in Net Assets ................................................................      (753,947)      (1,183,145)
Net Assets Attributable to Contractowners or in Accumulation -- Beginning of Year .....    58,466,935       59,650,080
------------------------------------------------------------------------------------------------------------------------
Net Assets Attributable to Contractowners or in Accumulation -- End of Year ...........  $ 57,712,988    $  58,466,935
========================================================================================================================

The accompanying notes are an integral part of these financial statements.

                                     FSA-13

--------------------------------------------------------------------------------
Separate Account No. 10 (Pooled)
of AXA Equitable Life Insurance Company


Portfolio of Investments -- December 31, 2007
--------------------------------------------------------------------------------

Company                                            Shares     U.S. $ Value
----------------------------------------------------------------------------
COMMON STOCKS - 61.2%
Financials - 13.2%
Capital Markets - 2.5%
Credit Suisse Group ........................         3,043     $   182,886
Deutsche Bank AG ...........................           700          91,442
Franklin Resources, Inc. ...................           700          80,101
The Goldman Sachs Group, Inc. ..............           500         107,525
Investec PLC ...............................         1,680          15,004
Legg Mason, Inc. ...........................           800          58,520
Lehman Brothers Holdings, Inc. .............         3,200         209,408
Macquarie Group Ltd. .......................         1,355          90,593
Merrill Lynch & Co., Inc. ..................         3,300         177,144
Morgan Stanley .............................         3,700         196,507
Nomura Holdings, Inc. ......................         2,300          39,011
UBS AG (Swiss Virt-X) ......................         4,551         210,460
                                                                 ---------
                                                                 1,458,601
                                                                 ---------
Commercial Banks - 4.2%
Allied Irish Banks PLC .....................         1,800          41,230
Banco Bilbao Vizcaya Argentaria SA                   3,700          90,531
Banco Santander Central Hispano
    SA .....................................         4,200          90,686
Bank of Nova Scotia ........................         1,400          71,247
Barclays PLC ...............................         8,300          83,020
BNP Paribas SA .............................           435          47,134
Canadian Imperial Bank of
    Commerce/Canada ........................           400          28,563
Commerce Bancorp, Inc. .....................         1,800          68,652
Credit Agricole SA .........................         2,600          87,568
Fukuoka Financial Group, Inc. (a) ..........        14,700          86,049
HBOS PLC ...................................         9,100         132,830
HSBC Holdings PLC ..........................        11,800         197,065
Keycorp ....................................         1,400          32,830
Mitsubishi UFJ Financial Group, Inc.                 9,000          84,341
National Australia Bank Ltd. ...............         4,800         159,153
National Bank of Greece SA .................         1,100          75,445
National City Corp. ........................         1,300          21,398
Natixis/France .............................         1,400          26,856
Nordea Bank AB .............................         3,900          65,206
Regions Financial Corp. ....................         1,000          23,650
Royal Bank of Canada .......................         1,700          87,306
Royal Bank of Scotland Group PLC ...........        17,206         151,358
Societe Generale ...........................           600          86,657
Standard Chartered PLC .....................         2,000          73,192
Sumitomo Mitsui Financial Group,
    Inc. ...................................            15         112,374
SunTrust Banks, Inc. .......................           400          24,996
UniCredito Italiano SpA ....................        24,774         205,432
Wachovia Corp. .............................         2,600          98,878
Wells Fargo & Co. ..........................         2,800          84,532
                                                                 ---------
                                                                 2,438,179
                                                                 ---------
Consumer Finance - 0.2%
Capital One Financial Corp. ................           500          23,630
Discover Financial Services ................           700          10,556
ORIX Corp. .................................           630         107,645
                                                                 ---------
                                                                   141,831
                                                                 ---------
Diversified Financial Services - 2.2%
Bank of America Corp. ......................         7,748         319,683
Citigroup, Inc. ............................         7,032         207,022
CME Group, Inc.-Class A ....................           100          68,600
Fortis (Euronext Brussels) .................         3,600          94,654
ING Groep NV ...............................         6,000         234,314
JPMorgan Chase & Co. .......................         6,440         281,106
Suncorp-Metway Ltd. ........................         2,811          41,731
                                                                 ---------
                                                                 1,247,110
                                                                 ---------
Insurance - 3.1%
Aegon NV ...................................         1,900          33,535
Allianz SE .................................           600         129,709
Allstate Corp. .............................           900          47,007
American International Group, Inc. .........         3,000         174,900
Aviva PLC ..................................         3,100          41,405
Catlin Group Ltd. ..........................         6,700          50,960
Fondiaria-Sai SpA (ordinary shares)                  2,200          90,572
Fondiaria-Sai SpA (saving shares) ..........         1,900          53,618
Genworth Financial, Inc.-Class A ...........         2,100          53,445
Hartford Financial Services Group,
    Inc. ...................................           700          61,033
ING Canada, Inc. ...........................         1,100          44,946
Manulife Financial Corp. ...................         2,100          86,232
MetLife, Inc. ..............................         1,700         104,754
Muenchener Rueckversicherungs
    AG .....................................           400          77,579
Old Republic International Corp. ...........         2,000          30,820
Prudential Corp. ...........................        10,500         148,264
QBE Insurance Group Ltd. ...................         3,746         109,580
Royal & Sun Alliance Insurance
    Group ..................................        26,500          77,994
Sun Life Financial, Inc. ...................         1,000          56,387
Swiss Reinsurance ..........................         1,124          79,804
The Travelers Cos, Inc. ....................         1,654          88,985
XL Capital Ltd.-Class A ....................         1,400          70,434
Zurich Financial Services AG ...............           200          58,689
                                                                 ---------
                                                                 1,770,652
                                                                 ---------
Real Estate Investment Trusts (REITs) - 0.3%
Mirvac Group ...............................        31,900         167,934
                                                                 ---------
Real Estate Management &
    Development - 0.2%
Mitsui Fudosan Co., Ltd. ...................         4,800         104,399
                                                                 ---------
Thrifts & Mortgage Finance - 0.5%
Federal Home Loan Mortgage Corp.                     2,800          95,396

                                     FSA-14

--------------------------------------------------------------------------------
Separate Account No. 10 (Pooled)
of AXA Equitable Life Insurance Company


Portfolio of Investments -- December 31, 2007 (Continued)
--------------------------------------------------------------------------------

Company                                          Shares    U.S. $ Value
-------------------------------------------------------------------------
Federal National Mortgage
    Association .........................         3,800     $   151,924
Washington Mutual, Inc. .................         1,600          21,776
                                                              ---------
                                                                269,096
                                                              ---------
                                                              7,597,802
                                                              ---------
Industrials - 7.1%
Aerospace & Defense - 1.3%
BAE Systems PLC .........................         7,300          72,112
Boeing Co. ..............................         2,000         174,920
European Aeronautic Defence &
    Space Co., NV .......................         1,100          35,057
Honeywell International, Inc. ...........         3,500         215,495
Lockheed Martin Corp. ...................           500          52,630
Northrop Grumman Corp. ..................         1,100          86,504
United Technologies Corp. ...............         1,700         130,118
                                                              ---------
                                                                766,836
                                                              ---------
Air Freight & Logistics - 0.1%
FedEx Corp. .............................           400          35,668
                                                              ---------
Airlines - 0.3%
Deutsche Lufthansa AG ...................         4,600         122,156
easyJet PLC (a) .........................         4,178          50,911
                                                              ---------
                                                                173,067
                                                              ---------
Building Products - 0.1%
Trane, Inc. .............................           900          42,039
                                                              ---------
Commercial Services & Supplies - 0.4%
Adecco SA (a) ...........................         1,000          54,055
Avery Dennison Corp. ....................           800          42,512
Corporate Express .......................         7,200          56,235
Michael Page International PLC ..........        10,700          61,211
                                                              ---------
                                                                214,013
                                                              ---------
Construction & Engineering - 0.5%
Fluor Corp. .............................         1,000         145,720
Koninklijke BAM Groep NV ................         3,100          72,864
Vinci SA ................................         1,262          93,317
                                                              ---------
                                                                311,901
                                                              ---------
Electrical Equipment - 0.8%
ABB Ltd. ................................         6,538         188,218
Emerson Electric Co. ....................         2,300         130,318
Hitachi Cable Ltd. ......................        11,400          67,752
Mitsubishi Electric Corp. ...............         7,500          78,407
                                                              ---------
                                                                464,695
                                                              ---------
Industrial Conglomerates - 1.2%
3M Co. ..................................         1,000          84,320
General Electric Co. ....................         8,400         311,388
Siemens AG ..............................         1,100         174,110
Textron, Inc. ...........................         1,100          78,430
Tyco International Ltd. .................           675          26,764
                                                              ---------
                                                                675,012
                                                              ---------
Machinery - 1.4%
Atlas Copco AB-Class A ..................         9,466         141,415
Caterpillar, Inc. .......................           800          58,048
Cummins, Inc. ...........................           600          76,422
Danaher Corp. ...........................         1,000          87,740
Eaton Corp. .............................           700          67,865
Ingersoll-Rand Co. Ltd.-Class A .........         2,200         102,234
Parker Hannifin Corp. ...................           500          37,655
SPX Corp. ...............................           700          71,995
Sumitomo Heavy Industries Ltd. ..........         9,000          82,972
Vallourec ...............................           300          81,090
                                                              ---------
                                                                807,436
                                                              ---------
Marine - 0.2%
Mitsui OSK Lines Ltd. ...................        11,000         140,398
                                                              ---------
Road & Rail - 0.3%
CSX Corp. ...............................         2,100          92,358
West Japan Railway Co. ..................            22         109,286
                                                              ---------
                                                                201,644
                                                              ---------
Trading Companies & Distributors - 0.4%
Itochu Corp. ............................         3,200          31,277
Mitsubishi Corp. ........................         5,000         136,943
Mitsui & Co. Ltd. .......................         4,000          84,672
                                                              ---------
                                                                252,892
                                                              ---------
Transportation Infrastructure - 0.1%
Macquarie Infrastructure Group ..........        16,700          44,397
                                                              ---------
                                                              4,129,998
                                                              ---------
Energy - 6.8%
Energy Equipment & Services - 1.5%
Baker Hughes, Inc. ......................         2,000         162,200
BJ Services Co. .........................         3,300          80,058
Halliburton Co. .........................         4,700         178,177
Nabors Industries Ltd. (a) ..............         4,200         115,038
Schlumberger Ltd. .......................         2,000         196,740
Transocean, Inc. ........................           856         122,537
                                                              ---------
                                                                854,750
                                                              ---------
Oil, Gas & Consumable Fuels - 5.3%
BP PLC ..................................        21,500         262,414
Chevron Corp. ...........................         3,600         335,988
ConocoPhillips ..........................         1,800         158,940
Cosmo Oil Co. Ltd. ......................        14,000          52,629
EnCana Corp. ............................         1,700         116,144
ENI SpA .................................         4,794         175,319
EOG Resources, Inc. .....................           700          62,475
Exxon Mobil Corp. .......................         6,512         610,109
Husky Energy, Inc. ......................         2,200          98,560
Marathon Oil Corp. ......................         1,600          97,376
Nexen, Inc. .............................         2,800          90,972
Nippon Mining Holdings, Inc. ............         2,500          16,021
Noble Energy, Inc. ......................         2,500         198,800

                                     FSA-15

--------------------------------------------------------------------------------
Separate Account No. 10 (Pooled)
of AXA Equitable Life Insurance Company


Portfolio of Investments -- December 31, 2007 (Continued)
--------------------------------------------------------------------------------

Company                                             Shares      U.S. $ Value
-----------------------------------------------------------------------------
OMV AG ......................................           700     $    56,635
Petro-Canada ................................         1,600          86,235
Repsol YPF SA ...............................         4,500         160,166
Royal Dutch Shell PLC-Class B ...............         2,700         111,991
Total SA ....................................         4,100         340,161
Valero Energy Corp. .........................           700          49,021
                                                                  ---------
                                                                  3,079,956
                                                                  ---------
                                                                  3,934,706
                                                                  ---------
Information Technology - 6.6%
Communications Equipment - 0.9%
Cisco Systems, Inc. (a) .....................         7,000         189,490
Motorola, Inc. ..............................         3,500          56,140
Nokia OYJ ...................................         5,530         214,103
Qualcomm, Inc. ..............................         1,800          70,830
                                                                  ---------
                                                                    530,563
                                                                  ---------
Computers & Peripherals - 2.1%
Apple, Inc. (a) .............................         1,200         237,696
Dell, Inc. (a) ..............................         2,900          71,079
Fujitsu Ltd. ................................         6,000          40,438
Hewlett-Packard Co. .........................         3,800         191,824
International Business Machines
    Corp. ...................................         3,100         335,110
NEC Corp. ...................................        24,000         110,629
Network Appliance, Inc. (a) .................         1,100          27,456
Seiko Epson Corp. ...........................         2,000          43,410
Sun Microsystems, Inc. (a) ..................         3,400          61,642
Toshiba Corp. ...............................        13,000          97,391
                                                                  ---------
                                                                  1,216,675
                                                                  ---------
Electronic Equipment & Instruments - 1.0%
Alps Electric Co., Ltd. .....................         4,000          51,877
Avnet, Inc. (a) .............................         1,200          41,964
Epcos AG ....................................         6,700         115,029
Flextronics International Ltd. (a) ..........        10,900         131,454
Hoya Corp. ..................................         1,000          31,864
Murata Manufacturing Co. Ltd. ...............         1,300          75,399
Oki Electric Industry Co., Ltd. (a) .........        46,000          72,052
Tyco Electronics Ltd. .......................           675          25,063
                                                                  ---------
                                                                    544,702
                                                                  ---------
Internet Software & Services - 0.5%
eBay, Inc. (a) ..............................         1,800          59,742
Google, Inc.-Class A (a) ....................           300         207,444
                                                                  ---------
                                                                    267,186
                                                                  ---------
IT Services - 0.1%
Electronic Data Systems Corp. ...............         3,900          80,847
                                                                  ---------
Office Electronics - 0.2%
Canon, Inc. .................................         2,600         121,011
                                                                  ---------
Semiconductors & Semiconductor
    Equipment - 0.7%
Broadcom Corp.-Class A (a) ..................         2,400          62,736
Intel Corp. .................................         7,000         186,620
Nvidia Corp. (a) ............................         2,100          71,442
Texas Instruments, Inc. .....................         1,900          63,460
                                                                  ---------
                                                                    384,258
                                                                  ---------
Software - 1.1%
Adobe Systems, Inc. (a) .....................         1,100          47,003
Microsoft Corp. .............................        13,800         491,280
Oracle Corp. (a) ............................         5,000         112,900
                                                                  ---------
                                                                    651,183
                                                                  ---------
                                                                  3,796,425
                                                                  ---------
Consumer Discretionary - 6.0%
Auto Components - 0.5%
Autoliv, Inc. ...............................           700          36,897
BorgWarner, Inc. ............................         1,200          58,092
Compagnie Generale des
    Etablissements Michelin-Class B                     400          45,841
Continental AG ..............................           800         103,641
Denso Corp. .................................         1,400          57,391
WABCO Holdings, Inc. ........................           300          15,027
                                                                  ---------
                                                                    316,889
                                                                  ---------
Automobiles - 1.1%
DaimlerChrysler AG ..........................         1,200         115,992
Fiat SpA ....................................         1,600          41,344
Honda Motor Co. Ltd. ........................         2,200          73,842
Isuzu Motors Ltd. ...........................         7,600          34,556
Nissan Motor Co. Ltd. .......................         8,200          90,275
Renault SA ..................................         1,300         184,113
Toyota Motor Corp. ..........................         1,400          75,686
                                                                  ---------
                                                                    615,808
                                                                  ---------
Diversified Consumer Services - 0.1%
Apollo Group, Inc.-Class A (a) ..............           500          35,075
                                                                  ---------
Hotels, Restaurants & Leisure - 1.1%
Accor SA ....................................           773          61,729
Compass Group PLC ...........................        13,400          82,108
Greene King PLC .............................         4,200          66,558
McDonald's Corp. ............................         1,900         111,929
OPAP, SA ....................................         3,000         120,091
Starwood Hotels & Resorts
    Worldwide, Inc. .........................           800          35,224
TUI AG ......................................         1,800          50,375
TUI Travel PLC (a) ..........................        15,700          91,372
                                                                  ---------
                                                                    619,386
                                                                  ---------
Household Durables - 0.7%
Electrolux AB Series B ......................         3,700          62,149
Sharp Corp. .................................         5,000          89,953
Sony Corp. ..................................         2,300         127,635

                                     FSA-16

--------------------------------------------------------------------------------
Separate Account No. 10 (Pooled)
of AXA Equitable Life Insurance Company


Portfolio of Investments -- December 31, 2007 (Continued)
--------------------------------------------------------------------------------

Company                                        Shares    U.S. $ Value
----------------------------------------------------------------------
Sumitomo Forestry Co. Ltd. ............         9,000     $    65,652
Taylor Wimpey PLC .....................         9,609          38,855
                                                            ---------
                                                              384,244
                                                            ---------
Internet & Catalog Retail - 0.1%
Home Retail Group PLC .................         6,700          43,647
                                                            ---------
Leisure Equipment & Products - 0.2%
Nikon Corp. ...........................         2,900         100,452
                                                            ---------
Media - 1.3%
CBS Corp.-Class B .....................         4,420         120,445
Citadel Broadcasting Corp. ............           199             410
Comcast Corp.-Class A (a) .............         4,671          85,292
Comcast Corp.-Special-Class A (a) .....         4,800          86,976
Gannett Co., Inc. .....................           900          35,100
Pearson PLC ...........................         4,900          71,378
Societe Television Francaise 1 ........         2,100          56,104
Time Warner, Inc. .....................         3,100          51,181
Vivendi ...............................         1,500          68,718
The Walt Disney Co. ...................         2,600          83,928
Wolters Kluwer NV (a) .................         1,900          62,355
WPP Group PLC .........................         2,800          35,925
                                                            ---------
                                                              757,812
                                                            ---------
Multiline Retail - 0.2%
Kohl's Corp. (a) ......................         1,100          50,380
Marks & Spencer Group PLC .............         4,600          51,078
Target Corp. ..........................           700          35,000
                                                            ---------
                                                              136,458
                                                            ---------
Specialty Retail - 0.7%
Best Buy Co., Inc. ....................         1,400          73,710
Dunelm Group PLC ......................        12,500          43,599
The Gap, Inc. .........................         2,800          59,584
Home Depot, Inc. ......................         2,440          65,734
Inditex SA ............................         1,000          61,345
Lowe's Cos, Inc. ......................         1,800          40,716
Ltd. Brands, Inc. .....................         1,900          35,967
                                                            ---------
                                                              380,655
                                                            ---------
                                                            3,390,426
                                                            ---------
Materials - 5.7%
Chemicals - 1.7%
Air Products & Chemicals, Inc. ........         1,200         118,356
Arkema (a) ............................         1,100          72,169
BASF SE ...............................         1,400         206,961
Bayer AG ..............................           500          45,527
Ciba Specialty Chemicals AG ...........           900          41,700
Dow Chemical Co. ......................         1,200          47,304
E.I. Du Pont de Nemours & Co. .........         1,500          66,135
Hitachi Chemical Co., Ltd. ............         4,000          92,191
Lubrizol Corp. ........................           800          43,328
Mitsubishi Chemical Holdings Corp.              5,000          38,398
Mitsui Chemicals, Inc. ................        10,000          65,697
Monsanto Co. ..........................         1,500         167,535
                                                            ---------
                                                            1,005,301
                                                            ---------
Construction Materials - 0.1%
CRH PLC ...............................         1,800          62,542
                                                            ---------
Containers & Packaging - 0.5%
David S Smith Holdings ................        16,700          69,434
Rengo Co. Ltd. ........................        20,000         130,499
Smurfit-Stone Container Corp. (a) .....         3,400          35,904
Sonoco Products Co. ...................           900          29,412
                                                            ---------
                                                              265,249
                                                            ---------
Metals & Mining - 3.0%
Alcoa, Inc. ...........................         1,000          36,550
Anglo American PLC ....................         1,100          67,238
ArcelorMittal (Euronext Paris) ........         2,500         194,131
BHP Billiton Ltd. .....................         7,700         271,185
JFE Holdings, Inc. ....................         2,000         101,320
Rio Tinto PLC .........................         3,974         419,341
Sumitomo Metal Mining Co. Ltd. ........         4,000          68,382
Teck Cominco Ltd.-Class B .............         4,000         143,441
Voestalpine AG ........................         1,800         129,946
Xstrata PLC ...........................         2,636         185,715
Zinifex Ltd. ..........................         8,200          89,214
                                                            ---------
                                                            1,706,463
                                                            ---------
Paper & Forest Products - 0.4%
M-real OYJ-Class B ....................         6,900          32,738
PaperlinX Ltd. ........................        27,300          63,715
Stora Enso Oyj-Class R ................         3,300          49,333
Svenska Cellulosa AB-Class B ..........         4,800          85,084
                                                            ---------
                                                              230,870
                                                            ---------
                                                            3,270,425
                                                            ---------
Health Care - 5.3%
Biotechnology - 0.3%
Celgene Corp. (a) .....................         1,300          60,073
Genentech, Inc. (a) ...................         1,200          80,484
Gilead Sciences, Inc. (a) .............         1,400          64,414
                                                            ---------
                                                              204,971
                                                            ---------
Health Care Equipment & Supplies - 0.6%
Alcon, Inc. ...........................           600          85,824
Baxter International, Inc. ............           800          46,440
Becton Dickinson & Co. ................           600          50,148
Covidien Ltd. .........................           675          29,895
Essilor International SA ..............         1,700         108,332
Nobel Biocare Holding AG ..............           171          45,727
                                                            ---------
                                                              366,366
                                                            ---------
Health Care Providers & Services - 0.8%
Aetna, Inc. ...........................         1,000          57,730
Cardinal Health, Inc. .................           500          28,875

                                     FSA-17

--------------------------------------------------------------------------------
Separate Account No. 10 (Pooled)
of AXA Equitable Life Insurance Company


Portfolio of Investments -- December 31, 2007 (Continued)
--------------------------------------------------------------------------------

Company                                           Shares      U.S. $ Value
---------------------------------------------------------------------------
Laboratory Corp. of America
    Holdings (a) ..........................           500     $    37,765
McKesson Corp. ............................           700          45,857
Medco Health Solutions, Inc. (a) ..........           600          60,840
UnitedHealth Group, Inc. ..................         2,100         122,220
WellPoint, Inc. (a) .......................         1,100          96,503
                                                                ---------
                                                                  449,790
                                                                ---------
Pharmaceuticals - 3.6%
Abbott Laboratories .......................         3,200         179,680
Allergan, Inc. ............................         1,000          64,240
AstraZeneca PLC ...........................         2,600         111,662
Bristol-Myers Squibb Co. ..................         1,500          39,780
Eli Lilly & Co. ...........................         1,500          80,085
GlaxoSmithKline PLC .......................         7,200         182,758
Johnson & Johnson .........................         1,700         113,390
Merck & Co., Inc. .........................         4,800         278,928
Novartis AG ...............................         1,945         106,596
Pfizer, Inc. ..............................        13,704         311,492
Roche Holding AG ..........................           970         167,445
Sanofi-Aventis SA .........................         2,700         248,250
Shionogi & Co. Ltd. .......................         2,000          35,355
Takeda Pharmaceutical Co. Ltd. ............         1,000          58,805
Wyeth .....................................         2,000          88,380
                                                                ---------
                                                                2,066,846
                                                                ---------
                                                                3,087,973
                                                                ---------
Consumer Staples - 4.3%
Beverages - 0.6%
Anheuser-Busch Cos, Inc. ..................         1,000          52,340
Carlsberg A/S-Class B .....................           700          84,577
PepsiCo, Inc. .............................         1,100          83,490
SABMiller PLC .............................         3,900         109,597
                                                                ---------
                                                                  330,004
                                                                ---------
Food & Staples Retailing - 0.6%
Carrefour SA ..............................           700          54,459
The Kroger Co. ............................         3,800         101,498
Safeway, Inc. .............................         2,300          78,683
Walgreen Co. ..............................         1,400          53,312
Wal-Mart Stores, Inc. .....................         1,100          52,283
                                                                ---------
                                                                  340,235
                                                                ---------
Food Products - 1.5%
Archer-Daniels-Midland Co. ................         1,300          60,359
Bunge Ltd. ................................           900         104,769
ConAgra Foods, Inc. .......................         2,200          52,338
Greencore Group PLC .......................         8,100          55,874
Hershey Co. ...............................           900          35,460
Kraft Foods, Inc.-Class A .................         3,944         128,693
Nestle SA .................................           435         199,629
Sara Lee Corp. ............................         3,100          49,786
Unilever NV ...............................         3,200         117,493
WM Wrigley Jr Co. .........................         1,550          90,752
                                                                ---------
                                                                  895,153
                                                                ---------
Household Products - 0.8%
Clorox Co. ................................         1,400          91,238
Colgate-Palmolive Co. .....................         1,200          93,552
Kimberly-Clark Corp. ......................           800          55,472
Procter & Gamble Co. ......................         3,200         234,944
                                                                ---------
                                                                  475,206
                                                                ---------
Personal Products - 0.1%
L'Oreal SA ................................           400          57,217
                                                                ---------
Tobacco - 0.7%
Altria Group, Inc. ........................         4,100         309,878
British American Tobacco PLC ..............         2,600         101,445
                                                                ---------
                                                                  411,323
                                                                ---------
                                                                2,509,138
                                                                ---------
Telecommunication Services - 3.4%
Diversified Telecommunication
    Services - 2.3%
AT&T, Inc. ................................         5,000         207,800
BCE, Inc. .................................         3,400         136,447
Cable & Wireless PLC ......................        29,500         108,895
Deutsche Telekom AG-Class W ...............         6,000         131,654
France Telecom SA .........................         2,300          82,668
Nippon Telegraph & Telephone Corp.                     16          80,054
Royal KPN NV ..............................         2,400          43,587
Tele2 AB-Class B ..........................         4,000          80,192
Telecom Italia SpA ........................        14,400          44,673
Telefonica SA .............................         5,910         191,715
Telekom Austria AG ........................         3,200          88,902
Verizon Communications, Inc. ..............         2,800         122,332
                                                                ---------
                                                                1,318,919
                                                                ---------
Wireless Telecommunication Services - 1.1%
NTT DoCoMo, Inc. ..........................           100         166,480
Sprint Nextel Corp. .......................         7,181          94,287
Vodafone Group PLC ........................        96,700         360,408
                                                                ---------
                                                                  621,175
                                                                ---------
                                                                1,940,094
                                                                ---------
Utilities - 2.8%
Electric Utilities - 1.7%
American Electric Power Co., Inc. .........         2,700         125,712
British Energy Group PLC ..................        10,200         110,830
Duke Energy Corp. .........................         2,800          56,476
E.ON AG ...................................           900         191,319
Enel SpA ..................................         5,600          66,507
Entergy Corp. .............................           700          83,664
Iberdrola SA ..............................         4,000          60,732
Public Power Corp. ........................         1,800          94,602
Scottish & Southern Energy PLC ............         3,700         120,572

                                     FSA-18

--------------------------------------------------------------------------------
Separate Account No. 10 (Pooled)
of AXA Equitable Life Insurance Company


Portfolio of Investments -- December 31, 2007 (Continued)
--------------------------------------------------------------------------------

Company                                     Shares    U.S. $ Value
-------------------------------------------------------------------
The Southern Co. .........................   1,000    $     38,750
Tokyo Electric Power Co. Inc. ............   2,300          59,494
                                                        ----------
                                                         1,008,658
                                                        ----------
Gas Utilities - 0.1%
Tokyo Gas Co., Ltd. ......................  13,000          60,855
                                                        ----------
Independent Power Producers &
    Energy Traders - 0.2%
Constellation Energy Group, Inc. .........     600          61,518
International Power PLC ..................   6,700          60,234
                                                        ----------
                                                           121,752
                                                        ----------
Multi-Utilities - 0.8%
Centrica PLC .............................  12,800          91,133
Dominion Resources, Inc. .................   1,000          47,450
RWE AG ...................................   1,065         149,960
Suez SA ..................................   2,300         156,372
Veolia Environnement .....................     500          45,585
                                                        ----------
                                                           490,500
                                                        ----------
                                                         1,681,765
                                                        ----------
Total Common Stocks
   (cost $31,584,935) ....................              35,338,752
                                                        ----------


                              Principal
                               Amount
Company                         (000)   U.S. $ Value
----------------------------------------------------
LONG-TERM DEBT SECURITIES - 37.0%
CORPORATES - INVESTMENT GRADES - 13.2%
Industrial - 6.5%
Basic - 0.7%
Dow Chemical Co.
   5.75%, 12/15/08 ..........   $  55    $  55,433
   5.97%, 1/15/09 ...........      50       50,650
   7.375%, 11/01/29 .........      10       10,999
ICI Wilmington, Inc.
   4.375%, 12/01/08 .........      55       54,924
International Paper Co.
   5.30%, 4/01/15 ...........      45       43,921
Ispat Inland ULC
   9.75%, 4/01/14 ...........      25       27,087
Lubrizol Corp.
   4.625%, 10/01/09 .........      25       25,106
United States Steel Corp.
   6.65%, 6/01/37 ...........      60       53,523
Westvaco Corp.
   8.20%, 1/15/30 ...........      10       10,692
Weyerhaeuser Co.
   5.95%, 11/01/08 ..........      40       40,324
   7.375%, 3/15/32 ..........      55       55,195
                                           -------
                                           427,854
                                           -------
Capital Goods - 0.8%
Boeing Capital Corp.
   4.75%, 8/25/08 ...........      35       35,119
Brascan Corp.
   8.125%, 12/15/08 .........      55       56,663
Caterpillar Financial Services
   4.50%, 6/15/09 ...........      30       30,011
CRH America, Inc.
   6.95%, 3/15/12 ...........      55       58,158
Illinois Tool Works, Inc.
   5.75%, 3/01/09 ...........      23       23,388
John Deere Capital Corp.
   4.875%, 3/16/09 ..........      55       55,109
   6.00%, 2/15/09 ...........      55       55,715
Textron Financial Corp.
   5.125%, 11/01/10 .........      25       25,495
Textron, Inc.
   6.375%, 11/15/08 .........      25       25,367
Tyco International Group SA
   6.00%, 11/15/13 ..........      35       35,974
Waste Management, Inc.
   6.875%, 5/15/09 ..........      50       51,333
                                          --------
                                           452,332
                                          --------
Communications - Media - 0.7%
British Sky Broadcasting Group PLC
   6.875%, 2/23/09 ..........      20       20,389
BSKYB Finance UK PLC
   5.625%, 10/15/15 .........      40       39,357
Comcast Cable Communications
   Holdings, Inc.
   9.455%, 11/15/22 .........      30       38,149
Comcast Cable Communications LLC
   6.875%, 6/15/09 ..........      45       46,286
News America, Inc.
   6.55%, 3/15/33 ...........      25       24,972
RR Donnelley & Sons Co.
   4.95%, 4/01/14 ...........      15       14,142
   5.50%, 5/15/15 ...........      45       43,298
TCI Communications, Inc.
   7.875%, 2/15/26 ..........      50       56,503
Time Warner Entertainment Co.
   8.375%, 3/15/23 ..........      55       64,784
WPP Finance Corp.
   5.875%, 6/15/14 ..........      30       31,927
                                          --------
                                           379,807
                                          --------
Communications -
   Telecommunications - 1.6%
America Movil SAB de CV
   5.75%, 1/15/15 ...........      60       59,882
AT&T Corp.
   8.00%, 11/15/31 ..........       5        6,140

                                     FSA-19

--------------------------------------------------------------------------------
Separate Account No. 10 (Pooled)
of AXA Equitable Life Insurance Company


Portfolio of Investments -- December 31, 2007 (Continued)
--------------------------------------------------------------------------------

                                                Principal
                                                 Amount
Company                                           (000)     U.S. $ Value
-------------------------------------------------------------------------
British Telecommunications PLC
   8.625%, 12/15/10 .....................        $     70    $  76,815
Embarq Corp.
   6.738%, 6/01/13 ......................               5        5,172
   7.082%, 6/01/16 ......................              90       92,734
New Cingular Wireless Services, Inc.
   8.75%, 3/01/31 .......................              25       32,400
Pacific Bell
   6.625%, 10/15/34 .....................              60       59,870
Qwest Corp.
   7.50%, 10/01/14 ......................              55       55,825
   8.875%, 3/15/12 ......................              50       53,500
Sprint Capital Corp.
   6.875%, 11/15/28 .....................              60       56,902
   8.375%, 3/15/12 ......................              85       92,057
Telecom Italia Capital SA
   4.00%, 11/15/08 - 1/15/10 ............             120      117,723
   6.375%, 11/15/33 .....................              10       10,015
Telefonos de Mexico SAB de CV
   4.50%, 11/19/08 ......................              50       49,755
US Cellular Corp.
   6.70%, 12/15/33 ......................              65       59,697
Verizon Communications, Inc.
   4.90%, 9/15/15 .......................              25       24,321
Verizon New Jersey, Inc.
   Series A
   5.875%, 1/17/12 ......................              35       36,043
Vodafone Group PLC
   5.50%, 6/15/11 .......................              50       50,531
                                                               -------
                                                               939,382
                                                               -------
Consumer Cyclical - Automotive - 0.1%
DaimlerChrysler North America
   4.875%, 6/15/10 ......................              25       24,889
Toyota Motor Credit Corp.
   5.50%, 12/15/08 ......................              55       54,870
                                                               -------
                                                                79,759
                                                               -------
Consumer Cyclical - Other - 0.2%
Starwood Hotels & Resorts Worldwide, Inc.
   7.375%, 11/15/15 .....................              45       46,457
   7.875%, 5/01/12 ......................              46       48,880
Toll Brothers Finance Corp.
   5.15%, 5/15/15 .......................              10        9,074
   6.875%, 11/15/12 .....................              25       24,419
                                                               -------
                                                               128,830
                                                               -------
Consumer Non-Cyclical - 1.3%
Abbott Laboratories
   3.50%, 2/17/09 .......................              31       30,593
   5.375%, 5/15/09 ......................              55       55,841
Altria Group, Inc.
   7.75%, 1/15/27 .......................              35       45,094
Bunge Ltd Finance Corp.
   4.375%, 12/15/08 .....................              55       54,637
   5.10%, 7/15/15 .......................              19       17,995
Cadbury Schweppes US Finance LLC
   5.125%, 10/01/13 .....................              55       54,968
ConAgra Foods, Inc.
   7.875%, 9/15/10 ......................              20       21,467
Fisher Scientific International, Inc.
   6.125%, 7/01/15 ......................              50       49,667
   6.75%, 8/15/14 .......................              43       44,073
Fortune Brands, Inc.
   5.125%, 1/15/11 ......................              30       29,939
Kraft Foods, Inc.
   4.125%, 11/12/09 .....................              95       94,180
   5.25%, 10/01/13 ......................              50       49,158
The Kroger Co.
   6.80%, 12/15/18 ......................              20       21,270
Reynolds American, Inc.
   7.625%, 6/01/16 ......................              55       58,465
Safeway, Inc.
   4.125%, 11/01/08 .....................              28       27,699
Tyson Foods, Inc.
   6.85%, 4/01/16 .......................              55       56,439
Wyeth
   5.50%, 2/01/14 .......................              38       38,595
                                                               -------
                                                               750,080
                                                               -------
Energy - 0.3%
Amerada Hess Corp.
   7.875%, 10/01/29 .....................              40       47,345
ConocoPhillips
   6.375%, 3/30/09 ......................              24       24,530
Norsk Hydro
   6.36%, 1/15/09 .......................              17       17,269
Valero Energy Corp.
   6.875%, 4/15/12 ......................              45       48,017
Vastar Resources, Inc.
   6.50%, 4/01/09 .......................              55       56,415
                                                               -------
                                                               193,576
                                                               -------
Technology - 0.6%
Electronic Data Systems Corp.
   7.45%, 10/15/29 ......................              30       30,780
   Series B
   6.50%, 8/01/13 .......................              65       65,725
International Business Machines Corp.
   4.375%, 6/01/09 ......................              15       15,137
   5.375%, 2/01/09 ......................              25       25,354
Motorola, Inc.

                                     FSA-20

--------------------------------------------------------------------------------
Separate Account No. 10 (Pooled)
of AXA Equitable Life Insurance Company


Portfolio of Investments -- December 31, 2007 (Continued)
--------------------------------------------------------------------------------

                                         Principal
                                          Amount
Company                                    (000)      U.S. $ Value
-------------------------------------------------------------------
   6.50%, 9/01/25 ................      $       35    $    33,989
   7.50%, 5/15/25 ................              10         10,640
   7.625%, 11/15/10 ..............               5          5,356
Oracle Corp.
   5.25%, 1/15/16 ................              90         89,823
Xerox Corp.
   7.625%, 6/15/13 ...............              10         10,436
   9.75%, 1/15/09 ................              39         40,771
                                                        ---------
                                                          328,011
                                                        ---------
Transportation - Railroads - 0.2%
Norfolk Southern Corp.
   6.20%, 4/15/09 ................             100        102,107
                                                        ---------
                                                        3,781,738
                                                        ---------
Financial Institutions - 5.7%
Banking - 2.4%
Bank of America Corp.
   3.375%, 2/17/09 ...............              10          9,871
   5.875%, 2/15/09 ...............              55         55,791
Barclays Bank PLC
   8.55%, 6/15/11 (b) ............              75         78,997
Citicorp
   Series MTNF
   6.375%, 11/15/08 ..............              11         11,149
Citigroup, Inc.
   3.625%, 2/09/09 ...............              60         59,196
   4.625%, 8/03/10 ...............             100         99,455
   5.286%, 6/09/09 (c) ...........              40         39,693
   6.20%, 3/15/09 ................              45         45,618
Credit Suisse USA, Inc.
   3.875%, 1/15/09 ...............              50         49,584
Deutsche Bank Financial, Inc.
   7.50%, 4/25/09 ................             100        103,611
JPMorgan Chase & Co.
   6.00%, 1/15/09 ................              40         40,404
   6.75%, 2/01/11 ................              70         73,499
Marshall & Ilsley Corp.
   4.375%, 8/01/09 ...............              48         47,535
   5.626%, 8/17/09 ...............              26         26,259
MBNA Corp.
   4.625%, 9/15/08 ...............              55         54,866
RBS Capital Trust III
   5.512%, 9/30/14 (b) ...........             105         96,526
Resona Preferred Global Securities
   7.191%, 7/30/15 (b) ...........              25         24,806
Royal Bank of Scotland Group PLC
   7.648%, 9/30/31 (b) ...........              30         30,952
UBS Preferred Funding Trust I
   8.622%, 10/01/10 (b) ..........              40         43,103
UFJ Finance Aruba AEC
   6.75%, 7/15/13 ................             100        108,637
US Bancorp
   5.30%, 4/28/09 ................              55         55,551
Wachovia Capital Trust III
   5.80%, 3/15/11 (b) ............              40         35,742
Wachovia Corp.
   3.625%, 2/17/09 ...............              60         58,758
   5.625%, 12/15/08 ..............              24         23,953
Washington Mutual, Inc.
   4.00%, 1/15/09 ................              60         56,499
   4.20%, 1/15/10 ................               5          4,467
Wells Fargo & Co.
   4.20%, 1/15/10 ................              35         34,779
Zions Bancorporation
   5.50%, 11/16/15 ...............              25         23,445
                                                        ---------
                                                        1,392,746
                                                        ---------
Brokerage - 0.8%
The Bear Stearns Co., Inc.
   5.30%, 10/30/15 ...............              25         22,904
   5.70%, 11/15/14 ...............              35         33,190
   7.625%, 12/07/09 ..............              55         56,539
The Goldman Sachs Group, Inc.
   3.875%, 1/15/09 ...............              43         42,559
   4.75%, 7/15/13 ................              35         34,282
   5.125%, 1/15/15 ...............              25         24,559
   7.35%, 10/01/09 ...............              12         12,537
Lehman Brothers Holdings, Inc.
   6.00%, 5/03/32 (b) ............              55         48,885
   6.20%, 9/26/14 ................              21         21,388
   6.50%, 7/19/17 ................              20         20,237
   7.875%, 11/01/09 ..............              11         11,465
Merrill Lynch & Co., Inc.
   6.11%, 1/29/37 ................             100         88,319
   Series MTNC
   4.125%, 1/15/09 ...............              18         17,765
                                                        ---------
                                                          434,629
                                                        ---------
Finance - 1.5%
American Express Co.
   4.75%, 6/17/09 ................              24         24,007
American General Finance Corp.
   4.625%, 5/15/09 ...............              55         54,852
Capital One Bank
   4.25%, 12/01/08 ...............             100         97,856
   6.50%, 6/13/13 ................              35         34,331
Capital One Financial Corp.
   5.50%, 6/01/15 ................              11         10,146
CIT Group, Inc.
   5.125%, 9/30/14 ...............              15         13,213
   5.65%, 2/13/17 ................              60         52,671

                                     FSA-21

--------------------------------------------------------------------------------
Separate Account No. 10 (Pooled)
of AXA Equitable Life Insurance Company


Portfolio of Investments -- December 31, 2007 (Continued)
--------------------------------------------------------------------------------

                                              Principal
                                               Amount
Company                                         (000)      U.S. $ Value
-----------------------------------------------------------------------
   7.625%, 11/30/12 ...................        $     45    $    45,612
Countrywide Financial Corp.
   Series MTN
   5.80%, 6/07/12 .....................              70         51,135
General Electric Capital Corp.
   3.50%, 2/02/09 .....................              60         59,600
   4.00%, 2/17/09 .....................             110        109,859
   4.375%, 11/21/11 ...................              15         14,882
   6.75%, 3/15/32 .....................              45         51,092
Household Finance Corp.
   4.125%, 12/15/08 ...................              10          9,908
HSBC Finance Corp.
   6.50%, 11/15/08 ....................              75         75,823
   7.00%, 5/15/12 .....................              25         26,194
International Lease Finance Corp.
   6.375%, 3/15/09 ....................              55         55,622
iStar Financial, Inc.
   5.15%, 3/01/12 .....................              40         34,569
   Series B
   5.95%, 10/15/13 ....................              60         52,284
                                                             ---------
                                                               873,656
                                                             ---------
Insurance - 0.8%
The Allstate Corp.
   6.125%, 5/15/37 (b) ................              50         48,241
Allstate Life Global Funding Trusts
   4.50%, 5/29/09 .....................              24         24,075
Assurant, Inc.
   5.625%, 2/15/14 ....................              15         14,679
Genworth Financial, Inc.
   5.231%, 5/16/09 ....................              55         55,405
Hartford Financial Services Group, Inc.
   6.10%, 10/01/41 ....................              50         47,468
Humana, Inc.
   6.30%, 8/01/18 .....................              50         48,942
Liberty Mutual Group, Inc.
   5.75%, 3/15/14 .....................              30         30,553
UnitedHealth Group, Inc.
   4.125%, 8/15/09 ....................              22         21,870
   5.25%, 3/15/11 .....................              25         25,280
WellPoint, Inc.
   4.25%, 12/15/09 ....................              19         18,779
XL Capital Ltd.
   5.25%, 9/15/14 .....................              60         58,345
   6.25%, 5/15/27 .....................              50         45,755
                                                             ---------
                                                               439,392
                                                             ---------
REITS - 0.2%
HCP, Inc.
   5.95%, 9/15/11 .....................              55         55,120
Simon Property Group LP
   5.00%, 3/01/12 .....................              60         58,525
                                                             ---------
                                                               113,645
                                                             ---------
                                                             3,254,068
                                                             ---------
Utility - 1.0%
Electric - 0.7%
Carolina Power & Light Co.
   6.50%, 7/15/12 .....................              50         53,216
Exelon Corp.
   6.75%, 5/01/11 .....................              20         20,903
FirstEnergy Corp.
   Series B
   6.45%, 11/15/11 ....................              20         20,652
   Series C
   7.375%, 11/15/31 ...................              25         27,431
MidAmerican Energy Holdings Co.
   5.875%, 10/01/12 ...................              30         31,095
Nisource Finance Corp.
   7.875%, 11/15/10 ...................              25         26,521
Pacific Gas & Electric Co.
   4.80%, 3/01/14 .....................              55         53,472
Progress Energy, Inc.
   7.10%, 3/01/11 .....................              16         17,027
Public Service Company of Colorado
   7.875%, 10/01/12 ...................              25         28,055
SPI Electricity & Gas Australia
    Holdings Pty Ltd.
   6.15%, 11/15/13 ....................              55         56,121
Wisconsin Energy Corp.
   6.25%, 5/15/67 (b) .................              52         48,224
                                                             ---------
                                                               382,717
                                                             ---------
Natural Gas - 0.3%
Duke Energy Field Services Corp.
   7.875%, 8/16/10 ....................              10         10,727
Energy Transfer Partners
   6.125%, 2/15/17 ....................              60         58,345
   6.625%, 10/15/36 ...................              60         57,507
Enterprise Products Operating LP
   Series B
   5.60%, 10/15/14 ....................              20         19,960
TransCanada Pipelines Ltd.
   6.35%, 5/15/67 (b) .................              60         56,237
                                                             ---------
                                                               202,776
                                                             ---------
                                                               585,493
                                                             ---------
Total Corporates - Investment
    Grades ............................                      7,621,299
                                                             ---------
MORTGAGE PASS-THRU'S - 8.9%
Fixed Rate 30-Year - 6.4%
Federal Gold Loan Mortgage Corp.

                                     FSA-22

--------------------------------------------------------------------------------
Separate Account No. 10 (Pooled)
of AXA Equitable Life Insurance Company


Portfolio of Investments -- December 31, 2007 (Continued)
--------------------------------------------------------------------------------

                                                    Principal
                                                     Amount
Company                                               (000)      U.S. $ Value
------------------------------------------------------------------------------
   Series 2005
   4.50%, 9/01/35 - 10/01/35 ................      $      263    $   248,582
   Series 2007
   7.00%, 2/01/37 ...........................             235        244,682
Federal Home Loan Mortgage Corp.
   Series 2007
   5.50%, 7/01/35 ...........................              85         85,497
Federal National Mortgage Association
   Series 2003
   5.00%, 11/01/33 ..........................              85         83,492
   5.50%, 4/01/33 - 7/01/33 .................             412        412,289
   Series 2004
   5.50%, 4/01/34 - 11/01/34 ................             256        256,363
   6.00%, 9/01/34 ...........................             310        315,690
   Series 2005
   4.50%, 8/01/35 ...........................             259        244,802
   5.50%, 2/01/35 ...........................             388        388,045
   Series 2006
   5.00%, 2/01/36 ...........................             577        577,470
   Series 2007
   4.50%, 9/01/35 - 3/01/36 .................             343        324,860
   5.00%, 7/01/36 ...........................              95         92,420
   6.50%, 11/01/37 ..........................             370        380,623
                                                                   ---------
                                                                   3,654,815
                                                                   ---------
Agency ARMS - 1.8%
Federal Home Loan Mortgage Corp.
   Series 2006
   6.029%, 9/01/36 (c) ......................             157        159,545
   Series 2007
   5.961%, 12/01/36 (c) .....................              69         70,307
   6.037%, 10/01/37 .........................             114        115,808
   6.042%, 3/01/37 (c) ......................             138        139,949
Federal National Mortgage Association
   Series 2005
   5.322%, 9/01/35 (c) ......................              57         56,915
   Series 2006
   4.51%, 8/01/34 (c) .......................              62         61,862
   5.695%, 12/01/36 (c) .....................              80         81,443
   5.799%, 3/01/36 (c) ......................              98         99,699
   Series 2007
   5.648%, 1/01/37 (c) ......................             102        104,106
   6.025%, 11/01/36 (c) .....................              38         38,812
   6.081%, 3/01/37 (c) ......................             110        112,048
                                                                   ---------
                                                                   1,040,494
                                                                   ---------
Non-Agency ARMS - 0.7%
Bear Stearns Alt-A Trust
   Series 2006-1, Class 22A1
   5.40%, 2/25/36 (b) .......................              95         92,558
   Series 2006-3, Class 22A1
   6.218%, 5/25/36 (b) ......................              42         41,506
   Series 2007-1, Class 21A1
   5.728%, 1/25/47 (b) ......................              53         51,654
Citigroup Mortgage Loan Trust, Inc.
   Series 2006-AR1, Class 3A1
   5.50%, 3/25/36 (c) .......................             116        115,833
Indymac Index Mortgage Loan Trust
   Series 2006-AR7, Class 4A1
   6.228%, 5/25/36 (b) ......................              48         47,739
Residential Funding Mortgage Securities, Inc.
   Series 2005-SA3, Class 3A
   5.235%, 8/25/35 (b) ......................              70         68,400
                                                                   ---------
                                                                     417,690
                                                                   ---------
Total Mortgage Pass-Thru's ..................                      5,112,999
                                                                   ---------
U.S. TREASURIES - 4.6%
U.S. Treasury Bonds
   4.50%, 2/15/36 ...........................             999      1,004,073
   8.75%, 5/15/17 ...........................             340        462,560
U.S. Treasury Notes
   4.25%, 11/15/17 ..........................           1,020      1,037,770
   4.875%, 5/31/11 ..........................             140        147,547
                                                                   ---------
Total U.S. Treasuries .......................                      2,651,950
                                                                   ---------
COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.5%
Non-Agency Fixed Rate CMBS - 4.5%
Banc of America Commercial Mortgage, Inc.
   Series 2001-PB1, Class A2
   5.787%, 5/11/35 ..........................              75         76,767
   Series 2004-4, Class A3
   4.128%, 7/10/42 ..........................              90         88,888
   Series 2004-6, Class A2
   4.161%, 12/10/42 .........................             120        118,093
   Series 2005-6, Class A4
   5.181%, 9/10/47 ..........................             140        138,099
   Series 2006-5, Class A4
   5.414%, 9/10/47 ..........................             115        115,093
Bear Stearns Commercial Mortgage
    Securities, Inc.
   Series 2005-PWR7, Class A3
   5.116%, 2/11/41 ..........................             120        118,859
Citigroup Commercial Mortgage Trust
   Series 2004-C1, Class A4
   5.529%, 4/15/40 ..........................             145        146,773
Credit Suisse First Boston Mortgage
    Securities Corp.
   Series 2003-CK2, Class A2
   3.861%, 3/15/36 ..........................              57         57,005
   Series 2004-C1, Class A4
   4.75%, 1/15/37 ...........................              45         43,934
   Series 2005-C1, Class A4

                                     FSA-23

--------------------------------------------------------------------------------
Separate Account No. 10 (Pooled)
of AXA Equitable Life Insurance Company


Portfolio of Investments -- December 31, 2007 (Continued)
--------------------------------------------------------------------------------

                                                          Principal
                                                           Amount
Company                                                     (000)      U.S. $ Value
-----------------------------------------------------------------------------------
   5.014%, 2/15/38 ................................      $      105    $   101,155
GE Capital Commercial Mortgage Corp.
   Series 2005-C3, Class A3FX
   4.863%, 7/10/45 ................................              90         89,530
Greenwich Capital Commercial Funding Corp.
   Series 2003-C1, Class A4
   4.111%, 7/05/35 ................................             100         95,489
   Series 2005-GG3, Class A2
   4.305%, 8/10/42 ................................             125        123,304
GS Mortgage Securities Corp. II
   Series 2004-GG2, Class A6
   5.396%, 8/10/38 ................................             100        100,703
JPMorgan Chase Commercial Mortgage Securities Corp.
   Series 2005-CB11, Class A4
   5.335%, 8/12/37 ................................              60         60,160
   Series 2005-LDP3, Class A2
   4.851%, 8/15/42 ................................              80         79,459
   Series 2005-LDP4, Class A2
   4.79%, 10/15/42 ................................             110        109,129
   Series 2005-LDP5, Class A2
   5.198%, 12/15/44 ...............................              75         75,054
LB-UBS Commercial Mortgage Trust
   Series 2003-C3, Class A4
   4.166%, 5/15/32 ................................              90         86,089
   Series 2004-C4, Class A4
   5.296%, 6/15/29 ................................              35         35,462
   Series 2004-C8, Class A2
   4.201%, 12/15/29 ...............................              95         93,595
   Series 2005-C1, Class A4
   4.742%, 2/15/30 ................................              85         82,572
   Series 2005-C7, Class A4
   5.197%, 11/15/30 ...............................              65         63,643
   Series 2006-C1, Class A4
   5.156%, 2/15/31 ................................             115        112,939
   Series 2006-C4, Class A4
   5.883%, 6/15/38 ................................              50         51,900
   Series 2006-C6, Class A4
   5.372%, 9/15/39 ................................              90         89,775
Merrill Lynch Mortgage Trust
   Series 2005-CKI1, Class A6
   5.244%, 11/12/37 ...............................              55         54,384
Morgan Stanley Capital I
   Series 2005-HQ5, Class A4
   5.168%, 1/14/42 ................................              70         69,634
   Series 2005-T17, Class A5
   4.78%, 12/13/41 ................................             145        141,095
                                                                         ---------
Total Commercial Mortgage-Backed
    Securities ....................................                      2,618,582
                                                                         ---------
GOVERNMENT-RELATED - U.S. AGENCIES - 2.3%
Agency Debentures - 2.3%
Federal Home Loan Bank
   5.00%, 11/17/17 ................................             420        435,471
Federal Home Loan Mortgage Corp.
   5.125%, 11/17/17 ...............................             850        886,925
                                                                         ---------
Total Government-Related - U.S.
    Agencies ......................................                      1,322,396
                                                                         ---------
ASSET-BACKED SECURITIES - 1.3%
Home Equity Loans - Floating Rate - 1.0%
Asset Backed Funding Certificates
   Series 2003-WF1, Class A2
   5.533%, 12/25/32 (c) ...........................              33         30,516
Bear Stearns Asset Backed Securities, Inc.
   Series 2005-SD1, Class 1A1
   5.015%, 4/25/22 (c) ............................               3          2,530
Credit-Based Asset Servicing & Securities, Inc.
   Series 2005-CB7, Class AF2
   5.147%, 11/25/35 (d) ...........................              26         25,595
Home Equity Mortgage Trust
   Series 2006-1, Class A2
   5.367%, 5/25/36 (d) ............................              25         12,516
Indymac Residential Asset Backed Trust
   Series 2006-D, Class 2A2
   4.975%, 11/25/36 (c) ...........................             115        108,370
   Series 2007-B, Class M1
   5.175%, 7/25/37 (c) ............................             115         78,694
Lehman XS Trust
   Series 2007-4N, Class M1
   5.315%, 3/25/47 (c) ............................             110         80,114
Mastr Asset Backed Securities Trust
   Series 2006-NC2, Class A3
   4.975%, 8/25/36 (c) ............................             110        101,664
Option One Mortgage Loan Trust
   Series 2007-4, Class M1
   5.235%, 4/25/37 (c) ............................             110         78,564
RAAC Series
   Series 2006-SP3, Class A1
   4.945%, 8/25/36 (c) ............................              24         23,647
Residential Asset Securities Corp.
   Series 2003-KS3, Class A2
   5.465%, 5/25/33 (c) ............................               4          3,984
                                                                         ---------
                                                                           546,194
                                                                         ---------
Home Equity Loans - Fixed Rate - 0.2%
Citifinancial Mortgage Securities, Inc.
   Series 2003-1, Class AFPT
   3.36%, 1/25/33 .................................              23         18,335
Credit-Based Asset Servicing & Securities, Inc.
   Series 2003-CB1, Class AF
   3.45%, 1/25/33 .................................              48         47,697

                                     FSA-24

--------------------------------------------------------------------------------
Separate Account No. 10 (Pooled)
of AXA Equitable Life Insurance Company


Portfolio of Investments -- December 31, 2007 (Continued)
--------------------------------------------------------------------------------

                                                        Principal
                                                         Amount
Company                                                   (000)       U.S. $ Value
-----------------------------------------------------------------------------------
Home Equity Mortgage Trust
   Series 2005-4, Class A3
   4.742%, 1/25/36 ..............................      $       22    $      17,802
Residential Funding Mortgage Securities II, Inc.
   Series 2005-HI2, Class A3
   4.46%, 5/25/35 ...............................              29           28,560
                                                                       -----------
                                                                           112,394
                                                                       -----------
Credit Cards - Fixed Rate - 0.1%
MBNA Credit Card Master Note Trust
   Series 2003-A6, Class A6
   2.75%, 10/15/10 ..............................              50           49,619
                                                                       -----------
Autos - Fixed Rate - 0.0%
Capital One Prime Auto Receivables Trust
   Series 2005-1, Class A3
   4.32%, 8/15/09 ...............................              23           23,214
                                                                       -----------
Total Asset-Backed Securities ...................                          731,421
                                                                       -----------
INFLATION-LINKED SECURITIES - 0.8%
U.S. Treasury Notes
   2.375%, 4/15/11 (TIPS) .......................             435          477,288
                                                                       -----------
MORTGAGE CMO'S - 0.7%
Non-Agency Adjustable Rate - 0.5%
Banc of America Funding Corp.
   Series 2007-B, Class A1
   5.159%, 4/20/47 (c) ..........................              90           82,298
Countrywide Alternative Loan Trust
   Series 2005-62, Class 2A1
   5.788%, 12/25/35 (c) .........................              38           36,061
   Series 2006-OA14, Class 3A1
   5.638%, 11/25/46 (c) .........................             104           97,651
JPMorgan Alternative Loan Trust
   Series 2006-A3, Class 2A1
   6.066%, 7/25/36 (b) ..........................             101          100,014
                                                                       -----------
                                                                           316,024
                                                                       -----------
Non-Agency Fixed Rate - 0.2%
Merrill Lynch Mortgage Investors, Inc.
   Series 2005-A8, Class A1C1
   5.25%, 8/25/36 ...............................              59           56,781
Residential Accredit Loans, Inc.
   Series 2007-QS1, Class 1A1
   6.00%, 1/25/37 ...............................              66           68,412
                                                                       -----------
                                                                           125,193
                                                                       -----------
Total Mortgage CMO's ............................                          441,217
                                                                       -----------
GOVERNMENT-RELATED - NON-U.S. ISSUERS - 0.6%
Sovereigns - 0.5%
Republic of South Africa
   5.875%, 5/30/22 ..............................             110          108,900
United Mexican States
   5.625%, 1/15/17 ..............................             182          184,457
                                                                       -----------
                                                                           293,357
                                                                       -----------
Supranationals - 0.1%
European Investment Bank
   4.875%, 2/15/36 ..............................              30           29,516
                                                                       -----------
Agencies - 0.0%
Landwirtschaftliche Rentenbank
   5.125%, 2/01/17 ..............................              20           20,946
                                                                       -----------
Total Government-Related - Non-
    U.S. Issuers ................................                          343,819
                                                                       -----------
CORPORATES - NON-INVESTMENT GRADES - 0.0%
Industrial - 0.1%
Basic - 0.1%
Packaging Corp. of America
   5.75%, 8/01/13 ...............................              30           30,659
                                                                       -----------
Total Long-Term Debt Securities - 98.2%
   (amortized cost $52,995,707) .................                       56,690,382
                                                                       -----------
SHORT-TERM DEBT SECURITIES - 0.7%
Time Deposit - 0.7%
JPMorgan Nassau
   3.88%, 1/1/2008 ..............................             411          411,138
                                                                       -----------
Total Short-Term Debt Securities - 0.7%
   (amortized cost $411,138) ....................                          411,138
                                                                       -----------
Total Investments - 98.9%
   (cost/amortized cost
     $53,406,845) ...............................                       57,101,520
Other assets less liabilities - 1.1% ............                          611,468
                                                                       -----------
Net Assets - 100.0% .............................                      $57,712,988
                                                                       ===========

                                     FSA-25

--------------------------------------------------------------------------------
Separate Account No. 10 (Pooled)
of AXA Equitable Life Insurance Company


Portfolio of Investments -- December 31, 2007 (Concluded)
(a) Non-income producing security.
(b) Variable rate coupon, rate shown as of December 31, 2007.
(c) Floating Rate Security. Stated interest rate was in effect at December 31, 2007.
(d) Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at December 31, 2007.
    Glossary:
    TIPS - Treasury Inflation Protected Security
    The accompanying notes are an integral part of these financial statements.

                                     FSA-26

--------------------------------------------------------------------------------
Separate Account No. 4 (Pooled)
of AXA Equitable Life Insurance Company

Statement of Assets and Liabilities
December 31, 2007
--------------------------------------------------------------------------------

Assets:
Investments (Notes 2 and 3):
 Common stocks -- at value (cost: $423,334,741)...........................  $518,865,533
 Short-term debt securities -- at value (amortized cost: $13,653,179).....    13,653,179
Receivable for investment securities sold ................................     1,120,576
Interest and dividends receivable ........................................       327,059
----------------------------------------------------------------------------------------
Total assets .............................................................   533,966,347
----------------------------------------------------------------------------------------
Liabilities:
Due to AXA Equitable's General Account ...................................       760,492
Due to custodian .........................................................        41,525
Payable for investment securities purchased ..............................         4,347
Accrued expenses .........................................................       849,670
----------------------------------------------------------------------------------------
Total liabilities ........................................................     1,656,034
----------------------------------------------------------------------------------------
Net Assets ...............................................................  $532,310,313
========================================================================================
Amount retained by AXA Equitable in Separate Account No. 4 ...............  $  2,924,511
Net assets attributable to contract owners ...............................   487,295,883
Net assets allocated to contracts in payout period .......................    42,089,919
----------------------------------------------------------------------------------------
Net Assets ...............................................................  $532,310,313
========================================================================================


                             Units Outstanding    Unit Values
                            ------------------- --------------
Institutional .............        25,131       $   9,421.32
RIA .......................        11,453             880.30
Momentum Strategy .........           429             112.44
MRP .......................       111,169             351.25
ADA .......................       558,907             431.74
EPP .......................         5,488             910.82

The accompanying notes are an integral part of these financial statements.

                                     FSA-27

--------------------------------------------------------------------------------
Separate Account No. 4 (Pooled)
of AXA Equitable Life Insurance Company

Statement of Operations
Year Ended December 31, 2007
---------------------------------------------------------------------------------------
Investment Income (Note 2):
Dividends (net of foreign taxes withheld of $48,713)...................  $   3,690,782
Interest ..............................................................        141,432
---------------------------------------------------------------------------------------
Total investment income ...............................................      3,832,214
---------------------------------------------------------------------------------------
Expenses (Note 5):
Investment management fees ............................................     (1,128,584)
Operating and expense charges .........................................     (2,213,738)
---------------------------------------------------------------------------------------
Total expenses ........................................................     (3,342,322)
---------------------------------------------------------------------------------------
Net investment income .................................................        489,892
---------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) on Investments (Note 2):
Realized gain from security and foreign currency transactions .........     94,104,905
Change in unrealized appreciation/depreciation of investments .........    (22,813,133)
---------------------------------------------------------------------------------------
Net realized and unrealized gain on investments .......................     71,291,772
---------------------------------------------------------------------------------------
Net Increase in Net Assets Attributable to Operations .................  $  71,781,664
=======================================================================================

The accompanying notes are an integral part of these financial statements.

                                     FSA-28

--------------------------------------------------------------------------------
Separate Account No. 4 (Pooled)
of AXA Equitable Life Insurance Company

Statements of Changes in Net Assets

--------------------------------------------------------------------------------------------------------------------------
                                                                                                Year Ended December 31,
                                                                                                 2007             2006
--------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets:
From Operations:
Net investment income ..................................................................  $      489,892   $      930,271
Net realized gain on investments and foreign currency transactions .....................      94,104,905       56,761,166
Change in unrealized appreciation/depreciation of investments ..........................     (22,813,133)     (66,038,126)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets attributable to operations .......................      71,781,664       (8,346,689)
--------------------------------------------------------------------------------------------------------------------------
From Contributions and Withdrawals:
Contributions ..........................................................................      65,174,510       66,014,546
Withdrawals ............................................................................    (201,991,340)    (194,988,188)
Asset management fees ..................................................................        (798,008)        (991,775)
Administrative fees ....................................................................         (76,744)        (107,770)
--------------------------------------------------------------------------------------------------------------------------
Net decrease in net assets attributable to contributions and withdrawals ...............    (137,691,582)    (130,073,187)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets attributable to AXA Equitable's transactions .....          (6,261)           1,551
--------------------------------------------------------------------------------------------------------------------------
Decrease in Net Assets .................................................................     (65,916,179)    (138,418,325)
Net Assets -- Beginning of Year ........................................................     598,226,492      736,644,817
--------------------------------------------------------------------------------------------------------------------------
Net Assets -- End of Year ..............................................................  $  532,310,313   $  598,226,492
==========================================================================================================================

The accompanying notes are an integral part of these financial statements.

                                     FSA-29

--------------------------------------------------------------------------------
Separate Account No. 4 (Pooled)
of AXA Equitable Life Insurance Company


Portfolio of Investments -- December 31, 2007
--------------------------------------------------------------------------------

Company                                          Shares       U.S. $ Value
---------------------------------------------------------------------------
COMMON STOCKS - 97.5%
Information Technology - 31.7%
Communications Equipment - 5.1%
Cisco Systems, Inc. (a) ..................       464,680     $  12,578,888
Juniper Networks, Inc. (a) ...............       119,300         3,960,760
Nokia OYJ (Sponsored) (ADR) ..............       143,400         5,505,126
Qualcomm, Inc. ...........................       135,140         5,317,759
                                                               -----------
                                                                27,362,533
                                                               -----------
Computers & Peripherals - 7.0%
Apple, Inc. (a) ..........................       130,180        25,786,055
Hewlett-Packard Co. ......................       106,030         5,352,394
SanDisk Corp. (a) ........................        35,300         1,170,901
Sun Microsystems, Inc. (a) ...............       256,510         4,650,526
                                                               -----------
                                                                36,959,876
                                                               -----------
Electronic Equipment & Instruments - 3.4%
Amphenol Corp.-Class A ...................       318,133        14,751,827
Dolby Laboratories, Inc.-Class A (a) .....        64,960         3,229,811
                                                               -----------
                                                                17,981,638
                                                               -----------
Internet Software & Services - 6.5%
eBay, Inc. (a) ...........................       208,270         6,912,481
Google, Inc.-Class A (a) .................        37,030        25,605,505
VistaPrint Ltd. (a) ......................        53,000         2,271,050
                                                               -----------
                                                                34,789,036
                                                               -----------
Semiconductors & Semiconductor
    Equipment - 7.1%
Broadcom Corp.-Class A (a) ...............       241,870         6,322,482
Intel Corp. ..............................       585,060        15,597,700
MEMC Electronic Materials, Inc. (a) ......        30,300         2,681,247
Nvidia Corp. (a) .........................       383,305        13,040,036
                                                               -----------
                                                                37,641,465
                                                               -----------
Software - 2.6%
Adobe Systems, Inc. (a) ..................       233,460         9,975,746
Salesforce.com, Inc. (a) .................        23,700         1,485,753
VMware, Inc.-Class A (a) .................        27,130         2,305,778
                                                               -----------
                                                                13,767,277
                                                               -----------
                                                               168,501,825
                                                               -----------
Health Care - 22.4%
Biotechnology - 5.7%
Celgene Corp. (a) ........................       134,200         6,201,382
Genentech, Inc. (a) ......................       116,560         7,817,679
Gilead Sciences, Inc. (a) ................       353,140        16,247,972
                                                               -----------
                                                                30,267,033
                                                               -----------
Health Care Equipment & Supplies - 4.8%
Alcon, Inc. ..............................       104,300        14,919,072
Hologic, Inc. (a) ........................       154,040        10,573,305
                                                               -----------
                                                                25,492,377
                                                               -----------
Health Care Providers & Services - 6.1%
Aetna, Inc. ..............................        60,230         3,477,078
Medco Health Solutions, Inc. (a) .........       108,710        11,023,194
WellPoint, Inc. (a) ......................       207,690        18,220,644
                                                               -----------
                                                                32,720,916
                                                               -----------
Pharmaceuticals - 5.8%
Abbott Laboratories ......................        47,000         2,639,050
Merck & Co., Inc. ........................       176,350        10,247,698
Schering-Plough Corp. ....................       268,020         7,140,053
Teva Pharmaceutical Industries Ltd.
    (Sponsored) (ADR) ....................       236,390        10,987,407
                                                               -----------
                                                                31,014,208
                                                               -----------
                                                               119,494,534
                                                               -----------
Industrials - 13.3%
Aerospace & Defense - 0.5%
Honeywell International, Inc. ............        40,800         2,512,056
                                                               -----------
Construction & Engineering - 3.8%
Fluor Corp. ..............................        47,450         6,914,414
Jacobs Engineering Group, Inc. (a) .......       138,770        13,267,800
                                                               -----------
                                                                20,182,214
                                                               -----------
Electrical Equipment - 3.7%
Ametek, Inc. .............................       179,885         8,425,814
Baldor Electric Co. ......................       123,670         4,162,732
Emerson Electric Co. .....................       132,040         7,481,386
                                                               -----------
                                                                20,069,932
                                                               -----------
Machinery - 5.3%
Actuant Corp.-Class A ....................        84,560         2,875,886
Danaher Corp. ............................       189,090        16,590,756
Deere & Co. ..............................        93,620         8,717,894
                                                               -----------
                                                                28,184,536
                                                               -----------
                                                                70,948,738
                                                               -----------
Financials - 11.8%
Capital Markets - 5.6%
The Charles Schwab Corp. .................       210,760         5,384,918
The Goldman Sachs Group, Inc. ............        65,190        14,019,109
Greenhill & Co., Inc. ....................        67,370         4,478,758
Lehman Brothers Holdings, Inc. ...........        89,840         5,879,130
                                                               -----------
                                                                29,761,915
                                                               -----------
Diversified Financial Services - 3.9%
CME Group, Inc.-Class A ..................        15,028        10,309,208
JPMorgan Chase & Co. .....................       233,747        10,203,056
                                                               -----------
                                                                20,512,264
                                                               -----------
Insurance - 1.8%
American International Group, Inc. .......       166,725         9,720,067
                                                               -----------

                                     FSA-30

--------------------------------------------------------------------------------
Separate Account No. 4 (Pooled)
of AXA Equitable Life Insurance Company


Portfolio of Investments -- December 31, 2007 (Concluded)
--------------------------------------------------------------------------------

Company                                   Shares     U.S. $ Value
-------------------------------------------------------------------
Real Estate - 0.5%
CB Richard Ellis Group, Inc.-
    Class A (a) ........................  121,425   $    2,616,709
                                                      ------------
                                                        62,610,955
                                                      ------------
Consumer Discretionary - 9.0%
Auto Components - 0.5%
Johnson Controls, Inc. .................   70,280   $    2,532,891
                                                      ------------
Diversified Consumer Services - 0.9%
Strayer Education, Inc. ................   28,540        4,868,353
                                                      ------------
Hotels, Restaurants & Leisure - 2.6%
Chipotle Mexican Grill, Inc.-Class A
    (a) ................................   94,820       13,945,178
                                                      ------------
Specialty Retail - 1.6%
Dick's Sporting Goods, Inc. (a) ........  312,820        8,683,883
                                                      ------------
Textiles Apparel & Luxury Goods - 3.4%
Coach, Inc. (a) ........................   73,280        2,240,902
Nike, Inc.-Class B .....................   83,510        5,364,683
Under Armour, Inc.-Class A (a) .........  233,510       10,197,382
                                                      ------------
                                                        17,802,967
                                                      ------------
                                                        47,833,272
                                                      ------------
Energy - 6.3%
Energy Equipment & Services - 6.3%
Cameron International Corp. (a) ........  251,060       12,083,518
Schlumberger Ltd. ......................  218,240       21,468,269
                                                      ------------
                                                        33,551,787
                                                      ------------
Consumer Staples - 1.8%
Beverages - 0.5%
PepsiCo, Inc. ..........................   34,410        2,611,719
                                                      ------------
Household Products - 1.3%
Procter & Gamble Co. ...................   92,440        6,786,945
                                                      ------------
Personal Products - 0.0%
The Estee Lauder Cos, Inc.-Class A .....      200            8,722
                                                      ------------
                                                         9,407,386
                                                      ------------
Materials - 1.2%
Chemicals - 1.2%
Air Products & Chemicals, Inc. .........   27,800        2,741,914
Monsanto Co. ...........................   33,800        3,775,122
                                                      ------------
                                                         6,517,036
                                                      ------------
Total Common Stocks - 97.5%
   (cost $423,334,741) .................               518,865,533
                                                      ------------


                                          Principal
                                           Amount
Company                                     (000)       U.S.$ Value
--------------------------------------------------------------------
SHORT-TERM DEBT SECURITIES - 2.5%
Time Deposit - 2.5%
JPMorgan Nassau
   3.88%, 1/1/2008 ...................... $  13,653   $   13,653,179
                                                        ------------
Total Short-Term Debt Securities - 2.5%
   (amortized cost $13,653,179) .........                 13,653,179
                                                        ------------
Total Investments - 100.0%
   (cost/amortized cost
     $436,987,920) ......................                532,518,712
Other assets less liabilities - (0.0)%                      (208,399)
                                                        ------------
Net Assets - 100.0% .....................               $532,310,313
                                                        ============

(a)  Non-income producing security.
     Glossary:
     ADR - American Depositary Receipt
     The accompanying notes are an integral part of these financial statements.

                                     FSA-31

--------------------------------------------------------------------------------
Separate Account No. 3 (Pooled)
of AXA Equitable Life Insurance Company


Statement of Assets and Liabilities
December 31, 2007
-----------------------------------------------------------------------------------
Assets:
Investments (Notes 2 and 3):
 Common stocks -- at value (cost: $91,509,897)........................ $ 90,309,781
 Short-Term debt securities--at value (cost $405,449).................      405,449
Receivable for investment securities sold ............................      248,634
Due from AXA Equitable's General Account .............................      186,534
Due from custodian ...................................................        1,759
Interest and dividends receivable ....................................       12,613
-----------------------------------------------------------------------------------
Total assets .........................................................   91,164,770
-----------------------------------------------------------------------------------
Liabilities:
Payable for investment securities purchased ..........................      311,218
Accrued expenses .....................................................      139,405
-----------------------------------------------------------------------------------
Total liabilities ....................................................      450,623
-----------------------------------------------------------------------------------
Net Assets Attributable to Contractowners or in Accumulation ......... $ 90,714,147
===================================================================================


                             Units Outstanding     Unit Values
                            -------------------  ---------------
Institutional .............         2,004          $ 31,875.82
RIA .......................        15,165               297.76
Momentum Strategy .........         3,062               107.11
MRP .......................       352,646                62.17
EPP .......................            --               297.76

The accompanying notes are an integral part of these financial statements.

                                     FSA-32

--------------------------------------------------------------------------------
Separate Account No. 3 (Pooled)
of AXA Equitable Life Insurance Company


Statement of Operations
Year Ended December 31, 2007
--------------------------------------------------------------------------------------
Investment Income (Note 2):
Dividends .............................................................  $    187,469
Interest ..............................................................        12,661
--------------------------------------------------------------------------------------
Total investment income ...............................................       200,130
--------------------------------------------------------------------------------------
Expenses (Note 5):
Investment management fees ............................................      (140,734)
Operating and expense charges .........................................      (295,476)
--------------------------------------------------------------------------------------
Total expenses ........................................................      (436,210)
--------------------------------------------------------------------------------------
Net investment loss ...................................................      (236,080)
--------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) on Investments (Note 2):
Realized gain from security and foreign currency transactions .........    13,295,371
Change in unrealized appreciation/depreciation of investments .........    (1,989,130)
--------------------------------------------------------------------------------------
Net realized and unrealized gain on investments .......................    11,306,241
--------------------------------------------------------------------------------------
Net Increase in Net Assets Attributable to Operations .................  $ 11,070,161
======================================================================================

The accompanying notes are an integral part of these financial statements.

                                     FSA-33

--------------------------------------------------------------------------------
Separate Account No. 3 (Pooled)
of AXA Equitable Life Insurance Company


Statements of Changes in Net Assets

------------------------------------------------------------------------------------------------------------------------
                                                                                              Year Ended December 31,
                                                                                               2007             2006
------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets:
From Operations:
Net investment loss ...................................................................  $    (236,080)   $     (61,831)
Net realized gain on investments and foreign currency transactions ....................     13,295,371        6,591,200
Change in unrealized appreciation/depreciation of investments .........................     (1,989,130)      (5,091,703)
------------------------------------------------------------------------------------------------------------------------
Net increase in net assets attributable to operations .................................     11,070,161        1,437,666
------------------------------------------------------------------------------------------------------------------------
From Contributions and Withdrawals:
Contributions .........................................................................     18,538,674       24,287,669
Withdrawals ...........................................................................    (35,708,206)     (39,880,442)
Asset management fees .................................................................       (176,734)        (210,534)
Administrative fees ...................................................................         (8,007)         (11,005)
------------------------------------------------------------------------------------------------------------------------
Net decrease in net assets attributable to contributions and withdrawals ..............    (17,354,273)     (15,814,312)
------------------------------------------------------------------------------------------------------------------------
Decrease in Net Assets ................................................................     (6,284,112)     (14,376,646)
Net Assets Attributable to Contractowners or in Accumulation -- Beginning of Year .....     96,998,259      111,374,905
------------------------------------------------------------------------------------------------------------------------
Net Assets Attributable to Contractowners or in Accumulation -- End of Year ...........  $  90,714,147    $  96,998,259
========================================================================================================================

The accompanying notes are an integral part of these financial statements.

                                     FSA-34

--------------------------------------------------------------------------------
Separate Account No. 3 (Pooled)
of AXA Equitable Life Insurance Company


Portfolio of Investments -- December 31, 2007
--------------------------------------------------------------------------------

Company                                         Shares      U.S. $ Value
-------------------------------------------------------------------------
COMMON STOCKS - 99.6%
Technology - 37.7%
Communications Technology - 9.4%
Ciena Corp. (a) .........................        27,400     $    934,614
Infinera Corp. (a) ......................        53,300          790,972
JDS Uniphase Corp. (a) ..................       262,291        3,488,470
Juniper Networks, Inc. (a) ..............        73,608        2,443,786
McAfee, Inc. (a) ........................        23,400          877,500
                                                              ----------
                                                               8,535,342
                                                              ----------
Computer Services Software &
    Systems - 10.2%
Audible, Inc. (a) .......................       122,279        1,090,729
Nuance Communications, Inc. (a) .........        66,500        1,242,220
Red Hat, Inc. (a) .......................       165,645        3,452,042
Salesforce.com, Inc. (a) ................        42,581        2,669,403
VeriFone Holdings, Inc. (a) .............        32,600          757,950
                                                              ----------
                                                               9,212,344
                                                              ----------
Computer Technology - 6.1%
Network Appliance, Inc. (a) .............       125,141        3,123,519
SanDisk Corp. (a) .......................        73,900        2,451,263
                                                              ----------
                                                               5,574,782
                                                              ----------
Electronics: Semi-Conductors/
    Components - 12.0%
Advanced Micro Devices, Inc. (a) ........       422,426        3,168,195
International Rectifier Corp. (a) .......        46,150        1,567,715
MEMC Electronic Materials, Inc. (a) .....        19,900        1,760,951
Netlogic Microsystems, Inc. (a) .........        87,150        2,806,230
Silicon Laboratories, Inc. (a) ..........        41,769        1,563,414
                                                              ----------
                                                              10,866,505
                                                              ----------
                                                              34,188,973
                                                              ----------
Health Care - 17.5%
Biotechnology Research &
    Production - 5.2%
Alnylam Pharmaceuticals, Inc. (a) .......        27,400          796,792
Applera Corp. - Celera Group ............       111,924        1,776,234
Celgene Corp. (a) .......................        26,300        1,215,323
Myriad Genetics, Inc. (a) ...............        20,170          936,291
                                                              ----------
                                                               4,724,640
                                                              ----------
Drugs & Pharmaceuticals - 1.4%
Compugen Ltd. (a) .......................       233,060          372,896
Qiagen NV (a) ...........................        44,100          928,305
                                                              ----------
                                                               1,301,201
                                                              ----------
Electronics: Medical Systems - 3.3%
Hologic, Inc. (a) .......................        27,900        1,915,056
Illumina, Inc. (a) ......................        18,500        1,096,310
                                                              ----------
                                                               3,011,366
                                                              ----------
Medical & Dental Instruments &
    Supplies - 7.6%
Cepheid, Inc. (a) .......................       126,976        3,345,818
Cerus Corp. (a) .........................       230,025        1,497,463
Given Imaging Ltd. (a) ..................        86,260        2,005,545
                                                              ----------
                                                               6,848,826
                                                              ----------
                                                              15,886,033
                                                              ----------
Consumer Discretionary - 14.4%
Casinos & Gambling - 1.6%
Melco PBL Entertainment Macau
    Ltd. (ADR) (a) ......................       121,800        1,408,008
                                                              ----------
Communication & Media - 1.8%
Shanda Interactive Entertainment
    Ltd. (Sponsored) (ADR) (a) ..........        50,183        1,673,101
                                                              ----------
Consumer Electronics - 3.5%
Activision, Inc. (a) ....................        54,300        1,612,710
THQ, Inc. (a) ...........................        55,600        1,567,364
                                                              ----------
                                                               3,180,074
                                                              ----------
Education Services - 1.4%
Apollo Group, Inc.-Class A (a) ..........        17,773        1,246,776
                                                              ----------
Entertainment - 1.4%
Gaylord Entertainment Co. (a) ...........        31,185        1,262,057
                                                              ----------
Hotel/Motel - 2.8%
Wyndham Worldwide Corp. .................        44,600        1,050,776
Wynn Resorts Ltd. .......................        13,340        1,495,814
                                                              ----------
                                                               2,546,590
                                                              ----------
Leisure Time - 0.7%
Ctrip.com International Ltd. (ADR) ......        11,690          671,825
                                                              ----------
Printing and Copying Services - 1.2%
VistaPrint Ltd. (a) .....................        25,745        1,103,173
                                                              ----------
                                                              13,091,604
                                                              ----------
Producer Durables - 12.0%
Diversified Production - 1.0%
Thomas & Betts Corp. (a) ................        18,200          892,528
                                                              ----------
Electrical Equipment &
    Components - 2.0%
Baldor Electric Co. .....................        53,755        1,809,393
                                                              ----------
Electronics: Instruments
    Gauges & Meters - 2.8%
Itron, Inc. (a) .........................        25,900        2,485,623
                                                              ----------
Identification Control & Filter
    Devices - 1.0%
Flowserve Corp. .........................         9,500          913,900
                                                              ----------

                                     FSA-35

--------------------------------------------------------------------------------
Separate Account No. 3 (Pooled)
of AXA Equitable Life Insurance Company


Portfolio of Investments -- December 31, 2007 (Concluded)
--------------------------------------------------------------------------------

Company                                    Shares   U.S. $ Value
----------------------------------------------------------------
Production Technology
    Equipment - 5.2%
KLA-Tencor Corp. ........................  39,195  $  1,887,631
Lam Research Corp. (a) ..................  66,006     2,853,440
                                                     ----------
                                                      4,741,071
                                                     ----------
                                                     10,842,515
                                                     ----------
Financial Services - 7.7%
Diversified Financial Services - 4.2%
Interactive Brokers Group, Inc.-
    Class A (a) .........................  40,800     1,318,656
Nasdaq Stock Market, Inc. (a) ...........  50,273     2,488,011
                                                     ----------
                                                      3,806,667
                                                     ----------
Financial Information Services - 1.4%
Move, Inc. (a) .......................... 517,077     1,266,838
                                                     ----------
Securities Brokerage & Services - 2.1%
TD Ameritrade Holding Corp. (a) .........  96,903     1,943,874
                                                     ----------
                                                      7,017,379
                                                     ----------
Materials & Processing - 3.0%
Engineering & Contracting
    Services - 1.4%
Quanta Services, Inc. (a) ...............  47,200     1,238,528
                                                     ----------
Miscellaneous Materials &
    Processing - 1.6%
USEC, Inc. (a) .......................... 165,300     1,487,700
                                                     ----------
                                                      2,726,228
                                                     ----------
Autos and Transportation - 2.7%
Air Transport - 2.7%
Continental Airlines, Inc.-Class B (a)    108,380     2,411,455
                                                     ----------
Other Energy - 2.3%
Oil: Crude Producers - 1.1%
Denbury Resources, Inc. (a) .............  34,040     1,012,690
                                                     ----------
Utilities: Gas Pipelines - 1.2%
El Paso Corp. ...........................  62,720     1,081,293
                                                     ----------
                                                      2,093,983
                                                     ----------
Utilities - 2.3%
Utilities: Electrical - 2.3%
The AES Corp. (a) .......................  45,060       963,833
ITC Holdings Corp. ......................  19,280     1,087,778
                                                     ----------
                                                      2,051,611
                                                     ----------
Total Common Stocks - 99.6%
   (cost $91,509,897) ...................            90,309,781
                                                     ----------


                                        Principal
                                         Amount
Company                                   (000)      U.S.$ Value
-----------------------------------------------------------------
SHORT-TERM DEBT SECURITIES - 0.4%
Time Deposit - 0.4%
JPMorgan Nassau
   3.88%, 1/1/2008 ..................... $  405    $     405,449
                                                     -----------
Total Short-Term Debt Securities - 0.4%
   (amortized cost $405,449) ...........                 405,449
                                                     -----------
Total Investments - 100.0%
   (cost/amortized cost
     $91,915,346) ......................              90,715,230
Other assets less liabilities - (0.0)%                    (1,083)
                                                     -----------
Net Assets - 100.0% ....................             $90,714,147
                                                     ===========

(a)  Non-income producing security.
     Glossary:
     ADR - American Depositary Receipt
     The accompanying notes are an integral part of these financial statements.

                                     FSA-36

Separate Account No. 66
of AXA Equitable Life Insurance Company

------------------------------------
Statements of Assets and Liabilities
December 31, 2007
------------------------------------


---------------------------------------------------------------------------------------------------------------------------
                                                      AXA Aggressive   AXA Conservative   AXA Conservative-   AXA Moderate
                                                        Allocation        Allocation       Plus Allocation     Allocation
---------------------------------------------------------------------------------------------------------------------------
Assets:
Investments in shares of The Trust - at fair
 value ..............................................    $ 447,601         $ 204,291           $ 60,407         $ 248,857
Receivable for Trust shares sold ....................        8,409                --                 --                11
Receivable for policy-related transactions ..........           --                --              1,484                --
---------------------------------------------------------------------------------------------------------------------------
   Total assets .....................................      456,010           204,291             61,891           248,868
---------------------------------------------------------------------------------------------------------------------------
Liabilities:
Payable for Trust shares purchased ..................           --                --              1,484                --
Payable for policy-related transactions .............        8,417                --                 --                11
---------------------------------------------------------------------------------------------------------------------------
   Total liabilities ................................        8,417                --              1,484                11
---------------------------------------------------------------------------------------------------------------------------
Net assets ..........................................    $ 447,593         $ 204,291           $ 60,407         $ 248,857
===========================================================================================================================
Accumulation Units ..................................      447,593           204,291             60,407           248,857
Retained by Equitable Life in Separate Account
 No.66 ..............................................           --                --                 --                --
---------------------------------------------------------------------------------------------------------------------------
Total net assets ....................................    $ 447,593         $ 204,291           $ 60,407         $ 248,857
===========================================================================================================================
Investment in shares of the Trust - at cost .........    $ 460,773         $ 211,809           $ 63,329         $ 254,402
Trust shares held
 Class A ............................................           --                --                 --                --
 Class B ............................................       30,488            18,737             22,708            14,633
Units outstanding (000's):
 MRP ................................................           45                20                 26                24
 RIA ................................................           --                --                 --                --
Unit value:
 MRP ................................................    $   10.02         $   10.27           $  10.21         $   10.17
 RIA ................................................    $      --         $      --           $     --         $      --

The accompanying notes are an integral part of these financial statements.

                                     FSA-37

Separate Account No. 66
of AXA Equitable Life Insurance Company

------------------------------------------------
Statements of Assets and Liabilities (Continued)
December 31, 2007
------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                                       EQ/AllianceBernstein
                                                            AXA            Intermediate              EQ/                EQ/
                                                        Moderate-Plus       Government        AllianceBernstein   AllianceBernstein
                                                         Allocation         Securities          International     Large Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
Assets:
Investments in shares of The Trust - at fair
 value ..............................................     $ 263,235        $ 3,234,214          $ 26,379,944          $ 266,957
Receivable for Trust shares sold ....................            11             16,187                33,402                210
Receivable for policy-related transactions ..........            --                 --                    --                 --
------------------------------------------------------------------------------------------------------------------------------------
   Total assets .....................................       263,246          3,250,401            26,413,346            267,167
------------------------------------------------------------------------------------------------------------------------------------
Liabilities:
Payable for Trust shares purchased ..................            --                 --                24,922                 --
Payable for policy-related transactions .............            11             16,186                33,389                210
------------------------------------------------------------------------------------------------------------------------------------
   Total liabilities ................................            11             16,186                58,311                210
------------------------------------------------------------------------------------------------------------------------------------
Net assets ..........................................     $ 263,235        $ 3,234,215          $ 26,355,035          $ 266,957
====================================================================================================================================
Accumulation Units ..................................       263,235          3,234,215            26,379,957            266,957
Retained by Equitable Life in Separate Account
 No.66 ..............................................            --                 --                    --                 --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets ....................................     $ 263,235        $ 3,234,215          $ 26,379,957          $ 266,957
====================================================================================================================================
Investment in shares of the Trust - at cost .........     $ 271,503        $ 3,246,084          $ 21,947,881          $ 214,093
Trust shares held
 Class A ............................................            --             34,131             1,822,702                 --
 Class B ............................................         4,331            294,511                    --             30,485
Units outstanding (000's):
 MRP ................................................             6                262                   880                 --
 RIA ................................................            --                  2                    14                  3
Unit value:
 MRP ................................................     $   10.09        $     11.04          $      26.30          $      --
 RIA ................................................     $      --        $    202.34          $     231.96          $   84.50

The accompanying notes are an integral part of these financial statements.

                                     FSA-38

Separate Account No. 66
of AXA Equitable Life Insurance Company

------------------------------------------------
Statements of Assets and Liabilities (Continued)
December 31, 2007
------------------------------------------------


----------------------------------------------------------------------------------------------------------------------------------
                                                                          EQ/AllianceBernstein                        EQ/BlackRock
                                                     EQ/AllianceBernstein     Small Cap        EQ/AllianceBernstein   Basic Value
                                                         Quality Bond           Growth                 Value            Equity
----------------------------------------------------------------------------------------------------------------------------------
Assets:
Investments in shares of The Trust - at fair
 value ..............................................     $ 460,064           $ 578,049            $ 13,851,193        $ 392,687
Receivable for Trust shares sold ....................        47,338                 343                 220,383              292
Receivable for policy-related transactions ..........            --                  --                      --               --
----------------------------------------------------------------------------------------------------------------------------------
   Total assets .....................................       507,402             578,392              14,071,576          392,979
----------------------------------------------------------------------------------------------------------------------------------
Liabilities:
Payable for Trust shares purchased ..................            --                  --                      --               --
Payable for policy-related transactions .............        47,335                 338                 220,370              292
----------------------------------------------------------------------------------------------------------------------------------
   Total liabilities ................................        47,335                 338                 220,370              292
----------------------------------------------------------------------------------------------------------------------------------
Net assets ..........................................     $ 460,067           $ 578,054            $ 13,851,206        $ 392,687
==================================================================================================================================
Accumulation Units ..................................       460,067             578,054              13,851,206          392,687
Retained by Equitable Life in Separate Account
 No.66 ..............................................            --                  --                      --               --
----------------------------------------------------------------------------------------------------------------------------------
Total net assets ....................................     $ 460,067           $ 578,054            $ 13,851,206        $ 392,687
==================================================================================================================================
Investment in shares of the Trust - at cost .........     $ 471,233           $ 545,712            $ 14,434,152        $ 399,040
Trust shares held
 Class A ............................................        46,278              35,276                 248,673               --
 Class B ............................................            --                  --                 722,701           25,011
Units outstanding (000's):
 MRP ................................................            --                  --                     714               --
 RIA ................................................             2                   3                      23                2
Unit value:
 MRP ................................................     $      --           $      --            $      14.42        $      --
 RIA ................................................     $  223.10           $  222.47            $     151.76        $  229.55

The accompanying notes are an integral part of these financial statements.

                                     FSA-39

Separate Account No. 66
of AXA Equitable Life Insurance Company

------------------------------------------------
Statements of Assets and Liabilities (Continued)
December 31, 2007
------------------------------------------------


---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     EQ/Capital
                                                        EQ/BlackRock           EQ/Calvert           EQ/Capital        Guardian
                                                    International Value   Socially Responsible   Guardian Growth      Research
---------------------------------------------------------------------------------------------------------------------------------
Assets:
Investments in shares of The Trust - at fair
 value ..............................................     $ 264,480           $ 1,644,730           $ 100,867        $ 8,553,679
Receivable for Trust shares sold ....................           192                 4,338                  99             60,280
Receivable for policy-related transactions ..........            --                    --                  --                 --
----------------------------------------------------------------------------------------------------------------------------------
   Total assets .....................................       264,672             1,649,068             100,966          8,613,959
----------------------------------------------------------------------------------------------------------------------------------
Liabilities:
Payable for Trust shares purchased ..................            --                    --                  --                 --
Payable for policy-related transactions .............           192                 4,338                  99             60,280
----------------------------------------------------------------------------------------------------------------------------------
   Total liabilities ................................           192                 4,338                  99             60,280
----------------------------------------------------------------------------------------------------------------------------------
Net assets ..........................................     $ 264,480           $ 1,644,730           $ 100,867        $ 8,553,679
==================================================================================================================================
Accumulation Units ..................................       264,480             1,644,730             100,867          8,553,679
Retained by Equitable Life in Separate Account
 No.66 ..............................................            --                    --                  --                 --
----------------------------------------------------------------------------------------------------------------------------------
Total net assets ....................................     $ 264,480           $ 1,644,730           $ 100,867        $ 8,553,679
==================================================================================================================================
Investment in shares of the Trust - at cost .........     $ 240,778           $ 1,500,374           $  93,967        $ 7,486,385
Trust shares held
 Class A ............................................            --                    --                  --                 --
 Class B ............................................        16,396               180,709               6,826            616,199
Units outstanding (000's):
 MRP ................................................            --                   175                  --                451
 RIA ................................................             1                    --                   1                  3
Unit value:
 MRP ................................................     $      --           $      9.41           $      --        $     18.06
 RIA ................................................     $  186.71           $    110.41           $   86.07        $    145.10

The accompanying notes are an integral part of these financial statements.

                                     FSA-40

Separate Account No. 66
of AXA Equitable Life Insurance Company

------------------------------------------------
Statements of Assets and Liabilities (Continued)
December 31, 2007
------------------------------------------------


-------------------------------------------------------------------------------------------------------------------
                                                                                                      EQ/GAMCO
                                                          EQ/Equity     EQ/Evergreen      EQ/FI     Small Company
                                                          500 Index        Omega         Mid Cap        Value
-------------------------------------------------------------------------------------------------------------------
Assets:
Investments in shares of The Trust - at fair
 value ..............................................   $ 22,014,871     $ 114,240      $ 129,093     $ 549,255
Receivable for Trust shares sold ....................        203,655            71             56            --
Receivable for policy-related transactions ..........             --            --             --           108
-------------------------------------------------------------------------------------------------------------------
   Total assets .....................................     22,218,526       114,311        129,149       549,363
-------------------------------------------------------------------------------------------------------------------
Liabilities:
Payable for Trust shares purchased ..................             --            --             --           108
Payable for policy-related transactions .............        203,634            71             56            --
-------------------------------------------------------------------------------------------------------------------
   Total liabilities ................................        203,634            71             56           108
-------------------------------------------------------------------------------------------------------------------
Net assets ..........................................   $ 22,014,892     $ 114,240      $ 129,093     $ 549,255
===================================================================================================================
Accumulation Units ..................................     22,014,892       114,240        129,093       549,255
Retained by Equitable Life in Separate Account
 No.66 ..............................................             --            --             --            --
-------------------------------------------------------------------------------------------------------------------
Total net assets ....................................   $ 22,014,892     $ 114,240      $ 129,093     $ 549,255
===================================================================================================================
Investment in shares of the Trust - at cost .........   $ 19,565,590     $ 111,778      $ 144,177     $ 570,460
Trust shares held
 Class A ............................................        155,333            --             --            --
 Class B ............................................        693,229        12,580         12,966        17,389
Units outstanding (000's):
 MRP ................................................          1,846            --             --            47
 RIA ................................................             11             1              1            --
Unit value:
 MRP ................................................   $       9.73     $      --      $      --     $   11.78
 RIA ................................................   $     384.52     $  106.71      $  151.40     $      --

The accompanying notes are an integral part of these financial statements.

                                     FSA-41

Separate Account No. 66
of AXA Equitable Life Insurance Company

------------------------------------------------
Statements of Assets and Liabilities (Continued)
December 31, 2007
------------------------------------------------


------------------------------------------------------------------------------------------------------------------
                                                        EQ/JPMorgan
                                                           Value       EQ/Marsico                      EQ/PIMCO
                                                       Opportunities      Focus     EQ/Money Market   Real Return
------------------------------------------------------------------------------------------------------------------
Assets:
Investments in shares of The Trust - at fair
 value ..............................................    $ 288,860     $ 358,772      $ 1,063,340     $ 357,682
Receivable for Trust shares sold ....................          211           274              419            --
Receivable for policy-related transactions ..........           --         1,226               --         5,169
------------------------------------------------------------------------------------------------------------------
   Total assets .....................................      289,071       360,272        1,063,759       362,851
------------------------------------------------------------------------------------------------------------------
Liabilities:
Payable for Trust shares purchased ..................           --            --               --         5,169
Payable for policy-related transactions .............          211            --              414            --
------------------------------------------------------------------------------------------------------------------
   Total liabilities ................................          211            --              414         5,169
------------------------------------------------------------------------------------------------------------------
Net assets ..........................................    $ 288,860     $ 360,272      $ 1,063,345     $ 357,682
==================================================================================================================
Accumulation Units ..................................      288,860       360,272        1,063,345       357,682
Retained by Equitable Life in Separate Account
 No.66 ..............................................           --            --               --            --
------------------------------------------------------------------------------------------------------------------
Total net assets ....................................    $ 288,860     $ 360,272      $ 1,063,345     $ 357,682
==================================================================================================================
Investment in shares of the Trust - at cost .........    $ 297,762     $ 363,461      $ 1,063,330     $ 342,741
Trust shares held
 Class A ............................................           --            --        1,063,292            --
 Class B ............................................       24,780        20,425               --        33,928
Units outstanding (000's):
 MRP ................................................           --            --               --            32
 RIA ................................................            2             2                6            --
Unit value:
 MRP ................................................    $      --     $      --      $        --     $   11.27
 RIA ................................................    $  157.09     $  187.95      $    170.86     $      --

The accompanying notes are an integral part of these financial statements.

                                     FSA-42

Separate Account No. 66
of AXA Equitable Life Insurance Company

------------------------------------------------
Statements of Assets and Liabilities (Continued)
December 31, 2007
------------------------------------------------


-------------------------------------------------------------------------------------------------------------------------------
                                                          EQ/Small                         EQ/Van Kampen
                                                          Company     EQ/T. Rowe Price   Emerging Markets       MarketPLUS
                                                           Index        Growth Stock          Equity        International Core
-------------------------------------------------------------------------------------------------------------------------------
Assets:
Investments in shares of The Trust - at fair
 value ..............................................   $ 4,641,327       $ 125,596         $ 3,851,508         $ 4,551,333
Receivable for Trust shares sold ....................        25,083              79                  --                  --
Receivable for policy-related transactions ..........            --              --             126,311              14,352
-------------------------------------------------------------------------------------------------------------------------------
   Total assets .....................................     4,666,410         125,675           3,977,819           4,565,685
-------------------------------------------------------------------------------------------------------------------------------
Liabilities:
Payable for Trust shares purchased ..................            --              --             127,229              14,405
Payable for policy-related transactions .............        25,083              79                  --                  --
-------------------------------------------------------------------------------------------------------------------------------
   Total liabilities ................................        25,083              79             127,229              14,405
-------------------------------------------------------------------------------------------------------------------------------
Net assets ..........................................   $ 4,641,327       $ 125,596         $ 3,850,590         $ 4,551,280
===============================================================================================================================
Accumulation Units ..................................     4,641,327         125,596           3,851,508           4,551,333
Retained by Equitable Life in Separate Account
 No.66 ..............................................            --              --                  --                  --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets ....................................   $ 4,641,327       $ 125,596         $ 3,851,508         $ 4,551,333
===============================================================================================================================
Investment in shares of the Trust - at cost .........   $ 4,928,682       $ 135,361         $ 3,836,635         $ 4,708,163
Trust shares held
 Class A ............................................            --              --                  --                  --
 Class B ............................................       399,802           5,857             204,611             356,465
Units outstanding (000's):
 MRP ................................................           307              --                 151                 291
 RIA ................................................            --              12                   2                  --
Unit value:
 MRP ................................................   $     15.14       $      --         $     16.51         $     15.41
 RIA ................................................   $        --       $   10.04         $    580.61         $    169.57

The accompanying notes are an integral part of these financial statements.

                                     FSA-43

Separate Account No. 66
of AXA Equitable Life Insurance Company

------------------------------------------------
Statements of Assets and Liabilities (Continued)
December 31, 2007
------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------
                                                        MarketPLUS        MarketPLUS       MarketPLUS     Multimanager
                                                      Large Cap Core   Large Cap Growth  Mid Cap Value     High Yield
-----------------------------------------------------------------------------------------------------------------------
Assets:
Investments in shares of The Trust - at fair
 value ..............................................    $  98,508        $ 3,818,802     $10,141,887       $ 235,007
Receivable for Trust shares sold ....................           83                 --         93,753              193
Receivable for policy-related transactions ..........           --             84,730             --               --
-----------------------------------------------------------------------------------------------------------------------
   Total assets .....................................       98,591          3,903,532     10,235,640          235,200
-----------------------------------------------------------------------------------------------------------------------
Liabilities:
Payable for Trust shares purchased ..................           --             83,904             --               --
Payable for policy-related transactions .............           83                 --         93,753              190
-----------------------------------------------------------------------------------------------------------------------
   Total liabilities ................................           83             83,904         93,753              190
-----------------------------------------------------------------------------------------------------------------------
Net assets ..........................................    $  98,508        $ 3,819,628     $10,141,887       $ 235,010
=======================================================================================================================
Accumulation Units ..................................       98,508          3,820,123     10,141,887          235,010
Retained by Equitable Life in Separate Account
 No.66 ..............................................           --                 --             --               --
-----------------------------------------------------------------------------------------------------------------------
Total net assets ....................................    $  98,508        $ 3,820,123     $10,141,887       $ 235,010
=======================================================================================================================
Investment in shares of the Trust - at cost .........    $ 101,203        $ 3,058,033     $12,380,532       $ 245,790
Trust shares held
 Class A ............................................           --                 --             --           43,975
 Class B ............................................       10,834            215,203        983,253               --
Units outstanding (000's):
 MRP ................................................            1                510            638               --
 RIA ................................................           --                  4              2                1
Unit value:
 MRP ................................................    $  117.59        $      6.28     $    15.39        $      --
 RIA ................................................    $      --        $    148.82     $   193.03        $  222.53

The accompanying notes are an integral part of these financial statements.

                                     FSA-44

Separate Account No. 66
of AXA Equitable Life Insurance Company

------------------------------------------------
Statements of Assets and Liabilities (Continued)
December 31, 2007
------------------------------------------------


-----------------------------------------------------------------------------------------------------------------
                                                         Multimanager    Multimanager  Target 2015   Target 2025
                                                       Small Cap Value    Technology    Allocation    Allocation
-----------------------------------------------------------------------------------------------------------------
Assets:
Investments in shares of The Trust - at fair
 value ..............................................     $ 238,516      $ 2,770,809     $ 445,964    $ 121,630
Receivable for Trust shares sold ....................           171               --             8           --
Receivable for policy-related transactions ..........            --            5,208            --        3,791
-----------------------------------------------------------------------------------------------------------------
   Total assets .....................................       238,687        2,776,017       445,972      125,421
-----------------------------------------------------------------------------------------------------------------
Liabilities:
Payable for Trust shares purchased ..................            --            5,411            --        3,791
Payable for policy-related transactions .............           171               --             8           --
-----------------------------------------------------------------------------------------------------------------
   Total liabilities ................................           171            5,411             8        3,791
-----------------------------------------------------------------------------------------------------------------
Net assets ..........................................     $ 238,516      $ 2,770,606     $ 445,964    $ 121,630
=================================================================================================================
Accumulation Units ..................................       238,516        2,770,809       445,964      121,630
Retained by Equitable Life in Separate Account
 No.66 ..............................................            --               --            --           --
-----------------------------------------------------------------------------------------------------------------
Total net assets ....................................     $ 238,516      $ 2,770,809     $ 445,964    $ 121,630
=================================================================================================================
Investment in shares of the Trust - at cost .........     $ 290,356      $ 2,247,743     $ 463,149    $ 124,824
Trust shares held
 Class A ............................................            --               --            --           --
 Class B ............................................        21,219          213,500        41,104       11,033
Units outstanding (000's):
 MRP ................................................            --              172            44           12
 RIA ................................................             1                1            --           --
Unit value:
 MRP ................................................     $      --      $     14.82     $   10.15    $   10.14
 RIA ................................................     $  206.41      $    154.53     $      --    $      --

The accompanying notes are an integral part of these financial statements.

                                     FSA-45

Separate Account No. 66
of AXA Equitable Life Insurance Company

------------------------------------------------
Statements of Assets and Liabilities (Concluded)
December 31, 2007
------------------------------------------------


--------------------------------------------------------------------------------
                                                      Target 2035   Target 2045
                                                       Allocation    Allocation
--------------------------------------------------------------------------------
Assets:
Investments in shares of The Trust - at fair
 value ..............................................   $ 64,084      $ 16,677
Receivable for Trust shares sold ....................         11            --
Receivable for policy-related transactions ..........         --           273
--------------------------------------------------------------------------------
   Total assets .....................................     64,095        16,950
--------------------------------------------------------------------------------
Liabilities:
Payable for Trust shares purchased ..................         --           273
Payable for policy-related transactions .............         11            --
--------------------------------------------------------------------------------
   Total liabilities ................................         11           273
--------------------------------------------------------------------------------
Net assets ..........................................   $ 64,084      $ 16,677
================================================================================
Accumulation Units ..................................     64,084        16,677
Retained by Equitable Life in Separate Account
 No.66 ..............................................         --            --
--------------------------------------------------------------------------------
Total net assets ....................................   $ 64,084      $ 16,677
================================================================================
Investment in shares of the Trust - at cost .........   $ 67,295      $ 17,497
Trust shares held
 Class A ............................................         --            --
 Class B ............................................      5,718         1,494
Units outstanding (000's):
 MRP ................................................          6             2
 RIA ................................................         --            --
Unit value:
 MRP ................................................   $  10.12      $  10.11
 RIA ................................................   $     --      $     --

The accompanying notes are an integral part of these financial statements.

                                     FSA-46

Separate Account No. 66
of AXA Equitable Life Insurance Company

------------------------------------
Statements of Operations
For the Year Ended December 31, 2007
------------------------------------


----------------------------------------------------------------------------------------------------------------------------
                                                       AXA Aggressive    AXA Conservative   AXA Conservative-  AXA Moderate
                                                         Allocation         Allocation      Plus Allocation     Allocation
----------------------------------------------------------------------------------------------------------------------------
Income and Expense:
 Investment Income:
   Dividends from The Trusts .........................    $  10,617          $  7,211           $  1,553         $  7,652
----------------------------------------------------------------------------------------------------------------------------
 Expenses:
   Asset-based charges ...............................       (1,536)             (168)              (483)          (1,176)
----------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss) .........................        9,081             7,043              1,070            6,476
----------------------------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) on
 Investments:
   Realized gain (loss) on investments ...............         (722)                3              4,409           (1,174)
   Realized gain distribution from The Trust .........        8,602             2,073              1,729            3,373
----------------------------------------------------------------------------------------------------------------------------
 Net realized gain (loss) ............................        7,880             2,076              6,138            2,199
----------------------------------------------------------------------------------------------------------------------------
 Change in unrealized appreciation/(depreciation)
   of investments ....................................      (13,172)           (7,518)            (2,922)          (5,544)
----------------------------------------------------------------------------------------------------------------------------
Net Realized and Unrealized Gain (Loss) on
 Investments .........................................       (5,292)           (5,442)             3,216           (3,345)
----------------------------------------------------------------------------------------------------------------------------
Net increase (Decrease) In Net Assets From
 Operations ..........................................    $   3,789          $  1,601           $  4,286         $  3,131
============================================================================================================================

The accompanying notes are an integral part of these financial statements.

                                     FSA-47

Separate Account No. 66
of AXA Equitable Life Insurance Company

------------------------------------
Statements of Operations (Continued)
For the Year Ended December 31, 2007
------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                                      EQ/AllianceBernstein
                                                                          Intermediate                          EQ/AllianceBernstein
                                                     AXA Moderate-Plus     Government      EQ/AllianceBernstein      Large Cap
                                                        Allocation         Securities         International            Growth
------------------------------------------------------------------------------------------------------------------------------------
Income and Expense:
 Investment Income:
   Dividends from The Trusts .........................   $  8,487          $ 135,522          $     396,184           $    --
------------------------------------------------------------------------------------------------------------------------------------
 Expenses:
   Asset-based charges ...............................     (1,001)           (27,731)              (252,242)               --
------------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss) .........................      7,486            107,791                143,942                --
------------------------------------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) on
 Investments:
   Realized gain (loss) on investments ...............           (5)         (16,772)             2,788,283            13,394
   Realized gain distribution from The Trust .........      4,206                 --              2,313,333                --
------------------------------------------------------------------------------------------------------------------------------------
 Net realized gain (loss) ............................      4,201            (16,772)             5,101,616            13,394
------------------------------------------------------------------------------------------------------------------------------------
 Change in unrealized appreciation/(depreciation)
   of investments ....................................     (8,268)            79,890             (2,427,911)           21,150
------------------------------------------------------------------------------------------------------------------------------------
Net Realized and Unrealized Gain (Loss) on
 Investments .........................................     (4,067)            63,118              2,673,705            34,544
------------------------------------------------------------------------------------------------------------------------------------
Net increase (Decrease) In Net Assets From
 Operations ..........................................   $  3,419          $ 170,909          $   2,817,647           $34,544
====================================================================================================================================

The accompanying notes are an integral part of these financial statements.

                                     FSA-48

Separate Account No. 66
of AXA Equitable Life Insurance Company

------------------------------------
Statements of Operations (Continued)
For the Year Ended December 31, 2007
------------------------------------


----------------------------------------------------------------------------------------------------------------------------------
                                                                         EQ/AllianceBernstein                        EQ/BlackRock
                                                     EQ/AllianceBernstein     Small Cap       EQ/AllianceBernstein    Basic Value
                                                         Quality Bond          Growth                Value              Equity
----------------------------------------------------------------------------------------------------------------------------------
Income and Expense:
 Investment Income:
   Dividends from The Trusts .........................     $ 25,852          $        --         $     209,037        $    4,460
----------------------------------------------------------------------------------------------------------------------------------
 Expenses:
   Asset-based charges ...............................         (267)                (365)             (121,926)               --
----------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss) .........................       25,585                 (365)               87,111             4,460
----------------------------------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) on
 Investments:
   Realized gain (loss) on investments ...............       (4,398)             195,515               673,067            11,888
   Realized gain distribution from The Trust .........           --               82,622               984,329            30,896
----------------------------------------------------------------------------------------------------------------------------------
 Net realized gain (loss) ............................       (4,398)             278,137             1,657,396            42,784
----------------------------------------------------------------------------------------------------------------------------------
 Change in unrealized appreciation/(depreciation)
   of investments ....................................        3,138             (158,310)           (2,477,213)          (44,147)
----------------------------------------------------------------------------------------------------------------------------------
Net Realized and Unrealized Gain (Loss) on
 Investments .........................................       (1,260)             119,827              (819,817)           (1,363)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (Decrease) In Net Assets From
 Operations ..........................................     $ 24,325          $   119,462         $    (732,706)       $    3,097
==================================================================================================================================

The accompanying notes are an integral part of these financial statements.

                                     FSA-49

Separate Account No. 66
of AXA Equitable Life Insurance Company

------------------------------------
Statements of Operations (Continued)
For the Year Ended December 31, 2007
------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                         EQ/BlackRock          EQ/Calvert           EQ/Capital        EQ/Capital
                                                     International Value  Socially Responsible   Guardian Growth  Guardian Research
------------------------------------------------------------------------------------------------------------------------------------
Income and Expense:
 Investment Income:
   Dividends from The Trusts .........................    $    5,090           $   3,543             $   --          $   85,788
------------------------------------------------------------------------------------------------------------------------------------
 Expenses:
   Asset-based charges ...............................            --             (16,640)                --             (80,074)
------------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss) .........................         5,090             (13,097)                --               5,714
------------------------------------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) on
 Investments:
   Realized gain (loss) on investments ...............        60,368              63,812                387             574,318
   Realized gain distribution from The Trust .........        27,664              73,589                 --              92,457
------------------------------------------------------------------------------------------------------------------------------------
 Net realized gain (loss) ............................        88,032             137,401                387             666,775
------------------------------------------------------------------------------------------------------------------------------------
 Change in unrealized appreciation/(depreciation)
   of investments ....................................       (51,385)             35,503              2,952            (746,029)
------------------------------------------------------------------------------------------------------------------------------------
Net Realized and Unrealized Gain (Loss) on
 Investments .........................................        36,647             172,904              3,339             (79,254)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (Decrease) In Net Assets From
 Operations ..........................................    $   41,737           $ 159,807             $3,339          $  (73,540)
====================================================================================================================================

The accompanying notes are an integral part of these financial statements.

                                     FSA-50

Separate Account No. 66
of AXA Equitable Life Insurance Company

------------------------------------
Statements of Operations (Continued)
For the Year Ended December 31, 2007
------------------------------------


---------------------------------------------------------------------------------------------------------------
                                                                                                    EQ/GAMCO
                                                       EQ/Equity     EQ/Evergreen      EQ/FI     Small Company
                                                       500 Index        Omega         Mid Cap        Value
---------------------------------------------------------------------------------------------------------------
Income and Expense:
 Investment Income:
   Dividends from The Trusts ......................... $ 312,430       $    --       $      --      $   2,555
---------------------------------------------------------------------------------------------------------------
 Expenses:
   Asset-based charges ...............................  (202,771)           --              --         (4,938)
---------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss) .........................   109,659            --              --         (2,383)
---------------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) on
 Investments:
   Realized gain (loss) on investments ...............   734,625            35          19,978         21,958
   Realized gain distribution from The Trust .........   623,575         5,893          17,400         21,120
---------------------------------------------------------------------------------------------------------------
 Net realized gain (loss) ............................ 1,358,200         5,928          37,378         43,078
---------------------------------------------------------------------------------------------------------------
 Change in unrealized appreciation/(depreciation)
   of investments ....................................  (521,394)        5,751         (23,532)       (23,905)
---------------------------------------------------------------------------------------------------------------
Net Realized and Unrealized Gain (Loss) on
 Investments .........................................   836,806        11,679          13,846         19,173
---------------------------------------------------------------------------------------------------------------
Net increase (Decrease) In Net Assets From
 Operations .......................................... $ 946,465       $11,679       $  13,846      $  16,790
===============================================================================================================

The accompanying notes are an integral part of these financial statements.

                                     FSA-51

Separate Account No. 66
of AXA Equitable Life Insurance Company

------------------------------------
Statements of Operations (Continued)
For the Year Ended December 31, 2007
------------------------------------


------------------------------------------------------------------------------------------------------------------
                                                         EQ/JPMorgan
                                                            Value       EQ/Marsico                      EQ/PIMCO
                                                        Opportunities     Focus      EQ/Money Market  Real Return
------------------------------------------------------------------------------------------------------------------
Income and Expense:
 Investment Income:
   Dividends from The Trusts .........................    $   4,369     $     595      $  45,840        $  7,537
------------------------------------------------------------------------------------------------------------------
 Expenses:
   Asset-based charges ...............................           --            --           (472)         (2,437)
------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss) .........................        4,369           595         45,368           5,100
------------------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) on
 Investments:
   Realized gain (loss) on investments ...............       34,067        40,105             63           2,621
   Realized gain distribution from The Trust .........       45,727        28,351             --           2,696
------------------------------------------------------------------------------------------------------------------
 Net realized gain (loss) ............................       79,794        68,456             63           5,317
------------------------------------------------------------------------------------------------------------------
 Change in unrealized appreciation/(depreciation)
   of investments ....................................      (81,891)      (27,240)           (50)         18,513
------------------------------------------------------------------------------------------------------------------
Net Realized and Unrealized Gain (Loss) on
 Investments .........................................       (2,097)       41,216             13          23,830
------------------------------------------------------------------------------------------------------------------
Net increase (Decrease) In Net Assets From
 Operations ..........................................    $   2,272     $  41,811      $  45,381        $ 28,930
==================================================================================================================

The accompanying notes are an integral part of these financial statements.

                                     FSA-52

Separate Account No. 66
of AXA Equitable Life Insurance Company

------------------------------------
Statements of Operations (Continued)
For the Year Ended December 31, 2007
------------------------------------


-------------------------------------------------------------------------------------------------------------------------------
                                                          EQ/Small                          EQ/Van Kampen
                                                          Company     EQ/T. Rowe Price    Emerging Markets      MarketPLUS
                                                           Index        Growth Stock          Equity        International Core
-------------------------------------------------------------------------------------------------------------------------------
Income and Expense:
 Investment Income:
   Dividends from The Trusts .........................   $   65,825       $      93          $       --         $   17,741
-------------------------------------------------------------------------------------------------------------------------------
 Expenses:
   Asset-based charges ...............................      (54,384)             --             (12,066)           (45,351)
-------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss) .........................       11,441              93             (12,066)           (27,610)
-------------------------------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) on
 Investments:
   Realized gain (loss) on investments ...............      201,857          11,471             245,926            300,703
   Realized gain distribution from The Trust .........      343,784           6,878             632,039            880,587
-------------------------------------------------------------------------------------------------------------------------------
 Net realized gain (loss) ............................      545,641          18,349             877,965          1,181,290
-------------------------------------------------------------------------------------------------------------------------------
 Change in unrealized appreciation/(depreciation)
   of investments ....................................     (678,714)        (21,032)           (165,948)          (624,499)
-------------------------------------------------------------------------------------------------------------------------------
Net Realized and Unrealized Gain (Loss) on
 Investments .........................................     (133,073)         (2,683)            712,017            556,791
-------------------------------------------------------------------------------------------------------------------------------
Net increase (Decrease) In Net Assets From
 Operations ..........................................   $ (121,632)      $  (2,590)         $  699,951         $  529,181
===============================================================================================================================

The accompanying notes are an integral part of these financial statements.

                                     FSA-53

Separate Account No. 66
of AXA Equitable Life Insurance Company

------------------------------------
Statements of Operations (Continued)
For the Year Ended December 31, 2007
------------------------------------


------------------------------------------------------------------------------------------------------------------------
                                                          MarketPLUS        MarketPLUS        MarketPLUS   Multimanager
                                                        Large Cap Core   Large Cap Growth   Mid Cap Value   High Yield
------------------------------------------------------------------------------------------------------------------------
Income and Expense:
 Investment Income:
   Dividends from The Trusts .........................    $   1,249         $  12,460       $    115,464     $ 18,457
------------------------------------------------------------------------------------------------------------------------
 Expenses:
   Asset-based charges ...............................           --           (29,215)          (121,165)        (205)
------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss) .........................        1,249           (16,755)            (5,701)      18,252
------------------------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) on
 Investments:
   Realized gain (loss) on investments ...............          278           253,830            225,026        5,086
   Realized gain distribution from The Trust .........       20,777                --          2,654,923           --
------------------------------------------------------------------------------------------------------------------------
 Net realized gain (loss) ............................       21,055           253,830          2,879,949        5,086
------------------------------------------------------------------------------------------------------------------------
 Change in unrealized appreciation/(depreciation)
   of investments ....................................      (18,602)          207,299         (3,104,665)      (7,559)
------------------------------------------------------------------------------------------------------------------------
Net Realized and Unrealized Gain (Loss) on
 Investments .........................................        2,453           461,129           (224,716)      (2,473)
------------------------------------------------------------------------------------------------------------------------
Net increase (Decrease) In Net Assets From
 Operations ..........................................    $   3,702         $ 444,374       $   (230,417)    $ 15,779
========================================================================================================================

The accompanying notes are an integral part of these financial statements.

                                     FSA-54

Separate Account No. 66
of AXA Equitable Life Insurance Company

------------------------------------
Statements of Operations (Continued)
For the Year Ended December 31, 2007
------------------------------------


-------------------------------------------------------------------------------------------------------------------
                                                          Multimanager    Multimanager   Target 2015   Target 2025
                                                        Small Cap Value    Technology     Allocation   Allocation
-------------------------------------------------------------------------------------------------------------------
Income and Expense:
 Investment Income:
   Dividends from The Trusts .........................     $     847       $      --      $  12,483     $  2,703
-------------------------------------------------------------------------------------------------------------------
 Expenses:
   Asset-based charges ...............................            --         (23,772)        (1,397)        (370)
-------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss) .........................           847         (23,772)        11,086        2,333
-------------------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) on
 Investments:
   Realized gain (loss) on investments ...............        (1,351)        253,362           (742)        (107)
   Realized gain distribution from The Trust .........        23,297              --          3,513        1,017
-------------------------------------------------------------------------------------------------------------------
 Net realized gain (loss) ............................        21,946         253,362          2,771          910
-------------------------------------------------------------------------------------------------------------------
 Change in unrealized appreciation/(depreciation)
   of investments ....................................       (49,026)        173,057        (17,185)      (3,194)
-------------------------------------------------------------------------------------------------------------------
Net Realized and Unrealized Gain (Loss) on
 Investments .........................................       (27,080)        426,419        (14,414)      (2,284)
-------------------------------------------------------------------------------------------------------------------
Net increase (Decrease) In Net Assets From
 Operations ..........................................     $ (26,233)      $ 402,647      $  (3,328)    $     49
===================================================================================================================

The accompanying notes are an integral part of these financial statements.

                                     FSA-55

Separate Account No. 66
of AXA Equitable Life Insurance Company

------------------------------------
Statements of Operations (Concluded)
For the Year Ended December 31, 2007
------------------------------------


--------------------------------------------------------------------------------
                                                       Target 2035  Target 2045
                                                        Allocation   Allocation
--------------------------------------------------------------------------------
Income and Expense:
 Investment Income:
   Dividends from The Trusts .........................   $  1,354      $  271
--------------------------------------------------------------------------------
 Expenses:
   Asset-based charges ...............................       (114)        (43)
--------------------------------------------------------------------------------
Net Investment Income (Loss) .........................      1,240         228
--------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) on
 Investments:
   Realized gain (loss) on investments ...............        (50)         --
   Realized gain distribution from The Trust .........        271         335
--------------------------------------------------------------------------------
 Net realized gain (loss) ............................        221         335
--------------------------------------------------------------------------------
 Change in unrealized appreciation/(depreciation)
   of investments ....................................     (3,211)       (820)
--------------------------------------------------------------------------------
Net Realized and Unrealized Gain (Loss) on
 Investments .........................................     (2,990)       (485)
--------------------------------------------------------------------------------
Net increase (Decrease) In Net Assets From
 Operations ..........................................   $ (1,750)     $ (257)
================================================================================

The accompanying notes are an integral part of these financial statements.

                                     FSA-56

Separate Account No. 66
of AXA Equitable Life Insurance Company

---------------------------------------------------
Statements of Changes in Net Assets and Liabilities
For the Years Ended December 31,
---------------------------------------------------


--------------------------------------------------------------------------------------
                                                            AXA              AXA
                                                        Aggressive      Conservative
                                                      Allocation (a)   Allocation (a)
                                                     ---------------- ----------------
                                                           2007             2007
--------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ......................    $   9,080         $  7,043
 Net realized gain (loss) on investments ...........        7,880            2,076
 Change in unrealized appreciation
   (depreciation) of investments ...................      (13,172)          (7,518)
--------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 operations ........................................        3,788            1,601
--------------------------------------------------------------------------------------
Contractowners Transactions:
 Contributions and Transfers:
   Payments received from contractowners ...........      301,415           88,021
   Transfers between funds and guaranteed
    interest account, net ..........................      150,754          114,669
   Transfers for contract benefits and
    terminations ...................................       (8,364)              --
   Contract maintenance charges ....................           --               --
--------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 contractowners transactions .......................      443,805          202,690
--------------------------------------------------------------------------------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 66 .........           --               --
--------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets ..................      447,593          204,291
Net Assets--Beginning of Period ....................           --               --
--------------------------------------------------------------------------------------
Net Assets--End of Period ..........................    $ 447,593         $204,291
======================================================================================

------------------------------------------------------------------------------------------------------
                                                           AXA
                                                       Conservative-        AXA              AXA
                                                           Plus           Moderate      Moderate-Plus
                                                      Allocation (b)   Allocation (a)   Allocation (b)
                                                     ---------------- ---------------- ---------------
                                                           2007             2007             2007
------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ......................   $     1,070        $  6,476        $  7,486
 Net realized gain (loss) on investments ...........         6,138           2,199           4,201
 Change in unrealized appreciation
   (depreciation) of investments ...................        (2,922)         (5,544)         (8,268)
------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 operations ........................................         4,286           3,131           3,419
------------------------------------------------------------------------------------------------------
Contractowners Transactions:
 Contributions and Transfers:
   Payments received from contractowners ...........       246,239         239,209         138,075
   Transfers between funds and guaranteed
    interest account, net ..........................      (190,118)          6,517         121,741
   Transfers for contract benefits and
    terminations ...................................            --              --              --
   Contract maintenance charges ....................            --              --              --
------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 contractowners transactions .......................        56,121         245,726         259,816
------------------------------------------------------------------------------------------------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 66 .........            --              --              --
------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets ..................        60,407         248,857         263,235
Net Assets--Beginning of Period ....................            --              --              --
------------------------------------------------------------------------------------------------------
Net Assets--End of Period ..........................   $    60,407        $248,857        $263,235
======================================================================================================

The accompanying notes are an integral part of these financial statements.

                                     FSA-57

Separate Account No. 66
of AXA Equitable Life Insurance Company

---------------------------------------------------------------
Statements of Changes in Net Assets and Liabilities (Continued)
For the Years Ended December 31,
---------------------------------------------------------------


--------------------------------------------------------------------------------
                                                         EQ/AllianceBernstein
                                                             Intermediate
                                                              Government
                                                              Securities
                                                     ---------------------------
                                                          2007          2006
--------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ......................  $  107,791     $   85,876
 Net realized gain (loss) on investments ...........     (16,772)       (21,786)
 Change in unrealized appreciation
   (depreciation) of investments ...................      79,890         (4,427)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 operations ........................................     170,909         59,663
--------------------------------------------------------------------------------
Contractowners Transactions:
 Contributions and Transfers:
   Payments received from contractowners ...........     744,189        768,142
   Transfers between funds and guaranteed
    interest account, net ..........................    (173,138)      (323,349)
   Transfers for contract benefits and
    terminations ...................................    (247,278)      (475,549)
   Contract maintenance charges ....................      (2,783)        (3,667)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 contractowners transactions .......................     320,990        (34,423)
--------------------------------------------------------------------------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 66 .........          --             --
--------------------------------------------------------------------------------
Increase (Decrease) in Net Assets ..................     491,899         25,240
Net Assets--Beginning of Period ....................   2,742,316      2,717,076
--------------------------------------------------------------------------------
Net Assets--End of Period ..........................  $3,234,215     $2,742,316
================================================================================

--------------------------------------------------------------------------------------------------------------
                                                          EQ/AllianceBernstein         EQ/AllianceBernstein
                                                              International              Large Cap Growth
                                                     ------------------------------- -------------------------
                                                           2007            2006          2007         2006
--------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................... $   143,942     $   176,561     $     --     $        --
 Net realized gain (loss) on investments ...........   5,101,616       3,678,774       13,394          61,248
 Change in unrealized appreciation
   (depreciation) of investments ...................  (2,427,911)        761,795       21,150         (71,981)
--------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 operations ........................................   2,817,647       4,617,130       34,544         (10,733)
--------------------------------------------------------------------------------------------------------------
Contractowners Transactions:
 Contributions and Transfers:
   Payments received from contractowners ...........   4,040,826       4,665,381       13,481          98,177
   Transfers between funds and guaranteed
    interest account, net ..........................  (1,664,951)       (736,366)      (2,403)        (26,697)
   Transfers for contract benefits and
    terminations ...................................  (3,974,932)     (3,101,592)     (49,475)       (201,290)
   Contract maintenance charges ....................     (30,085)        (30,593)      (2,521)         (3,567)
--------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 contractowners transactions .......................  (1,629,142)        796,830      (40,918)       (133,377)
--------------------------------------------------------------------------------------------------------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 66 .........          --              --           --              --
--------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets ..................   1,188,505       5,413,960       (6,374)       (144,110)
Net Assets--Beginning of Period ....................  25,191,452      19,777,492      273,331         417,441
--------------------------------------------------------------------------------------------------------------
Net Assets--End of Period .......................... $26,379,957     $25,191,452     $266,957     $   273,331
==============================================================================================================

The accompanying notes are an integral part of these financial statements.

                                     FSA-58

Separate Account No. 66
of AXA Equitable Life Insurance Company

---------------------------------------------------------------
Statements of Changes in Net Assets and Liabilities (Continued)
For the Years Ended December 31,
---------------------------------------------------------------


----------------------------------------------------------------------------------------------------------
                                                        EQ/AllianceBernstein        EQ/AllianceBernstein
                                                            Quality Bond              Small Cap Growth
                                                     --------------------------- -------------------------
                                                          2007         2006          2007         2006
----------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ......................  $    25,585  $  22,325      $      (365) $    (534)
 Net realized gain (loss) on investments ...........       (4,398)   (12,546)         278,137    181,264
 Change in unrealized appreciation
   (depreciation) of investments ...................        3,138     15,242         (158,310)   (86,981)
----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 operations ........................................       24,325     25,021          119,462     93,749
----------------------------------------------------------------------------------------------------------
Contractowners Transactions:
 Contributions and Transfers:
   Payments received from contractowners ...........       28,610    117,714           12,083     28,147
   Transfers between funds and guaranteed
    interest account, net ..........................       13,453    (48,086)        (239,507)    25,357
   Transfers for contract benefits and
    terminations ...................................     (152,190)  (600,138)        (290,914)  (218,434)
   Contract maintenance charges ....................       (5,314)    (6,575)          (5,782)    (9,166)
----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 contractowners transactions .......................     (115,441)  (537,085)        (524,120)  (174,096)
----------------------------------------------------------------------------------------------------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 66 .........           --         --               --         --
----------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets ..................      (91,116)  (512,064)        (404,658)   (80,347)
Net Assets--Beginning of Period ....................      551,183  1,063,247          982,712  1,063,059
----------------------------------------------------------------------------------------------------------
Net Assets--End of Period ..........................  $   460,067  $ 551,183      $   578,054  $ 982,712
==========================================================================================================

----------------------------------------------------------------------------------
                                                          EQ/AllianceBernstein
                                                                Value (c)
                                                     -----------------------------
                                                         2007            2006
----------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................... $    87,111     $    67,320
 Net realized gain (loss) on investments ...........   1,657,396         973,790
 Change in unrealized appreciation
   (depreciation) of investments ...................  (2,477,213)        835,051
----------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 operations ........................................    (732,706)      1,876,161
----------------------------------------------------------------------------------
Contractowners Transactions:
 Contributions and Transfers:
   Payments received from contractowners ...........   2,322,508       2,441,926
   Transfers between funds and guaranteed
    interest account, net ..........................   2,381,596        (396,077)
   Transfers for contract benefits and
    terminations ...................................  (1,543,185)     (1,400,650)
   Contract maintenance charges ....................     (15,876)         (7,643)
----------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 contractowners transactions .......................   3,145,043         637,556
----------------------------------------------------------------------------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 66 .........         991              --
----------------------------------------------------------------------------------
Increase (Decrease) in Net Assets ..................   2,413,328       2,513,717
Net Assets--Beginning of Period ....................  11,437,878       8,924,161
----------------------------------------------------------------------------------
Net Assets--End of Period .......................... $13,851,206     $11,437,878
==================================================================================

The accompanying notes are an integral part of these financial statements.

                                     FSA-59

Separate Account No. 66
of AXA Equitable Life Insurance Company

---------------------------------------------------------------
Statements of Changes in Net Assets and Liabilities (Continued)
For the Years Ended December 31,
---------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------
                                                            EQ/BlackRock               EQ/BlackRock
                                                         Basic Value Equity         International Value
                                                     -------------------------- ---------------------------
                                                         2007          2006          2007          2006
-----------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ......................  $   4,460    $    12,301   $     5,090   $    12,877
 Net realized gain (loss) on investments ...........     42,784         34,054        88,032       106,042
 Change in unrealized appreciation
   (depreciation) of investments ...................    (44,147)        42,202       (51,385)       (3,238)
-----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 operations ........................................      3,097         88,557        41,737       115,681
-----------------------------------------------------------------------------------------------------------
Contractowners Transactions:
 Contributions and Transfers:
   Payments received from contractowners ...........     38,639         17,000         2,472         5,508
   Transfers between funds and guaranteed
    interest account, net ..........................     (5,366)        12,000      (149,194)       14,601
   Transfers for contract benefits and
    terminations ...................................    (42,896)      (171,000)      (27,886)     (248,280)
   Contract maintenance charges ....................     (3,476)        (4,614)       (3,372)       (4,871)
-----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 contractowners transactions .......................    (13,099)      (146,614)     (177,980)     (233,042)
-----------------------------------------------------------------------------------------------------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 66 .........         --              1            --             3
-----------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets ..................    (10,002)       (58,056)     (136,243)     (117,358)
Net Assets--Beginning of Period ....................    402,689        460,745       400,723       518,081
-----------------------------------------------------------------------------------------------------------
Net Assets--End of Period ..........................  $ 392,687    $   402,689   $   264,480   $   400,723
===========================================================================================================

--------------------------------------------------------------------------------
                                                              EQ/Calvert
                                                         Socially Responsible
                                                     ---------------------------
                                                          2007          2006
--------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ......................  $  (13,097)   $  (14,873)
 Net realized gain (loss) on investments ...........     137,401       111,143
 Change in unrealized appreciation
   (depreciation) of investments ...................      35,503       (44,738)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 operations ........................................     159,807        51,532
--------------------------------------------------------------------------------
Contractowners Transactions:
 Contributions and Transfers:
   Payments received from contractowners ...........     392,455       451,826
   Transfers between funds and guaranteed
    interest account, net ..........................    (124,099)      (74,650)
   Transfers for contract benefits and
    terminations ...................................    (206,051)     (238,570)
   Contract maintenance charges ....................         (26)          (40)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 contractowners transactions .......................      62,279       138,566
--------------------------------------------------------------------------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 66 .........          --            --
--------------------------------------------------------------------------------
Increase (Decrease) in Net Assets ..................     222,086       190,098
Net Assets--Beginning of Period ....................   1,422,644     1,232,546
--------------------------------------------------------------------------------
Net Assets--End of Period ..........................  $1,644,730    $1,422,644
================================================================================

The accompanying notes are an integral part of these financial statements.

                                     FSA-60

Separate Account No. 66
of AXA Equitable Life Insurance Company

---------------------------------------------------------------
Statements of Changes in Net Assets and Liabilities (Continued)
For the Years Ended December 31,
---------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------
                                                       EQ/Capital Guardian         EQ/Capital Guardian
                                                              Growth                  Research (d)
                                                     ------------------------ -----------------------------
                                                         2007        2006          2007           2006
-----------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ......................  $     --    $       34   $    5,714    $     (28,319)
 Net realized gain (loss) on investments ...........       387         5,583      666,775          398,049
 Change in unrealized appreciation
   (depreciation) of investments ...................     2,952        (3,762)    (746,029)         330,747
-----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 operations ........................................     3,339         1,855      (73,540)         700,477
-----------------------------------------------------------------------------------------------------------
Contractowners Transactions:
 Contributions and Transfers:
   Payments received from contractowners ...........     5,143         1,529    1,108,155        1,082,307
   Transfers between funds and guaranteed
    interest account, net ..........................    71,840          (948)   1,434,951         (174,174)
   Transfers for contract benefits and
    terminations ...................................        --       (20,236)    (859,959)      (1,054,613)
   Contract maintenance charges ....................    (1,158)         (325)      (4,134)          (3,454)
-----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 contractowners transactions .......................    75,825       (19,980)   1,679,013         (149,934)
-----------------------------------------------------------------------------------------------------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 66 .........        --            --           --               --
-----------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets ..................    79,164       (18,125)   1,605,473          550,543
Net Assets--Beginning of Period ....................    21,703        39,828    6,948,206        6,397,663
-----------------------------------------------------------------------------------------------------------
Net Assets--End of Period ..........................  $100,867    $   21,703   $8,553,679    $   6,948,206
===========================================================================================================

----------------------------------------------------------------------------------
                                                           EQ/Equity 500 Index
                                                     -----------------------------
                                                         2007            2006
----------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................... $   109,659     $   165,253
 Net realized gain (loss) on investments ...........   1,358,199       1,411,137
 Change in unrealized appreciation
   (depreciation) of investments ...................    (521,393)      1,198,932
----------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 operations ........................................     946,465       2,775,322
----------------------------------------------------------------------------------
Contractowners Transactions:
 Contributions and Transfers:
   Payments received from contractowners ...........   4,042,957       3,706,509
   Transfers between funds and guaranteed
    interest account, net ..........................  (1,613,529)     (1,175,212)
   Transfers for contract benefits and
    terminations ...................................  (3,621,380)     (2,270,726)
   Contract maintenance charges ....................     (39,384)        (46,287)
----------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 contractowners transactions .......................  (1,231,336)        214,284
----------------------------------------------------------------------------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 66 .........          --              --
----------------------------------------------------------------------------------
Increase (Decrease) in Net Assets ..................    (284,871)      2,989,606
Net Assets--Beginning of Period ....................  22,299,763      19,310,157
----------------------------------------------------------------------------------
Net Assets--End of Period .......................... $22,014,892     $22,299,763
==================================================================================

The accompanying notes are an integral part of these financial statements.

                                     FSA-61

Separate Account No. 66
of AXA Equitable Life Insurance Company

---------------------------------------------------------------
Statements of Changes in Net Assets and Liabilities (Continued)
For the Years Ended December 31,
---------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                EQ/GAMCO
                                                        EQ/Evergreen Omega          EQ/FI Mid Cap         Small Company Value
                                                     ------------------------ ------------------------- -----------------------
                                                         2007        2006       2007         2006           2007        2006
-------------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ......................   $     --    $  1,816   $     --     $ 10,538      $  (2,383)   $  1,260
 Net realized gain (loss) on investments ...........      5,928       7,764     37,378        6,508         43,078       8,676
 Change in unrealized appreciation
   (depreciation) of investments ...................      5,751      (3,306)   (23,532)      26,838        (23,905)      2,700
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 operations ........................................     11,679       6,274     13,846       43,884         16,790      12,636
-------------------------------------------------------------------------------------------------------------------------------
Contractowners Transactions:
 Contributions and Transfers:
   Payments received from contractowners ...........        230          81      3,453      145,618        373,178     128,828
   Transfers between funds and guaranteed
    interest account, net ..........................       (281)     96,801    (99,343)     (34,343)        67,850      34,254
   Transfers for contract benefits and
    terminations ...................................        (15)       (116)  (144,914)    (290,967)       (84,162)       (119)
   Contract maintenance charges ....................       (741)        (70)      (796)      (3,739)            --          --
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 contractowners transactions .......................       (807)     96,696   (241,600)    (183,431)       356,866     162,963
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 66 .........         --          --         --           --             --          --
-------------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets ..................     10,872     102,970   (227,754)    (139,547)       373,656     175,599
Net Assets--Beginning of Period ....................    103,368         398    356,847      496,394        175,599          --
-------------------------------------------------------------------------------------------------------------------------------
Net Assets--End of Period ..........................   $114,240    $103,368   $129,093     $356,847      $ 549,255    $175,599
===============================================================================================================================

The accompanying notes are an integral part of these financial statements.

                                     FSA-62

Separate Account No. 66
of AXA Equitable Life Insurance Company

---------------------------------------------------------------
Statements of Changes in Net Assets and Liabilities (Continued)
For the Years Ended December 31,
---------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------
                                                            EQ/JPMorgan
                                                        Value Opportunities          EQ/Marsico Focus
                                                     -------------------------- ---------------------------
                                                          2007         2006          2007          2006
-----------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ......................  $     4,369   $  16,188    $       595   $     4,205
 Net realized gain (loss) on investments ...........       79,794      17,760         68,456        72,804
 Change in unrealized appreciation
   (depreciation) of investments ...................      (81,891)     34,702        (27,240)      (46,979)
-----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 operations ........................................        2,272      68,650         41,811        30,030
-----------------------------------------------------------------------------------------------------------
Contractowners Transactions:
 Contributions and Transfers:
   Payments received from contractowners ...........        2,098       3,292          8,827        33,681
   Transfers between funds and guaranteed
    interest account, net ..........................      (68,131)     24,000         59,647       (99,614)
   Transfers for contract benefits and
    terminations ...................................      (43,451)    (52,785)      (215,453)     (166,682)
   Contract maintenance charges ....................       (3,183)     (3,745)        (2,717)       (5,109)
-----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 contractowners transactions .......................     (112,667)    (29,238)      (149,696)     (237,724)
-----------------------------------------------------------------------------------------------------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 66 .........           --          --             --             1
-----------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets ..................     (110,395)     39,412       (107,885)     (207,693)
Net Assets--Beginning of Period ....................      399,255     359,843        468,157       675,850
-----------------------------------------------------------------------------------------------------------
Net Assets--End of Period ..........................  $   288,860   $ 399,255    $   360,272   $   468,157
===========================================================================================================

--------------------------------------------------------------------------------
                                                           EQ/Money Market
                                                     ---------------------------
                                                          2007          2006
--------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ......................  $   45,368    $   33,258
 Net realized gain (loss) on investments ...........          63        (5,060)
 Change in unrealized appreciation
   (depreciation) of investments ...................         (50)        5,077
--------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 operations ........................................      45,381        33,275
--------------------------------------------------------------------------------
Contractowners Transactions:
 Contributions and Transfers:
   Payments received from contractowners ...........     587,612       554,292
   Transfers between funds and guaranteed
    interest account, net ..........................    (262,750)      410,828
   Transfers for contract benefits and
    terminations ...................................    (594,771)     (664,796)
   Contract maintenance charges ....................      (7,418)       (7,310)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 contractowners transactions .......................    (277,327)      293,014
--------------------------------------------------------------------------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 66 .........          --            --
--------------------------------------------------------------------------------
Increase (Decrease) in Net Assets ..................    (231,946)      326,289
Net Assets--Beginning of Period ....................   1,295,291       969,002
--------------------------------------------------------------------------------
Net Assets--End of Period ..........................  $1,063,345    $1,295,291
================================================================================

The accompanying notes are an integral part of these financial statements.

                                     FSA-63

Separate Account No. 66
of AXA Equitable Life Insurance Company

---------------------------------------------------------------
Statements of Changes in Net Assets and Liabilities (Continued)
For the Years Ended December 31,
---------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------------
                                                                                                             EQ/T. Rowe
                                                             EQ/PIMCO                   EQ/Small            Price Growth
                                                           Real Return               Company Index          Stock (b) (e)
                                                     ------------------------ ---------------------------- --------------
                                                         2007        2006         2007           2006           2007
-------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ......................  $   5,100    $  2,740    $   11,441     $   12,475     $      93
 Net realized gain (loss) on investments ...........      5,317         989       545,641        358,672        18,349
 Change in unrealized appreciation
   (depreciation) of investments ...................     18,513      (3,572)     (678,714)       198,332       (21,032)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 operations ........................................     28,930         157      (121,632)       569,479        (2,590)
-------------------------------------------------------------------------------------------------------------------------
Contractowners Transactions:
 Contributions and Transfers:
   Payments received from contractowners ...........    196,207      79,078     1,064,693      1,666,967           214
   Transfers between funds and guaranteed
    interest account, net ..........................     60,132       4,169      (670,472)       (98,211)      128,369
   Transfers for contract benefits and
    terminations ...................................    (10,891)       (100)     (538,578)      (436,885)           --
   Contract maintenance charges ....................         --          --            --             --          (397)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 contractowners transactions .......................    245,448      83,147      (144,357)     1,131,871       128,186
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 66 .........         --          --            --             --            --
-------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets ..................    274,378      83,304      (265,989)     1,701,350       125,596
Net Assets--Beginning of Period ....................     83,304          --     4,907,316      3,205,966            --
-------------------------------------------------------------------------------------------------------------------------
Net Assets--End of Period ..........................  $ 357,682    $ 83,304    $4,641,327     $4,907,316     $ 125,596
=========================================================================================================================

The accompanying notes are an integral part of these financial statements.

                                     FSA-64

Separate Account No. 66
of AXA Equitable Life Insurance Company

---------------------------------------------------------------
Statements of Changes in Net Assets and Liabilities (Continued)
For the Years Ended December 31,
---------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                           EQ/Van Kampen                MarketPLUS                 MarketPLUS
                                                      Emerging Markets Equity       International Core           Large Cap Core
                                                    -------------------------- -------------------------- --------------------------
                                                         2007         2006         2007          2006          2007         2006
------------------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................... $  (12,066)  $    3,223   $  (27,610)   $   14,578    $    1,249   $      746
 Net realized gain (loss) on investments ...........    877,965      283,360    1,181,290       332,761        21,055          557
 Change in unrealized appreciation
   (depreciation) of investments ...................   (165,948)      11,208     (624,499)      140,164       (18,602)       9,052
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 operations ........................................    699,951      297,791      529,181       487,503         3,702       10,355
------------------------------------------------------------------------------------------------------------------------------------
Contractowners Transactions:
 Contributions and Transfers:
   Payments received from contractowners ...........  1,573,222      387,097    1,188,977     1,502,737         7,190       12,125
   Transfers between funds and guaranteed
    interest account, net ..........................    497,789      420,817     (648,250)       77,553          (185)          --
   Transfers for contract benefits and
    terminations ...................................   (280,347)    (247,042)    (319,919)     (303,083)           --      (30,000)
   Contract maintenance charges ....................     (8,682)      (5,579)        (645)       (1,693)         (993)        (905)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 contractowners transactions .......................  1,781,982      555,293      220,163     1,275,514         6,012      (18,780)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 66 .........         --           --           --            --            --           --
------------------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets ..................  2,481,933      853,084      749,344     1,763,017         9,714       (8,425)
Net Assets--Beginning of Period ....................  1,369,575      516,491    3,801,989     2,038,972        88,794       97,219
------------------------------------------------------------------------------------------------------------------------------------
Net Assets--End of Period .......................... $3,851,508   $1,369,575   $4,551,333    $3,801,989    $   98,508   $   88,794
====================================================================================================================================

The accompanying notes are an integral part of these financial statements.

                                     FSA-65

Separate Account No. 66
of AXA Equitable Life Insurance Company

---------------------------------------------------
Statements of Changes in Net Assets and Liabilities
For the Years Ended December 31,
---------------------------------------------------


--------------------------------------------------------------------------------
                                                             MarketPLUS
                                                          Large Cap Growth
                                                     ---------------------------
                                                         2007          2006
--------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ......................  $  (16,755)   $  (26,997)
 Net realized gain (loss) on investments ...........     253,830       225,206
 Change in unrealized appreciation
   (depreciation) of investments ...................     207,299         6,752
--------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 operations ........................................     444,374       204,961
--------------------------------------------------------------------------------
Contractowners Transactions:
 Contributions and Transfers:
   Payments received from contractowners ...........     624,987       763,337
   Transfers between funds and guaranteed
    interest account, net ..........................     183,702      (189,824)
   Transfers for contract benefits and
    terminations ...................................    (573,256)     (540,668)
   Contract maintenance charges ....................      (6,125)       (6,765)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 contractowners transactions .......................     229,308        26,080
--------------------------------------------------------------------------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 66 .........          --            --
--------------------------------------------------------------------------------
Increase (Decrease) in Net Assets ..................     673,682       231,041
Net Assets--Beginning of Period ....................   3,146,441     2,915,400
--------------------------------------------------------------------------------
Net Assets--End of Period ..........................  $3,820,123    $3,146,441
================================================================================

--------------------------------------------------------------------------------------------------------------
                                                               MarketPLUS                   Multimanager
                                                              Mid Cap Value                  High Yield
                                                     -----------------------------  --------------------------
                                                         2007            2006            2007         2006
--------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................... $    (5,701)    $   (78,955)     $    18,252  $  51,495
 Net realized gain (loss) on investments ...........   2,879,949       1,266,674            5,086      9,492
 Change in unrealized appreciation
   (depreciation) of investments ...................  (3,104,665)        (14,755)          (7,559)    24,248
--------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 operations ........................................    (230,417)      1,172,964           15,779     85,235
--------------------------------------------------------------------------------------------------------------
Contractowners Transactions:
 Contributions and Transfers:
   Payments received from contractowners ...........   2,172,231       2,172,154           13,588     78,414
   Transfers between funds and guaranteed
    interest account, net ..........................  (1,346,686)     (1,095,299)           1,018     (3,357)
   Transfers for contract benefits and
    terminations ...................................  (1,502,796)     (2,110,909)        (249,161)  (793,238)
   Contract maintenance charges ....................      (4,612)         (6,010)          (4,080)    (8,409)
--------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 contractowners transactions .......................    (681,863)     (1,040,064)        (238,635)  (726,590)
--------------------------------------------------------------------------------------------------------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 66 .........          --              --               --         --
--------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets ..................    (912,280)        132,900         (222,856)  (641,355)
Net Assets--Beginning of Period ....................  11,054,167      10,921,267          457,866  1,099,221
--------------------------------------------------------------------------------------------------------------
Net Assets--End of Period .......................... $10,141,887     $11,054,167      $   235,010  $ 457,866
==============================================================================================================

The accompanying notes are an integral part of these financial statements.

                                     FSA-66

Separate Account No. 66
of AXA Equitable Life Insurance Company

---------------------------------------------------------------
Statements of Changes in Net Assets and Liabilities (Continued)
For the Years Ended December 31,
---------------------------------------------------------------


---------------------------------------------------------------------------------------------------------
                                                           Multimanager               Multimanager
                                                          Small Cap Value              Technology
                                                    -------------------------- --------------------------
                                                       2007         2006           2007          2006
---------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................... $    847     $ 31,578      $  (23,772)   $  (21,497)
 Net realized gain (loss) on investments ...........   21,947       55,490         253,362       112,695
 Change in unrealized appreciation
   (depreciation) of investments ...................  (49,026)      14,374         173,057        33,214
---------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 operations ........................................  (26,232)     101,442         402,647       124,412
---------------------------------------------------------------------------------------------------------
Contractowners Transactions:
 Contributions and Transfers:
   Payments received from contractowners ...........    4,115        5,213         630,317       663,756
   Transfers between funds and guaranteed
    interest account, net .......................... (202,960)     (36,713)       (112,478)     (330,203)
   Transfers for contract benefits and
    terminations ................................... (130,415)    (215,411)       (538,914)     (197,202)
   Contract maintenance charges ....................   (3,143)      (6,214)         (3,678)       (3,955)
---------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 contractowners transactions ....................... (332,403)    (253,125)        (24,753)      132,396
---------------------------------------------------------------------------------------------------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 66 .........       --           --              --            --
---------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets .................. (358,635)    (151,683)        377,894       256,808
Net Assets--Beginning of Period ....................  597,151      748,834       2,392,915     2,136,107
---------------------------------------------------------------------------------------------------------
Net Assets--End of Period .......................... $238,516     $597,151      $2,770,809    $2,392,915
=========================================================================================================

The accompanying notes are an integral part of these financial statements.

                                     FSA-67

Separate Account No. 66
of AXA Equitable Life Insurance Company

---------------------------------------------------------------
Statements of Changes in Net Assets and Liabilities (Concluded)
For the Years Ended December 31,
---------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------
                                                        Target 2015      Target 2025      Target 2035     Target 2045
                                                      Allocation (a)   Allocation (a)   Allocation (a)   Allocation (a)
                                                     ---------------- ---------------- ---------------- ---------------
                                                           2007             2007             2007             2007
-----------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ......................    $  11,086         $  2,333         $  1,240         $   228
 Net realized gain (loss) on investments ...........        2,771              910              221             335
 Change in unrealized appreciation
   (depreciation) of investments ...................      (17,185)          (3,194)          (3,211)           (820)
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 operations ........................................       (3,328)              49           (1,750)           (257)
-----------------------------------------------------------------------------------------------------------------------
Contractowners Transactions:
 Contributions and Transfers:
   Payments received from contractowners ...........      406,775           77,662           29,373          14,494
   Transfers between funds and guaranteed
    interest account, net ..........................       77,517           43,919           36,460           2,440
   Transfers for contract benefits and
    terminations ...................................      (35,000)              --               --              --
   Contract maintenance charges ....................           --               --               --              --
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 contractowners transactions .......................      449,292          121,581           65,833          16,934
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 66 .........           --               --               --              --
-----------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets ..................      445,964          121,630           64,083          16,677
Net Assets--Beginning of Period ....................           --               --               --              --
-----------------------------------------------------------------------------------------------------------------------
Net Assets--End of Period ..........................    $ 445,964         $121,630         $ 64,083         $16,677
=======================================================================================================================

(a)   Made available on May 1, 2007
(b)   Made available on July 6, 2007
(c) A substitution of EQ/AllianceBernstein Value was made for EQ/AllianceBernstein Growth and Income on August 17, 2007
(d) A substitution of EQ/Capital Guardian Research was made for EQ/Capital Guardian U.S. Equity on July 6, 2007
(e) A substitution of EQ/T. Rowe Price Growth Stock was made for EQ/Janus Large Cap Growth on July 6, 2007


The accompanying notes are an integral part of these financial statements.

                                     FSA-68

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of AXA Equitable Life Insurance Company

------------------------------
Notes to Financial Statements
December 31, 2007
------------------------------

1. Organization

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled), and 66 (collectively, the Funds or Accounts) of AXA Equitable Life Insurance Company ("AXA Equitable"), a subsidiary of AXA Financial, Inc., were established and maintained in conformity with the New York State Insurance Law. Pursuant to such law, to the extent provided in the applicable contracts, the net assets in the Funds are not chargeable with liabilities arising out of any other business of AXA Equitable. These financial statements reflect the total net assets and results of operations for Separate Account Nos. 13, 10, 4, 3 and 66. Annuity contracts issued by AXA Equitable are Momentum Strategy, Retirement Investment Account ("RIA"), Members Retirement Program ("MRP"), American Dental Association Members Retirement Program ("ADA") and Equi-Pen-Plus ("EPP") (collectively, the Plans). Institutional reflects investments in Funds by contract owners of group annuity contracts issued by AXA Equitable. Assets of the Plans and Institutional are invested in a number of investment Funds (available Funds vary by Plan).

Separate Account No. 66 consists of 38 investment options. The Account invests in shares of mutual funds of EQ Advisors Trust ("EQAT") and AXA Premier VIP Trust ("VIP") (collectively "The Trusts"). The Trusts are open-end diversified management companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trusts has separate investment objectives. These financial statements and notes are those of the Account.

The contractowners invest in Separate Account Nos. 13, 10, 4, 3 and 66 under the following respective names:

    Momentum Strategy
    Separate Account No. 13   The AllianceBernstein Bond Fund
    Separate Account No. 10   The AllianceBernstein Balanced Fund
    Separate Account No. 4    The AllianceBernstein Growth Equity Fund
    Separate Account No. 3    The AllianceBernstein Mid Cap Growth Fund

    RIA
    Separate Account No. 13   The AllianceBernstein Bond Fund
    Separate Account No. 10   The AllianceBernstein Balanced Fund
    Separate Account No. 4    The AllianceBernstein Common Stock Fund
    Separate Account No. 3    The AllianceBernstein Mid Cap Growth Fund

                                     FSA-69

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of AXA Equitable Life Insurance Company

-----------------------------------------
Notes to Financial Statements (Continued)
December 31, 2007
-----------------------------------------

1. Organization (Continued)

    Separate Account No. 66:   EQ/AllianceBernstein Intermediate    EQ/Equity 500 Index
                                Government Securities               EQ/Evergreen Omega
                               EQ/AllianceBernstein International   EQ/FI Mid Cap
                               EQ/AllianceBernstein Large Cap       EQ/JPMorgan Value Opportunities
                                Growth                              EQ/Marsico Focus
                               EQ/AllianceBernstein Quality         EQ/Money Market
                                Bond                                EQ/T. Rowe Price Growth Stock(k)
                               EQ/AllianceBernstein Small Cap       EQ/Van Kampen Emerging
                                Growth                               Markets Equity
                               EQ/AllianceBernstein Value           MarketPLUS International Core(c)
                               EQ/BlackRock Basic Value             MarketPLUS Large Cap Core(d)
                                Equity(a)                           MarketPLUS Large Cap Growth(e)
                               EQ/BlackRock International           MarketPLUS Mid Cap Value(f)
                                Value(b)                            Multimanager High Yield(g)
                               EQ/Calvert Socially Responsible      Multimanager Small Cap Value(h)
                               EQ/Capital Guardian Growth           Multimanager Technology(i)
                               EQ/Capital Guardian Research

    MRP
    Separate Account No. 10    The AllianceBernstein Balanced
                                Fund
    Separate Account No. 4     The AllianceBernstein Growth
                                Equity Fund
    Separate Account No. 3     The AllianceBernstein Mid Cap
                                Growth Fund
    Separate Account No. 66:   AXA Aggressive Allocation(j)         EQ/GAMCO Small Company
                               AXA Conservative Allocation(j)        Value
                               AXA Conservative-Plus                EQ/PIMCO Real Return
                                 Allocation(k)                      EQ/Small Company Index
                               AXA Moderate Allocation(j)           EQ/Van Kampen Emerging
                               AXA Moderate-Plus Allocation(k)       Markets Equity
                               EQ/AllianceBernstein Intermediate    MarketPLUS Large Cap Core(d)
                                Government Securities               MarketPLUS Large Cap Growth(e)
                               EQ/AllianceBernstein International   MarketPLUS Mid Cap Value(f)
                               EQ/AllianceBernstein Value           Multimanager Technology(i)
                               EQ/Calvert Socially Responsible      Target 2015 Allocation(j)
                               EQ/Capital Guardian Research         Target 2025 Allocation(j)
                               EQ/Equity 500 Index                  Target 2035 Allocation(j)
                                                                    Target 2045 Allocation(j)

    ADA
    Separate Account No. 4     The Growth Equity Fund

                                     FSA-70

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of AXA Equitable Life Insurance Company

-----------------------------------------
Notes to Financial Statements (Continued)
December 31, 2007
-----------------------------------------

1. Organization (Concluded)

    EPP
    Separate Account No. 10   The AllianceBernstein Balanced Fund
    Separate Account No. 4    The AllianceBernstein Common Stock Fund

    Institutional
    Separate Account No. 13   Intermediate Duration Bond Account
    Separate Account No. 10   Strategic Balanced Management Account
    Separate Account No. 4    Growth Stock Account
    Separate Account No. 3    Mid Cap Growth Stock Account

-----------
(a)   Formerly known as EQ/Mercury Basic Value Equity
(b)   Formerly known as EQ/Mercury International Value
(c)   Formerly known as EQ/Capital Guardian International
(d)   Formerly known as EQ/MFS Investors Trust
(e)   Formerly known as EQ/MFS Emerging Growth Companies
(f)   Formerly known as EQ/FI Mid Cap Value
(g)   Formerly known as AXA Premier VIP High Yield
(h)   Formerly known as EQ/Small Cap Value
(i)   Formerly known as AXA Premier VIP Technology
(j)   Made available on May 01, 2007
(k)   Made available on July 06, 2007

Under applicable insurance law, the assets and liabilities of the Accounts are clearly identified and distinguished from AXA Equitable's other assets and liabilities. The assets of the Accounts are the property of AXA Equitable. However, the portion of the Accounts' assets attributable to the contracts will not be chargeable with liabilities arising out of any other business AXA Equitable may conduct. The excess of assets over reserves and other contract liabilities, if any, in Separate Account Nos. 4 and 66 may be transferred to AXA Equitable's General Account. AXA Equitable's General Account is subject to creditor rights.

The amount retained by AXA Equitable in Separate Account Nos. 4 and 66 arises principally from (1) contributions from AXA Equitable, (2) expense risk charges accumulated in the account, and (3) that portion, determined ratably, of the account's investment results applicable to those assets in the account in excess of the net assets for the contracts. Amounts retained by AXA Equitable are not subject to charges for expense risks.


2. Significant Accounting Policies

The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America
(GAAP). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

On September 15, 2006, the FASB issued Statement of Financial Accounting Standard No. 157, "Fair Value Measurements" ("SFAS No. 157"). SFAS No. 157 establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. It applies only to fair value measurements that are already required or permitted by other accounting standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2006. AXA Equitable does not anticipate any impact to the operations or net assets fo the account, upon adoption.

                                     FSA-71

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of AXA Equitable Life Insurance Company

-----------------------------------------
Notes to Financial Statements (Continued)
December 31, 2007
-----------------------------------------

2. Significant Accounting Policies (Continued)

Investment securities for Separate Account Nos. 13, 10, 4 and 3 are valued as follows:

Stocks listed on national securities exchanges and certain over-the-counter issues traded on the National Association of Securities Dealers, Inc. Automated Quotation (NASDAQ) national market system are valued at the last sale price, or, if there is no sale, at the latest available bid price.

Foreign securities not traded directly, or in American Depositary Receipt (ADR) form in the United States, are valued at the last sale price in the local currency on an exchange in the country of origin. Foreign currency is converted into its U.S. dollar equivalent at current exchange rates.

Forward contracts are valued at their last sale price or, if there is no sale, at the latest available bid price.

United States Treasury securities and other obligations issued or guaranteed by the United States Government, its agencies or instrumentalities are valued at representative quoted prices.

Long-term (i.e., maturing in more than a year) publicly traded corporate bonds are valued at prices obtained from a bond pricing service of a major dealer in bonds when such prices are available; however, in circumstances where AXA Equitable and Alliance deem it appropriate to do so, an over-the-counter or exchange quotation may be used.

Convertible preferred stocks listed on national securities exchanges are valued at their last sale price or, if there is no sale, at the latest available bid price.

Convertible bonds and unlisted convertible preferred stocks are valued at bid prices obtained from one or more major dealers in such securities; where there is a discrepancy between dealers, values may be adjusted based on recent premium spreads to the underlying common stock.

Other assets that do not have a readily available market price are valued at fair value as determined in good faith by AXA Equitable's investment officers.

Short-term debt securities purchased directly by the AXA Equitable Funds, which mature in 60 days or less, are valued at amortized cost. Short-term debt securities, which mature in more than 60 days, are valued at representative quoted prices.

The value of the investments in Separate Account No. 66 held in the Trusts is calculated by multiplying the number of shares held in each Portfolio by the net asset value per share of that Portfolio determined as of the close of business each day. The net asset value is determined by the Trusts using the market or fair value of the underlying assets of the Portfolio less liabilities. For Separate Account No. 66, realized gains and losses include (1) gains and losses on redemptions of Trust shares (determined on the identified cost basis) and (2) Trust distributions representing the net realized gains on Trust investment transactions. Dividends and distributions of capital gains of the Trusts are automatically reinvested on the ex-dividend date.

Security transactions are recorded on the trade date. Amortized cost of debt securities where applicable is adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date; interest income (including amortization of premium and discount on securities using the effective yield method) is accrued daily. Realized gains and losses on the sale of investments are computed on the basis of the identified cost of the related investments sold.

Transactions denominated in foreign currencies are recorded at the rate prevailing at the date of such

                                     FSA-72

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of AXA Equitable Life Insurance Company

-----------------------------------------
Notes to Financial Statements (Continued)
December 31, 2007
-----------------------------------------

2. Significant Accounting Policies (Concluded)

transactions. Asset and liability accounts that are denominated in a foreign currency are adjusted to reflect the current exchange rate at the end of the period. Transaction gains or losses resulting from changes in the exchange rate during the reporting period or upon settlement of the foreign currency transactions are reflected under "Realized and Unrealized Gain (Loss) on Investments" in the Statement of Operations.

Separate Account No. 10 may enter into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign security holdings.

Forward contracts are agreements to buy or sell a foreign currency for a set price in the future. During the period the forward contracts are open, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each trading day. The realized gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from foreign currency transactions. The use of forward transactions involves the risk of imperfect correlation in movements in the price of forward contracts, interest rates and the underlying hedged assets.

Forward contracts involve elements of both market and credit risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The contract amounts of these forward contracts reflect the extent of the Fund's exposure to off-balance sheet risk. The Fund bears the market risk that arises from any changes in security values. Forward contracts are entered into directly with the counterparty and not through an exchange and can be terminated only by agreement of both parties to the contract. There is no daily margin settlement and the Fund is exposed to the risk of default by the counterparty.

At December 31, 2007, Separate Account No. 10 had no outstanding forward currency contracts to buy/sell foreign currencies.

Net assets allocated to contracts in the payout period are computed according to various mortality tables, depending on the year the benefits were purchased. The tables used are the 1971 GAM table, the 1983 GAM table, and the 1994 GAR. The assumed investment returns vary by contract and range from 4 percent to 6.5 percent. The contracts are participating group annuities, and, thus, the mortality risk is borne by the contractholder, as long as the contract has not been discontinued. AXA Equitable retains the ultimate obligation to pay the benefits if the contract funds become insufficient and the contractholder elects to discontinue the contract.

Amounts due to/from the General Account or receivable/payable for policy related transactions represent receivables/payables for policy related transactions predominately related to premiums, surrenders and death benefits.

Payments received from contractowners represent participant contributions under the contracts (excluding amounts allocated to the guaranteed interest option, reflected in the General Account). The amount allocated to the guaranteed interest option earns interest at the current guaranteed interest rate, which is an annual effective rate.

The operations of the Account are included in the federal income tax return of AXA Equitable, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to contracts participating in the Funds by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by AXA

                                     FSA-73

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of AXA Equitable Life Insurance Company

-----------------------------------------
Notes to Financial Statements (Continued)
December 31, 2007
-----------------------------------------

2. Significant Accounting Policies (Concluded)

Equitable is expected to affect the unit value of the contracts participating in the Account. Accordingly, no provision for federal income taxes is required. However, AXA Equitable retains the right to charge for any federal income tax incurred which is applicable to the Account if the law is changed.


3. Purchases and Sales on Investments

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2007 were as follows for Separate Account No. 66:

                                                                Purchases      Sales
                                                               ----------- ------------
AXA Aggressive Allocation ..................................... $ 470,609    $   9,121
AXA Conservative Allocation ...................................   211,915          109
AXA Conservative-Plus Allocation ..............................   272,510        1,001
AXA Moderate Allocation .......................................   296,728       41,153
AXA Moderate-Plus Allocation ..................................   305,529      246,609
EQ/AllianceBernstein Intermediate Government Security .........   895,817      493,118
EQ/AllianceBernstein International ............................ 6,410,702    5,593,978
EQ/AllianceBernstein Large Cap Growth .........................    16,384       57,303
EQ/AllianceBernstein Quality Bond .............................   103,213      193,071
EQ/AllianceBernstein Small Cap Growth .........................   150,179      592,045
EQ/AllianceBernstein Value .................................... 7,395,047    3,209,142
EQ/BlackRock Basic Value Equity ...............................   109,131       86,876
EQ/BlackRock International Value ..............................    68,126      213,347
EQ/Calvert Socially Responsible ...............................   444,956      335,103
EQ/Capital Guardian Growth ....................................    76,988        1,162
EQ/Capital Guardian Research .................................. 3,264,899    1,532,106
EQ/Equity 500 Index ........................................... 4,060,665    4,533,941
EQ/Evergreen Omega ............................................     6,123        1,036
EQ/FI Mid Cap ................................................. 4,581,105    2,619,072
EQ/GAMCO Small Company Value ..................................   622,650      247,047
EQ/JPMorgan Value Opportunities ...............................    52,045      114,617
EQ/Marsico Focus ..............................................   223,550      345,800
EQ/Money Market ............................................... 1,676,399    1,908,709
EQ/PIMCO Real Return ..........................................   350,039       96,795
EQ/Small Company Index ........................................ 1,263,593    1,014,990
EQ/T. Rowe Price Growth Stock .................................   252,657      128,767
EQ/Van Kampen Emerging Markets Equity ......................... 3,712,189    1,310,221
MarketPLUS International Core ................................. 2,145,960    1,066,887
MarketPLUS Large Cap Core .....................................    29,216        1,178
MarketPLUS Large Cap Growth ...................................   991,184      766,676
MarketPLUS Mid Cap Value ......................................    98,879      319,571
Multimanager High Yield .......................................    35,295      256,063
Multimanager Small Cap Value ..................................    82,997      391,255
Multimanager Technology .......................................   769,720      791,596
Target 2015 Allocation ........................................    17,511           14
Target 2025 Allocation ........................................    69,468        2,123
Target 2035 Allocation ........................................   135,664       10,733
Target 2045 Allocation ........................................   499,934       36,043

                                     FSA-74

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of AXA Equitable Life Insurance Company

-----------------------------------------
Notes to Financial Statements (Continued)
December 31, 2007
-----------------------------------------

3. Purchases and Sales on Investments (Concluded)

Investment Security Transactions

For the year ended December 31, 2007, investment security transactions, excluding short-term debt securities, were as follows for Separate Account Nos. 13, 10, 4 and 3:

                                              Purchases                      Sales
                                    ----------------------------  ----------------------------
                                       Stocks          U.S.          Stocks          U.S.
                                      and Debt      Government      and Debt      Government
               Fund                  Securities    and Agencies    Securities    and Agencies
----------------------------------------------------------------------------------------------
Separate Account No. 13 .........  $ 11,377,988    $ 14,440,596   $ 11,169,945   $ 13,786,693
Separate Account No. 10 .........    54,148,688       6,942,517     57,862,454      5,848,815
Separate Account No. 4 ..........   337,327,772              --    488,032,465             --
Separate Account No. 3 ..........   103,003,409              --    121,544,627             --

4. Related Party Transactions

In Separate Account No. 66 the assets in each variable investment option are invested in shares of a corresponding mutual fund portfolio of the Trusts. Shares are offered by the Trusts at net asset value. Shares in which the variable investment options are invested are in either one of two classes. Both classes are subject to fees for investment management and advisory services and other Trust expenses. One class of shares ("Class A shares") is not subject to distribution fees imposed pursuant to a distribution plan. The other class of shares ("Class B shares") is subject to distribution fees imposed under a distribution plan (herein, the "Rule 12b-1 Plans") adopted by the Trusts. The Rule 12b-1 Plans provide that the Trusts, on behalf of each Portfolio, may charge annually up to 0.25% of the average daily net assets of a Portfolio attributable to its Class B shares in respect of activities primarily intended to result in the sale of the Class B shares. These fees are reflected in the net asset value of the shares.

AXA Equitable serves as investment manager of the Trusts and as such receives management fees for services performed in its capacity as investment manager of the Trusts. AXA Equitable oversees the activities of the investment advisors with respect to the Trusts and is responsible for retaining or discontinuing the services of those advisors. Fees generally vary depending on net asset levels of individual portfolios and range for EQAT and VIP from a low of 0.25% to a high of 1.20% of average daily net assets. AXA Equitable as investment manager pays expenses for providing investment advisory services to the Portfolios, including the fees of the Advisors of each Portfolio. In addition, AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC, affiliates of AXA Equitable, may also receive distribution fees under Rule 12b-1 Plans as described above.

AllianceBernstein L.P. (formerly Alliance Capital Management L.P. ("AllianceBernstein")) serves as an investment advisor for the EQ/AllianceBernstein Portfolios; EQ/Equity 500 Index and Separate Accounts 13, 10, 4 and 3; as well as a portion of AXA Premier VIP High Yield and EQ/Money Market. AllianceBernstein is a publicly traded limited partnership which is indirectly majority-owned by AXA Equitable and AXA Financial, Inc. (parent to AXA Equitable).

AXA Advisors is an affiliate of AXA Equitable, and a distributor and principal underwriter of the contracts and the Account. AXA Advisors is registered with the Securities and Exchange Commission ("SEC") as a broker-dealer and is a member of the National Association of Securities Dealers, Inc.

The contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network, LLC ("AXA Network") or its subsidiaries (affiliates of AXA Equitable). AXA Advisors receives commissions and other service-related payments under its distribution

                                     FSA-75

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of AXA Equitable Life Insurance Company

-----------------------------------------
Notes to Financial Statements (Continued)
December 31, 2007
-----------------------------------------

4. Related Party Transactions (Concluded)

agreement with AXA Equitable and its networking agreement with AXA Network.

AXA Equitable, AllianceBernstein, and AXA Advisors seek to obtain the best price and execution of all orders placed for the portfolios of the Equitable Funds considering all circumstances. In addition to using brokers and dealers to execute portfolio security transactions for accounts under their management, AXA Equitable, AllianceBernstein, and AXA Advisors may also enter into other types of business and securities transactions with brokers and dealers, which will be unrelated to allocation of the AXA Equitable Funds' portfolio transactions.

At December 31, 2007, interests of retirement and investment plans for employees, managers and agents of AXA Equitable in Separate Account Nos. 4 and 3 aggregated $146,754,253 (27.6%) and $58,323,316 (64.3%), respectively, of the net assets in these Funds.


5. Asset Charges

Charges and fees relating to the Funds are paid to AXA Equitable and are deducted in accordance with the terms of the various contracts which participate in the Funds. Depending upon the terms of a contract, sales-related fees and operating expenses are paid (i) by a reduction of an appropriate number of Fund Units or (ii) by a direct payment.

Momentum Strategy

Fees with respect to the Momentum Strategy contracts are as follows:

Daily Separate Account Charge:

On a daily basis a charge at an annual rate of 1.25% for Separate Account 4, 10 and 13, 1.40% for Separate Account 3 (maximum charge is 1.40%); is deducted from the net assets attributable to the Momentum Strategy units. This fee is to cover expense risk, mortality risk, other charges and operating expenses of the contract.

Administrative Fees:

Participant Administrative Charge -- At the end of each calendar quarter, a maximum record maintenance and report fee of $3.75 ($15.00 per year) is either deducted from the Participant Retirement Account Value or billed to the employer. No charge is assessed if average account value is at least $20,000. Additionally, the Participant Retirement Account Value is assessed for the fee if the charge is not paid by the employer or the plan has less than 10 participants in the contract.

Plan Recordkeeping Service Charge with Checkwriting -- Employers electing plan recordkeeping with checkwriting services are subject to a charge of $25 per check. These amounts are withdrawn from the Participant Retirement Account Value before withdrawal.

Loan Charge -- A loan set up charge of $25 is made at the time the loan is set up. This is a one time charge per active loan. Quarterly loan recordkeeping charge is $6 per outstanding loan. The charge is deducted from the Participant Retirement Account Value.

Contingent Withdrawal Charge -- Certain withdrawals are subject to defined contingent withdrawal charges. The maximum charge is 6% of the total plan assets withdrawn. The charge is deducted from the Participant Retirement Account Value in addition to the amount withdrawn.

                                     FSA-76

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of AXA Equitable Life Insurance Company

-----------------------------------------
Notes to Financial Statements (Continued)
December 31, 2007
-----------------------------------------

5. Asset Charges (Continued)

State Premium and other applicable taxes -- charge for state premium and other applicable taxes deducted is designed to approximate certain taxes that may be imposed. When applicable, this amount is deducted from contributions. Generally, the charge is deducted from the amount applied to provide an annuity payout option.

Operating and Expense Charges:

In addition to the charges and fees mentioned above, the Funds are charged for certain costs and expenses directly related to their operations. These may include transfer taxes, SEC filing fees and certain related expenses including printing of SEC filings, prospectuses and reports. These charges and fees are reflected as reductions of unit value.

RIA

Charges and fees relating to the Funds are paid to AXA Equitable and are deducted in accordance with the terms of the various contracts which participate in the Funds. Depending upon the terms of a contract, sales-related fees and operating expenses are paid (i) by a reduction of an appropriate number of Fund Units or (ii) by a direct payment. Fees with respect to the Retirement Investment Account (RIA) contracts are as follows:

Investment Management Fee:

An annual fee of 0.50% of the net assets attributable to RIA units is assessed for the AllianceBernstein Bond, AllianceBernstein Balanced, AllianceBernstein Common Stock and AllianceBernstein Mid Cap Growth Funds. These fees are reflected as a reduction of the RIA Unit Value.

Administrative Fees:

Contracts investing in the Funds are subject to certain administrative expenses according to contract terms. Depending upon the terms of a contract, fees are paid (i) by a reduction of an appropriate number of Fund units or (ii) by a direct payment. These fees may include:

Ongoing Operations Fee -- An expense charge is made based on the combined net balances of each fund. Depending upon when the employer adopted RIA, the monthly rate ranges from 1/12 of 1.25% to 1/12 of 0.50% or from 1/12 of 1.25% to 1/12 of 0.25%. Depending upon the terms of a contract, fees are paid (i) by a reduction of an appropriate number of Fund units or (ii) by a direct payment.


Participant Recordkeeping Services Charge -- Employers electing RIA's optional Participant Recordkeeping Services are subject to an annual charge of $25 per employee-participant under the employer plan. Depending upon the terms of a contract, fees are paid (i) by a reduction of an appropriate number of Fund units or (ii) by a direct payment.

Contingent Withdrawal Charge -- Certain withdrawals are subject to defined contingent withdrawal charges. The maximum charge is 6% of the total plan assets withdrawn and is deducted as a liquidation of fund units.

Loan Fee -- A loan fee equal to 1% of the amount withdrawn as loan principal is deducted on the date the plan loan is made.

Operating and Expense Charges:

In addition to the charges and fees mentioned above, the Funds are charged for certain costs and expenses directly related to their operations. These may include transfer taxes, SEC filing fees and certain related

                                     FSA-77

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of AXA Equitable Life Insurance Company

-----------------------------------------
Notes to Financial Statements (Continued)
December 31, 2007
-----------------------------------------

5. Asset Charges (Continued)

expenses including printing of SEC filings, prospectuses and reports. These charges and fees are reflected as reductions of unit value.

MRP

Charges and fees relating to the Funds paid to AXA Equitable are deducted in accordance with the terms of the various contracts which participate in the Funds. With respect to the Members Retirement Program these expenses consist of investment management and accounting fees, program expense charge, direct expenses and record maintenance and report fees. These charges and fees are paid to AXA Equitable and are recorded as expenses in the accompanying Statement of Operations. Fees with respect to the Members Retirement Program contracts are as follows:

The below discusses expenses related to Separate Accounts Nos. 3, 4, 10 and 66:


o Program Expense Charge--An expense charge is made at an effective annual rate of 1.00% of the combined value of all investment options maintained under the contract with AXA Equitable and is deducted monthly.

o Investment Management Fees--An expense charge is made daily at an effective annual rate of 0.50% of the net assets of the AllianceBernstein Growth Equity and AllianceBernstein Balanced Funds and an effective annual rate of 0.65% for the AllianceBernstein Mid Cap Growth Fund.

o Direct Operating and Other Expenses--In addition to the charges and fees mentioned above, the Funds are charged for certain costs and expenses directly related to their operations. These may include transfer taxes, SEC filing fees and certain related expenses including printing of SEC filings, prospectuses and reports. These charges and fees are reflected as a reduction of the unit value.

o A record maintenance and report fee of $3.75 is deducted quarterly as a liquidation of fund units.

ADA

Charges and fees relating to the Funds are deducted in accordance with the terms of the various contracts which participate in the Fund. Depending upon the terms of a contract, sales-related fees and operating expenses are paid (i) by a reduction of an appropriate number of Fund Units or (ii) by a direct payment. These charges and fees are paid to AXA Equitable and are recorded as expenses in the accompanying Statement of Operations. Fees with respect to the American Dental Association Members Retirement Program are as follows:

Investment Management and Administration Fees (Investment Management Fees):

AXA Equitable receives a fee based on the value of the Growth Equity Fund at a monthly rate of 1/12 of (i) 0.29 of 1% of the first $100 million and (ii) 0.20 of 1% of the excess over $100 million of its ADA Program assets.

An Administrative fee is charged at a daily rate of 0.15% of average daily net assets.

Operating and Expense Charges:

Program Expense Charge -- In the years prior to May 1, 2007 the expense charge was made on the combined value of all investment options maintained under the contract with AXA Equitable at a monthly rate 1/12 of 0.633 of 1% for all asset levels.

Effective May 1, 2007 an expense charge is made on the combined value of all investment options maintained under the contract with AXA Equitable at a monthly rate of 1/12 of 0.620%.

                                     FSA-78

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of AXA Equitable Life Insurance Company

-----------------------------------------
Notes to Financial Statements (Continued)
December 31, 2007
-----------------------------------------

5. Asset Charges (Continued)

Other Expenses -- In addition to the charges and fees mentioned above, the Fund is charged for certain costs and expenses directly related to its operations. These may include transfer taxes, SEC filing fees and certain related expenses including printing of SEC filings, prospectuses and reports. A record maintenance and report fee of $3 is deducted quarterly from each participant's aggregate account balance. For clients with Investment Only plans, a record maintenance fee of $1 is deducted quarterly.

EPP

Charges and fees relating to the Funds are paid to AXA Equitable and are deducted in accordance with the terms of the various contracts, which participate in the Funds. Depending upon the terms of a contract, sales-related fees and operating expenses are paid (i) by a reduction of an appropriate number of Fund Units or (ii) by a direct payment. Fees with respect to the Equi-Pen-Plus Master Plan and Retirement Trust are as follows:

Investment Management Fee:

An annual fee of 0.25% of the total plan and trust net assets held in each Separate Account is deducted daily. This fee is reflected as reduction in EPP unit value.

Administrative Fees:

Ongoing Operations Fee -- An expense charge is made based on each client's combined balance of Master Plan and Trust net assets in the Separate and Fixed Income Accounts at a monthly rate of 1/12 of (i) 1% of the first $500,000, (ii) 0.75% of the next $500,000 and (iii) 0.50% of the excess over $1,000,000.

Participant Recordkeeping Services Charge -- Employers electing Equi-Pen-Plus's optional Participant Recordkeeping Services are subject to an annual charge of $25 per employee-participant under the employer plan.

Withdrawal Charge -- A charge is applied if the client terminates plan participation in the Master Retirement Trust and if the client transfers assets to another funding agency before the fifth anniversary of the date AXA Equitable accepts the participation agreement. The redemption charge is generally paid via a liquidation of units held in the fund and will be based on the following schedule:

 For Termination Occurring In:        Withdrawal Charge:
------------------------------- -----------------------------
    Years 1 and 2 ...........   3% of all Master Trust assets
    Years 3 and 4 ...........   2% of all Master Trust assets
    Year 5 ..................   1% of all Master Trust assets
    After Year 5 ............   No Withdrawal Charge

Operating and Expense Charges:

In addition to the charges and fees mentioned above, the Funds are charged for certain costs and expenses directly related to their operations. These may include custody, audit and printing of reports. These charges and fees are reflected as reduction of unit value.

                                     FSA-79

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of AXA Equitable Life Insurance Company

-----------------------------------------
Notes to Financial Statements (Continued)
December 31, 2007
-----------------------------------------

5. Asset Charges (Continued)

Institutional

Asset Management Fees

Asset management fees are charged to clients investing in the Separate Accounts. The fees are based on the prior month-end net asset value (as defined) of each client's aggregate interest in AXA Equitable's Separate Accounts, and are determined monthly. Clients can either pay the fee directly by remittance to the Separate Account or via liquidation of units held in the Separate Accounts. The fees are calculated for each client in accordance with the schedule set forth below:


    Each Client's Aggregate Interest     Annual Rate
--------------------------------------  -------------
      Minimum Fee ..................... $     5,000
      First $2 million.................   0.85 of 1%
      Next $3 million..................   0.60 of 1%
      Next $5 million..................   0.40 of 1%
      Next $15 million.................   0.30 of 1%
      Next $75 million.................   0.25 of 1%
      Excess over $100 million.........   0.20 of 1%

There is an additional charge made to clients utilizing AXA Equitable's Active Investment Management Service (AIMS). The service is optional and delegates to AllianceBernstein the responsibility for actively managing the client's assets among AXA Equitable's Separate Accounts. In the event that the client chooses this service, the additional fee is based on the combined net asset value of the client's assets in the Separate Accounts. Clients electing this service either pay the fee directly by remittance to the Separate Account or via liquidation of units held in the Separate Account. The charge is assessed on a monthly basis at the annual rates shown below:

  Client's Aggregate Interest    Annual Rate
------------------------------- ------------
      Minimum Fee .............   $  2,500
      First $5 million.........      0.100%
      Next $5 million..........      0.075%
      Next $5 million..........      0.050%
      Over $15 million.........      0.025%

Asset management fees, asset allocation fees and AIMS fees are paid to AXA Equitable.

Administrative Fees

Certain client contracts provide for a fee for administrative services to be paid directly to AXA Equitable. This administrative fee is calculated according to the terms of the specific contract and is generally paid via a liquidation of units held in the funds in which the contract invests. Certain of these client contracts provide for administrative fees to be paid through a liquidation of units from a Short-term liquidity account. The payment of the fee for administrative services has no effect on other separate account clients or the unit values of the separate accounts.

Operating and Expense Charges

In addition to the charges and fees mentioned above, the Separate Accounts are charged for certain costs and expenses directly related to their operations. These charges may include custody and audit fees, and result in reduction of Separate Account unit values.

                                     FSA-80

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of AXA Equitable Life Insurance Company

-----------------------------------------
Notes to Financial Statements (Continued)
December 31, 2007
-----------------------------------------

5. Asset Charges (Concluded)

Administrative fees paid through a liquidation of units in Separate Account No. 66 are shown in the Statements of Changes in Net Assets as Contract maintenance charges. The aggregate of all other fees are included in Asset-based charges in the Statements of Operations. Asset-based charges are comprised of accounting and administration fees.


6. Substitutions/Reorganizations

Substitution transactions that occurred at the dates indicated are shown below. For accounting purposes these transactions were treated as mergers and are considered tax-free exchanges.

-----------------------------------------------------------------------------------------------------
 July 6, 2007                        Removed Portfolio                     Surviving Portfolio
-----------------------------------------------------------------------------------------------------
                              EQ/Capital Guardian U.S. Equity          EQ/Capital Guardian Research
-----------------------------------------------------------------------------------------------------
Shares -- Class B                            187,666                                629,609
Value -- Class B                          $    12.05                             $    15.08
Net assets before merger                  $2,261,377                             $7,233,124
Net assets after merger                           --                             $9,494,500
-----------------------------------------------------------------------------------------------------
                                 EQ/Janus Large Cap Growth            EQ/T. Rowe Price Growth Stock
-----------------------------------------------------------------------------------------------------
Shares -- Class B                             16,847                                  5,531
Value -- Class B                          $     7.62                             $    23.21
Net assets before merger                  $  128,371                                     --
Net assets after merger                           --                             $  128,371
-----------------------------------------------------------------------------------------------------
 August 17, 2007                     Removed Portfolio                     Surviving Portfolio
-----------------------------------------------------------------------------------------------------
                           EQ/AllianceBernstein Growth and Income       EQ/AllianceBernstein Value
-----------------------------------------------------------------------------------------------------
Shares -- Class A                            190,652                                251,751
Value -- Class A                          $    19.34                             $    16.30
Net assets before merger                  $3,687,211                             $  416,337
Net assets after merger                           --                             $4,103,548
-----------------------------------------------------------------------------------------------------

                                     FSA-81

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of AXA Equitable Life Insurance Company

-----------------------------------------
Notes to Financial Statements (Continued)
December 31, 2007
-----------------------------------------

7. Changes in Units Outstanding

Accumulation units issued and redeemed during the year ended December 31, were (in thousands):

Separate Account Nos. 13, 10, 4 and 3:
--------------------------------------

                                                       AllianceBernstein  AllianceBernstein
                                                           Bond Fund        Balanced Fund
                                                       ----------------- -------------------
                                                          2007    2006     2007      2006
                                                       --------- ------- --------- ---------
Momentum Strategy
Issued ...............................................       2       2        3         7
Redeemed .............................................      (2)     --       (6)      (12)
--------------------------------------------------------------------------------------------
Net Increase (Decrease) ..............................      --       2       (3)       (5)
--------------------------------------------------------------------------------------------

                                                                            AllianceBernstein
                                                        AllianceBernstein    Mid Cap Growth
                                                       Growth Equity Fund         Fund
                                                       ------------------- -------------------
                                                          2007      2006      2007      2006
                                                       --------- --------- --------- ---------
Momentum Strategy
Issued ...............................................      --         1        --         2
Redeemed .............................................      (1)       (5)       (2)       (7)
----------------------------------------------------------------------------------------------
Net Increase (Decrease) ..............................      (1)       (4)       (2)       (5)
----------------------------------------------------------------------------------------------

                                                       AllianceBernstein   AllianceBernstein
                                                           Bond Fund         Balanced Fund
                                                       -----------------  -------------------
                                                         2007     2006       2007      2006
                                                       ------- ---------  ---------- --------
RIA
Issued ...............................................      1       --          3         3
Redeemed .............................................     --       (1)       (10)      (15)
---------------------------------------------------------------------------------------------
Net Increase (Decrease) ..............................      1       (1)        (7)      (12)
---------------------------------------------------------------------------------------------

                                                                            AllianceBernstein
                                                        AllianceBernstein    Mid Cap Growth
                                                        Common Stock Fund         Fund
                                                       ------------------- -------------------
                                                          2007      2006      2007      2006
                                                       --------- --------- --------- ---------
RIA
Issued ...............................................       1         1         1         2
Redeemed .............................................      (5)       (6)       (8)       (8)
----------------------------------------------------------------------------------------------
Net Increase (Decrease) ..............................      (4)       (5)       (7)       (6)
----------------------------------------------------------------------------------------------

                                                        AllianceBernstein   AllianceBernstein   AllianceBernstein
                                                          Balanced Fund    Growth Equity Fund  Mid Cap Growth Fund
                                                       ------------------- ------------------- -------------------
                                                          2007      2006      2007      2006      2007      2006
                                                       --------- --------- --------- --------- --------- ---------
MRP
Issued ...............................................      95       113       157       172       154       203
Redeemed .............................................    (110)     (169)     (171)     (188)     (188)     (222)
------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) ..............................     (15)      (56)      (14)      (16)      (34)      (19)
------------------------------------------------------------------------------------------------------------------

                                                        AllianceBernstein   AllianceBernstein
                                                          Balanced Fund     Common Stock Fund
                                                       ------------------- -------------------
                                                          2007      2006      2007      2006
                                                       --------- --------- --------- ---------
EPP
Issued ...............................................      --         1        --        --
Redeemed .............................................      (3)       (5)       (7)       (6)
----------------------------------------------------------------------------------------------
Net Increase (Decrease) ..............................      (3)       (4)       (7)       (6)
----------------------------------------------------------------------------------------------

                                                                            The Growth Equity
                                                                                  Fund
                                                                           -------------------
                                                                              2007      2006
                                                                           --------- ---------
ADA
Issued ...................................................................     128       141
Redeemed .................................................................    (221)     (249)
----------------------------------------------------------------------------------------------
Net Increase (Decrease) ..................................................     (93)     (108)
----------------------------------------------------------------------------------------------

                                     FSA-82

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of AXA Equitable Life Insurance Company

-----------------------------------------
Notes to Financial Statements (Continued)
December 31, 2007
-----------------------------------------

7. Changes in Units Outstanding (Concluded)

Accumulation units issued and redeemed during the year ended December 31, were (in thousands):

                                                                            Strategic
                                                                             Balanced
                                                       Immediate Duration   Management     Growth Stock      Mid Cap Growth
                                                          Bond Account        Account         Account         Stock Account
                                                      -------------------- ------------- ----------------- -------------------
                                                         2007      2006     2007   2006    2007     2006     2007      2006
                                                      ---------- --------- ------ ------ -------- -------- --------- ---------
Institutional
Issued ...............................................      1         1      --     --       3        8         1         1
Redeemed .............................................     (1)       (2)     --     --     (13)     (19)       (1)       (1)
------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) ..............................     --        (1)     --     --     (10)     (11)       --        --
------------------------------------------------------------------------------------------------------------------------------

Accumulation units issued and redeemed during the year ended December 31, were (in thousands):

Separate Account No. 66:
------------------------


                                                                    AXA                         AXA    EQ/AllianceBernstein
                                       AXA           AXA       Conservative-       AXA       Moderate-     Intermediate
                                   Aggressive   Conservative        Plus        Moderate       Plus         Government
                                   Allocation    Allocation      Allocation    Allocation   Allocation      Securities
                                  ------------ -------------- --------------- ------------ ------------ -------------------
                                      2007          2007            2007          2007         2007       2007      2006
                                  ------------ -------------- --------------- ------------ ------------ -------- ----------
RIA
Net Issued ......................       --            --              --            --           --         --        --
Net Redeemed ....................       --            --              --            --           --         --         1
---------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) .........       --            --              --            --           --         --        (1)
---------------------------------------------------------------------------------------------------------------------------
MRP
Net Issued ......................       45            20              30            28           26         84        77
Net Redeemed ....................       --                            (4)           (4)         (20)       (54)      (67)
---------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) .........       45            20              26            24            6         30        10
---------------------------------------------------------------------------------------------------------------------------

                                   EQ/AllianceBernstein   EQ/AllianceBernstein  EQ/AllianceBernstein EQ/AllianceBernstein
                                       International        Large Cap Growth        Quality Bond       Small Cap Growth
                                  ----------------------- --------------------  -------------------- --------------------
                                      2007        2006        2007      2006       2007      2006       2007      2006
                                  ----------- ----------- ---------- ---------  --------- ---------- ---------- ---------
RIA
Net Issued ......................        3           3          --         1         --         1         --         1
Net Redeemed ....................       (7)         (5)         (1)       (3)        (1)       (3)        (3)       (2)
-------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) .........       (5)         (2)         (1)       (2)        (1)       (2)        (3)       (1)
-------------------------------------------------------------------------------------------------------------------------
MRP
Net Issued ......................      168         265          --        --         --        --         --        --
Net Redeemed ....................     (207)       (217)         --        --         --        --         --        --
-------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) .........      (39)         48          --        --         --        --         --        --
-------------------------------------------------------------------------------------------------------------------------

                                     FSA-83

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of AXA Equitable Life Insurance Company

-----------------------------------------
Notes to Financial Statements (Continued)
December 31, 2007
-----------------------------------------

7. Changes in Units Outstanding (Continued)

Accumulation units issued and redeemed during the year ended December 31, were (in thousands):

                                                            EQ/BlackRock                           EQ/Calvert
                                   EQ/AllianceBernstein      Basic Value       EQ/BlackRock         Socially
                                           Value               Equity       International Value    Responsible
                                  ----------------------- ----------------- ------------------- -----------------
                                      2007        2006      2007     2006     2007      2006      2007     2006
                                  ----------- ----------- -------- -------- --------- --------- -------- --------
RIA
Net Issued ......................       23          --        --       --       --        --        --       --
Net Redeemed ....................       (5)         (1)       --       --       (1)       (2)       --       --
-----------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) .........       18          (1)       --       --       (1)       (2)       --       --
-----------------------------------------------------------------------------------------------------------------
MRP
Net Issued ......................      184         204        --       --       --        --        48       66
Net Redeemed ....................     (167)       (143)       --       --       --        --       (42)     (53)
-----------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) .........       17          61        --       --       --        --         6       13
-----------------------------------------------------------------------------------------------------------------

                                      EQ/Capital         EQ/Capital                              EQ/Evergreen
                                   Guardian Growth   Guardian Research    EQ/Equity 500 Index       Omega
                                  ----------------- ------------------- ----------------------- --------------
                                    2007     2006      2007      2006      2007        2006       2007   2006
                                  ------- --------- --------- --------- ----------- ----------- ------- ------
RIA
Net Issued ......................      1       --         1         1         1           1         --      1
Net Redeemed ....................     --       (1)       (1)       (1)       (4)         (2)        --     --
--------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) .........      1       (1)     --        --          (3)         (1)        --      1
--------------------------------------------------------------------------------------------------------------
MRP
Net Issued ......................     --       --       182        66       419         416         --     --
Net Redeemed ....................     --       --       (93)      (75)     (417)       (340)        --     --
--------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) .........     --       --        89         9         2          76         --     --
--------------------------------------------------------------------------------------------------------------

                                                           EQ/GAMCO        EQ/JPMorgan
                                                        Small Company         Value
                                     EQ/FI Mid Cap          Value         Opportunities    EQ/Marsico Focus
                                  ------------------- ------------------ ---------------- -------------------
                                     2007      2006     2007      2006      2007    2006     2007      2006
                                  --------- --------- -------- --------- --------- ------ --------- ---------
RIA
Net Issued ......................      --         1       --        --        --      --        1         2
Net Redeemed ....................      (2)       (2)      --        --        (1)     --       (2)       (3)
-------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) .........      (2)        1       --        --        (1)     --       (1)       (1)
-------------------------------------------------------------------------------------------------------------
MRP
Net Issued ......................      --        --       51        20        --      --       --        --
Net Redeemed ....................      --        --      (20)       (4)       --      --       --        --
-------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) .........      --        --       31        16        --      --       --        --
-------------------------------------------------------------------------------------------------------------

                                     FSA-84

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of AXA Equitable Life Insurance Company

-----------------------------------------
Notes to Financial Statements (Continued)
December 31, 2007
-----------------------------------------

7. Changes in Units Outstanding (Continued)

Accumulation units issued and redeemed during the year ended December 31, were (in thousands):

                                                                                              EQ/T. Rowe
                                                                                                Price
                                                          EQ/PIMCO            EQ/Small          Growth
                                   EQ/Money Market       Real Return        Company Index       Stock
                                  ------------------ ------------------- ------------------- -----------
                                    2007      2006      2007      2006      2007      2006       2007
                                  -------- --------- --------- --------- ---------- -------- -----------
RIA
Net Issued ......................     13         7        --        --        --        --        12
Net Redeemed ....................    (11)       (5)       --        --        --        --        --
--------------------------------------------------------------------------------------------------------
Net Increase (Decrease) .........      2         2        --        --        --        --        12
--------------------------------------------------------------------------------------------------------
MRP
Net Issued ......................     --        --        33        14        80       152        --
Net Redeemed ....................     --        --        (9)       (6)      (85)      (77)       --
--------------------------------------------------------------------------------------------------------
Net Increase (Decrease) .........     --        --        24         8        (5)       75        --
--------------------------------------------------------------------------------------------------------

                                     EQ/Van Kampen                            MarketPLUS
                                    Emerging Markets        MarketPLUS         Large Cap          MarketPLUS
                                         Equity         International Core       Core          Large Cap Growth
                                  -------------------- ------------------- ------------------ -------------------
                                     2007      2006       2007      2006      2007     2006     2007      2006
                                  --------- ---------- --------- --------- --------- -------- -------- ----------
RIA
Net Issued ......................      --         1         --         1        --       --       --         1
Net Redeemed ....................      --        (1)        (2)       --        --       --       (1)       (2)
-----------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) .........      --        --         (2)        1        --       --       (1)       (1)
-----------------------------------------------------------------------------------------------------------------
MRP
Net Issued ......................     222        45        104       167        --       --      174       152
Net Redeemed ....................    (113)       (3)       (73)      (67)       --       --     (110)     (140)
-----------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) .........     109        42         31       100        --       --       64        12
-----------------------------------------------------------------------------------------------------------------

                                        MarketPLUS           Multimanager        Multimanager        Multimanager
                                       Mid Cap Value          High Yield        Small Cap Value       Technology
                                  ----------------------- ------------------- ------------------- ------------------
                                      2007       2006        2007      2006      2007      2006      2007     2006
                                  ----------- ----------- --------- --------- --------- --------- --------- --------
RIA
Net Issued ......................       --          1          --        --        --        --        --       --
Net Redeemed ....................       (1)        (2)         (1)       (4)       (2)       (1)       (2)      --
--------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) .........       (1)        (1)         (1)       (4)       (2)       (1)       (2)      --
--------------------------------------------------------------------------------------------------------------------
MRP
Net Issued ......................      158        161          --        --        --        --        62       63
Net Redeemed ....................     (183)      (213)         --        --        --        --       (47)     (53)
--------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) .........      (25)       (52)         --        --        --        --        15       10
--------------------------------------------------------------------------------------------------------------------

                                     FSA-85

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of AXA Equitable Life Insurance Company

-----------------------------------------
Notes to Financial Statements (Continued)
December 31, 2007
-----------------------------------------

7. Changes in Units Outstanding (Continued)

Accumulation units issued and redeemed during the year ended December 31, were (in thousands):

                                   Target 2015 Allocation   Target 2025 Allocation   Target 2035 Allocation   Target 2045 Allocation
                                  ------------------------ ------------------------ ------------------------ -----------------------
                                            2007                     2007                     2007                     2007
                                  ------------------------ ------------------------ ------------------------ -----------------------
RIA
Net Issued ......................             --                       --                       --                       --
Net Redeemed ....................             --                       --                       --                       --
------------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) .........             --                       --                       --                       --
------------------------------------------------------------------------------------------------------------------------------------
MRP
Net Issued ......................             48                       13                        6                        2
Net Redeemed ....................             (4)                      (1)                      --                       --
------------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) .........             44                       12                        6                        2
------------------------------------------------------------------------------------------------------------------------------------

                                     FSA-86

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of AXA Equitable Life Insurance Company

-----------------------------------------
Notes to Financial Statements (Continued)
December 31, 2007
-----------------------------------------

8. Accumulation Unit Values

AXA Equitable issues a number of registered group annuity contracts that allow employer plan assets to accumulate on a tax-deferred basis. The contracts are typically designed for employers wishing to fund defined benefit, defined contribution and/or 401(k) plans. Annuity contracts available through AXA Equitable are the Retirement Investment Account ("RIA"), Momentum Strategy, Momentum Select and Momentum Solutions ("Momentum series of contracts"), Members Retirement Program ("MRP"), American Dental Association Members Retirement Program ("ADA") and Equi-Pen-Plus ("EPP") (collectively, the Plans). Assets of the Plans are invested in a number of investment Funds (available Funds vary by Plan).

Institutional units presented on the Statement of Assets and Liabilities reflect investments in the Funds by clients other than contractholders of group annuity contracts issued by AXA Equitable. Institutional unit values are determined at the end of each business day. Institutional unit values reflect the investment performance of the underlying Fund for the day and charges and expenses deducted by the Fund. Contract unit values (RIA, MRP, ADA, Momentum series of contracts and EPP) reflect the same investment results as the Institutional unit values presented on the Statement of Assets and Liabilities. In addition, contract unit values reflect certain investment management and accounting fees, which vary by contract. These fees are charged as a percentage of net assets and are disclosed below for the Plans contracts in percentage terms.

Certain investment options are charged administrative expenses as a percentage of average net assets (.05% annualized for RIA, 1.00% annualized for MRP). These exclude the effect of the underlying fund portfolios and charges made directly to Contractowner accounts through redemption of units. Under RIA contracts certain investment options may not be charged for Asset-based charges. Amounts appearing as Asset-based charges in the Statements of Operations for these investment options are the result of other contracts investing in Separate Account No. 66.

Shown below is accumulation unit value information for units outstanding of Separate Accounts 13, 10, 4, 3 and 66 for the periods indicated.

                                                                           Years Ended December 31,
                                                       ---------------------------------------------------------------
                                                           2007         2006         2005         2004         2003
                                                       ------------ ------------ ------------ ------------ -----------
Separate Account No. 13
AllianceBernstein Bond Fund
Momentum Strategy, 1.25%*
Unit Value, end of period ...........................    $146.20      $ 138.91     $ 135.11     $ 134.74     $ 132.03
Net Assets (000's) ..................................    $   279      $    274     $     82     $     63     $    445
Number of units outstanding, end of period
 (000's) ............................................          2             2            1           --            3
Total Return** ......................................       5.25%         2.81%        0.27%        2.05%        3.70%
AllianceBernstein Bond Fund
RIA, 0.50%*
Unit Value, end of period ...........................    $ 88.11      $  83.09     $  80.20     $  79.38     $  77.20
Net Assets (000's) ..................................    $    84      $     38     $     75     $     67     $     89
Number of units outstanding, end of period
 (000's) ............................................          1            --            1            1            1
Total Return** ......................................       6.04%         3.60%        1.03%        2.82%        4.45%

                                     FSA-87

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of AXA Equitable Life Insurance Company

-----------------------------------------
Notes to Financial Statements (Continued)
December 31, 2007
-----------------------------------------

8. Accumulation Unit Values (Continued)

                                                                           Years Ended December 31,
                                                 ------------------------------------------------------------------------
                                                      2007            2006           2005           2004          2003
                                                 -------------- -------------- -------------- -------------- ------------
Intermediate Duration Bond Account
Institutional
Unit Value, end of period ......................  $ 9,424.53    $  8,849.00    $  8,499.67     $  8,371.02    $  8,099.71
Net Assets (000's) .............................  $   19,518    $    17,700    $    25,032     $    24,811    $   122,079
Number of units outstanding, end of period
 (000's) .......................................           2              2              3               3             15
Total Return** .................................        6.50%          4.11%          1.54%           3.35%          4.98%
Separate Account No. 10
AllianceBernstein Balanced Fund
RIA, 0.50%*
Unit Value, end of period ......................  $   221.99    $    211.32    $    191.64     $    180.09    $    165.70
Net Assets (000's) .............................  $    8,924    $     9,979    $    11,497     $    33,959    $    39,883
Number of units outstanding, end of period
 (000's) .......................................          40             47             60             189            241
Total Return** .................................        5.05%         10.27%          6.06%           8.68%         17.32%
AllianceBernstein Balanced Fund
Momentum Strategy, 1.25%*
Unit Value, end of period ......................  $   151.44    $    145.26    $    132.72     $    125.67    $    116.51
Net Assets (000's) .............................  $    2,443    $     2,711    $     3,093     $     2,654    $     2,412
Number of units outstanding, end of period
 (000's) .......................................          16             19             23              21             21
Total Return** .................................        4.25%          9.45%          5.61%           7.86%         16.70%
AllianceBernstein Balanced Fund
MRP, 1.53%*
Unit Value, end of period ......................  $    53.70    $     51.64    $     47.30     $     44.93    $     41.83
Net Assets (000's) .............................  $   36,357    $    35,755    $    35,401     $    34,205    $    33,059
Number of units outstanding, end of period
 (000's) .......................................         677            692            748             761            790
Total Return** .................................        3.99%          9.18%          5.27%           7.42%         15.94%
AllianceBernstein Balanced Fund
EPP, 0.25%*
Unit Value, end of period ......................  $   229.69    $    218.09    $    197.29     $    184.94    $    169.74
Net Assets (000's) .............................  $    1,431    $     1,921    $     2,550     $     3,356    $     7,494
Number of units outstanding, end of period
 (000's) .......................................           6              9             13              18             44
Total Return** .................................        5.32%         10.54%          6.68%           8.95%         17.62%
Strategic Balanced Management Account
Institutional
Unit Value, end of period ......................  $23,767.57    $ 22,510.85    $ 20,312.61     $ 18,994.07    $ 17,388.93
Net Assets (000's) .............................  $    8,533    $     8,059    $     7,115     $     6,458    $     6,034
Number of units outstanding, end of period
 (000's) .......................................          --            --             --              --             --
Total Return** .................................        5.58%         10.82%          6.94%           9.23%         17.91%

                                     FSA-88

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of AXA Equitable Life Insurance Company

-----------------------------------------
Notes to Financial Statements (Continued)
December 31, 2007
-----------------------------------------

8. Accumulation Unit Values (Continued)

                                                                        Years Ended December 31,
                                                 -------------------------------------------------------------------
                                                     2007           2006          2005         2004         2003
                                                 ------------ --------------- ------------ ------------ ------------
Separate Account No. 4
AllianceBernstein Growth Equity Fund
ADA, 1.04%*
Unit Value, end of period ......................  $  431.74   $   382.55      $   386.86   $   346.74   $   302.18
Net Assets (000's) .............................  $ 241,303   $  249,237      $  293,966   $  283,643   $  249,918
Number of units outstanding, end of period
 (000's) .......................................        559          652             759          818          827
Total Return** .................................      12.86%   (    1.11)%         11.57%       14.75%       35.05%
The Growth Equity Fund
Momentum Strategy, 1.25%*
Unit Value, end of period ......................  $  112.44   $    99.86      $   101.21   $    90.90   $    79.38
Net Assets (000's) .............................  $      48   $       99      $      527   $      483   $      435
Number of units outstanding, end of period
 (000's) .......................................         --            1               5            5            6
Total Return** .................................      12.60%   (    1.33)%         11.34%       14.51%       35.60%
AllianceBernstein Common Stock Fund
RIA, 0.50%*
Unit Value, end of period ......................  $  880.30   $   775.88      $   780.43   $   695.74   $   602.90
Net Assets (000's) .............................  $  10,082   $   11,854      $   16,152   $   20,742   $   23,093
Number of units outstanding, end of period
 (000's) .......................................         11           15              21           30           38
Total Return** .................................      13.46%   (    0.58)%         12.17%       15.40%       35.84%
AllianceBernstein Growth Equity Fund
MRP, 1.53%*
Unit Value, end of period ......................  $  351.25   $   312.73      $   317.72   $   286.30   $   251.02
Net Assets (000's) .............................  $  39,048   $   39,076      $   44,826   $   42,051   $   38,426
Number of units outstanding, end of period
 (000's) .......................................        111          125             141          147          153
Total Return** .................................      12.32%   (    1.57)%         10.97%       14.05%       34.26%
AllianceBernstein Common Stock Fund
EPP, 0.25%*
Unit Value, end of period ......................  $  910.82   $   800.76      $   803.45   $   714.47   $   617.58
Net Assets (000's) .............................  $   4,999   $    9,730      $   14,152   $   13,886   $   13,987
Number of units outstanding, end of period
 (000's) .......................................          5           12              18           19           23
Total Return** .................................      13.74%   (    0.33)%         12.45%       15.69%       36.18%
GrowthStock Account
Institutional
Unit Value, end of period ......................  $9,421.32   $ 8,262.03      $ 8,269.13   $ 7,335.03   $ 6,324.43
Net Assets (000's) .............................  $ 236,767   $  288,072      $  367,019   $  371,131   $  363,345
Number of units outstanding, end of period
 (000's) .......................................         25           35              44           51           57
Total Return** .................................      14.03%   (    0.09)%         12.73%       15.98%       36.53%

                                     FSA-89

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of AXA Equitable Life Insurance Company

-----------------------------------------
Notes to Financial Statements (Continued)
December 31, 2007
-----------------------------------------

8. Accumulation Unit Values (Continued)

                                                                         Years Ended December 31,
                                                -------------------------------------------------------------------------
                                                     2007           2006           2005           2004           2003
                                                -------------- -------------- -------------- -------------- -------------
Separate Account No. 3
AllianceBernstein Mid Cap Growth Fund
Momentum Strategy, 1.40%*
Unit Value, end of period .....................  $   107.11    $     96.14    $     95.47    $     89.89    $     75.69
Net Assets (000's) ............................  $      328    $       480    $       928    $       745    $       691
Number of units outstanding, end of period
 (000's) ......................................           3              5             10              8              9
Total Return** ................................       11.41%          0.70%          6.20%         18.76%         64.65%
AllianceBernstein Mid Cap Growth Fund
RIA, 0.50%*
Unit Value, end of period .....................  $   297.76    $    264.84    $    260.60    $    243.18    $    202.90
Net Assets (000's) ............................  $    4,516    $     5,706    $     7,131    $     9,205    $    10,858
Number of units outstanding, end of period
 (000's) ......................................          15             22             27             38             54
Total Return** ................................       12.43%          1.62%          7.16%         19.85%         68.47%
AllianceBernstein Mid Cap Growth Fund
MRP, 1.68%*
Unit Value, end of period .....................  $    62.17    $     55.94    $     55.68    $     52.60    $     44.47
Net Assets (000's) ............................  $   21,924    $    21,414    $    22,571    $    23,566    $    19,026
Number of units outstanding, end of period
 (000's) ......................................         353            387            405            448            428
Total Return** ................................       11.14%          0.47%          5.86%         18.28%         66.31%
MidCap Growth Stock Account
Institutional
Unit Value, end of period .....................  $31,875.82    $ 28,206.63    $ 27,618.80    $ 25,643.95    $ 21,289.52
Net Assets (000's) ............................  $   63,879    $    69,134    $    80,757    $    88,036    $    78,856
Number of units outstanding, end of period
 (000's) ......................................           2              2              3              3              4
Total Return** ................................       13.01%          2.13%          7.70%         20.45%         69.31%
AllianceBernstein Mid Cap Growth Fund
EPP, 0.50%*
Unit Value, end of period .....................  $   297.76    $    264.82    $    260.60    $    243.18    $    202.90
Net Assets (000's) ............................          --             --             --    $        30    $        25
Number of units outstanding, end of period
 (000's) ......................................          --             --             --             --             --
Total Return** ................................       12.44%          1.63%          7.16%         19.85%         68.47%

                                     FSA-90

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of AXA Equitable Life Insurance Company

-----------------------------------------
Notes to Financial Statements (Continued)
December 31, 2007
-----------------------------------------

8. Accumulation Unit Values (Continued)

                                                                                 Years Ended December 31,
                                                            -----------------------------------------------------------------
                                                                 2007         2006         2005         2004         2003
                                                            ------------- ------------ ------------ ------------ ------------
Separate Account No. 66
AXA Aggressive Allocation (a)
 MRP, 1.00%
 Unit value, end of period ................................    $ 10.02          --           --           --           --
 Net Assets (000's) .......................................    $   448          --           --           --           --
 Number of units outstanding, end of period (000's) .......         45          --           --           --           --
 Total Return** ...........................................       0.23%         --           --           --           --
AXA Conservative Allocation (a)
 MRP, 1.00%
 Unit value, end of period ................................    $ 10.27          --           --           --           --
 Net Assets (000's) .......................................    $   204          --           --           --           --
 Number of units outstanding, end of period (000's) .......         20          --           --           --           --
 Total Return** ...........................................       2.73%         --           --           --           --
AXA Conservative-Plus Allocation (a)
 MRP, 1.00%
 Unit value, end of period ................................    $ 10.21          --           --           --           --
 Net Assets (000's) .......................................    $   263          --           --           --           --
 Number of units outstanding, end of period (000's) .......         26          --           --           --           --
 Total Return** ...........................................       2.08%         --           --           --           --
AXA Moderate Allocation (a)
 MRP, 1.00%
 Unit value, end of period ................................    $ 10.17          --           --           --           --
 Net Assets (000's) .......................................    $   249          --           --           --           --
 Number of units outstanding, end of period (000's) .......         24          --           --           --           --
 Total Return** ...........................................       1.69%         --           --           --           --
AXA Moderate-Plus Allocation (a)
 MRP, 1.00%
 Unit value, end of period ................................    $ 10.09          --           --           --           --
 Net Assets (000's) .......................................    $    60          --           --           --           --
 Number of units outstanding, end of period (000's) .......          6          --           --           --           --
 Total Return** ...........................................       0.89%         --           --           --           --
EQ/AllianceBernstein Intermediate Government Securities
 RIA, 0.05%
 Unit value, end of period ................................    $202.34    $ 188.96     $ 182.87     $ 180.27     $ 176.49
 Net Assets (000's) .......................................    $   338    $    347     $    462     $  9,879     $ 10,620
 Number of units outstanding, end of period (000's) .......          2           2            3           55           60
 Total Return** ...........................................       7.08%       3.33%        1.44%        2.14%        2.35%
 MRP, 1.00%
 Unit value, end of period ................................    $ 11.04    $  10.44     $  10.23     $  10.22     $  10.16
 Net Assets (000's) .......................................    $ 2,896    $  2,395     $  2,272     $  1,755     $  2,300
 Number of units outstanding, end of period (000's) .......        262         232          222          171          226
 Total Return** ...........................................       5.75%       2.05%        0.10%        0.63%        0.69%

                                     FSA-91

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of AXA Equitable Life Insurance Company

-----------------------------------------
Notes to Financial Statements (Continued)
December 31, 2007
-----------------------------------------

8. Accumulation Unit Values (Continued)

                                                                                Years Ended December 31,
                                                           ----------------------------------------------------------------
                                                                2007         2006         2005         2004         2003
                                                           ------------- ------------ ------------ ------------ -----------
EQ/AllianceBernstein International
 RIA, 0.05%
 Unit value, end of period ...............................    $ 231.96     $ 207.19     $ 167.42     $ 144.93     $ 122.39
 Net Assets (000's) ......................................    $  3,230     $  3,399     $  3,005     $  4,155     $  4,885
 Number of units outstanding, end of period (000's) ......          14           16           18           29           40
 Total Return** ..........................................       11.96%      23.75%        15.52%       18.41%       35.36%
 MRP, 1.00%
 Unit value, end of period ...............................    $  26.30     $  23.73     $  19.36     $  16.95     $  14.48
 Net Assets (000's) ......................................    $ 23,150     $ 21,792     $ 16,873     $ 13,912     $ 11,487
 Number of units outstanding, end of period (000's) ......         880          919          871          822          795
 Total Return** ..........................................       10.83%      22.57%        14.27%       17.03%       33.59%
EQ/AllianceBernstein Large Cap Growth
 RIA, 0.00%
 Unit value, end of period ...............................    $  84.50     $  74.14     $  74.54     $  64.86     $  59.84
 Net Assets (000's) ......................................    $    267     $    273     $    417     $    897     $  1,052
 Number of units outstanding, end of period (000's) ......           3            4            6           14           18
 Total Return** ..........................................       13.97%    (  0.54)%       14.92%        8.44%       23.20%
EQ/AllianceBernstein Quality Bond
 RIA, 0.05%
 Unit value, end of period ...............................    $ 223.10     $ 212.99     $ 204.72     $ 200.31     $ 192.69
 Net Assets (000's) ......................................    $    460     $    551     $  1,063     $  1,686     $  2,470
 Number of units outstanding, end of period (000's) ......           2            3            5            8           13
 Total Return** ..........................................        4.75%        4.04%        2.20%        3.96%        3.75%
EQ/AllianceBernstein Small Cap
 Growth (b)
 RIA, 0.05%
 Unit value, end of period ...............................    $ 222.47     $ 190.26     $ 174.22     $ 155.93     $ 136.53
 Net Assets (000's) ......................................    $    578     $    983     $  1,063     $  1,480     $  1,911
 Number of units outstanding, end of period (000's) ......           3            5            6            9           14
 Total Return** ..........................................       16.93%        9.21%       11.73%       14.21%       41.21%
EQ/AllianceBernstein Value
 RIA, 0.00%
 Unit value, end of period ...............................    $ 151.76     $ 158.83     $ 130.84     $ 124.10     $ 109.39
 Net Assets (000's) ......................................    $  3,547     $    793     $    843     $ 12,366     $ 10,583
 Number of units outstanding, end of period (000's) ......          23            5            6          100           97
 Total Return** ..........................................      ( 4.45)%      21.39%        5.43%       13.44%       28.74%
EQ/AllianceBernstein Value 1.00%
 MRP, 1.00%
 Unit value, end of period ...............................    $  14.42     $  15.27     $  12.72     $  12.20     $  10.89
 Net Assets (000's) ......................................    $ 10,304     $ 10,645     $  8,093     $  7,120     $  5,306
 Number of units outstanding, end of period (000's) ......         714          697          636          584          487
 Total Return** ..........................................      ( 5.57)%      20.05%        4.24%       12.02%       27.07%

                                     FSA-92

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of AXA Equitable Life Insurance Company

-----------------------------------------
Notes to Financial Statements (Continued)
December 31, 2007
-----------------------------------------

8. Accumulation Unit Values (Continued)

                                                                             Years Ended December 31,
                                                        ---------------------------------------------------------------
                                                            2007         2006         2005         2004         2003
                                                        ------------ ------------ ------------ ------------ -----------
EQ/BlackRock Basic Value Equity
 RIA, 0.00%
 Unit value, end of period ............................   $ 229.55     $ 226.87     $ 187.64     $ 182.26     $ 164.84
 Net Assets (000's) ...................................   $    393     $    403     $    461     $  1,259     $  1,236
 Number of units outstanding, end of period (000's) ...          2            2            2            7            8
 Total Return** .......................................       1.18%       20.91%        2.95%       10.59%       31.17%
EQ/BlackRock International Value
 RIA, 0.00%
 Unit value, end of period ............................   $ 186.71     $ 169.44     $ 134.82     $ 121.64     $  99.99
 Net Assets (000's) ...................................   $    264     $    401     $    518     $    282     $    357
 Number of units outstanding, end of period (000's) ...          1            2            4            2            4
 Total Return** .......................................      10.19%       25.68%       10.84%       21.64%       28.03%
EQ/Calvert Socially Responsible
 RIA, 0.00%
 Unit value, end of period ............................   $ 110.41     $  98.46     $  93.56     $  86.05     $  83.07
 Net Assets (000's) ...................................   $      2     $      2     $      3     $      1           --
 Number of units outstanding, end of period (000's) ...         --           --           --           --           --
 Total Return** .......................................      12.14%        5.24%        8.73%        3.59%       27.96%
EQ/Calvert Socially Responsible 1.00%
 MRP, 1.00%
 Unit value, end of period ............................   $   9.41     $   8.48     $   8.14     $   7.57     $   7.41
 Net Assets (000's) ...................................   $  1,643     $  1,421     $  1,267     $  1,008     $  7,735
 Number of units outstanding, end of period (000's) ...        175          169          156          135           99
 Total Return** .......................................      10.97%        4.18%        7.50%        2.22%       26.24%
EQ/Capital Guardian Growth
 RIA, 0.00%
 Unit value, end of period ............................   $  86.07     $  81.60     $  75.98     $  72.29     $  68.49
 Net Assets (000's) ...................................   $    101     $     22     $     40     $     38     $     47
 Number of units outstanding, end of period (000's) ...          1           --            1            1            1
 Total Return** .......................................       5.48%        7.40%        5.10%        5.53%       23.95%
EQ/Capital Guardian Research
 RIA, 0.00% (c)
 Unit value, end of period ............................   $ 145.10     $ 142.74     $ 127.38     $ 120.11     $ 108.30
 Net Assets (000's) ...................................   $    399     $    397     $    370     $    803     $    646
 Number of units outstanding, end of period (000's) ...          3            3            3            7            6
 Total Return** .......................................       1.65%       12.06%        6.05%       10.90%       31.49%
 MRP, 1.00% (e)
 Unit value, end of period ............................   $  18.06     $  17.96     $  16.19     $  15.44     $  14.10
 Net Assets (000's) ...................................   $  8,155     $  6,551     $  6,001     $  5,657     $  5,142
 Number of units outstanding, end of period (000's) ...        451          362          371          365          364
 Total Return** .......................................       0.56%       10.93%        4.85%        9.53%       29.72%

                                     FSA-93

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of AXA Equitable Life Insurance Company

-----------------------------------------
Notes to Financial Statements (Continued)
December 31, 2007
-----------------------------------------

8. Accumulation Unit Values (Continued)

                                                                            Years Ended December 31,
                                                        ---------------------------------------------------------------
                                                            2007         2006         2005         2004         2003
                                                        ------------ ------------ ------------ ------------ -----------
EQ/Equity 500 Index
 RIA, 0.05%
 Unit value, end of period ............................   $ 384.52     $ 365.64     $ 317.06     $ 303.09     $ 274.41
 Net Assets (000's) ...................................   $  4,046     $  4,992     $  4,802     $  7,176     $ 10,817
 Number of units outstanding, end of period (000's) ...         11           14           15           24           25
 Total Return** .......................................       5.16%       15.32%        4.61%       10.45%       28.07%
EQ/Equity 500 Index 1.00%
 MRP, 1.00%
 Unit value, end of period ............................   $   9.73     $   9.37     $   8.23     $   7.97     $   7.32
 Net Assets (000's) ...................................   $ 17,969     $ 17,308     $ 14,545     $ 13,226     $  6,978
 Number of units outstanding, end of period (000's) ...      1,846        1,844        1,768        1,658        1,477
 Total Return** .......................................       3.84%       13.85%        3.21%        8.90%       26.00%
EQ/Evergreen Omega
 RIA, 0.00%
 Unit value, end of period ............................   $ 106.71     $  95.85     $  90.54     $  87.09     $  81.36
 Net Assets (000's) ...................................   $    114     $    103           --     $     60     $     55
 Number of units outstanding, end of period (000's) ...          1            1           --            1            1
 Total Return** .......................................      11.33%        5.86%      396.00%        7.04%       38.21%
EQ/FI Mid Cap
 RIA, 0.00%
 Unit value, end of period ............................   $ 151.40     $ 140.14     $ 125.66     $ 118.14     $ 101.82
 Net Assets (000's) ...................................   $    129     $    357     $    496     $    657     $    598
 Number of units outstanding, end of period (000's) ...          1            3            4            6            6
 Total Return** .......................................       8.03%       11.52%        6.37%       16.03%       43.61%
EQ/GAMCO Small Company Value (b)
 MRP, 1.00%
 Unit value, end of period ............................   $  11.78     $  10.90           --           --           --
 Net Assets (000's) ...................................   $    549     $    176           --           --           --
 Number of units outstanding, end of period (000's) ...         47           16           --           --           --
 Total Return** .......................................       8.07%        8.96%          --           --           --
EQ/JPMorgan Value Opportunities
 RIA, 0.00%
 Unit value, end of period ............................   $ 157.09     $ 159.01     $ 132.10     $ 127.11     $ 114.64
 Net Assets (000's) ...................................   $    289     $    399     $    360     $    359     $    318
 Number of units outstanding, end of period (000's) ...          2            3            3            3            3
 Total Return** .......................................     ( 1.21)%      20.37%        3.93%       10.88%       26.81%
EQ/Marsico Focus
 RIA, 0.00%
 Unit value, end of period ............................   $ 187.95     $ 164.80     $ 150.75     $ 136.17     $ 123.22
 Net Assets (000's) ...................................   $    360     $    468     $    676     $    399     $    290
 Number of units outstanding, end of period (000's) ...          2            3            4            3            2
 Total Return** .......................................      14.05%        9.32%       10.71%       10.51%       31.13%

                                     FSA-94

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of AXA Equitable Life Insurance Company

-----------------------------------------
Notes to Financial Statements (Continued)
December 31, 2007
-----------------------------------------

8. Accumulation Unit Values (Continued)

                                                                            Years Ended December 31,
                                                        ----------------------------------------------------------------
                                                            2007         2006         2005         2004         2003
                                                        ------------ ------------ ------------ ------------ ------------
EQ/Money Market
 RIA, 0.05%
 Unit value, end of period ............................   $ 170.86     $ 162.84     $ 155.57     $ 151.28     $ 149.82
 Net Assets (000's) ...................................   $  1,063     $  1,295     $    969     $  1,610     $  2,671
 Number of units outstanding, end of period (000's) ...          6            8            6           11           18
 Total Return** .......................................       4.93%        4.67%        2.84%        0.98%        0.77%
EQ/PIMCO Real Return (b)
 MRP, 1.00%
 Unit value, end of period ............................   $  11.27     $  10.23           --           --           --
 Net Assets (000's) ...................................   $    358     $     83           --           --           --
 Number of units outstanding, end of period (000's) ...         32            8           --           --           --
 Total Return** .......................................      10.17         2.30%          --           --           --
EQ/Small Company Index
 MRP, 1.00%
 Unit value, end of period ............................   $  15.14     $  15.59     $  13.38     $  12.99     $  11.18
 Net Assets (000's) ...................................   $  4,641     $      5     $  3,168     $  2,877     $  1,756
 Number of units outstanding, end of period (000's) ...        307          312          237          219          157
 Total Return** .......................................     ( 2.89)%      16.52%        3.07%       16.15%       44.07%
EQ/T. Rowe Price Growth Stock (c)
 RIA, 0.00%
 Unit value, end of period ............................   $  10.04           --           --           --           --
 Net Assets (000's) ...................................   $    126           --           --           --           --
 Number of units outstanding, end of period (000's) ...         12           --           --           --           --
 Total Return** .......................................       0.44%          --           --           --           --
EQ/Van Kampen Emerging Markets Equity
 RIA, 0.00%
 Unit value, end of period ............................   $ 580.61     $ 408.83     $ 298.30     $ 224.66     $ 181.64
 Net Assets (000's) ...................................   $  1,357     $    875     $    516     $    383     $    366
 Number of units outstanding, end of period (000's) ...          2            2            2            2            2
 Total Return** .......................................      42.02%       37.05%       32.78%       23.68%       55.93%
EQ/Van Kampen Emerging Markets Equity (b)
 MRP, 1.00%
 Unit value, end of period ............................   $  16.51     $  11.75           --           --           --
 Net Assets (000's) ...................................   $  2,495     $    495           --           --           --
 Number of units outstanding, end of period (000's) ...        151           42           --           --           --
 Total Return** .......................................      40.51%       17.50%          --           --           --
MarketPLUS International Core
 RIA, 0.00%
 Unit value, end of period ............................   $ 169.57     $ 147.17     $ 123.42     $ 105.37     $  92.75
 Net Assets (000's) ...................................   $     60     $    277     $    184     $    199     $    144
 Number of units outstanding, end of period (000's) ...          -            2            1            2            2
 Total Return** .......................................      15.22%       19.24%       17.13%       13.61%       32.61%

                                     FSA-95

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of AXA Equitable Life Insurance Company

-----------------------------------------
Notes to Financial Statements (Continued)
December 31, 2007
-----------------------------------------

8. Accumulation Unit Values (Continued)

                                                                                Years Ended December 31,
                                                        ----------------------------------------------------------------------
                                                             2007           2006          2005          2004          2003
                                                        -------------- ------------- ------------- ------------- -------------
MarketPLUS International Core
 MRP, 1.00%
 Unit value, end of period ............................    $ 15.41       $  13.52      $  11.46      $   9.90      $   8.82
 Net Assets (000's) ...................................    $ 4,492       $  3,525      $  1,834      $    919      $    489
 Number of units outstanding, end of period (000's) ...        291            260           160            92            55
 Total Return** .......................................      13.98%         17.98%        15.76%        12.23%        30.86%
MarketPLUS Large Cap Core
 RIA, 0.00%
 Unit value, end of period ............................    $117.59       $ 113.19      $ 100.22      $  93.50      $  83.93
 Net Assets (000's) ...................................    $    99       $     89      $     97      $     54      $     47
 Number of units outstanding, end of period (000's) ...          1              1             1             1             1
 Total Return** .......................................       3.89%         12.94%         7.19%        11.40%        22.04%
MarketPLUS Large Cap Growth
 RIA, 0.00%
 Unit value, end of period ............................    $148.82       $ 128.71      $ 119.42      $ 109.53      $  97.26
 Net Assets (000's) ...................................    $   614       $    688      $    703      $  1,570      $  1,469
 Number of units outstanding, end of period (000's) ...          4              5             6            14            15
 Total Return** .......................................      15.62%          7.78%         9.03%        12.62%        29.31%
MarketPLUS Large Cap Growth
 MRP, 1.00%
 Unit value, end of period ............................    $  6.28       $   5.49      $   5.14      $   4.77      $   4.29
 Net Assets (000's) ...................................    $ 3,206       $  2,458      $  2,233      $  1,737      $  1,265
 Number of units outstanding, end of period (000's) ...        510            446           434           362           295
 Total Return** .......................................      14.39%          6.81%         7.78%        11.27%        27.68%
MarketPLUS Mid Cap Value
 RIA, 0.00%
 Unit value, end of period ............................    $193.03       $ 196.16      $ 174.40      $ 156.66      $ 132.94
 Net Assets (000's) ...................................    $   325       $    575      $    746      $    758      $    891
 Number of units outstanding, end of period (000's) ...          2              3             4             5             7
 Total Return** .......................................     ( 1.60)%        12.48%        11.32%        17.85%        33.27%
MarketPLUS Mid Cap Value
 MRP, 1.00%
 Unit value, end of period ............................    $ 15.39       $  15.80      $  14.20      $  12.90      $  11.08
 Net Assets (000's) ...................................    $ 9,817       $ 10,479      $ 10,150      $  6,615      $  4,772
 Number of units outstanding, end of period (000's) ...        638            663           715           513           431
 Total Return** .......................................     ( 2.59)%        11.27%        10.06%        16.44%        31.44%
Multimanager High Yield
 RIA, 0.05%
 Unit value, end of period ............................    $222.53       $ 215.33      $ 195.49      $ 189.31      $ 173.86
 Net Assets (000's) ...................................    $   235       $    458      $  1,099      $  1,098      $  1,196
 Number of units outstanding, end of period (000's) ...          1              2             6             6             7
 Total Return** .......................................       3.34%         10.15%         3.26%         8.89%        22.82%

                                     FSA-96

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of AXA Equitable Life Insurance Company

-----------------------------------------
Notes to Financial Statements (Continued)
December 31, 2007
-----------------------------------------

8. Accumulation Unit Values (Continued)

                                                                            Years Ended December 31,
                                                        ---------------------------------------------------------------
                                                            2007         2006         2005         2004         2003
                                                        ------------ ------------ ------------ ------------ -----------
Multimanager Small Cap Value
 RIA, 0.00%
 Unit value, end of period ............................  $206.41      $ 228.94     $ 197.17     $ 188.35     $ 160.84
 Net Assets (000's) ...................................  $   239      $    597     $    749     $    844     $   719
 Number of units outstanding, end of period (000's) ...        1             3            4            4           5
 Total Return** .......................................   ( 9.84)%       16.11%        4.69%       17.11%      37.37%
Multimanager Technology
 RIA, 0.00%
 Unit value, end of period ............................  $154.53      $ 130.71     $ 121.82     $ 109.49          --
 Net Assets (000's) ...................................  $   228      $    376     $    332     $    420          --
 Number of units outstanding, end of period (000's) ...        1             3            3            3          --
 Total Return** .......................................    18.22%         7.30%       11.26%        9.49%         --
 MRP, 1.00%
 Unit value, end of period ............................  $ 14.82      $  12.67     $  11.94     $  10.85          --
 Net Assets (000's) ...................................  $ 2,543      $  2,017     $  1,761     $  1,255          --
 Number of units outstanding, end of period (000's) ...      172           157          147          115          --
 Total Return** .......................................    16.97%         6.11%       10.05%        8.53%         --
Target 2015 Allocation (a)
 MRP, 1.00%
 Unit value, end of period ............................  $ 10.15            --           --           --          --
 Net Assets (000's) ...................................  $   446            --           --           --          --
 Number of units outstanding, end of period (000's) ...       44            --           --           --          --
 Total Return** .......................................     1.55%           --           --           --          --
Target 2025 Allocation (a)
 MRP, 1.00%
 Unit value, end of period ............................  $ 10.14            --           --           --          --
 Net Assets (000's) ...................................  $   122            --           --           --          --
 Number of units outstanding, end of period (000's) ...       12            --           --           --          --
 Total Return** .......................................     1.37%           --           --           --          --
Target 2035 Allocation (a)
 MRP, 1.00%
 Unit value, end of period ............................  $ 10.12            --           --           --          --
 Net Assets (000's) ...................................  $    64            --           --           --          --
 Number of units outstanding, end of period (000's) ...        6            --           --           --          --
 Total Return** .......................................     1.22%           --           --           --          --
Target 2045 Allocation (a)
 MRP, 1.00%
 Unit value, end of period ............................  $ 10.11            --           --           --          --
 Net Assets (000's) ...................................  $    17            --           --           --          --
 Number of units outstanding, end of period (000's) ...        2            --           --           --          --
 Total Return** .......................................     1.07%           --           --           --          --

(a)   Units were made available for sale on May 1, 2007
(b)   Units were made available for sale on May 1, 2006
(c)   Units were made available for sale on July 1, 2007

                                     FSA-97

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of AXA Equitable Life Insurance Company

-----------------------------------------
Notes to Financial Statements (Continued)
December 31, 2007
-----------------------------------------

8. Accumulation Unit Values (Concluded)

(*) Expenses as a percentage of Average Net Assets (0.05%, 0.25%, 0.40%, 0.50%, 1.00%, 1.04%, 1.25%, 1.40%, 1.53%, 1.68% annualized) for each period indicated charges made directly to contract owner account through the redemption of units and expenses of the underlying fund have been excluded.

(**) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated from the effective date through the end of the reporting period.

                                     FSA-98

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of AXA Equitable Life Insurance Company

-----------------------------------------
Notes to Financial Statements (Continued)
December 31, 2007
-----------------------------------------

9. Investment Income Ratios

Shown below is the Investment Income Ratios throughout the periods indicated for Separate Accounts 13, 10, 4 and 3. The investment income ratio is calculated by taking the gross investment income earned divided by the average net assets of a fund during the periods indicated.

                                     2007       2006       2005       2004       2003
                                  ---------- ---------- ---------- ---------- ----------
Separate Account No. 13 .........    5.08%      4.92%      4.10%      3.81%      3.49%
Separate Account No. 10 .........    3.40       3.03       2.57       2.19       2.25
Separate Account No. 4 ..........    0.68       0.69       0.46       0.46       0.47
Separate Account No. 3 ..........    0.22       0.40       0.11       0.14       0.27

Shown below is the Investment Income Ratios throughout the periods indicated for Separate Account No. 66. These amounts represent the dividends, excluding distributions of capital gains, received by the Account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Account is affected by the timing of the declaration of dividends by the underlying fund in which the Account invests.

                                                   2007       2006       2005       2004       2003
                                                ---------- ---------- ---------- ---------- ----------
AXA Aggressive Allocation .....................    7.27%        --         --         --         --
AXA Conservative Allocation ...................   30.47%        --         --         --         --
AXA Conservative-Plus Allocation ..............    1.52%        --         --         --         --
AXA Moderate Allocation .......................    6.75%        --         --         --         --
AXA Moderate-Plus Allocation ..................   21.82%        --         --         --         --
EQ/AllianceBernstein Intermediate
 Government Securities ........................    4.61%      4.02%      1.55%      3.13%      4.25%
EQ/AllianceBernstein International ............    1.48%      1.72%      1.75%      2.11%      2.02%
EQ/AllianceBernstein Large Cap Growth .........      --         --         --         --         --
EQ/AllianceBernstein Quality Bond .............    4.87%      3.24%      3.29%      3.43%      2.51%
EQ/AllianceBernstein Small Cap Growth .........      --         --         --         --         --
EQ/AllianceBernstein Value ....................    1.59%      1.64%      0.78%      1.39%      1.41%
EQ/BlackRock Basic Value Equity ...............    1.08%      2.69%      0.95%      2.04%      0.48%
EQ/BlackRock International Value ..............    1.30%      2.42%      1.92%      1.44%      2.10%
EQ/Calvert Socially Responsible ...............    0.23%        --         --         --         --
EQ/Capital Guardian Growth ....................      --       0.14%      0.22%      0.50%      0.07%
EQ/Capital Guardian Research ..................    1.07%      0.57%      0.55%      0.63%      0.44%
EQ/Equity 500 Index ...........................    1.36%      1.64%      1.32%      1.69%      1.31%
EQ/Evergreen Omega ............................      --       4.52%      0.05%      0.29%        --
EQ/FI Mid Cap .................................      --       2.75%      7.85%      2.28%        --
EQ/GAMCO Small Company Value ..................    0.56%      2.28%        --         --         --
EQ/JPMorgan Value Opportunities ...............    1.23%      4.29%      1.52%      1.32%      1.37%
EQ/Marsico Focus ..............................    0.19%      0.73%        --         --         --
EQ/Money Market ...............................    4.89%      3.80%      2.93%      0.84%      0.49%
EQ/PIMCO Real Return ..........................    3.14%      8.98%        --         --         --
EQ/Small Company Index ........................    1.30%      1.39%      1.15%      2.58%      0.37%
EQ/T ROWE Price Growth Stock ..................    0.07%        --         --         --         --
EQ/Van Kampen Emerging Markets Equity .........      --       0.60%      0.51%      0.60%      0.79%
MarketPLUS International Core .................    0.42%      1.53%      1.69%      1.55%      1.48%
MarketPLUS Large Cap Core .....................    1.28%      0.87%      0.61%      0.59%      0.60%

                                     FSA-99

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of AXA Equitable Life Insurance Company

-----------------------------------------
Notes to Financial Statements (Continued)
December 31, 2007
-----------------------------------------

9. Investment Income Ratios (Concluded)

                                          2007       2006       2005       2004       2003
                                       ---------- ---------- ---------- ---------- ----------
MarketPLUS Large Cap Growth ..........    0.37%        --         --         --         --
MarketPLUS Mid Cap Value .............    0.98%      0.30%      5.10%      2.61%      0.39%
Multimanager High Yield ..............    4.53%      5.95%      7.88%      6.25%      5.10%
Multimanager Small Cap Value .........    0.22%      4.67%      3.93%      5.70%      0.91%
Multimanager Technology ..............      --         --         --       1.22%        --
Target 2015 Allocation ...............    8.76%        --         --         --         --
Target 2025 Allocation ...............    6.87%        --         --         --         --
Target 2035 Allocation ...............   11.67%        --         --         --         --
Target 2045 Allocation ...............    9.66%        --         --         --         --

                                    FSA-100

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Directors and Shareholder of AXA Equitable Life Insurance Company

In our opinion, based on our audits and the reports of other auditors, the accompanying consolidated balance sheets and the related consolidated statements of earnings, of shareholder's equity and comprehensive income and of cash flows present fairly, in all material respects, the financial position of AXA Equitable Life Insurance Company and its subsidiaries (the "Company") at December 31, 2007 and 2006, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2007 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We did not audit the financial statements of AllianceBernstein L.P. and AllianceBernstein Holding L.P., subsidiaries of the Company, for the year ended December 31, 2005, whose statements reflect total revenues of thirty-six percent of the related consolidated total for the year ended December 31, 2005. Those statements were audited by other auditors whose reports thereon have been furnished to us, and our opinion expressed herein, insofar as it relates to the amounts included for AllianceBernstein L.P. and AllianceBernstein Holding L.P., is based solely on the reports of the other auditors. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits and the reports of other auditors provide a reasonable basis for our opinion.

As discussed in Note 2 of the Notes to Consolidated Financial Statements, the Company changed its method of accounting for uncertainty in income taxes on January 1, 2007, share-based compensation on January 1, 2006 and for defined benefit pension and other postretirement plans on December 31, 2006.



PricewaterhouseCoopers LLP
New York, New York
March 12, 2008

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM




The General Partner and Unitholders
AllianceBernstein L.P.:


We have audited the accompanying consolidated statements of income, changes in partners' capital and comprehensive income and cash flows for the year ended December 31, 2005 of AllianceBernstein L.P. and subsidiaries ("AllianceBernstein"), formerly Alliance Capital Management L.P. These consolidated financial statements are the responsibility of the management of the General Partner. Our responsibility is to express an opinion on these consolidated financial statements based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the results of operations and cash flows of AllianceBernstein for the year ended December 31, 2005, in conformity with U.S. generally accepted accounting principles.


/s/ KPMG LLP
New York, New York
February 24, 2006

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



The General Partner and Unitholders
AllianceBernstein Holding L.P.:


We have audited the accompanying statements of income, changes in partners' capital and comprehensive income and cash flows for the year ended December 31, 2005 of AllianceBernstein Holding L.P. ("AllianceBernstein Holding"), formerly Alliance Capital Management Holding L.P. These financial statements are the responsibility of the management of the General Partner. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the results of operations and cash flows of AllianceBernstein Holding for the year ended December 31, 2005, in conformity with U.S. generally accepted accounting principles.




/s/ KPMG LLP
New York, New York
February 24, 2006

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2007 AND 2006

                                                                                  2007            2006
                                                                              ------------    ------------
                                                                                     (IN MILLIONS)
ASSETS
Investments:
   Fixed maturities available for sale, at estimated fair value ...........   $   27,159.5    $   29,031.1
   Mortgage loans on real estate ..........................................        3,730.6         3,240.7
   Equity real estate, held for the production of income ..................          381.7           396.9
   Policy loans ...........................................................        3,938.8         3,898.1
   Other equity investments ...............................................        1,820.3         1,562.1
   Trading securities .....................................................          573.3           465.1
   Other invested assets ..................................................        1,000.9           891.6
                                                                              ------------    ------------
     Total investments ....................................................       38,605.1        39,485.6
Cash and cash equivalents .................................................        1,173.2         1,122.2
Cash and securities segregated, at estimated fair value ...................        2,370.0         2,009.8
Broker-dealer related receivables .........................................        1,623.5         3,481.0
Deferred policy acquisition costs .........................................        9,019.3         8,316.5
Goodwill and other intangible assets, net .................................        3,724.6         3,738.6
Amounts due from reinsurers ...............................................        2,890.6         2,689.3
Loans to affiliates .......................................................          638.3           400.0
Other assets ..............................................................        3,341.8         3,241.5
Separate Accounts' assets .................................................       96,539.6        84,801.6
                                                                              ------------    ------------

TOTAL ASSETS ..............................................................   $  159,926.0    $  149,286.1
                                                                              ============    ============

LIABILITIES
Policyholders' account balances ...........................................   $   25,168.2    $   26,439.0
Future policy benefits and other policyholders liabilities ................       14,304.7        14,085.4
Broker-dealer related payables ............................................          595.1           950.3
Customers related payables ................................................        2,722.2         3,980.7
Amounts due to reinsurers .................................................        1,119.5         1,070.8
Short-term and long-term debt .............................................          982.0           783.0
Loans from affiliates .....................................................          325.0           325.0
Income taxes payable ......................................................        3,398.9         2,971.8
Other liabilities .........................................................        1,963.2         1,818.2
Separate Accounts' liabilities ............................................       96,539.6        84,801.6
Minority interest in equity of consolidated subsidiaries ..................        2,478.9         2,289.9
Minority interest subject to redemption rights ............................          142.7           288.0
                                                                              ------------    ------------
     Total liabilities ....................................................      149,740.0       139,803.7
                                                                              ------------    ------------

Commitments and contingent liabilities (Notes 2, 5, 9, 18 and 19)

SHAREHOLDER'S EQUITY
Common stock, $1.25 par value, 2.0 million shares authorized,
   issued and outstanding .................................................            2.5             2.5
Capital in excess of par value ............................................        5,265.4         5,139.6
Retained earnings .........................................................        5,186.0         4,507.6
Accumulated other comprehensive loss ......................................         (267.9)         (167.3)
                                                                              ------------    ------------
     Total shareholder's equity ...........................................       10,186.0         9,482.4
                                                                              ------------    ------------

TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY ................................   $  159,926.0    $  149,286.1
                                                                              ============    ============


                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                       CONSOLIDATED STATEMENTS OF EARNINGS
                  YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005

                                                                             2007             2006             2005
                                                                         --------------   --------------   --------------
                                                                                          (IN MILLIONS)

REVENUES
Universal life and investment-type product
  policy fee income ..................................................   $     2,741.7    $     2,252.7    $     1,889.3
Premiums .............................................................           804.9            817.8            881.7
Net investment income ................................................         2,695.0          2,389.2          2,481.8
Investment (losses) gains, net .......................................            (7.2)            46.9             55.4
Commissions, fees and other income ...................................         5,174.0          4,373.0          3,626.2
                                                                         --------------   --------------   --------------
      Total revenues .................................................        11,408.4          9,879.6          8,934.4
                                                                         --------------   --------------   --------------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits ..............................................         1,998.5          1,960.5          1,859.8
Interest credited to policyholders' account balances .................         1,065.2          1,082.5          1,065.5
Compensation and benefits ............................................         2,453.2          2,090.4          1,802.9
Commissions ..........................................................         1,744.2          1,394.4          1,128.7
Distribution plan payments ...........................................           335.1            292.9            292.0
Amortization of deferred sales commissions ...........................            95.5            100.4            132.0
Interest expense .....................................................            72.0             70.4             76.3
Amortization of deferred policy acquisition costs ....................         1,099.2            689.3            601.3
Capitalization of deferred policy acquisition costs ..................        (1,719.3)        (1,363.4)        (1,199.4)
Rent expense .........................................................           224.3            204.1            165.2
Amortization of other intangible assets ..............................            23.2             23.6             23.5
Other operating costs and expenses ...................................         1,334.5          1,262.6            952.4
                                                                         --------------   --------------   --------------
      Total benefits and other deductions ............................         8,725.6          7,807.7          6,900.2
                                                                         --------------   --------------   --------------

Earnings from continuing operations before
  income taxes and minority interest .................................         2,682.8          2,071.9          2,034.2
Income taxes .........................................................          (759.8)          (424.5)          (515.8)
Minority interest in net income of consolidated subsidiaries.. .......          (686.3)          (599.9)          (466.9)
                                                                         --------------   --------------   --------------

Earnings from continuing operations ..................................         1,236.7          1,047.5          1,051.5
(Losses) earnings from discontinued operations,
   net of income taxes ...............................................            (5.9)            31.2             22.3
Gains (losses) on disposal of discontinued operations,
   net of income taxes ...............................................             2.8             (1.9)              --
                                                                         --------------   --------------   --------------
Net Earnings .........................................................   $     1,233.6    $     1,076.8    $     1,073.8
                                                                         ==============   ==============   ==============


                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
    CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY AND COMPREHENSIVE INCOME
                  YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005

                                                                                  2007             2006             2005
                                                                         --------------   --------------   --------------
                                                                                          (IN MILLIONS)
SHAREHOLDER'S EQUITY
Common stock, at par value, beginning and end of year ................   $         2.5    $         2.5    $         2.5
                                                                         --------------   --------------   --------------

Capital in excess of par value, beginning of year ....................         5,139.6          4,976.3          4,890.9
Changes in capital in excess of par value ............................           125.8            163.3             85.4
                                                                         --------------   --------------   --------------
Capital in excess of par value, end of year ..........................         5,265.4          5,139.6          4,976.3
                                                                         --------------   --------------   --------------

Retained earnings, beginning of year .................................         4,507.6          4,030.8          3,457.0
Cumulative effect adjustment to adopt FIN 48 .........................            44.8               --               --
                                                                         --------------   --------------   --------------
Retained earnings, beginning of year as adjusted .....................         4,552.4          4,030.8          3,457.0
Net earnings .........................................................         1,233.6          1,076.8          1,073.8
Dividends on common stock ............................................          (600.0)          (600.0)          (500.0)
                                                                         --------------   --------------   --------------
Retained earnings, end of year .......................................         5,186.0          4,507.6          4,030.8
                                                                         --------------   --------------   --------------

Accumulated other comprehensive (loss) income,
   beginning of year .................................................          (167.3)           432.3            874.1
Other comprehensive loss .............................................          (100.6)          (150.1)          (441.8)
Adjustment to initially apply SFAS No.158, net of income taxes .......              --           (449.5)              --
                                                                         --------------   --------------   --------------
Accumulated other comprehensive (loss) income, end of year ...........          (267.9)          (167.3)           432.3
                                                                         --------------   --------------   --------------

TOTAL SHAREHOLDER'S EQUITY, END OF YEAR ..............................   $    10,186.0    $     9,482.4    $     9,441.9
                                                                         ==============   ==============   ==============


                                                                                  2007             2006             2005
                                                                         --------------   --------------   --------------
                                                                                          (IN MILLIONS)

COMPREHENSIVE INCOME
Net earnings .........................................................   $     1,233.6    $     1,076.8    $     1,073.8
                                                                         --------------   --------------   --------------

Change in unrealized losses, net of
   reclassification adjustment .......................................          (178.6)          (150.1)          (441.8)
Defined benefit plans:
   Net gain arising during year ......................................            38.8               --               --
   Prior service cost arising during year ............................             1.7               --               --
   Less: reclassification adjustment for:
     Amortization of net losses included in net periodic cost ........            41.2               --               --
     Amortization of net prior service credit
       included in net periodic cost .................................            (3.6)              --               --
     Amortization of net transition asset ............................             (.1)              --               --
                                                                         --------------   --------------   --------------
     Other comprehensive income - defined benefit plans ..............            78.0               --               --
                                                                         --------------   --------------   --------------

Other comprehensive loss .............................................          (100.6)          (150.1)          (441.8)
                                                                         --------------   --------------   --------------

Comprehensive Income .................................................   $     1,133.0    $       926.7    $       632.0
                                                                         ==============   ==============   ==============


                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2007, 2005 AND 2005


                                                                             2007             2006             2005
                                                                         --------------   --------------   --------------
                                                                                          (IN MILLIONS)

Net earnings .........................................................   $     1,233.6    $     1,076.8    $     1,073.8
Adjustments to reconcile net earnings to net cash provided
  by operating activities:
  Interest credited to policyholders' account balances ...............         1,065.2          1,082.5          1,065.5
  Universal life and investment-type product
     policy fee income ...............................................        (2,741.7)        (2,252.7)        (1,889.3)
  Net change in broker-dealer and customer related
     receivables/payables ............................................            98.5            117.2           (347.4)
  Investment losses (gains), net .....................................             7.2            (46.9)           (55.4)
  Change in deferred policy acquisition costs ........................          (620.1)          (674.1)          (598.1)
  Change in future policy benefits ...................................            95.4             52.7             64.4
  Change in income taxes payable .....................................           532.9            425.9            340.5
  Change in accounts payable and accrued expenses ....................           102.6             85.5             23.7
  Change in segregated cash and securities, net ......................          (360.3)          (245.0)          (240.0)
  Minority interest in net income of consolidated subsidiaries .......           686.3            599.9            466.9
  Change in fair value of guaranteed minimum income
     benefit reinsurance contracts ...................................            (6.9)            14.8            (42.6)
  Amortization of deferred sales commissions .........................            95.5            100.4            132.0
  Other depreciation and amortization ................................           133.8            144.9            149.6
  Amortization of other intangible assets, net .......................            23.2             23.6             23.6
  (Gains) losses on disposal of discontinued operations ..............            (2.8)             1.9               --
  Other, net .........................................................            (5.0)           363.5           (134.6)
                                                                         --------------   --------------   --------------

Net cash provided by operating activities ............................           337.4            870.9             32.6
                                                                         --------------   --------------   --------------

Cash flows from investing activities:
  Maturities and repayments ..........................................         2,143.1          2,962.2          2,926.2
  Sales of investments ...............................................         2,356.5          1,536.9          2,432.9
  Purchases of investments ...........................................        (3,525.3)        (4,262.3)        (5,869.1)
  Change in short-term investments ...................................           107.0             65.6             13.8
  Decrease in loans to affiliates ....................................           400.0               --               --
  Increase in loans to affiliates ....................................          (650.0)              --               --
  Change in capitalized software, leasehold improvements
     and EDP equipment ...............................................          (205.0)          (146.1)          (101.2)
  Other, net .........................................................          (189.5)          (390.4)          (116.3)
                                                                         --------------   --------------   --------------

Net cash provided by (used in) investing activities ..................           436.8           (234.1)          (713.7)
                                                                         --------------   --------------   --------------

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005
                                   (CONTINUED)

                                                                             2007             2006             2005
                                                                         --------------   --------------   --------------
                                                                                          (IN MILLIONS)

Cash flows from financing activities:
  Policyholders' account balances:
    Deposits .........................................................   $     4,102.1    $     3,865.2    $     3,816.8
    Withdrawals from and transfers to Separate Accounts ..............        (3,831.7)        (3,569.1)        (2,779.1)
  Net change in short-term financings ................................           199.0            327.7               --
  Repayments of long-term debt .......................................              --           (400.0)          (400.0)
  Proceeds in loans from affiliates ..................................              --               --            325.0
  Shareholder dividends paid .........................................          (600.0)          (600.0)          (500.0)
  Other, net .........................................................          (592.6)          (206.5)          (417.3)
                                                                         --------------   --------------   --------------

Net cash (used in) provided by financing activities ..................          (723.2)          (582.7)            45.4
                                                                         --------------   --------------   --------------

Change in cash and cash equivalents ..................................            51.0             54.1           (635.7)
Cash and cash equivalents, beginning of year .........................         1,122.2          1,068.1          1,703.8
                                                                         --------------   --------------   --------------

Cash and Cash Equivalents, End of Year ...............................   $     1,173.2    $     1,122.2    $     1,068.1
                                                                         ==============   ==============   ==============

Supplemental cash flow information:
  Interest Paid ......................................................   $        52.6    $        59.9    $        74.5
                                                                         ==============   ==============   ==============
  Income Taxes Paid (Refunded) .......................................   $       178.1    $       (40.8)   $       146.5
                                                                         ==============   ==============   ==============


                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


1)      ORGANIZATION

        AXA Equitable Life Insurance Company ("AXA Equitable," and collectively with its consolidated subsidiaries the "Company") is an indirect, wholly owned subsidiary of AXA Financial, Inc. ("AXA Financial," and collectively with its consolidated subsidiaries, "AXA Financial Group"). AXA Financial is a wholly owned subsidiary of AXA, a French holding company for an international group of insurance and related financial services companies.

        The Company conducts operations in two business segments: the Insurance and Investment Management segments. The Company's management evaluates the performance of each of these segments independently and allocates resources based on current and future requirements of each segment.

        Insurance
        ---------

        The Insurance segment offers a variety of traditional, variable and interest-sensitive life insurance products, variable and fixed-interest annuity products, mutual funds and other investment products and asset management principally to individuals and small and medium size businesses and professional and trade associations. This segment includes Separate Accounts for individual insurance and annuity products.

        The Company's insurance business is conducted principally by AXA Equitable and its wholly owned life insurance subsidiary, AXA Life and Annuity Company ("AXA Life"), formerly The Equitable of Colorado.

        Investment Management
        ---------------------

        The Investment Management segment is principally comprised of the investment management business of AllianceBernstein L.P., a Delaware limited partnership, and its subsidiaries ("AllianceBernstein"). AllianceBernstein provides research, diversified investment management and related services globally to a broad range of clients. Its principal services include: (a) institutional investment services, including unaffiliated corporate and public employee pension funds, endowment funds, domestic and foreign institutions and governments, by means of separately managed accounts, sub-advisory relationships, structured products, group trusts, mutual funds and other investment vehicles, (b) retail, servicing individual investors, primarily by means of retail mutual funds, sub-advisory relationships in respect of mutual funds sponsored by third parties, separately managed account programs that are sponsored by various financial intermediaries worldwide, and other investment vehicles, (c) private clients, including high-net-worth individuals, trusts and estates, charitable foundations, partnerships, private and family corporations and other entities, by means of separately managed accounts, hedge funds, mutual funds, and other investment vehicles, and (d) institutional research by means of in-depth independent, fundamental research, portfolio strategy and brokerage-related services. Principal subsidiaries of AllianceBernstein include: SCB Inc., formally known as Sanford C. Bernstein, Inc. ("Bernstein"), Sanford C. Bernstein & Co. LLC ("SCB LLC"), Sanford C. Bernstein Limited ("SCBL") and SCB Partners, Inc. ("SCB Partners"). This segment includes institutional Separate Accounts principally managed by AllianceBernstein that provide various investment options for large group pension clients, primarily defined benefit and contribution plans, through pooled or single group accounts.

        AllianceBernstein is a private partnership for Federal income tax purposes and, accordingly, is not subject to Federal and state corporate income taxes. However, AllianceBernstein is subject to a 4.0% New York City unincorporated business tax ("UBT"). Domestic corporate subsidiaries of AllianceBernstein are subject to Federal, state and local income taxes. Foreign corporate subsidiaries are generally subject to taxes in the foreign jurisdictions where they are located.

        In October 2000, AllianceBernstein acquired substantially all of the assets and liabilities of SCB Inc (the "Bernstein Acquisition"). Following a two-year lockout period that ended October 2002, the former Bernstein shareholders were permitted to exercise the right to sell private units in AllianceBernstein L.P. (the "AllianceBernstein Units") that were acquired in the Bernstein Acquisition to AXA Financial (the "AB Put"). On February 23, 2007, AXA Financial purchased a tranche of
        8.16 million AllianceBernstein Units pursuant to an exercise of the AB Put at a purchase price of approximately $745.7 million and recorded additional goodwill of $392.8 million and other intangible assets of $209.5 million. After this purchase, AXA Financial Group's beneficial ownership in AllianceBernstein increased by approximately 3.0% to 63.3%. Through December 31, 2007, the Company acquired 32.7 million AllianceBernstein Units pursuant to the AB Put at the aggregate market price of $1,631.1 million and recorded additional goodwill of $733.8 million and other intangible assets of $251.7 million. At December 31, 2007 and 2006, the Company's consolidated economic interest in AllianceBernstein was 45.5% and 45.6%, respectively. At December 31, 2007 and 2006, AXA Financial Group's beneficial ownership in AllianceBernstein was approximately 63.2% and 60.3%, respectively. Minority interest subject to redemption rights on the consolidated balance sheets represents the remaining private AllianceBernstein Units still held by former Bernstein shareholders. These 8.16 million private AllianceBernstein Units outstanding at December 31, 2007 may be sold to AXA Financial pursuant to the AB Put at the prevailing market price through October 2, 2009.


2)      SIGNIFICANT ACCOUNTING POLICIES

        Basis of Presentation and Principles of Consolidation
        -----------------------------------------------------

        The preparation of the accompanying consolidated financial statements in conformity with generally accepted accounting principles in the United States of America ("GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. The accompanying consolidated financial statements reflect all adjustments necessary in the opinion of management to present fairly the consolidated financial position of the Company and its consolidated results of operations and cash flows for the periods presented.

        The accompanying consolidated financial statements include the accounts of AXA Equitable and its subsidiary engaged in insurance related businesses (collectively, the "Insurance Group"); other subsidiaries, principally AllianceBernstein; and those investment companies, partnerships and joint ventures in which AXA Equitable or its subsidiaries has control and a majority economic interest as well as those variable interest entities ("VIEs") that meet the requirements for consolidation.

        At December 31, 2007 and 2006, respectively, the Insurance Group's General Account held $5.7 million and $5.8 million of investment assets issued by VIEs and determined to be significant variable interests under Financial Accounting Standards Board ("FASB") Interpretation ("FIN") 46(R), "Consolidation of Variable Interest Entities - Revised". At December 31, 2007 and 2006, respectively, as reported in the consolidated balance sheet, these investments included $4.7 million and $4.7 million of fixed maturities (collateralized debt and loan obligations) and $1.0 million and $1.1 million of other equity investments (principally investment limited partnership interests) and are subject to ongoing review for impairment in value. These VIEs do not require consolidation because management has determined that the Insurance Group is not the primary beneficiary. These variable interests at December 31, 2007 represent the Insurance Group's maximum exposure to loss from its direct involvement with the VIEs. The Insurance Group has no further economic interest in these VIEs in the form of related guarantees, commitments, derivatives, credit enhancements or similar instruments and obligations.

        Management of AllianceBernstein has reviewed its investment management agreements and its investments in and other financial arrangements with certain entities that hold client assets under management to determine the entities that AllianceBernstein is required to consolidate under FIN 46(R). These include certain mutual fund products, hedge funds, structured products, group trusts and limited partnerships.

        AllianceBernstein derived no direct benefit from client assets under management of these entities other than investment management fees and cannot utilize those assets in its operations.

        AllianceBernstein has significant variable interests in certain other VIEs with approximately $180.3 million in client assets under management. However, these VIEs do not require consolidation because management has determined that AllianceBernstein is not the primary beneficiary. AllianceBernstein's maximum exposure to loss in these entities is limited to its investments in and prospective investment management fees earned in these entities.

        All significant intercompany transactions and balances have been eliminated in consolidation. The years "2007," "2006" and "2005" refer to the years ended December 31, 2007, 2006 and 2005, respectively.

        Certain reclassifications have been made in the amounts presented for prior periods to conform those periods to the current presentation.

        Accounting Changes
        ------------------

        Effective January 1, 2007, and as more fully described in Note 15 to the Consolidated Financial Statements, the Company adopted FIN 48, "Accounting for Uncertainty in Income Taxes," an interpretation that clarifies the recognition criteria and measurement of the economic benefits associated with tax positions taken or expected to be taken in a tax return. Under FIN 48, a tax benefit is recognized only if it is "more likely than not" to be sustained based on the technical merits of the position, assuming examination by the taxing authority, and is required to be measured at the largest amount of tax benefit that is more than 50% likely of being realized upon ultimate settlement, taking into consideration the amounts and probabilities of potential settlement outcomes. FIN 48 also addresses subsequent derecognition of tax positions, changes in the measurement of recognized tax positions, accrual and classification of interest and penalties, and accounting in interim periods. In addition, annual disclosures with respect to income taxes have been expanded by FIN 48 and require the inclusion of a tabular reconciliation of the total amounts of unrecognized tax benefits at the beginning and end of the reporting period. As a result of adopting FIN 48, the Company recognized a $44.8 million cumulative-effect adjustment that increased January 1, 2007 retained earnings reflecting a decrease in the amount of unrecognized tax benefits.

        On January 1, 2007, the Company adopted the American Institute of Certified Public Accountants ("AICPA") Statement of Position ("SOP") 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts". The SOP requires identification of transactions that result in a substantial change in an insurance contract. Transactions subject to review include internal contract exchanges, contract modifications via amendment, rider or endorsement and elections of benefits, features or rights contained within the contract. If determined that a substantial change has occurred, the related deferred policy acquisition costs ("DAC") and other related balances must be written off. The adoption of SOP 05-1 did not have a material impact on the Company's consolidated results of operations or financial position.

        On December 31, 2006, the Company implemented Statement of Financial Accounting Standards ("SFAS") No. 158, "Employers' Accounting for Defined Benefit Pension and Other Postretirement Plans," requiring employers to recognize the over or under funded status of such benefit plans as an asset or liability in the balance sheet for reporting periods ending after December 15, 2006 and to recognize subsequent changes in that funded status as a component of other comprehensive income. The funded status of a plan is measured as the difference between plan assets at fair value and the projected benefit obligation for pension plans or the benefit obligation for any other postretirement plan. SFAS No. 158 did not change the determination of net periodic benefit cost or its presentation in the statement of earnings. However, its requirements represent a significant change to previous accounting guidance that generally delayed recognition of certain changes in plan assets and benefit obligations in the balance sheet and only required disclosure of the complete funded status of the plans in the notes to the financial statements.

        As required by SFAS No. 158, the $449.5 million impact of initial adoption, net of income tax and minority interest, was reported as an adjustment to the December 31, 2006 balance of accumulated other comprehensive income in the accompanying consolidated financial statements. The consequent recognition of the funded status of its defined benefit pension and other postretirement plans at December 31, 2006 reduced total assets by approximately $684.2 million, due to the reduction of prepaid pension cost, and decreased total liabilities by approximately $234.7 million. The change in liabilities resulted from the $242.7 million decrease in income taxes payable partially offset by an increase of $12.0 million in benefit plan liabilities. See Note 12 of Notes to Consolidated Financial Statements for further information.

        SFAS No. 158 imposes an additional requirement, effective for fiscal years ending after December 15, 2008, to measure plan assets and benefit obligations as of the date of the employer's year-end balance sheet, thereby eliminating the option to elect an earlier measurement date alternative of not more than three months prior to that date, if used consistently each year. This provision of SFAS No. 158 will have no impact on the Company as it already uses a December 31 measurement date for all of its plan assets and benefits obligations.

        On January 1, 2006, the Company adopted SFAS No. 123(R), "Share-Based Payment". To effect its adoption, the Company elected the "modified prospective method" of transition. Under this method, prior-period results were not restated. Prior to the adoption of SFAS No. 123(R), The Company had elected to continue to account for stock-based compensation in accordance with Accounting Principles Board Opinion ("APB") No. 25, "Accounting for Stock Issued to Employees," and, as a result, the recognition of stock-based compensation expense generally was limited to amounts attributed to awards of restricted shares and various cash-settled programs such as stock appreciation rights. SFAS No. 123(R) requires the cost of all share-based payments to employees to be recognized in the financial statements based on their fair values, resulting in compensation expense for certain types of the Company's equity-classified award programs for which no cost previously would have been charged to net earnings under APB No. 25, most notably for employee options to purchase AXA American Depository Receipts ("ADRs") and AXA ordinary shares and for employee stock purchase plans prior to January 1, 2006. As a result of adopting SFAS No. 123(R) on January 1, 2006, consolidated earnings from continuing operations before income taxes and minority interest were $63.1 million and $46.9 million lower and consolidated net earnings were $36.7 million and $29.9 million lower for 2007 and 2006, respectively, than if these plans had continued to be accounted for under APB No. 25.

        Under the modified prospective method, the Company applied the measurement, recognition, and attribution requirements of SFAS No. 123(R) to stock-based compensation awards granted, modified, repurchased or cancelled on or after January 1, 2006. In addition, beginning in first quarter 2006, costs associated with unvested portions of outstanding employee stock option awards at January 1, 2006 that prior to adoption of SFAS No. 123(R) would have been reflected by the Company only in pro forma disclosures, were recognized in the consolidated statement of earnings over the awards' remaining future service-vesting periods. Liability-classified awards outstanding at January 1, 2006, such as performance units and stock appreciation rights, were remeasured to fair value. The remeasurement resulted in no adjustment to their intrinsic value basis, including the cumulative effect of differences between actual and expected forfeitures, primarily due to the de minimis time remaining to expected settlement of these awards.

        Effective with its adoption of SFAS No. 123(R), the Company elected the "short-cut" transition alternative for approximating the historical pool of windfall tax benefits available in shareholder's equity at January 1, 2006 as provided by the FASB in FASB Staff Position ("FSP") No. 123(R)-3, "Transition Election Related to Accounting For the Tax Effects of Share-Based Payment Awards". This historical pool represents the cumulative tax benefits of tax deductions for employee share-based payments in excess of compensation costs recognized under GAAP, either in the financial statements or in the pro forma disclosures. In the event that a shortfall of tax benefits occurs during a reporting period (i.e. tax deductions are less than the related cumulative compensation expense), the historical pool will be reduced by the amount of the shortfall. If the shortfall exceeds the amount of the historical pool, there will be a negative impact on the results of operations. In 2007 and 2006, additional windfall tax benefits resulted from employee exercises of stock option awards.

        On January 1, 2006, the Company adopted the provisions of SFAS No. 154, "Accounting Changes and Error Corrections," a replacement of APB No. 20, "Accounting Changes," and SFAS No. 3, "Reporting Accounting Changes in Interim Financial Statements". SFAS No. 154 applies to all voluntary changes in accounting principle as well as to changes required by an accounting pronouncement that does not include transition provisions. To enhance comparability, this statement requires retrospective application to prior periods' financial statements of changes in accounting principle, unless it is impracticable to determine either the period-specific effects or the cumulative effect of the change. The cumulative effect of the change is reported in the carrying value of assets and liabilities as of the first period presented, with the offset applied to opening retained earnings. Each period presented is adjusted to show the period specific effects of the change. Only direct effects of the change will be retrospectively recognized; indirect effects will be recognized in the period of change. SFAS No. 154 carries forward without change APB No. 20's guidance for reporting the correction of an error and a change in accounting estimate as well as SFAS No. 3's provisions governing reporting accounting changes in interim financial statements. The adoption of SFAS No. 154 did not have an impact on the Company's results of operations or financial position.

        New Accounting Pronouncements
        -----------------------------

        On December 4, 2007, the FASB issued SFAS No. 141(R), "Business Combinations (revised 2007)". While retaining SFAS No. 141, "Business Combinations," requirement to use purchase accounting for all business combinations, SFAS No. 141(R)'s new rules include the following:
          o The acquirer will recognize 100% of the fair values of acquired assets and assumed liabilities (with few exceptions) upon initially obtaining control even if it has not acquired 100% of the target company,

        o Contingent considerations will be included in the purchase price consideration on a fair value basis while transaction costs will be expensed as incurred, and
        o The requirements in SFAS No. 146, "Accounting for Costs Associated with Exit or Disposal Activities," must be met at the acquisition date in order to accrue for a restructuring plan.
        SFAS No. 141(R) is to be applied prospectively to acquisitions that occur in fiscal years beginning on or after December 15, 2008; early adoption is prohibited.

        Also on December 4, 2007, the FASB issued SFAS No. 160, "Noncontrolling Interests in Consolidated Financial Statements, an amendment of ARB No. 51". SFAS No. 160 will:
        o Recharacterize minority interests, currently classified within liabilities, as noncontrolling interests to be reported as a component of consolidated equity on the balance sheet,
        o Include total income in net income, with separate disclosure on the face of the consolidated income statement of the attribution of income between controlling and noncontrolling interests, and
        o Account for increases and decreases in noncontrolling interests as equity transactions with any difference between proceeds of a purchase or issuance of noncontrolling interests being accounted for as a change to the controlling entity's equity instead of as current period gains/losses in the consolidated income statement. Only when the controlling entity loses control and deconsolidates a subsidiary will a gain or loss be recognized.
        SFAS No. 160 is also effective prospectively for fiscal years beginning on or after December 15, 2008 except for its specific transition provisions for retroactive adoption of the balance sheet and income statement presentation and disclosure requirements for existing minority interests. Management currently is assessing the impacts of adoption, including adjustments that will be required in the consolidated financial statements to conform the presentations of minority interest in the equity and net income of AllianceBernstein and the recognition of changes in the Company's ownership interest.

        In February 2007, the FASB issued SFAS No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities Including an amendment of FASB Statement No. 115". This statement permits entities to choose to measure many financial instruments and certain other items at fair value. The objective is to improve financial reporting by providing entities with the opportunity to mitigate volatility in reported earnings caused by measuring related assets and liabilities differently without having to apply complex hedge accounting provisions. This statement is effective as of the beginning of an entity's first fiscal year that begins after November 15, 2007. Management has elected not to adopt the fair value option as permitted by SFAS No. 159.

        In June 2007, the AICPA issued SOP 07-1 "Clarification of the Scope of the Audit and Accounting Guide Investment Companies and Accounting by Parent Companies and Equity Method Investors for Investments in Investment Companies". The SOP provides guidance for determining whether an entity is within the scope of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The SOP addresses whether the specialized industry accounting principles of the Guide should be retained by a parent company in consolidation or by an investor that has the ability to exercise significant influence over the investment company and applies the equity method of accounting to its investment in the entity. SOP 07-1 was to have been effective for fiscal years beginning after December 15, 2007. On February 12, 2008, the FASB issued FSP SOP 07-1-1 that indefinitely delays the effective date of SOP 07-1. The delay is intended to allow the Board time to consider a number of significant issues relating to the implementation of SOP 07-1.

        On September 15, 2006, the FASB issued SFAS No. 157, "Fair Value Measurements". SFAS No. 157 establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. It applies only to fair value measurements that are already required or permitted by other accounting standards, except for measurements of share-based payments and measurements that are similar to, but not intended to be, fair value. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. The effect of adopting SFAS No. 157 due to the expected remeasurement of the fair value of the Guaranteed Minimum Income Benefit ("GMIB") reinsurance asset on January 1, 2008 is expected to result in a one-time net increase in the range of $50-100 million in 2008 net earnings.

       On February 12, 2008, the FASB issued FSP SFAS No. 157-2 that defers the effective date of SFAS No. 157 for one year for all non-financial assets and non-financial liabilities (including goodwill and other intangible assets) except for those items that are recognized or disclosed at fair value in the financial statements on a recurring basis (at least annually). This deferral will delay until 2009 the application of SFAS No. 157 to the Company's annual impairment testing of goodwill and other intangible assets.

        Closed Block
        ------------

        As a result of demutualization, the Closed Block was established in 1992 for the benefit of certain individual participating policies that were in force on that date. Assets, liabilities and earnings of the Closed Block are specifically identified to support its participating policyholders.

        Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of AXA Equitable. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of AXA Equitable's General Account, any of its Separate Accounts or any affiliate of AXA Equitable without the approval of the New York Superintendent of Insurance (the "Superintendent"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account.

        The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in accumulated other comprehensive income) represents the expected maximum future post-tax earnings from the Closed Block that would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block earnings.

        If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative earnings of the Closed Block are less than the expected cumulative earnings, only actual earnings would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

        Many expenses related to Closed Block operations, including amortization of DAC, are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

        Investments
        -----------

        The carrying values of fixed maturities identified as available for sale are reported at estimated fair value. Changes in estimated fair value are reported in comprehensive income. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary. The redeemable preferred stock investments reported in fixed maturities include real estate investment trusts ("REIT") perpetual preferred stock, other perpetual preferred stock and redeemable preferred stock. These securities may not have a stated maturity, may not be cumulative and do not provide for mandatory redemption by the issuer.

        Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

        Impaired mortgage loans without provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

        Real estate held for the production of income, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in Investment (losses) gains, net.

        Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

        Valuation allowances are netted against the asset categories to which they apply.

        Policy loans are stated at unpaid principal balances.

        Partnerships, investment companies and joint venture interests in which the Company has control and a majority economic interest (that is, greater than 50% of the economic return generated by the entity) or those that meet the requirements for consolidation under FIN 46(R) are consolidated; those in which the Company does not have control and a majority economic interest and those that do not meet FIN 46(R) requirements for consolidation are reported on the equity basis of accounting and are included either with equity real estate or other equity investments, as appropriate.

        Equity securities include common stock and non-redeemable preferred stock classified as either trading or available for sale securities, are carried at estimated fair value and are included in other equity investments.

        Trading securities, which include equity securities and fixed maturities, are carried at estimated fair value.

        Corporate owned life insurance ("COLI") is purchased by the Company on the lives of certain key employees under which the Company or certain subsidiaries of the Company are named as beneficiaries under the policies. COLI is carried at the cash surrender value of the policies. At December 31, 2007 and 2006, the carrying value of COLI was $770.7 million and $701.6 million, respectively, and is reported in Other invested assets in the consolidated balance sheets.

        Short-term investments are stated at amortized cost, which approximates fair value, and are included with other invested assets.

        Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

        All securities owned as well as United States government and agency securities, mortgage-backed securities, futures and forwards transactions are recorded in the consolidated financial statements on a trade date basis.

        Derivatives
        -----------

        The Company primarily uses derivatives for asset/liability risk management, for hedging individual securities and certain equity exposures and to reduce its exposure to interest rate fluctuations on its long-term debt obligations. Various derivative instruments are used to achieve these objectives, including interest rate floors, futures and interest rate swaps. None of the derivatives were designated as qualifying hedges under SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities".

        The Insurance Group issues certain variable annuity products with Guaranteed Minimum Death Benefit ("GMDB") and GMIB features. The risk associated with the GMDB feature is that under-performance of the financial markets could result in GMDB benefits, in the event of death, being higher than what accumulated policyholder account balances would support. The risk associated with the GMIB feature is that under-performance of the financial markets could result in GMIB benefits, in the event of election, being higher than what accumulated policyholders account balances would support. The Company currently utilizes a combination of futures contracts and interest rate swap and floor contracts to hedge such risks. However, for both GMDB and GMIB, the Company retains basis risk and risk associated with actual versus expected assumptions for mortality, lapse and election rate. The futures contracts are managed to correlate with changes in the value of the GMDB and GMIB feature that result from financial markets movements. In addition, the Company has purchased reinsurance contracts to mitigate the risks associated with the impact of potential market fluctuations on future policyholder elections of GMIB features contained in certain annuity contracts issued by the Company. Reinsurance contracts covering GMIB exposure are considered derivatives under SFAS No. 133, and, therefore, are required to be reported in the balance sheet at their fair value. GMIB reinsurance fair values are reported in the consolidated balance sheets in Other assets. Changes in GMIB reinsurance fair values are reflected in Commissions, fees and other income in the consolidated statements of earnings. Since there is no readily available market for GMIB reinsurance contracts, the determination of their fair values is based on models which involve numerous estimates and subjective judgments including those regarding expected market rates of return and volatility, GMIB election rates, contract surrender rates and mortality experience. There can be no assurance that ultimate actual experience will not differ from management's estimates. See Note 8 of Notes to Consolidated Financial Statements.

        Margins on individual insurance and annuity contracts are affected by interest rate fluctuations. If interest rates fall, credited interest rates and dividends would be adjusted prospectively subject to competitive pressures. In addition, policies are subject to minimum rate guarantees. To hedge exposure to lower interest rates for these and other reasons, the Company may use interest rate floors.

        The Company is exposed to equity market fluctuations through investments in Separate Accounts. The Company may enter into exchange traded equity futures contracts to minimize such risk.

        The Company is exposed to counterparty risk attributable to hedging transactions entered into with counterparties. Exposure to credit risk is controlled with respect to each counterparty through a credit appraisal and approval process. Each counterparty is currently rated A+ or better by Moody's and Standard and Poor's rating agencies.

        All derivatives outstanding at December 31, 2007 and 2006 are recognized on the balance sheet at their fair values and all outstanding equity-based and treasury futures contracts were exchange-traded and are net settled daily. All gains and losses on derivative financial instruments other than the GMIB reinsurance contracts are reported in Net investment income.

        Net Investment Income, Investment (Losses) Gains, Net and Unrealized
        --------------------------------------------------------------------
        Investment Gains (Losses)
        -------------------------

        Net investment income and realized investment gains (losses), net (together, "investment results") related to certain participating group annuity contracts which are passed through to the contractholders are offset by amounts reflected as interest credited to policyholders' account balances.

        Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in Investment (losses) gains, net.

        Realized and unrealized holding gains (losses) on trading securities are reflected in Net investment income.

        Unrealized investment gains and losses on fixed maturities and equity securities available for sale held by the Company are accounted for as a separate component of accumulated comprehensive income, net of related deferred income taxes, amounts attributable to certain pension operations principally consisting of group non-participating wind-up annuity products ("Wind-up Annuities"), Closed Block policyholders dividend obligation and DAC related to universal life and investment-type products and participating traditional life contracts.

        Fair Value of Other Financial Instruments
        -----------------------------------------

        The Company defines fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are estimated using present value or other valuation techniques. The fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

        Certain financial instruments are excluded from fair value disclosures, particularly insurance liabilities other than financial guarantees and investment contracts. Fair market values of off-balance-sheet financial instruments of the Insurance Group were not material at December 31, 2007 and 2006.

        Fair values for mortgage loans on real estate are estimated by discounting future contractual cash flows using interest rates at which loans with similar characteristics and credit quality would be made. Fair values for foreclosed mortgage loans and problem mortgage loans are limited to the estimated fair value of the underlying collateral if lower.

        The estimated fair values for the Company's association plan contracts, supplementary contracts not involving life contingencies ("SCNILC") and annuities certain, which are included in policyholders' account balances, and guaranteed interest contracts are estimated using projected cash flows discounted at rates reflecting expected current offering rates.

        The fair values for variable deferred annuities and single premium deferred annuities, included in policyholders' account balances, are estimated as the discounted value of projected account values. Current account values are projected to the time of the next crediting rate review at the current crediting rates and are projected beyond that date at the greater of current estimated market rates offered on new policies or the guaranteed minimum crediting rate. Expected cash flows and projected account values are discounted back to the present at the current estimated market rates.

        Fair values for long-term debt are determined using published market values, where available, or contractual cash flows discounted at market interest rates. The estimated fair values for non-recourse mortgage debt are determined by discounting contractual cash flows at a rate that takes into account the level of current market interest rates and collateral risk. The estimated fair values for recourse mortgage debt are determined by discounting contractual cash flows at a rate based upon current interest rates of other companies with credit ratings similar to the Company. The Company's carrying value of short-term borrowings approximates their estimated fair value.

        Recognition of Insurance Income and Related Expenses
        ----------------------------------------------------

        Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

        Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized in income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

        For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as revenue when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

        Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

        DAC
        ---

        Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

        For universal life products and investment-type products, DAC is amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Account fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. The effect on the amortization of DAC of revisions to estimated gross profits is reflected in earnings in the period such estimated gross profits are revised. A decrease in expected gross profits would accelerate DAC amortization. Conversely, an increase in expected gross profits would slow DAC amortization. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholder's equity as of the balance sheet date.

        A significant assumption in the amortization of DAC on variable and interest-sensitive life insurance and variable annuities relates to projected future Separate Account performance. Management sets estimated future gross profit assumptions related to Separate Account performance using a long-term view of expected average market returns by applying a reversion to the mean approach. In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance and subject to assessment of the reasonableness of resulting estimates of future return assumptions. For purposes of making this reasonableness assessment, management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. Currently, the average gross long-term annual return estimate is 9.0% (6.7% net of product weighted average Separate Account fees), and the gross maximum and minimum annual rate of return limitations are 15.0% (12.7% net of product weighted average Separate Account fees) and 0.0% ((2.3%) net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is 5 years. This approach will continue to be applied in future periods. If actual market returns continue at levels that would result in assuming future market returns of 15.0% for more than 5 years in order to reach the average gross long-term return estimate, the application of the 5 year maximum duration limitation would result in an acceleration of DAC amortization. Conversely, actual market returns resulting in assumed future market returns of 0.0% for more than 5 years would result in a required deceleration of DAC amortization. As of December 31, 2007, current projections of future average gross market returns assume a 1.8% return for 2008, which is within the maximum and minimum limitations, and assume a reversion to the mean of 9.0% after 6 quarters.

        In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC amortization. Generally, life mortality experience has been improving in recent years.

        Other significant assumptions underlying gross profit estimates relate to contract persistency and general account investment spread.

        For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2007, the average rate of assumed investment yields, excluding policy loans, was 6.5% grading to 6.25% over 10 years. Estimated gross margin includes anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the accumulated amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholder's equity as of the balance sheet date.

        For non-participating traditional life policies, DAC is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy.

        Contractholder Bonus Interest Credits
        -------------------------------------

        Contractholder bonus interest credits are offered on certain deferred annuity products in the form of either immediate bonus interest credited or enhanced interest crediting rates. The interest crediting expense associated with these contractholder bonus interest credits is deferred and amortized over the lives of the underlying contracts in a manner consistent with the amortization of DAC. Unamortized balances are included in Other assets.

        Policyholders' Account Balances and Future Policy Benefits
        ----------------------------------------------------------

        Policyholders' account balances for universal life and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

        AXA Equitable issues certain variable annuity products with a GMDB feature, guaranteed minimum accumulation benefits ("GMAB") and guaranteed minimum withdrawal benefits for life ("WBL"). AXA Equitable also issues certain variable annuity products that contain a GMIB feature which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a guaranteed minimum income benefit base. Reserves for GMDB and GMIB obligations are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges generally over the lives of the contracts using assumptions consistent with those used in estimating gross profits for purposes of amortizing DAC. The determination of this estimated liability is based on models which involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender rates, mortality experience, and, for contracts with the GMIB feature, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a reversion to the mean approach, consistent with that used for DAC amortization. There can be no assurance that ultimate actual experience will not differ from management's estimates.

        For reinsurance contracts other than those covering GMIB exposure, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

        For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

        For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Insurance Group's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 4.0% to 10.9% for life insurance liabilities and from 2.35% to 8.7% for annuity liabilities.

        Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

        Policyholders' Dividends
        ------------------------

        The amount of policyholders' dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by AXA Equitable's board of directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by AXA Equitable.

        At December 31, 2007, participating policies, including those in the Closed Block, represent approximately 3.8% ($28.43 billion) of directly written life insurance in-force, net of amounts ceded.

        Separate Accounts
        -----------------

        Generally, Separate Accounts established under New York State Insurance Law are not chargeable with liabilities that arise from any other business of the Insurance Group. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed Separate Accounts liabilities. Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contractholders, and for which the Insurance Group does not bear the investment risk. Separate Accounts' assets and liabilities are shown on separate lines in the consolidated balance sheets. Assets held in the Separate Accounts are carried at quoted market values or, where quoted values are not readily available, at estimated fair values as determined by the Insurance Group. The assets and liabilities of three Separate Accounts are presented and accounted for as General Account assets and liabilities due to the fact that not all of the investment performance in those Separate Accounts is passed through to policyholders. Investment assets in these Separate Accounts principally consist of fixed maturities that are classified as available for sale in the accompanying consolidated financial statements.

        The investment results of Separate Accounts on which the Insurance Group does not bear the investment risk are reflected directly in Separate Accounts liabilities and are not reported in revenues in the consolidated statements of earnings. For 2007, 2006 and 2005, investment results of such Separate Accounts were gains of $10,028.6 million, $5,689.1 million and $3,409.5 million, respectively.

        Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

        The Company reports the General Account's interests in Separate Accounts as Trading securities in the consolidated balance sheets.

        Recognition of Investment Management Revenues and Related Expenses
        ------------------------------------------------------------------

        Commissions, fees and other income principally include Investment Management advisory and service fees. Investment Management advisory and service base fees, generally calculated as a percentage, referred to as basis points ("BPs"), of assets under management, are recorded as revenue as the related services are performed; they include brokerage transactions charges received by SCB LLC, for certain retail, private client and institutional investment client transactions. Certain investment advisory contracts, including those with hedge funds, provide for a performance-based fee, in addition to or in lieu of a base fee that is calculated as either a percentage of absolute investment results or a percentage of the related investment results in excess of a stated benchmark over a specified period of time. Performance-based fees are recorded as revenue at the end of each measurement period. Institutional research services revenue consists of brokerage transaction charges received by SCB LLC and SCBL, for in-depth research and other services provided to institutional investors. Brokerage transaction charges earned and related expenses are recorded on a trade date basis. Distribution revenues and shareholder servicing fees are accrued as earned.

        Commissions paid to financial intermediaries in connection with the sale of shares of open-end AllianceBernstein mutual funds sold without a front-end sales charge are capitalized as deferred sales commissions and amortized over periods not exceeding five and one-half years, the periods of time during which the deferred sales commissions are generally recovered from distribution services fees received from those funds and from contingent deferred sales commissions ("CDSC") received from shareholders of those funds upon the redemption of their shares. CDSC cash recoveries are recorded as reductions of unamortized deferred sales commissions when received.

        AllianceBernstein's management tests the deferred sales commission asset for recoverability quarterly. AllianceBernstein's management determines recoverability by estimating undiscounted future cash flows to be realized from this asset, as compared to its recorded amount, as well as the estimated remaining life of the deferred sales commission asset over which undiscounted future cash flows are expected to be received. Undiscounted future cash flows consist of ongoing distribution services fees and CDSC. Distribution services fees are calculated as a percentage of average assets under management related to back-end load shares. CDSC is based on the lower of cost or current value, at the time of redemption, of back-end load shares redeemed and the point at which redeemed during the applicable minimum holding period under the mutual fund distribution system.

        Significant assumptions utilized to estimate future average assets under management and undiscounted future cash flows from back-end load shares include expected future market levels and redemption rates. Market assumptions are selected using a long-term view of expected average market returns based on historical returns of broad market indices. Future redemption rate assumptions are determined by reference to actual redemption experience over the one-year, three-year and five-year periods ended December 31, 2007. These assumptions are updated periodically. Estimates of undiscounted future cash flows and the remaining life of the deferred sales commission asset are made from these assumptions and the aggregate undiscounted cash flows are compared to the recorded value of the deferred sales commission asset. If AllianceBernstein's management determines in the future that the deferred sales commission asset is not recoverable, an impairment condition would exist and a loss would be measured as the amount by which the recorded amount of the asset exceeds its estimated fair value. Estimated fair value is determined using AllianceBernstein's management's best estimate of future cash flows discounted to a present value amount.

        Goodwill and Other Intangible Assets
        ------------------------------------

        Goodwill represents the excess of the purchase price over the fair value of identifiable assets of acquired companies, and relates principally to the Bernstein Acquisition and purchases of AllianceBernstein units. Goodwill is tested annually for impairment.

        Intangible assets related to the Bernstein Acquisition and purchases of AllianceBernstein units include values assigned to contracts of businesses acquired. These intangible assets continue to be amortized on a straight-line basis over estimated useful lives of twenty years.

        Other Accounting Policies
        -------------------------

        Capitalized internal-use software is amortized on a straight-line basis over the estimated useful life of the software that ranges between one and nine years.

        AXA Financial and certain of its consolidated subsidiaries, including the Company, file a consolidated Federal income tax return. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

        Discontinued operations include real estate held-for-sale.

        Real estate investments meeting the following criteria are classified as real estate held-for-sale:
        o Management having the authority to approve the action commits the organization to a plan to sell the property.
        o The property is available for immediate sale in its present condition subject only to terms that are usual and customary for the sale of such assets.
        o An active program to locate a buyer and other actions required to complete the plan to sell the asset have been initiated and are continuing.
        o The sale of the asset is probable and transfer of the asset is expected to qualify for recognition as a completed sale within one year.
        o The asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value.
        o Actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

        Real estate held-for-sale is stated at depreciated cost less valuation allowances. Valuation allowances on real estate held-for-sale are computed using the lower of depreciated cost or current estimated fair value, net of disposition costs. Depreciation is discontinued on real estate held-for-sale.

        Real estate held-for-sale is included in the Other assets line in the consolidated balance sheets. The results of operations for real estate held-for-sale in each of the three years ended December 31, 2007 were not significant.


3)     INVESTMENTS

        Fixed Maturities and Equity Securities
        --------------------------------------

        The following tables provide additional information relating to fixed maturities and equity securities:

                                                                 GROSS           GROSS
                                                AMORTIZED      UNREALIZED      UNREALIZED       ESTIMATED
                                                  COST           GAINS           LOSSES        FAIR VALUE
                                              -------------   -------------   -------------   -------------
                                                                       (IN MILLIONS)

        DECEMBER 31, 2007
        -----------------
        Fixed Maturities:
          Available for Sale:
            Corporate .....................   $    22,340.2   $       623.7   $       539.6   $    22,424.3
            Mortgage-backed ...............         1,215.4             3.9            15.9         1,203.4
            U.S. Treasury, government
              and agency securities .......         1,320.6            63.2             1.1         1,382.7
            States and political
              subdivisions ................           169.8            16.7              .6           185.9
            Foreign governments ...........           237.0            41.9              --           278.9
            Redeemable preferred stock ....         1,730.7            51.3            97.7         1,684.3
                                              -------------   -------------   -------------   -------------
              Total Available for Sale ....   $    27,013.7   $       800.7   $       654.9   $    27,159.5
                                              =============   =============   =============   =============

        Equity Securities:
          Available for sale ..............   $        25.1   $          .8   $          .1   $        25.8
          Trading securities ..............           482.2             8.7            23.8           467.1
                                              -------------   -------------   -------------   -------------
        Total Equity Securities ...........   $       507.3   $         9.5   $        23.9   $       492.9
                                              =============   =============   =============   =============

        December 31, 2006
        -----------------
        Fixed Maturities:
          Available for Sale:
            Corporate .....................   $    23,023.3   $       690.4   $       264.5   $    23,449.2
            Mortgage-backed ...............         1,931.1             2.7            38.3         1,895.5
            U.S. Treasury, government
              and agency securities .......         1,284.3            29.9            10.4         1,303.8
            States and political
              subdivisions ................           170.2            17.3              .9           186.6
            Foreign governments ...........           219.2            38.1              .3           257.0
            Redeemable preferred stock ....         1,879.8            78.8            19.6         1,939.0
                                              -------------   -------------   -------------   -------------
              Total Available for Sale ....   $    28,507.9   $       857.2   $       334.0   $    29,031.1
                                              =============   =============   =============   =============

        Equity Securities:
          Available for sale ..............   $        95.7   $         2.2   $          .9   $        97.0
          Trading securities ..............           408.0            35.4             9.9           433.5
                                              -------------   -------------   -------------   -------------
        Total Equity Securities ...........   $       503.7   $        37.6   $        10.8   $       530.5
                                              =============   =============   =============   =============

        At December 31, 2007 and 2006 respectively, the Company had trading fixed maturities with an amortized cost of $105.3 million and $30.5 million and carrying value of $106.2 million and $31.6 million. Gross unrealized gains on trading fixed maturities were $0.1 million and $0.5 million for 2007 and 2006, respectively.

        The Company determines the fair value of fixed maturities and equity securities based upon quoted prices in active markets, when available, or through the use of alternative approaches when market quotes are not readily accessible or available. These alternative approaches include matrix or model pricing and use of independent pricing services, each supported by reference to principal market trades or other observable market assumptions for similar securities. More specifically, the matrix pricing approach to fair value is a discounted cash flow methodology that incorporates market interest rates commensurate with the credit quality and duration of the investment.

        The contractual maturity of bonds at December 31, 2007 is shown below:

                                                                                          AVAILABLE FOR SALE
                                                                                      ---------------------------
                                                                                       AMORTIZED      ESTIMATED
                                                                                          COST        FAIR VALUE
                                                                                      ------------   ------------
                                                                                             (IN MILLIONS)

        Due in one year or less ...................................................   $      783.5   $      789.8
        Due in years two through five .............................................        7,393.4        7,668.3
        Due in years six through ten ..............................................        8,928.7        8,855.0
        Due after ten years .......................................................        6,962.0        6,958.7
                                                                                      ------------   ------------
            Subtotal ..............................................................       24,067.6       24,271.8
        Mortgage-backed securities ................................................        1,215.4        1,203.4
                                                                                      ------------   ------------
        Total .....................................................................   $   25,283.0   $   25,475.2
                                                                                      ============   ============

        Bonds not due at a single maturity date have been included in the above table in the year of final maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

        The Company's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio. This review process includes a quarterly review of certain assets by the Insurance Group's Investments Under Surveillance Committee that evaluates whether any investments are other than temporarily impaired. Based on the analysis, a determination is made as to the ability of the issuer to service its debt obligations on an ongoing basis. If this ability is deemed to be other than temporarily impaired, then the appropriate provisions are taken.

        The following table discloses the 1,369 issues of fixed maturities that have been in a continuous unrealized loss position for less than a twelve month period and greater than a twelve month period as of December 31, 2007:

                                    LESS THAN 12 MONTHS            12 MONTHS OR LONGER                   TOTAL
                              -----------------------------   -----------------------------   -----------------------------
                                                  GROSS                          GROSS                           GROSS
                                ESTIMATED      UNREALIZED       ESTIMATED      UNREALIZED       ESTIMATED      UNREALIZED
                                FAIR VALUE       LOSSES        FAIR VALUE        LOSSES        FAIR VALUE        LOSSES
                              -------------   -------------   -------------   -------------   -------------   -------------
                                                                    (IN MILLIONS)

   Fixed Maturities:
     Corporate ............   $     4,424.5   $       286.4   $     4,786.7   $       253.2   $     9,211.2   $       539.6
     Mortgage-backed ......            29.1              .1           967.9            15.8           997.0            15.9
     U.S. Treasury,
       government and
       agency securities ..           105.6              .3           127.2              .8           232.8             1.1
     States and political
       subdivisions .......              --              --            22.6              .6            22.6              .6
     Foreign governments ..             2.0              --             5.0              --             7.0              --
     Redeemable
       preferred stock ....           510.2            47.7           528.8            50.0         1,039.0            97.7
                              -------------   -------------   -------------   -------------   -------------   -------------

   Total Temporarily
     Impaired Securities ..   $     5,071.4   $       334.5   $     6,438.2   $       320.4   $    11,509.6   $       654.9
                              =============   =============   =============   =============   =============   =============

        The Insurance Group's fixed maturity investment portfolio includes corporate high yield securities consisting primarily of public high yield bonds. These corporate high yield securities are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or the National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2007, approximately $580.8 million or 2.2% of the $27,013.7 million aggregate amortized cost of fixed maturities held by the Company was considered to be other than investment grade.

        The Insurance Group does not originate, purchase or warehouse residential mortgages and is not in the mortgage servicing business. The Insurance Group's fixed maturity investment portfolio includes Residential Mortgage Backed Securities ("RMBS") backed by subprime and Alt-A residential mortgages. RMBS are securities whose cash flows are backed by the principal and interest payments from a set of residential mortgage loans. RMBS backed by subprime and Alt-A residential mortgages consist of loans made by banks or mortgage lenders to residential borrowers with lower credit ratings. The criteria used to categorize such subprime borrowers include Fair Isaac Credit Organization ("FICO") scores, interest rates charged, debt-to-income ratios and loan-to-value ratios. Alt-A residential mortgages are mortgage loans where the risk profile falls between prime and subprime; borrowers typically have clean credit histories but the mortgage loan has an increased risk profile due to higher loan-to-value and debt-to-income ratios and /or inadequate documentation of the borrowers' income. At December 31, 2007, the Insurance Group owned $73.6 million in RMBS backed by subprime residential mortgage loans, approximately 95% rated AAA, and $50.0 million in RMBS backed by Alt-A residential mortgage loans, approximately 96% rated AAA. RMBS backed by subprime and Alt-A residential mortgages are fixed income investments supporting General Account liabilities.

        At December 31, 2007, the carrying value of fixed maturities which are non-income producing for the twelve months preceding the consolidated balance sheet date was $0.1 million.

        Mortgage Loans
        --------------

        The payment terms of mortgage loans on real estate may from time to time be restructured or modified. The investment in restructured mortgage loans on real estate, based on amortized cost, amounted to $65.0 million at December 31, 2006; there were no restructured mortgages at December 31, 2007. Gross interest income on such loans included in net investment income aggregated $3.9 million, $4.1 million and $5.0 million in 2007, 2006 and 2005, respectively. Gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans amounted to $3.3 million, $4.8 million and $6.0 million in 2007, 2006 and 2005, respectively.

        Impaired mortgage loans along with the related investment valuation allowances for losses follow:

                                                                                               DECEMBER 31,
                                                                                      -----------------------------
                                                                                         2007             2006
                                                                                      -------------   -------------
                                                                                             (IN MILLIONS)

        Impaired mortgage loans with investment valuation allowances ..............   $       11.4    $       76.8
        Impaired mortgage loans without investment valuation allowances ...........             --              .1
                                                                                      -------------   -------------
        Recorded investment in impaired mortgage loans ............................           11.4            76.9
        Investment valuation allowances ...........................................           (1.4)          (11.3)
                                                                                      -------------   -------------
        Net Impaired Mortgage Loans ...............................................   $       10.0    $       65.6
                                                                                      =============   =============


        During 2007, 2006 and 2005, respectively, the Company's average recorded investment in impaired mortgage loans was $49.1 million, $78.8 million and $91.2 million. Interest income recognized on these impaired mortgage loans totaled $4.5 million, $4.5 million and $8.9 million for 2007, 2006 and 2005, respectively.

        Mortgage loans on real estate are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans on real estate are classified as nonaccrual loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan on real estate has been restructured to where the collection of interest is considered likely. At December 31, 2007 and 2006, respectively, the carrying value of mortgage loans on real estate that had been classified as nonaccrual loans was $10.0 million and $65.5 million.

        Equity Real Estate
        ------------------

        The Insurance Group's investment in equity real estate is through direct ownership and through investments in real estate joint ventures. At December 31, 2007 and 2006, the Company owned $113.0 million and $204.8 million, respectively, of real estate acquired in satisfaction of debt. During 2007, 2006 and 2005, no real estate was acquired in satisfaction of debt.

        Accumulated depreciation on real estate was $179.7 million and $168.5 million at December 31, 2007 and 2006, respectively. Depreciation expense on real estate totaled $14.3 million, $18.3 million and $19.1 million for 2007, 2006 and 2005, respectively.

        Valuation Allowances for Mortgage Loans and Equity Real Estate
        --------------------------------------------------------------

        Investment valuation allowances for mortgage loans and equity real estate and changes thereto follow:

                                                                                      2007             2006             2005
                                                                                 --------------   --------------   --------------
                                                                                                  (IN MILLIONS)

        Balances, beginning of year ..........................................   $        21.0    $        11.8    $        11.3
        Additions charged to income ..........................................            20.9             10.1              3.6
        Deductions for writedowns and
          asset dispositions .................................................           (40.5)             (.9)            (3.1)
                                                                                 --------------   --------------   --------------
        Balances, End of Year ................................................   $         1.4    $        21.0    $        11.8
                                                                                 ==============   ==============   ==============

        Balances, end of year comprise:
          Mortgage loans on real estate ......................................   $         1.4    $        11.3    $        11.8
          Equity real estate .................................................              --              9.7               --
                                                                                 --------------   --------------   --------------
        Total ................................................................   $         1.4    $        21.0    $        11.8
                                                                                 ==============   ==============   ==============

        Equity Method Investments
        -------------------------

        Included in other equity investments, are interests in limited partnership interests and investment companies accounted for under the equity method with a total carrying value of $1,607.9 million and $1,272.2 million, respectively, at December 31, 2007 and 2006. Included in equity real estate are interests in real estate joint ventures accounted for under the equity method with a total carrying value of $59.7 million and $70.9 million, respectively, at December 31, 2007 and 2006. The Company's total equity in net earnings (losses) for these real estate joint ventures and limited partnership interests was $237.1 million, $169.6 million and $157.2 million, respectively, for 2007, 2006 and 2005.

        Summarized below is the combined financial information only for those real estate joint ventures and for those limited partnership interests accounted for under the equity method in which the Company has an investment of $10.0 million or greater and an equity interest of 10% or greater (4 and 6 individual ventures at December 31, 2007 and 2006, respectively) and the Company's carrying value and equity in net earnings for those real estate joint ventures and limited partnership interests:

                                                                                               DECEMBER 31,
                                                                                      ---------------------------
                                                                                          2007            2006
                                                                                      ------------   ------------
                                                                                             (IN MILLIONS)

        BALANCE SHEETS
        Investments in real estate, at depreciated cost ...........................   $      391.3   $      421.7
        Investments in securities, generally at estimated fair value ..............           99.3           94.6
        Cash and cash equivalents .................................................            2.4            9.7
        Other assets ..............................................................             --           22.3
                                                                                      ------------   ------------
        Total Assets ..............................................................   $      493.0   $      548.3
                                                                                      ============   ============

        Borrowed funds - third party ..............................................   $      273.1   $      278.1
        Other liabilities .........................................................            4.8            6.8
                                                                                      ------------   ------------
        Total liabilities .........................................................          277.9          284.9
                                                                                      ------------   ------------

        Partners' capital .........................................................          215.1          263.4
                                                                                      ------------   ------------
        Total Liabilities and Partners' Capital ...................................   $      493.0   $      548.3
                                                                                      ============   ============

        The Company's Carrying Value in These Entities Included Above .............   $       79.5   $       78.7
                                                                                      ============   ============


                                                                                      2007            2006              2005
                                                                                 --------------   --------------   --------------
                                                                                                  (IN MILLIONS)

        STATEMENTS OF EARNINGS
        Revenues of real estate joint ventures ...............................   $        77.5    $        88.5    $        98.2
        Net revenues of other limited partnership interests ..................            15.3             (1.3)             6.3
        Interest expense - third party .......................................           (18.2)           (18.5)           (18.2)
        Other expenses .......................................................           (43.8)           (53.7)           (62.2)
                                                                                 --------------   --------------   --------------
        Net Earnings .........................................................   $        30.8    $        15.0    $        24.1
                                                                                 ==============   ==============   ==============

        The Company's Equity in Net Earnings of These
          Entities Included Above ............................................   $        24.6    $        14.4    $        11.6
                                                                                 ==============   ==============   ==============


        Derivatives
        -----------

        At December 31, 2007, the Company had open exchange-traded futures positions on the S&P 500, Russell 1000, NASDAQ 100 and Emerging Market indices, having initial margin requirements of $189.9 million. At December 31, 2007, the Company had open exchange-traded futures positions on the 10-year U.S. Treasury Note, having initial margin requirements of $12.3 million. At that same date, the Company had open exchange-trade future positions on the Euro Stoxx, FTSE 100, European, Australasia, Far East ("EAFE") and Topix indices as well as corresponding currency futures on the Euro/U.S. dollar, Yen/U.S. dollar and Pound/U.S. dollar, having initial margin requirements of $53.0 million. All contracts are net cash settled daily.

        The outstanding notional amounts of derivative financial instruments purchased and sold at December 31, 2007 and 2006 were:

                                                                                              DECEMBER 31,
                                                                                      ---------------------------
                                                                                          2007           2006
                                                                                      ------------   ------------
                                                                                             (IN MILLIONS)
        Notional Amount by Derivative Type:
           Options:
               Floors .............................................................   $     27,000   $     32,000
               Exchange traded U.S. Treasuries, and equity index futures ..........          6,241          3,536
               Interest rate swaps ................................................            125             --
                                                                                      ------------   ------------
           Total ..................................................................   $     33,366   $     35,536
                                                                                      ============   ============


        At December 31, 2007 and 2006 and during the years then ended, no significant financial instruments contained implicit or explicit terms that met the definitions of an embedded derivative component that needed to be separated from the host contract and accounted for as a derivative under the provisions of SFAS No. 133.


4)      GOODWILL AND OTHER INTANGIBLE ASSETS

        The carrying value of goodwill related to the AllianceBernstein totaled $3.4 billion at December 31, 2007 and 2006.

        The gross carrying amount of AllianceBernstein related intangible assets were $556.2 million and $563.7 million at December 31, 2007 and 2006, respectively and the accumulated amortization of these intangible assets were $243.7 million and $232.1 million at December 31, 2007 and 2006, respectively. Amortization expense related to the AllianceBernstein intangible assets totaled $23.5 million, $23.6 million and $23.5 million for 2007, 2006 and 2005, respectively.

        At December 31, 2007 and 2006, respectively, net deferred sales commissions totaled $183.6 million and $194.9 million and are included within the Investment Management segment's Other assets. The estimated amortization expense of deferred sales commissions based on the December 31, 2007 net balance for each of the next five years is $35.6 million, $29.9 million, $24.9 million, $20.2 million and $16.7 million.


5)      FAIR VALUE OF OTHER FINANCIAL INSTRUMENTS

        The carrying value and estimated fair value for financial instruments not otherwise disclosed in Notes 3, 6, 10 and 16 of Notes to Consolidated Financial Statements are presented below:

                                                                               DECEMBER 31,
                                                      -------------------------------------------------------------
                                                                 2007                            2006
                                                      -----------------------------   -----------------------------
                                                        CARRYING        ESTIMATED       Carrying       Estimated
                                                         VALUE         FAIR VALUE        Value         Fair Value
                                                      -------------   -------------   -------------   -------------
                                                                               (IN MILLIONS)

        Consolidated:
        -------------
        Mortgage loans on real estate .........       $     3,730.6   $     3,766.9   $     3,240.7   $     3,285.7
        Other limited partnership interests....             1,607.9         1,607.9         1,260.1         1,260.1
        Policyholders liabilities:
          Investment contracts ................             3,817.8         3,878.9         4,708.7         4,772.6
        Long-term debt ........................               199.8           224.6           199.8           229.7

        Closed Block:
        -------------
        Mortgage loans on real estate .........       $     1,099.3   $     1,111.4   $       809.4   $       827.8
        Other equity investments ..............                 3.6             3.6             2.2             2.2
        SCNILC liability ......................                 9.2             9.2            10.4            10.3

        Wind-up Annuities:
        ------------------
        Mortgage loans on real estate .........       $         2.2   $         2.3   $         2.9   $         3.0
        Other equity investments ..............                 1.6             1.6             2.3             2.3
        Guaranteed interest contracts .........                 5.5             5.8             5.8             6.0

6)      CLOSED BLOCK

        Summarized financial information for the Closed Block follows:

                                                                                              DECEMBER 31,
                                                                                      ---------------------------
                                                                                          2007           2006
                                                                                      ------------   ------------
                                                                                           (IN MILLIONS)

        CLOSED BLOCK LIABILITIES:
        Future policy benefits, policyholders' account balances and other .........   $    8,657.3   $    8,759.5
        Policyholder dividend obligation ..........................................             --            3.2
        Other liabilities .........................................................          115.2           29.1
                                                                                      ------------   ------------
        Total Closed Block liabilities ............................................        8,772.5        8,791.8
                                                                                      ------------   ------------

        ASSETS DESIGNATED TO THE CLOSED BLOCK:
        Fixed maturities, available for sale, at estimated fair value
           (amortized cost of $5,816.6 and $5,967.6) ..............................        5,825.6        6,019.4
        Mortgage loans on real estate .............................................        1,099.3          809.4
        Policy loans ..............................................................        1,197.5        1,233.1
        Cash and other invested assets ............................................            4.7            6.8
        Other assets ..............................................................          240.1          286.2
                                                                                      ------------   ------------
        Total assets designated to the Closed Block ...............................        8,367.2        8,354.9
                                                                                      ------------   ------------

        Excess of Closed Block liabilities over assets designated to
           the Closed Block .......................................................          405.3          436.9

        Amounts included in accumulated other comprehensive income:
           Net unrealized investment gains, net of deferred income tax expense of $3.2 and $17.0 and policyholder dividend
             obligation of $0 and $3.2 ............................................            5.9           31.6
                                                                                      ------------   ------------

        Maximum Future Earnings To Be Recognized From Closed Block
           Assets and Liabilities .................................................   $      411.2   $      468.5
                                                                                      ============   ============

        Closed Block revenues and expenses as follow:

                                                                                     2007             2006             2005
                                                                                 --------------   --------------   --------------
                                                                                                  (IN MILLIONS)

        REVENUES:
        Premiums and other income ............................................   $       409.6    $       428.1    $       449.3
        Investment income (net of investment
           expenses of $.2, $.1, and $0) .....................................           501.8            520.2            525.9
        Investment gains, net ................................................             7.9              1.7              1.2
                                                                                 --------------   --------------   --------------
        Total revenues .......................................................           919.3            950.0            976.4
                                                                                 --------------   --------------   --------------

        BENEFITS AND OTHER DEDUCTIONS:
        Policyholders' benefits and dividends ................................           828.2            852.2            842.5
        Other operating costs and expenses ...................................             2.7              3.0              3.4
                                                                                 --------------   --------------   --------------
        Total benefits and other deductions ..................................           830.9            855.2            845.9
                                                                                 --------------   --------------   --------------

        Net revenues before income taxes .....................................            88.4             94.8            130.5
        Income tax expense ...................................................           (31.0)           (31.1)           (45.6)
                                                                                 --------------   --------------   --------------
        Net Revenues .........................................................   $        57.4    $        63.7    $        84.9
                                                                                 ==============   ==============   ==============

        Reconciliation of the policyholder dividend obligation follows:

                                                                                              DECEMBER 31,
                                                                                      -----------------------------
                                                                                          2007             2006
                                                                                      -------------   -------------
                                                                                              (IN MILLIONS)

        Balance at beginning of year ..............................................   $        3.2    $       73.7
        Increase in unrealized investment losses ..................................           (3.2)          (70.5)
                                                                                      -------------   -------------
        Balance at End of Year ....................................................   $         --    $        3.2
                                                                                      =============   =============

        There were no impaired mortgage loans at December 31, 2007. Impaired mortgage loans along with the related investment valuation allowances at December 31, 2006 follow:

                                                                                      December 31,
                                                                                         2006
                                                                                   -----------------
                                                                                     (In Millions)

        Impaired mortgage loans with investment valuation allowances...........    $           17.8
        Impaired mortgage loans without investment valuation allowances........                  .1
                                                                                   -----------------
        Recorded investment in impaired mortgage loans.........................                17.9
        Investment valuation allowances........................................                (7.3)
                                                                                   -----------------
        Net Impaired Mortgage Loans............................................    $           10.6
                                                                                   =================

        During 2007, 2006 and 2005, the Closed Block's average recorded investment in impaired mortgage loans was $36.3 million, $59.9 million and $61.0 million, respectively. Interest income recognized on these impaired mortgage loans totaled $3.9 million, $3.3 million and $4.1 million for 2007, 2006 and 2005, respectively.

        Valuation allowances amounted to $7.3 million on mortgage loans on real estate at December 31, 2006; there were no valuation allowances on mortgage loans at December 31, 2007. Writedowns of fixed maturities amounted to $3.0 million, $1.4 million and $7.7 million for 2007, 2006 and 2005, respectively.


7)      CONTRACTHOLDER BONUS INTEREST CREDITS

        Changes in the deferred asset for contractholder bonus interest credits are as follows:

                                                                                              DECEMBER 31,
                                                                                      -----------------------------
                                                                                          2007            2006
                                                                                      -------------   -------------
                                                                                             (IN MILLIONS)

        Balance, beginning of year ................................................   $      650.7    $      555.0
        Contractholder bonus interest credits deferred ............................          174.7           155.4
        Amortization charged to income ............................................          (71.2)          (59.7)
                                                                                      -------------   -------------
        Balance, End of Year ......................................................   $      754.2    $      650.7
                                                                                      =============   =============

8)      GMDB, GMIB AND NO LAPSE GUARANTEE FEATURES

        A) Variable Annuity Contracts - GMDB and GMIB
           ------------------------------------------

        The Company has certain variable annuity contracts with GMDB and GMIB features in-force that guarantee one of the following:

        o Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

        o Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

        o Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages; or

        o Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit which may include a five year or annual reset.

        The following table summarizes the GMDB and GMIB liabilities, before reinsurance ceded, reflected in the General Account in future policy benefits and other policyholders liabilities:

                                                                                      GMDB             GMIB             TOTAL
                                                                                 --------------   --------------   --------------
                                                                                                  (IN MILLIONS)
        Balance at January 1, 2005 ...........................................   $        67.6    $       117.6    $       185.2
          Paid guarantee benefits ............................................           (39.6)            (2.2)           (41.8)
          Other changes in reserve ...........................................            87.2             58.2            145.4
                                                                                 --------------   --------------   --------------
        Balance at December 31, 2005 .........................................           115.2            173.6            288.8
          Paid guarantee benefits ............................................           (31.6)            (3.3)           (34.9)
          Other changes in reserve ...........................................            80.1             58.0            138.1
                                                                                 --------------   --------------   --------------
        Balance at December 31, 2006 .........................................           163.7            228.3            392.0
          Paid guarantee benefits ............................................           (30.6)            (2.7)           (33.3)
          Other changes in reserve ...........................................           120.0             84.3            204.3
                                                                                 --------------   --------------   --------------
        Balance at December 31, 2007 .........................................   $       253.1    $       309.9    $       563.0
                                                                                 ==============   ==============   ==============


        Related GMDB reinsurance ceded amounts were:

                                                                GMDB
                                                            --------------

        Balance at January 1, 2005......................... $        10.3
          Paid guarantee benefits..........................         (12.1)
          Other changes in reserve.........................          24.5
                                                            --------------
        Balance at December 31, 2005.......................          22.7
          Paid guarantee benefits..........................          (9.1)
          Other changes in reserve.........................          10.0
                                                            --------------
        Balance at December 31, 2006.......................          23.6
          Paid guarantee benefits..........................          (7.6)
          Other changes in reserve.........................          11.5
                                                            --------------
        Balance at December 31, 2007....................... $        27.5
                                                            ==============

        The December 31, 2007 values for those variable annuity contracts in-force on such date with GMDB and GMIB features are presented in the following table. For contracts with the GMDB feature, the net amount at risk in the event of death is the amount by which the GMDB benefits exceed related account values. For contracts with the GMIB feature, the net amount at risk in the event of annuitization is the amount by which the present value of the GMIB benefits exceeds related account values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB guarantees may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually exclusive:


                                                     RETURN
                                                       OF
                                                     PREMIUM       RATCHET       ROLL-UP         COMBO          TOTAL
                                                   -----------   -----------   -----------    -----------    -----------
                                                                           (DOLLARS IN MILLIONS)
        GMDB:
        -----
          Account values invested in:
             General Account ...................   $    10,563   $       375   $       310    $       747    $    11,995
             Separate Accounts .................   $    28,826   $     8,493   $     7,279    $    31,078    $    75,676
          Net amount at risk, gross ............   $       234   $       234   $     1,404    $       557    $     2,429
          Net amount at risk, net of
             amounts reinsured .................   $       234   $       183   $       853    $       557    $     1,827
          Average attained age of
             contractholders ...................          49.3          61.5          65.3           61.6           52.8
          Percentage of contractholders
             over age 70 ........................          7.3%         23.5%         37.1%          21.6%          12.1%
          Range of contractually specified
             interest rates ....................           N/A           N/A          3%-6%      3% - 6.5%

        GMIB:
        -----
          Account values invested in:
             General Account ...................           N/A           N/A   $        70    $       989    $     1,059
             Separate Accounts .................           N/A           N/A   $     4,640    $    41,712    $    46,352
          Net amount at risk, gross ............           N/A           N/A   $       274    $        --    $       274
          Net amount at risk, net of
             amounts reinsured .................           N/A           N/A   $        71    $        --    $        71
          Weighted average years remaining
             until earliest annuitization ......           N/A           N/A           2.0            8.1            7.4
          Range of contractually specified
             interest rates ....................           N/A           N/A       3% - 6%      3% - 6.5%


        B) Separate Account Investments by Investment Category Underlying GMDB
           -------------------------------------------------------------------
        and GMIB Features
        -----------------

        The total account values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option which is part of the General Account and variable investment options which invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB benefits and guarantees. The investment performance of the assets impacts the related account values and, consequently, the net amount of risk associated with the GMDB and GMIB benefits and guarantees. Since variable annuity contracts with GMDB benefits and guarantees may also offer GMIB benefits and guarantees in each contract, the GMDB and GMIB amounts listed are not mutually exclusive:

               INVESTMENT IN VARIABLE INSURANCE TRUST MUTUAL FUNDS

                                                                                              DECEMBER 31,
                                                                                      ---------------------------
                                                                                          2007            2006
                                                                                      ------------   ------------
                                                                                             (IN MILLIONS)

        GMDB:
           Equity .................................................................   $     48,587   $     42,885
           Fixed income ...........................................................          4,392          4,438
           Balanced ...............................................................         20,546         14,863
           Other ..................................................................          2,151          2,121
                                                                                      ------------   ------------
           Total ..................................................................   $     75,676   $     64,307
                                                                                      ============   ============

        GMIB:
           Equity .................................................................   $     27,831   $     22,828
           Fixed income ...........................................................          2,687          2,727
           Balanced ...............................................................         14,816         10,439
           Other ..................................................................          1,018            990
                                                                                      ------------   ------------
           Total ..................................................................   $     46,352   $     36,984
                                                                                      ============   ============


        C) Hedging Programs for GMDB and GMIB Features
           -------------------------------------------

        In 2003, the Company initiated a program intended to provide an economic hedge against certain risks associated with the GMDB feature of the Accumulator(R) series of variable annuity products sold beginning April 2002. In 2004, the program was expanded to provide an economic hedge against certain risks associated with the GMIB feature of the Accumulator(R) series of variable annuity products sold beginning 2004. This program currently utilizes a combination of exchange-traded futures contracts and interest rate swap and floor contracts that are dynamically managed in an effort to reduce the economic impact of unfavorable changes in GMDB and GMIB exposures attributable to movements in the equity and fixed income markets. At the present time, this program hedges such economic risks on products sold from 2001 forward to the extent such risks are not reinsured. At December 31, 2007, the total account value and net amount at risk of the hedged Accumulator(R) series of variable annuity contracts were $55,746 million and $744 million, respectively, with the GMDB feature and $35,220 million and zero million, respectively, with the GMIB feature.

        These programs do not qualify for hedge accounting treatment under SFAS No. 133. Therefore, SFAS No. 133 requires gains or losses on the futures contracts used in these programs, including current period changes in fair value, to be recognized in investment income in the period in which they occur, and may contribute to earnings volatility.

        D)  Variable and Interest-Sensitive Life Insurance Policies - No Lapse
            ------------------------------------------------------------------
            Guarantee
            ---------

        The no lapse guarantee feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The no lapse guarantee remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements.

        The following table summarizes the no lapse guarantee liabilities reflected in the General Account in Future policy benefits and other policyholders liabilities, and the related reinsurance ceded:

                                                                                    DIRECT        REINSURANCE
                                                                                   LIABILITY         CEDED              NET
                                                                                 -------------   --------------   -------------
                                                                                                 (IN MILLIONS)

        Balance at January 1, 2005 ...........................................   $        20.5   $        (6.1)   $        14.4
          Other changes in reserve ...........................................            14.3           (14.3)              --
                                                                                 -------------    -------------   -------------
        Balance at December 31, 2005 .........................................            34.8           (20.4)            14.4
           Other changes in reserve ..........................................            32.0           (27.5)             4.5
                                                                                 -------------    -------------   -------------
        Balance at December 31, 2006 .........................................            66.8           (47.9)            18.9
           Other changes in reserve ..........................................            68.2           (59.7)             8.5
                                                                                 -------------    -------------   -------------
        Balance at December 31, 2007 .........................................   $       135.0   $      (107.6)   $        27.4
                                                                                 =============   ==============   =============


9)     REINSURANCE AGREEMENTS

        The Insurance Group assumes and cedes reinsurance with other insurance companies. The Insurance Group evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.

        The Insurance Group reinsures most of its new variable life, universal life and term life policies on an excess of retention basis. The Insurance Group maintains a maximum retention on each single life policy of $25 million and on each second-to-die policy of $30 million with the excess 100% reinsured. For certain segments of its business, the Insurance Group ceded 40% of the business underwritten by AXA Equitable on a guaranteed or simplified issue basis was ceded on a yearly renewable term basis. The Insurance Group also reinsures the entire risk on certain substandard underwriting risks and in certain other cases. Likewise, certain risks that would otherwise be reinsured on a proportional basis have been retained.

        At December 31, 2007, the Company had reinsured in the aggregate approximately 24.8% of its current exposure to the GMDB obligation on annuity contracts in-force and, subject to certain maximum amounts or caps in any one period, approximately 74.1% of its current liability exposure resulting from the GMIB feature. See Note 8 of Notes to Consolidated Financial Statements.

        Based on management's estimates of future contract cash flows and experience, the estimated fair values of the GMIB reinsurance contracts, considered derivatives under SFAS No. 133, at December 31, 2007 and 2006 were $124.7 million and $117.8 million, respectively. The increase (decrease) in estimated fair value was $6.9 million, $(14.8) million and $42.6 million for 2007, 2006 and 2005, respectively.

        At December 31, 2007 and 2006, respectively, reinsurance recoverables related to insurance contracts amounted to $2.89 billion and $2.69 billion. Reinsurance payables related to insurance contracts totaling $58.7 million and $54.2 million are included in other liabilities in the consolidated balance sheets.

        The Insurance Group cedes substantially all of its group life and health business to a third party insurer. Insurance liabilities ceded totaled $239.6 million and $262.6 million at December 31, 2007 and 2006, respectively.

        The Insurance Group also cedes a portion of its extended term insurance and paid up life insurance and substantially all of its individual disability income business through various coinsurance agreements.

        The Insurance Group has also assumed accident, health, aviation and space risks by participating in or reinsuring various reinsurance pools and arrangements. In addition to the sale of insurance products, the Insurance Group currently acts as a professional retrocessionaire by assuming life reinsurance from professional reinsurers. Reinsurance assumed reserves at December 31, 2007 and 2006 were $642.8 million and $639.3 million, respectively.

        The following table summarizes the effect of reinsurance (excluding group life and health):

                                                                                     2007             2006              2005
                                                                                 --------------   --------------   --------------
                                                                                                  (IN MILLIONS)

        Direct premiums ......................................................   $       855.1    $       858.6    $       912.6
        Reinsurance assumed ..................................................           193.0            188.4            162.5
        Reinsurance ceded ....................................................          (243.2)          (229.2)          (193.4)
                                                                                 --------------   --------------   --------------
        Premiums .............................................................   $       804.9    $       817.8    $       881.7
                                                                                 ==============   ==============   ==============

        Universal Life and Investment-type Product
          Policy Fee Income Ceded ............................................   $       153.9    $        99.0    $       118.4
                                                                                 ==============   ==============   ==============
        Policyholders' Benefits Ceded ........................................   $       510.7    $       387.5    $       304.1
                                                                                 ==============   ==============   ==============
        Interest Credited to Policyholders' Account
          Balances Ceded .....................................................   $        56.1    $        53.8    $        50.9
                                                                                 ==============   ==============   ==============


        Individual Disability Income and Major Medical
        ----------------------------------------------

        Claim reserves and associated liabilities net of reinsurance ceded for individual DI and major medical policies were $94.3 million and $92.9 million at December 31, 2007 and 2006, respectively. At December 31, 2007 and 2006, respectively, $1,040.9 million and $1,032.4 million of DI reserves and associated liabilities were ceded through indemnity reinsurance agreements with a singular reinsurance group. Incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical policies are summarized as follows:

                                                                                     2007            2006             2005
                                                                                 -------------   -------------   -------------
                                                                                                 (IN MILLIONS)

        Incurred benefits related to current year ............................   $        32.9   $        35.8   $        35.6
        Incurred benefits related to prior years .............................            13.2             9.9            50.3
                                                                                 -------------   -------------   -------------
        Total Incurred Benefits ..............................................   $        46.1   $        45.7   $        85.9
                                                                                 =============   =============   =============

        Benefits paid related to current year ................................   $        11.9   $        14.0   $        14.8
        Benefits paid related to prior years .................................            32.8            30.0            44.7
                                                                                 -------------   -------------   -------------
        Total Benefits Paid ..................................................   $        44.7   $        44.0   $        59.5
                                                                                 =============   =============   =============



10)     SHORT-TERM AND LONG-TERM DEBT

        Short-term and long-term debt consists of the following:

                                                                                              DECEMBER 31,
                                                                                      ---------------------------
                                                                                           2007           2006
                                                                                      ------------   ------------
                                                                                             (IN MILLIONS)

        Short-term debt:
        Promissory note (with interest rates of 5.16% and 5.27%) ..................   $      248.3   $      248.3
        AllianceBernstein commercial paper ........................................          533.9          334.9
                                                                                      ------------   ------------
            Total short-term debt .................................................          782.2          583.2
                                                                                      ------------   ------------

        Long-term debt:
        AXA Equitable:
          Surplus Notes, 7.70%, due 2015 ..........................................          199.8          199.8
                                                                                      ------------   ------------
            Total long-term debt ..................................................          199.8          199.8
                                                                                      ------------   ------------

        Total Short-term and Long-term Debt .......................................   $      982.0   $      783.0
                                                                                      ============   ============

        Short-term Debt
        ---------------

        On July 9, 2004, AXA and certain of its subsidiaries, including AXA Financial, entered into a (euro)3.5 billion global revolving credit facility which matures July 9, 2009, with a group of 30 commercial banks and other lenders. Under the terms of the revolving credit facility, up to $500.0 million is available to AXA Financial for general corporate purposes.

        AXA Equitable has a $350.0 million, one-year promissory note, of which $101.7 million is included within Wind-up Annuities. The promissory note, which matures in March 2008, is related to wholly owned real estate. Certain terms of the promissory note, such as interest rate and maturity date, are negotiated annually. At December 31, 2007 and 2006, AXA Equitable had pledged real estate of $322.0 million and $326.0 million, respectively, as collateral for the promissory note.

        In February 2006, AllianceBernstein entered into an $800.0 million five-year revolving credit facility with a group of commercial banks and other lenders. In November 2007, AllianceBernstein increased the revolving credit facility by $200.0 million. The revolving credit facility is intended to provide back-up liquidity for AllianceBernstein's commercial paper program, which increased from $425.0 million to $800.0 million in May 2006. Under the revolving credit facility, the interest rate, at the option of AllianceBernstein, is a floating rate generally based upon a defined prime rate, a rate related to the London Interbank Offered Rate ("LIBOR") or the Federal Funds rate. The revolving credit facility contains covenants that, among other things, require AllianceBernstein to meet certain financial ratios. AllianceBernstein was in compliance with the covenants as of December 31, 2007.

        As of December 31, 2007, AllianceBernstein maintained a $100.0 million extendible commercial notes ("ECN") program as a supplement to AllianceBernstein's commercial paper program. ECNs are short-term uncommitted debt instruments that do not require back-up liquidity support.

        In 2006, SCB LLC entered into four separate uncommitted line of credit facility agreements with various banks, each for $100.0 million. During 2007, SCB LLC increased three of the agreements to $200.0 million each and entered into an additional agreement for $100.0 million with a new bank. As of December 31, 2007, no amounts were outstanding under these credit facilities.

        Long-term Debt
        --------------

        At December 31, 2007, the Company was not in breach of any debt covenants.


11)     RELATED PARTY TRANSACTIONS

        The Company reimburses AXA Financial for expenses relating to the Excess Retirement Plan, Supplemental Executive Retirement Plan and certain other employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits. Such reimbursement was based on the cost to AXA Financial of the benefits provided which totaled $63.1 million, $53.5 million and $57.2 million, respectively, for 2007, 2006 and 2005.

        The Company paid $806.9 million, $767.2 million and $695.0 million, respectively, of commissions and fees to AXA Distribution and its subsidiaries for sales of insurance products for 2007, 2006 and 2005. The Company charged AXA Distribution's subsidiaries $340.2 million, $352.9 million and $324.4 million, respectively, for their applicable share of operating expenses for 2007, 2006 and 2005, pursuant to the Agreements for Services.

        In September 2001, AXA Equitable loaned $400.0 million to AXA Insurance Holding Co. Ltd., a Japanese subsidiary of AXA. This investment both matured and was repaid on June 15, 2007 and had interest rate of 5.89%.

        In 2005, AXA Equitable issued a note to AXA Financial in the amount of $325.0 million with an interest rate of 6.00% and a maturity date of December 1, 2035. Interest on this note is payable semi-annually.

        In September 2007, AXA issued $650.0 million in 5.40% senior unsecured notes to AXA Equitable. These notes pay interest semi-annually and mature on September 30, 2012.

        In 2003, AXA Equitable entered into a reinsurance agreement with AXA Financial Reinsurance Company (Bermuda), LTD ("AXA Bermuda"), an indirect, wholly owned subsidiary of AXA Financial, to cede certain term insurance policies written after December 2002. AXA Equitable ceded $113.1 million, $91.9 million and $57.9 million of premiums and $91.3 million, $49.1 million and $26.3 million of reinsurance reserves to AXA Bermuda in 2007, 2006 and 2005, respectively.

        Various AXA affiliates cede a portion of their life and health insurance business through reinsurance agreements to AXA Cessions, an AXA affiliated reinsurer. AXA Cessions, in turn, retrocedes a quota share portion of these risks to AXA Equitable on a one-year term basis. Premiums earned in 2007 and 2006 under this arrangement totaled approximately $1.8 million and $1.1 million, respectively.

        Both AXA Equitable and AllianceBernstein, along with other AXA affiliates, participate in certain intercompany cost sharing and service agreements including technology and professional development arrangements. AXA Equitable and AllianceBernstein incurred expenses under such agreements of approximately $143.6 million, $127.5 million and $119.7 million in 2007, 2006 and 2005, respectively. Expense reimbursements by AXA and AXA affiliates to AXA Equitable under such agreements totaled approximately $58.4 million, $53.8 million and $55.9 million in 2007, 2006 and 2005, respectively. The net receivable related to these contracts was approximately $25.3 million and $25.8 million at December 31, 2007 and 2006, respectively.

        Commissions, fees and other income included certain revenues for services provided to mutual funds managed by AllianceBernstein. These revenues are described below:

                                                                                     2007            2006            2005
                                                                                --------------   -------------   -------------
                                                                                                 (IN MILLIONS)

        Investment advisory and services fees ................................   $     1,025.4   $       840.5   $       728.5
        Distribution revenues ................................................           473.4           421.0           397.8
        Other revenues - shareholder servicing fees ..........................           103.6            97.2            99.3
        Other revenues - other ...............................................             6.5             6.9             8.0
        Institutional research services ......................................             1.6             1.9             3.9


12)     EMPLOYEE BENEFIT PLANS

        The Company (other than AllianceBernstein) sponsors qualified and non-qualified defined benefit plans covering substantially all employees (including certain qualified part-time employees), managers and certain agents. On December 31, 2007, the Company transferred the liability for a non-qualified defined benefit plan to AXA Financial in exchange for a non-cash capital contribution totaling $13.5 million. These pension plans are non-contributory and their benefits are based on a cash balance formula and/or, for certain participants, years of service and final average earnings over a specified period in the plans. AllianceBernstein maintains a qualified, non-contributory, defined benefit retirement plan covering current and former employees who were employed by AllianceBernstein in the United States prior to October 2, 2000. AllianceBernstein's benefits are based on years of credited service and average final base salary. The Company uses a December 31 measurement date for its pension and postretirement plans.

        Generally, the Company's funding policy is to make the minimum contribution required by the Employee Retirement Income Security Act of 1974 ("ERISA"). The Company made cash contributions of $4.8 million in 2007. No significant cash contributions to the Company's qualified plans are expected to be required to satisfy their minimum funding requirements for 2008.

        Components of net periodic pension expense for the Company's qualified and non-qualified plans were as follows:

                                                                                      2007             2006             2005
                                                                                 -------------    -------------    -------------
                                                                                                  (IN MILLIONS)

        Service cost .........................................................   $        39.0    $        37.6    $        36.0
        Interest cost on projected benefit obligations .......................           128.8            122.1            123.7
        Expected return on assets ............................................          (191.0)          (184.8)          (173.7)
        Net amortization and deferrals .......................................            57.5             81.0             78.8
                                                                                 --------------   --------------   --------------
        Net Periodic Pension Expense .........................................   $        34.3    $        55.9    $        64.8
                                                                                 ==============   ==============   ==============


        The plans' projected benefit obligations under the Company's qualified and non-qualified plans were comprised of:

                                                                                              DECEMBER 31,
                                                                                      ----------------------------
                                                                                          2007            2006
                                                                                      ------------    ------------
                                                                                             (IN MILLIONS)

        Benefit obligations, beginning of year ....................................   $    2,294.3    $    2,365.5
        Service cost ..............................................................           31.0            30.6
        Interest cost .............................................................          128.8           122.1
        Plan amendments ...........................................................            8.2              --
        Actuarial (gains) losses ..................................................          (73.6)          (64.7)
        Benefits paid .............................................................         (166.6)         (159.2)
                                                                                      -------------   -------------
        Benefit Obligations, End of Year ..........................................   $    2,222.1    $    2,294.3
                                                                                      =============   =============

        At December 31, 2006, the Company adopted SFAS No. 158, requiring recognition, in the consolidated balance sheet, of the funded status of its defined benefit pension plans, measured as the difference between plan assets at fair value and the projected benefit obligations. The table below discloses the change in plan assets and the funded status of the Company's qualified and non-qualified plans:


                                                                                              DECEMBER 31,
                                                                                      ----------------------------
                                                                                          2007            2006
                                                                                      ------------    ------------
                                                                                             (IN MILLIONS)

        Plan assets at fair value, beginning of year ..............................   $    2,396.0    $    2,278.5
        Actual return on plan assets ..............................................          191.2           282.0
        Contributions .............................................................            4.8             4.3
        Benefits paid and fees ....................................................         (176.3)         (168.8)
                                                                                      -------------   -------------
        Plan assets at fair value, end of year ....................................        2,415.7         2,396.0
        Projected benefit obligations .............................................        2,222.1         2,294.3
                                                                                      -------------   -------------
        Overfunding of Plan Assets Over
          Projected Benefit Obligations ...........................................   $      193.6    $      101.7
                                                                                      =============   =============

        Amounts recognized in the accompanying balance sheets to reflect the funded status of these plans were prepaid and accrued pension costs were $213.5 million and $19.9 million, respectively, at December 31, 2007 and $133.1 million and $31.4 million, respectively, at December 31, 2006. The aggregate projected benefit obligations and fair value of plan assets for pension plans with projected benefit obligations in excess of plan assets were $76.7 million and $56.8 million, respectively, at December 31, 2007, and $84.7 million and $53.3 million, respectively, at December 31, 2006. The aggregate accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were $65.0 million and $56.8 million, respectively, at December 31, 2007, and $68.4 million and $53.3 million, respectively, at December 31, 2006. The accumulated benefit obligations for all defined benefit pension plans were $2,154.0 million and $2,226.8 million at December 31, 2007 and 2006, respectively.

        The following table discloses the amounts included in accumulated other comprehensive income at December 31, 2007 that have not yet been recognized as components of net periodic pension cost:

                                                                                         DECEMBER 31,
                                                                            ----------------------------------------
                                                                                   2007                 2006
                                                                            -------------------  -------------------
                                                                                         (IN MILLIONS)

        Unrecognized net actuarial loss .................................    $        575.8       $        710.7
        Unrecognized prior service credit................................              (4.9)               (18.8)
        Unrecognized net transition asset................................               (.8)                 (.8)
                                                                            -------------------  -------------------
             Total ......................................................    $        570.1       $        691.1
                                                                            ===================  ===================


        The estimated net actuarial loss, prior service credit, and net transition asset expected to be reclassified from accumulated other comprehensive income and recognized as components of net periodic pension cost over the next year are $41.3 million, $4.5 million, and $0.1 million, respectively. The following table discloses the estimated fair value of plan assets and the percentage of estimated fair value to total plan assets for the qualified plans of the Company at December 31, 2007 and 2006.



                                                                              DECEMBER 31,
                                                          ----------------------------------------------------------
                                                                   2007                             2006
                                                          ----------------------------  ----------------------------
                                                                                (IN MILLIONS)
                                                             ESTIMATED                      Estimated
                                                            FAIR VALUE         %            Fair Value        %
                                                          ---------------- ----------   ----------------- ----------

        Corporate and government debt securities......    $       414.3         17.1      $      429.8       18.0
        Equity securities.............................          1,723.7         71.4           1,720.7       71.8
        Equity real estate ...........................            277.7         11.5             245.5       10.2
                                                          ---------------- ----------   ----------------- ----------
        Total Plan Assets.............................    $     2,415.7        100.0      $    2,396.0      100.0
                                                          ================ ==========   ================= ==========

        The primary investment objective of the plans of the Company is to maximize return on assets, giving consideration to prudent risk. The asset allocation is designed with a long-term investment horizon, based on target investment of 65% equities, 25% fixed income and 10% real estate. Emphasis is given to equity investments, given their higher expected rate of return. Fixed income investments are included to provide less volatile return. Real estate investments offer diversity to the total portfolio and long-term inflation protection.

        A secondary investment objective of the plans of the Company is to minimize variation in annual net periodic pension cost over the long term and to fund as much of the future liability growth as practical. Specifically, a reasonable total rate of return is defined as income plus realized and unrealized capital gains and losses such that the growth in projected benefit obligation is less than the return on investments plus contributions.

        The assumed discount rates for measurement of the benefit obligations at December 31, 2007 and 2006 each reflect the rates at which pension benefits then could be effectively settled. Specifically at December 31, 2007, projected nominal cash outflows to fund expected annual benefits payments under the Company's qualified and non-qualified pension and postretirement benefit plans were discounted using a published high-quality bond yield curve. The discount rate of 6.25% disclosed below as having been used to measure the benefits obligation at December 31, 2007 represents the level equivalent discount rate that produces the same present value measure of the benefits obligation as the aforementioned discounted cash flow analysis. The following table discloses the weighted-average assumptions used to measure the Company's pension benefit obligations and net periodic pension cost at and for the years ended December 31, 2007 and 2006.

                                                                                   2007               2006
                                                                                   ----               ----
       Discount rate:
         Benefit obligation...............................................        6.25%              5.75%
         Periodic cost....................................................        5.75%              5.25%

       Rate of compensation increase:
         Benefit obligation and periodic cost.............................        6.00%              6.00%

       Expected long-term rate of return on plan assets (periodic cost)...        8.50%              8.50%


        As noted above, the pension plans' target asset allocation is 65% equities, 25% fixed maturities, and 10% real estate. Management reviewed the historical investment returns and future expectations of returns from these asset classes to conclude that a long-term expected rate of return of 8.5% is reasonable.

        Prior to 1987, the pension plan funded participants' benefits through the purchase of non-participating annuity contracts from AXA Equitable. Benefit payments under these contracts were approximately $18.9 million, $20.3 million and $21.7 million for 2007, 2006 and 2005, respectively.

        The following table sets forth an estimate of future benefits expected to be paid in each of the next five years, beginning January 1, 2008, and in the aggregate for the five years thereafter. These estimates are based on the same assumptions used to measure the respective benefit obligations at December 31, 2007 and include benefits attributable to estimated future employee service.

                                                              PENSION BENEFITS
                                                            --------------------
                                                                (IN MILLIONS)

                               2008.....................    $       174.3
                               2009.....................            187.2
                               2010.....................            188.8
                               2011.....................            189.8
                               2012.....................            192.4
                               Years 2013-2017..........            945.5

       AllianceBernstein maintains several unfunded deferred compensation plans for the benefit of certain eligible employees and executives. The AllianceBernstein Capital Accumulation Plan was frozen on December 31, 1987 and no additional awards have been made. For the active plans, benefits vest over a period ranging from 3 to 8 years and are amortized as compensation and benefit expense. ACMC, Inc. ("ACMC"), a subsidiary of the Company, is obligated to make capital contributions to AllianceBernstein in amounts equal to benefits paid under the AllianceBernstein Capital Accumulation Plan and the contractual unfunded deferred compensation arrangements. In connection with the acquisition of Bernstein, AllianceBernstein adopted SCB Deferred Compensation Award Plan ("SCB Plan") and agreed to invest $96.0 million per annum for three years to fund purchases of AllianceBernstein Holding L.P. ("AllianceBernstein Holding") units or an AllianceBernstein sponsored money market fund in each case for the benefit of certain individuals who were stockholders or principals of Bernstein or hired to replace them. The Company has recorded compensation and benefit expenses in connection with these deferred compensation plans totaling $289.1 million, $243.8 million and $186.2 million for 2007, 2006 and 2005, respectively.


13)      SHARE-BASED COMPENSATION

        AXA and AXA Financial sponsor various share-based compensation plans for eligible employees and associates of AXA Financial and its subsidiaries, including the Company. AllianceBernstein also sponsors its own unit option plans for certain of its employees. Activity in these share-based plans in the discussions that follow relates to awards granted to eligible employees and associates of AXA Financial and its subsidiaries under each of these plans in the aggregate, except where otherwise noted.

        For 2007 and 2006, respectively, the Company recognized compensation costs for share-based payment arrangements of $81.2 and $64.3 million before income taxes and minority interest. Effective January 1, 2006, the Company adopted SFAS No. 123(R), "Share-Based Payment", that required compensation costs for these programs to be recognized in the consolidated financial statements on a fair value basis.

        The Company recognized compensation costs of $38.8 million and $24.8 million for employee stock options for 2007 and 2006, respectively. Prior to adopting SFAS No. 123 (R), the Company had elected to continue accounting for employee stock option awards under APB No. 25 and, therefore, no compensation costs for these awards had been recognized in the consolidated statement of earnings in 2005. On a pro-forma basis, net earnings as reported in 2005 would have been reduced by $23.2 million, net of income tax benefit, had compensation expense for employee stock option awards been measured and recognized by the Company under the fair-value method of SFAS No. 123, "Accounting for Stock-Based Compensation".

        On May 10, 2007, approximately 3.1 million options to purchase AXA ordinary shares were granted under the terms of the Stock Option Plan at an exercise price of 34.61 euros, of which approximately 2.3 million have a four-year graded vesting schedule, with one-third vesting on each of the second, third, and fourth anniversaries of the grant date, and approximately 0.8 million have a four-year cliff vesting term. The last tranche of awards exceeding 5,000 options, or approximately 0.5 million options in total, are subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance index measured between May 10, 2007 and May 10, 2011. All of the options granted on May 10, 2007 have a ten-year contractual term. Beginning at the grant date, the total fair value of this award, net of expected forfeitures, of approximately $25.5 million, is charged to expense over the shorter of the vesting term or to the date at which the participant becomes retirement eligible.

        The number of AXA ADRs authorized to be issued pursuant to option grants and, as further described below, restricted stock grants under The AXA Financial, Inc. 1997 Stock Incentive Plan (the "Stock Incentive Plan") is approximately 124.5 million less the number of shares issued pursuant to option grants under The AXA Financial, Inc. 1991 Stock Incentive Plan (the predecessor plan to the Stock Incentive Plan). A summary of the activity in the AXA, AXA Financial and AllianceBernstein option plans during 2007 follows:

                                                                    Options Outstanding
                         -----------------------------------------------------------------------------------------------------------
                                                                                                            AllianceBernstein
                               AXA Ordinary Shares                          AXA ADRs                           Holding Units
                         ------------------------------        ----------------------------------    -------------------------------
                                             Weighted                                Weighted                             Weighted
                             Number          Average'                Number          Average'            Number           Average'
                          Outstanding        Exercise             Outstanding        Exercise         Outstanding         Exercise
                         (In Millions)        Price              (In Millions)        Price          (In Millions)         Price
                         ---------------  -----------------   -----------------   ---------------    ---------------- --------------
Options outstanding at
   January 1, 2007.....            7.4    (euro)      24.82             26.8       $      23.03              4.8      $       41.62
Options granted .......            3.1    (euro)      34.56              --        $       --                3.7      $       85.07
Options exercised......            (.1)   (euro)      20.67             (7.4)      $      24.12             (1.2)     $       39.25
Options forfeited......            (.1)   (euro)      23.42              (.4)      $      22.54              -- (2)   $       33.18
Options expired........            --                                    --                                  --                --
                         ---------------                        ---------------                        --------------
Options Outstanding at
   December 31, 2007...           10.3    (euro)      27.77             19.0       $      22.64              7.3      $       64.20
                         ===============  =================     ===============    ==============      ============== ==============
Aggregate Intrinsic
   Value (1)...........                   (euro)      23.0                         $      323.3                       $       80.37
                                          =================                        ==============                     ==============
Weighted Average
   Remaining
   Contractual Term
   (in years)..........            8.27                                 3.94                                    6.9
                         ===============                        ===============                        ==============
Options Exercisable at
   December 31, 2007...            3.3    (euro)      20.46             15.8       $      22.53                 3.5   $       42.52
                         ===============  =================     ===============    ==============      ============== ==============
Aggregate Intrinsic
   Value (1)...........                   (euro)      23.0                         $      270.8                       $      115.4
                                          =================                        ==============                     ==============
Weighted Average
   Remaining
   Contractual Term
   (in years)..........            7.26                                 3.36                                    3.5
                         ===============                       ================                        ==============




(1) Intrinsic value, presented in millions, is calculated as the excess of the closing market price on December 31, 2007 of the respective underlying shares over the strike prices of the option awards.
(2) Approximately 19,500 options on AllianceBernstein Holding units were forfeited in 2007.

        Cash proceeds received from employee exercises of options to purchase AXA ADRs in 2007 were $178.4 million. The intrinsic value related to employee exercises of options to purchase AXA ADRs during 2007, 2006 and 2005 were $141.4 million, $132.1 million and $68.3 million, respectively, resulting in amounts currently deductible for tax purposes of $48.0 million, $44.9 million and $22.9 million, respectively, for the periods then ended. Under SFAS No. 123(R), windfall tax benefits resulting from employee stock option exercises during 2007 and 2006 were $34.3 million and $34.8 million, respectively.

        At December 31, 2007, AXA Financial held 4.8 million AXA ADRs in treasury at a weighted average cost of approximately $24.33 per ADR, of which approximately 4.6 million were designated to fund future exercises of outstanding employee stock options and the remainder of approximately
        0.2 million units was available for general corporate purposes, including funding other stock-based compensation programs. These AXA

        ADRs were obtained primarily by exercise of call options that had been purchased by AXA Financial beginning in fourth quarter 2004 to mitigate the U.S. dollar price and foreign exchange risks associated with funding exercises of employee stock options. Remaining outstanding and unexercised at December 31, 2007 are call options to purchase 8.6 million AXA ADRs at strike prices ranging from $31.39 to $32.37, each having a cap equal to approximately 150% of its strike price, at which time the option automatically would be exercised. These call options expire on November 23, 2009. During 2007, AXA Financial utilized approximately 4.4 million AXA ADRs from treasury to fund exercises of employee stock options. Outstanding employee options to purchase AXA ordinary shares began to become exercisable on March 29, 2007, coincident with the second anniversary of the first award made in 2005, and exercises of these awards are funded by newly issued AXA ordinary shares.

        For the purpose of estimating the fair value of employee stock option awards granted on or after January 1, 2007, the Company continues to apply the Black-Scholes-Merton formula and the same methodologies for developing the input assumptions as previously had been used to prepare the pro forma disclosures required by SFAS No. 123. A Monte-Carlo simulation approach was used to model the fair value of the conditional vesting feature of the May 10, 2007 award of options to purchase AXA ordinary shares. Shown below are the relevant input assumptions used to derive the fair values of options awarded in 2007, 2006 and 2005, respectively. For employee stock options with graded vesting terms and service conditions granted on or after January 1, 2006, the Company elected under SFAS No. 123(R) to retain its practice of valuing these as singular awards and to change to the graded-vesting method of attribution, whereby the cost is recognized separately over the requisite service period for each individual one-third of the options vesting on the second, third and fourth anniversaries of the grant date.

                                      AXA Ordinary              AXA                  AllianceBernstein
                                         Shares                 ADRs                   Holding Units
                                  ----------------------     -----------     ----------------------------------
                                     2007      2006             2005             2007        2006      2005
                                  ---------- -----------     -----------     ----------- ----------- ----------

        Dividend yield............  4.10%      3.48%           3.01%           5.6-5.7%       6%       6.2%

        Expected volatility.......  27.5%       28%             25%           27.7-30.8%      31%       31%

        Risk-free interest rate...  4.40%      3.77%           4.27%           3.5-4.9%      4.9%      3.7%

        Expected life in years....   5.5        5.0             5.0             6.0-9.5       6.5       3.0

        Weighted average fair
          value per option at
          grant date..............  $9.61      $7.45           $4.85            $15.96      $12.35     $7.04


        As of December 31, 2007, approximately $66.3 million of unrecognized compensation cost related to unvested employee stock option awards, net of estimated pre-vesting forfeitures, is expected to be recognized by the Company over a weighted average period of 6.2 years.

        Under the Stock Incentive Plan, AXA Financial grants restricted AXA ADRs to employees of its subsidiaries. Awards of restricted AXA ADRs outstanding at December 31, 2007 include grants that vest ratably over a three-five year period as well as grants with a seven year term vesting schedule and potential for accelerated vesting based on performance. Under The Equity Plan for Directors (the "Equity Plan"), AXA Financial grants non-officer directors restricted AXA ADRs and unrestricted AXA ADRs annually. Similarly, AllianceBernstein awards restricted AllianceBernstein Holding units to independent directors of its General Partner. In addition, under its Century Club Plan, awards of restricted AllianceBernstein Holding units that vest ratably over three years are made to eligible AllianceBernstein employees whose primary responsibilities are to assist in the distribution of company-sponsored mutual funds. For 2007, 2006 and 2005 the Company recognized compensation costs of $8.6 million and $5.6 million under SFAS No. 123(R), and $10.1 million under APB No. 25, respectively, for awards outstanding under these plans. Consistent with existing practice of the Company prior to adoption of SFAS No. 123(R), grant-date fair value continues to be measured by the closing price of the shares awarded and the result generally is attributed over the shorter of the performance period, the requisite service period, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award.

        At December 31, 2007, approximately 482,501 restricted awards remain unvested, including 73,990 restricted AllianceBernstein Holding units under the Century Club Plan. At December 31, 2007, approximately $4.2 million of unrecognized compensation cost related to these unvested awards, net of estimated pre-vesting forfeitures, is expected to be recognized over a weighted average period of 1.6 years. Restricted AXA ADRs vested in 2007, 2006 and 2005 had aggregate vesting date fair values of approximately $7.0 million, $13.5 million and $19.2 million, respectively. In 2006, 78,865 restricted AXA ADRs were granted having an aggregate grant-date fair value of $2.8 million. The following table summarizes unvested restricted AXA ADR activity for 2007.

                                                                                                       WEIGHTED
                                                                                  SHARES OF            AVERAGE
                                                                                  RESTRICTED          GRANT DATE
                                                                                    STOCK             FAIR VALUE
                                                                                ---------------    -----------------

        Unvested as of January 1, 2007........................................       514,035        $        23.91
        Granted...............................................................       100,187        $        44.59
        Vested................................................................      (161,756)       $        24.55
        Forfeited.............................................................       (43,955)
                                                                                ----------------
        Unvested as of December 31, 2007......................................       408,511        $        29.67
                                                                                ================


        On July 1, 2007, under the terms of the AXA Miles Program 2007, the AXA Management Board granted 50 AXA Miles to every employee of AXA for purpose of enhancing long-term employee-shareholder engagement. Each AXA Mile represents the right to receive one unrestricted AXA ordinary share on July 1, 2011, conditional only upon continued employment with AXA at the close of the four-year cliff vesting period with exceptions for retirement, death, and disability. For AXA Financial participants, settlement of the right to receive each unrestricted AXA ordinary share will be made in the form of an AXA ADR. The fair value of approximately 449,400 AXA Miles awarded to employees of AXA Financial's subsidiaries was approximately $9.8 million, measured as the market equivalent of a vested AXA ordinary share. Beginning on July 1, 2007, the total fair value of this award, net of expected forfeitures, is expensed over the shorter of the vesting term or to the date at which the participant becomes retirement eligible. For 2007, the Company recognized compensation expense of approximately $2.7 million in respect of this grant of AXA Miles. Provided AXA achieves certain performance and customer satisfaction goals, an additional 50 AXA Miles per employee is targeted for award in 2009 under terms then-to-be-determined and approved by the AXA Management Board.

        On May 10, 2007, under the terms of the AXA Performance Unit Plan 2007, the AXA Management Board awarded approximately 546,246 unearned performance units to employees of AXA Financial subsidiaries. During each year that the performance unit awards are outstanding, a pro-rata portion of the units may be earned based on criteria measuring the performance of AXA and AXA Financial Group. The extent to which performance targets are met determines the number of performance units earned, which may vary between 0% and 130% of the number of performance units at stake. Performance units earned under the 2007 plan cliff-vest on the second anniversary of their date of award. When fully-vested, the performance units earned will be settled in cash, or in some cases, a combination of cash (70%) and stock (30%), the latter equity portion having transfer restrictions for a two-year period. For 2007 awards, the price used to value the performance units at settlement will be the average opening price of the AXA ordinary share for the last 20 trading days of the vesting period converted to U.S. dollars using the Euro to U.S. dollar exchange rate on May 8, 2009. For 2007, the Company recognized compensation expense of approximately $3.3 million in respect of the May 10, 2007 grant of performance units.

        For 2007, 2006 and 2005, the Company recognized compensation costs of $11.6 million and $25.9 million under SFAS No. 123(R), and $7.2 million under APB No. 25, respectively, for performance units earned to date. Substantially similar to existing practice of the Company prior to adoption of SFAS No. 123(R), the change in fair value of these awards now is measured by the closing price of the underlying AXA ordinary shares or AXA ADRs with adjustment to reflect the impact of expected and actual pre-vesting forfeitures. In addition, similar to adoption of SFAS No. 123(R) for employee stock option awards, the cost of performance units awarded on or after January 1, 2006 were attributed over the shorter of the cliff-vesting period or to the date at which retirement eligibility is achieved. The value of performance units earned and reported in Other liabilities in the consolidated balance sheets at December 31, 2007 and 2006 was $31.1 million and $45.8 million, respectively, including incremental awards earned under the 2006 plan from having exceeded the targeted performance criteria established in that year by 11.5% as well as an estimated 10.0% increment for

        2007 performance. Approximately 595,317 outstanding performance units are at risk to achievement of 2007 performance criteria, including approximately 50% of the award granted on May 10, 2007.

        On March 25, 2007 and March 28, 2007, respectively, approximately 364,620 performance units earned under the AXA Performance Unit Plan 2004 and approximately 545,076 performance units earned under the AXA Performance Unit Plan 2005 were fully vested for total value of approximately $37.9 million, including incremental units earned under each of these plans from having exceeded the targeted 2006 performance criteria by 11.5%. Distributions to participants were made on April 12, 2007, resulting in cash settlements of approximately 84% of these performance units for aggregate value of approximately $31.7 million and equity settlements of the remainder with approximately 147,848 restricted AXA ADRs for aggregate value of approximately $6.3 million. These AXA ADRs were sourced from shares held by AXA Financial in treasury.

        In January 2001, certain employees exchanged fully vested in-the-money AXA ADR options for tandem Stock Appreciation Rights/AXA ADR non-statutory options ("tandem SARs/NSOs") of then-equivalent intrinsic value. The Company recorded compensation expense for these fully-vested awards of $6.1 million and $28.9 million for 2006 and 2005, respectively, reflecting the impact in those periods of the change in the market price of the AXA ADR on the cash-settlement value of the SARs component of the outstanding tandem SARs/NSOs: no expense was recorded for these awards in 2007. The value of these tandem SARs/NSOs at December 31, 2007 and 2006 was $17.7 million and $24.9 million, respectively. At December 31, 2007, 1.1 million tandem SARs/NSOs were outstanding, having weighted average remaining expected and contractual terms of 1.11 and 2.22 years, respectively, and for which the SARs component had maximum value of $17.7 million. During 2007, 2006 and 2005, respectively, approximately 0.4 million, 2.8 million and 0.7 million, of these awards were exercised at an aggregate cash-settlement value of $7.2 million, $41.2 million and $7.5 million.

        On May 10, 2007, 66,550 Stock Appreciation Rights ("SARs") with a 4-year cliff-vesting schedule were granted to certain associates of AXA Financial subsidiaries. These SARs entitle the holder to a cash payment equal to any appreciation in the value of the AXA ordinary share over
        34.61 Euros as of the date of exercise. Similar to the SARs component of the tandem SARs/NSOs, awards remaining unexercised at expiry of their 10-year contractual term will be automatically exercised on the expiration date. At December 31, 2007, 0.3 million SARs were outstanding, having weighted average remaining contractual term of 6.27 years. The accrued value of SARs at December 31, 2007 and 2006 was $3.5 million and $2.9 million, respectively, and recorded as liabilities in the consolidated balance sheets. For 2007 and 2006, the Company recorded compensation expense for SARs of $1.1 million and $1.9 million, respectively, under SFAS No. 123(R) reflecting the impact in those periods of the changes in their fair values as determined by applying the Black Scholes-Merton formula and assumptions used to price employee stock option awards. For 2005, the Company recorded compensation expense of $0.6 million under APB No. 25 reflecting the impact in the period of the change in the market price of the underlying AXA ordinary share or AXA ADR on the value of the outstanding SARs.

        For 2007, eligible employees of AXA Financial's subsidiaries participated in AXA's global offering to purchase newly issued AXA stock, subject to plan limits, under the terms of AXA Shareplan 2007. Similar to the AXA Shareplan programs previously offered in 2001 through 2006, the plan offered two investment alternatives that, with limited exceptions, restrict the sale or transfer of the purchased shares for a period of five years. "Investment Option A" permitted participants to purchase AXA ADRs at a 20% formula discounted price. "Investment Option B" permitted participants to purchase AXA ordinary shares at a 14.25% formula discounted price on a leveraged basis with a guaranteed return of initial investment plus 75% of any appreciation in the value of the total shares purchased. Under SFAS No. 123(R), the Company recognized compensation expense of $27.7 million in 2007, primarily in connection with AXA Shareplan 2007, and $22.1 million in 2006 in connection with AXA Shareplan 2006, representing the aggregate discount provided to participants for their purchase of AXA stock under each of those plans, as adjusted for the post-vesting, five-year holding period. No compensation expense was recorded in 2005 in connection with shares subscribed under that year's AXA Shareplan offering. Participants in AXA Shareplans 2007, 2006 and 2005 primarily invested under Investment Option B for the purchase of approximately 5.3 million, 5.0 million and
        5.7 million AXA ordinary shares, respectively.

        In 1997, AllianceBernstein Holding established a long-term incentive compensation plan under which unit-based awards are made to key employees for terms established by AllianceBernstein Holding at the time of grant. These awards include options, restricted AllianceBernstein Holding units and phantom restricted AllianceBernstein Holding units, performance awards, and other AllianceBernstein Holding unit based awards. The aggregate number of AllianceBernstein Holding units subject to options granted or otherwise awarded under this plan, as amended in December 2006 to include awards made to select participants under the Special Option Program, may not exceed 41.0 million. At December 31, 2007, approximately 14.5 million options to purchase AllianceBernstein Holding units and 1.1 million other unit awards, net of forfeitures, were subject to the aggregate allowable maximum under this plan.


14)     NET INVESTMENT INCOME AND INVESTMENT GAINS (LOSSES), NET

        The sources of net investment income follow:

                                                                  2007               2006                2005
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Fixed maturities...................................  $    1,728.5        $   1,848.6        $   1,870.0
        Mortgage loans on real estate......................         233.5              245.9              238.2
        Equity real estate.................................          93.6               88.2               96.5
        Other equity investments...........................         237.4              181.2              155.2
        Policy loans.......................................         255.9              249.8              248.8
        Short-term investments.............................          55.1               55.2               25.1
        Derivative investments.............................          86.6             (302.4)             (85.5)
        Broker-dealer related receivables..................         234.6              226.5              124.8
        Trading securities.................................          36.0               53.4               28.6
        Other investment income............................          50.7               43.9               16.2
                                                            -----------------   ----------------   -----------------

          Gross investment income..........................       3,011.9            2,690.3            2,717.9

        Investment expenses................................        (122.5)            (113.3)            (140.2)
        Interest expenses..................................        (194.4)            (187.8)             (95.9)
                                                            -----------------   ----------------   -----------------

        Net Investment Income..............................  $    2,695.0        $   2,389.2        $   2,481.8
                                                            =================   ================   =================


        For 2007, 2006 and 2005, respectively, net investment income included gains (losses) on derivatives of $86.6 million, $(302.4) million and $85.5 million of which $16.4 million, $(249.5) million and $(140.9) million were realized gains (losses) on contracts closed during those years and $70.2 million, $(52.9) million and $55.4 million were unrealized gains (losses) on derivative positions at each respective year end.

        Investment (losses) gains, net by including changes in the valuation allowances, follow:

                                                                  2007               2006                2005
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Fixed maturities...................................  $       (55.6)      $      (11.5)      $       11.1
        Mortgage loans on real estate......................            7.8                 .2               (2.2)
        Equity real estate.................................            7.3                8.8                3.9
        Other equity investments...........................           16.9               20.1               30.7
        Other(1)...........................................           16.4               29.3               11.9
                                                            -----------------   ----------------   -----------------
        Investment (Losses) Gains, Net.....................  $        (7.2)      $       46.9       $       55.4
                                                            =================   ================   =================


        (1) In 2007, AllianceBernstein issued units to its employees under long-term incentive plans. As a result of this transaction, the company recorded a non-cash realized gain of $17.7 million and $29.7 million for 2007 and 2006 respectively.

        Writedowns of fixed maturities amounted to $79.0 million, $27.4 million and $31.2 million for 2007, 2006 and 2005, respectively. Writedowns of mortgage loans on real estate were $0.4 million and $1.7 million for 2006 and 2005, respectively; there were no such writedowns in 2007. There were no writedowns on equity real estate for 2007, 2006 and 2005.

        For 2007, 2006 and 2005, respectively, proceeds received on sales of fixed maturities classified as available for sale amounted to $1,554.6 million, $1,281.9 million and $2,220.0 million. Gross gains of $12.6 million,

        $33.9 million and $53.2 million and gross losses of $20.3 million, $24.5 million and $31.1 million, respectively, were realized on these sales. The change in unrealized investment gains (losses) related to fixed maturities classified as available for sale for 2007, 2006 and 2005 amounted to $(376.4) million, $(416.7) million and $(1,004.8)
        million, respectively.

        For 2007, 2006 and 2005, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances amounted to $52.7 million, $57.8 million and $68.6 million, respectively.

        Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities and equity securities classified as available for sale and do not reflect any changes in fair value of policyholders' account balances and future policy benefits.

        The net unrealized investment gains (losses) included in the consolidated balance sheets as a component of accumulated other comprehensive income and the changes for the corresponding years, including Wind-up Annuities on a line-by-line basis, follow:

                                                                  2007               2006                2005
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Balance, beginning of year.........................  $       282.2       $      432.3       $      874.1
        Changes in unrealized investment gains (losses)....         (380.5)            (431.4)          (1,008.1)
        Changes in unrealized investment (gains) losses
          attributable to:
            Participating group annuity contracts,
               Closed Block policyholder dividend
               obligation and other........................           15.0               90.9              186.3
            DAC............................................           83.5               85.8              146.2
            Deferred income taxes..........................          103.4              104.6              233.8
                                                            -----------------   ----------------   -----------------
        Balance, End of Year...............................  $       103.6       $      282.2       $      432.3
                                                            =================   ================   =================

        Balance, end of year comprises:
          Unrealized investment gains (losses) on:
            Fixed maturities...............................  $       155.5       $      535.4       $      966.5
            Other equity investments.......................             .8                1.4                1.7
                                                            -----------------   ----------------   -----------------
              Subtotal.....................................          156.3              536.8              968.2
          Amounts of unrealized investment (gains) losses
            attributable to:
              Participating group annuity contracts,
                Closed Block policyholder dividend
                obligation and other.......................           16.4                1.4              (89.4)
              DAC..........................................          (26.9)            (110.4)            (196.0)
              Deferred income taxes........................          (42.2)            (145.6)            (250.5)
                                                            -----------------   ----------------   -----------------
        Total..............................................  $       103.6       $      282.2       $      432.3
                                                            =================   ================   =================


15)     INCOME TAXES

        A summary of the income tax expense in the consolidated statements of earnings follows:

                                                                  2007               2006                2005
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Income tax expense:
          Current expense .................................  $       464.0       $      438.6       $      237.5
          Deferred expense (benefit).......................          295.8              (11.3)             278.3
                                                            -----------------   ----------------   -----------------
        Total..............................................  $       759.8       $      427.3       $      515.8
                                                            =================   ================   =================


        The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before income taxes and minority interest by the expected Federal income tax rate of 35%. The sources of the difference and their tax effects follow:

                                                                  2007               2006                2005
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Expected income tax expense........................  $       939.0       $      725.2       $      712.0
        Minority interest..................................         (227.3)            (224.1)            (175.9)
        Separate Account investment activity...............          (52.0)             (45.4)             (87.2)
        Non-taxable investment income......................          (21.7)             (23.1)             (19.7)
        Adjustment of tax audit reserves...................           21.5              (86.2)              11.1
        State income taxes.................................           50.2               38.0               28.3
        AllianceBernstein income and foreign taxes.........           40.2               32.9               41.4
        Other..............................................            9.9                7.2                5.8
                                                            -----------------   ----------------   -----------------
        Income Tax Expense.................................  $       759.8       $      424.5       $      515.8
                                                            =================   ================   =================


        The Company recognized a net tax benefit in 2006 of $117.7 million. This benefit was related to the settlement of an Internal Revenue Service's ("IRS") audit of the 1997-2001 tax years, partially offset by additional tax reserves established for subsequent tax periods. Of the net tax benefit of $117.7 million, $111.9 million related to the continuing operations and $5.8 million to the discontinued Wind-up Annuities.

        On August 16, 2007, the IRS issued Revenue Ruling 2007-54 that purported to change accepted industry and IRS interpretations of the statutes governing the computation of the Separate Account dividends received deduction ("DRD"). This ruling was suspended on September 25, 2007 in Revenue Ruling 2007-61 and the U.S. Department of the Treasury ("Treasury") indicated that it would address the computational issues in a regulation project. Any regulations that Treasury ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. The ultimate timing and substance of any such regulations are unknown, but they could result in the elimination of some or all of the Separate Account DRD tax benefit that the Company receives.

        The components of the net deferred income taxes are as follows:

                                                       DECEMBER 31, 2007                  December 31, 2006
                                                ---------------------------------  ---------------------------------
                                                    ASSETS         LIABILITIES         Assets         Liabilities
                                                ---------------  ----------------  ---------------   ---------------
                                                                           (IN MILLIONS)

        Compensation and related benefits......  $       --        $      35.4      $      54.6      $       --
        Reserves and reinsurance...............      1,312.2               --           1,160.3              --
        DAC....................................          --             2,735.5            --              2,433.5
        Unrealized investment gains............          --                42.5            --                129.8
        Investments............................          --             1,044.2            --                916.5
        Other..................................         81.5               --               64.1             --
                                                ---------------  ----------------  ---------------   ---------------
        Total..................................  $   1,393.7      $    3,857.6      $    1,279.0      $   3,479.8
                                                ===============  ================  ===============   ===============


        The IRS is currently examining the Company's 2002 and 2003 Federal corporate income tax returns.

        As a result of the implementation of FIN 48 as of January 1, 2007, the Company recognized a $44.8 million decrease in the amount of unrecognized tax benefits, which was accounted for as an increase to the January 1, 2007 balance of retained earnings. The total amount of unrecognized tax benefits at January 1, 2007 was $371.3 million. Of that total, $276.9 million would affect the effective tax rate and $94.4 million are tax positions for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of such deductibility. Because of the impact of deferred tax accounting, other than interest and penalties, the change in timing of the deduction would not affect the annual effective tax rate but would accelerate the payment of cash to the taxing authority. At December 31, 2007, the total amount of unrecognized tax benefits was $412.2 million of which $301.9 million would affect the effective rate and $110.3 million was temporary in nature.

        The Company recognizes accrued interest and penalties related to unrecognized tax benefits in tax expense. Interest and penalties included in the amounts of unrecognized tax benefits at December 31, 2007 and January 1, 2007 were $68.6 million and $46.1 million, respectively. Tax expense for 2007 reflected $22.5 million in interest related to unrecognized tax benefits

        A reconciliation of unrecognized tax benefits (excluding interest and penalties) follows:

                                                                                      2007
                                                                                 ----------------
                                                                                  (IN MILLIONS)

Balance at January 1, 2007 (date of adoption)................................      $      325.2
Additions for tax positions of prior years...................................              19.2
Reductions for tax positions of prior years..................................             (1.5)
Additions for tax positions of current years.................................               3.4
Reductions for tax positions of current years................................               (.3)
Settlements with tax authorities.............................................              (2.4)
Reductions as a result of a lapse of the applicable statute of limitations...               -
                                                                                 ----------------
Balance, End of Year.........................................................      $      343.6
                                                                                 ================


        It is reasonably possible that the total amounts of unrecognized tax benefits will significantly increase or decrease within the next twelve months due to the conclusion of the current IRS audits. The possible change in the amount of unrecognized tax benefits cannot be estimated at this time.


 16)   DISCONTINUED OPERATIONS

        The Company's discontinued operations include Wind-up Annuities, equity real estate held-for-sale and disposal of businesses. The following table reconciles the (Losses) earnings from discontinued operations, net of income taxes and Gains (losses) on disposal of discontinued operations, net of income taxes to the amounts reflected in the consolidated statements of earnings for the three years ended December 31, 2007:


                                                                           2007          2006            2005
                                                                       -------------  ------------   -------------
                                                                                     (IN MILLIONS)

       (LOSSES) EARNINGS FROM DISCONTINUED OPERATIONS,
          NET OF INCOME TAXES:
       Wind-up Annuities.............................................   $     (.1)     $    30.2      $     15.2
       Real estate held-for-sale.....................................        (6.8)           1.1             7.2
       Disposal of business - Enterprise.............................         1.0            (.1)            (.1)
                                                                       -------------  ------------   -------------
       Total.........................................................   $    (5.9)     $    31.2      $     22.3
                                                                       =============  ============   =============

       GAINS (LOSSES) ON DISPOSAL OF DISCONTINUED OPERATIONS,
          NET OF INCOME TAXES:
       Real estate held for sale.....................................   $     3.2      $    --        $     --
       Disposal of business - Enterprise.............................         (.4)          (1.9)           --
                                                                       -------------  ------------   -------------
       Total.........................................................   $     2.8      $    (1.9)     $     --
                                                                       =============  ============   =============

        Disposal of Businesses
        ----------------------

        In accordance with their October 2006 agreement, during 2007, AXA Financial and its subsidiaries, AXA Equitable, Enterprise Capital Management, Inc. ("Enterprise") and Enterprise Fund Distributors, Inc., ("EFD") transferred to Goldman Sachs Asset Management L.P. ("GSAM") assets of the business of serving as sponsor of and investment manager to 27 of the 31 funds of AXA Enterprise Multimanager Funds Trust, AXA Enterprise Funds Trust and The Enterprise Group of Funds, Inc. (collectively, the "AXA Enterprise Funds") and completed the reorganization of such funds to corresponding mutual funds managed by GSAM. Of the remaining four funds not included in the GSAM transaction, one fund was liquidated during 2007 and the three remaining funds together had approximately $661.9 million in assets under management as of December 31, 2007. AXA Financial has since entered into agreements to transfer the remaining funds. As a result of management's disposition plan, AXA Enterprise Funds advisory contracts are reported as Discontinued Operations. In 2007 and 2006, respectively, $0.7 million pre-tax ($0.4 million post-tax) and

        $3.0 million pre-tax ($1.9 million post-tax) of transaction costs were recorded as a result of the disposition of the funds. Proceeds received in 2007 on the transfer of the AXA Enterprise Funds totaled $26.3 million.

        In 2007 and 2006, respectively, impairments of $0.7 million pre-tax ($0.4 million post-tax) and $4.1 million pre-tax ($2.7 million post-tax) were recorded on intangible assets associated with investment management contracts based upon estimated fair value. At December 31, 2007 and 2006, total assets related to these operations were zero and $26.5 million, respectively, and were included in Other assets. At December 31, 2007 and 2006 there were no liabilities related to these operations.

        Both the gross and net of accumulated amortization carrying amount of AXA Enterprise Funds related intangible assets were zero and $26.5 million at December 31, 2007 and 2006, respectively. There was no amortization expense related to the AXA Enterprise Funds for 2007, 2006 and 2005, respectively.

        Wind-up Annuities
        -----------------

        In 1991, management discontinued the business of Wind-up Annuities, the terms of which were fixed at issue, which were sold to corporate sponsors of terminated qualified defined benefit plans, and for which a premium deficiency reserve and an allowance for future losses based upon projected future cash flows had been established.

        Summarized financial information for Wind-up Annuities follows:

                                                                                          DECEMBER 31,
                                                                              --------------------------------------
                                                                                    2007                 2006
                                                                              -----------------    -----------------
                                                                                          (IN MILLIONS)

        BALANCE SHEETS
        Fixed maturities, available for sale, at estimated fair value
          (amortized cost of $696.3 and $752.7)..............................  $      705.0         $      764.8
        Equity real estate...................................................         165.0                169.5
        Mortgage loans on real estate........................................           2.2                  2.9
        Other invested assets................................................           1.8                  2.6
                                                                              -----------------    -----------------
          Total investments..................................................         874.0                939.8
        Cash and cash equivalents............................................          --                     .1
        Other assets.........................................................          27.3                 13.7
                                                                              -----------------    -----------------
        Total Assets.........................................................  $      901.3         $      953.6
                                                                              =================    =================

        Policyholders liabilities............................................  $      756.1         $      788.2
        Allowance for future losses..........................................          --                    1.0
        Other liabilities....................................................         145.2                164.4
                                                                              -----------------    -----------------
        Total Liabilities....................................................  $      901.3         $      953.6
                                                                              =================    =================


                                                                  2007               2006                2005
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        STATEMENTS OF EARNINGS
        Investment income (net of investment
          expenses of $19.6, $19.0 and $18.4)..............  $        64.9       $       71.3       $       70.0
        Investment (losses) gains, net.....................            (.8)               6.0                (.3)
        Policy fees, premiums and other income.............             .2               --                 --
                                                            -----------------   ----------------   -----------------
        Total revenues.....................................           64.3               77.3               69.7
                                                            -----------------   ----------------   -----------------

        Benefits and other deductions......................           79.9               84.7               87.1
        Losses charged to the allowance
          for future losses................................          (15.6)              (7.4)             (17.4)
                                                            -----------------   ----------------   -----------------
        Pre-tax loss from operations.......................           --                 --                 --
        Pre-tax (loss from strengthening) earnings from
          releasing the allowance for future losses........            (.1)              37.1               23.2
        Income tax expense.................................           --                 (6.9)              (8.0)
                                                            -----------------   ----------------   -----------------
        Earnings from Wind-up Annuities....................  $         (.1)      $       30.2       $       15.2
                                                            =================   ================   =================


        The Company's quarterly process for evaluating the need for an allowance for future losses involves comparison of the current period's results of Wind-up Annuities to previous projections and re-estimation of future expected losses, if appropriate, to determine whether an adjustment is required. Investment and benefit cash flow projections are updated annually as part of the Company's annual planning process. These updated assumptions and estimates resulted in releases of the allowance in 2006 and 2005. If the Company's analysis in any given period indicates that an allowance for future losses is not necessary, any current period Wind-up Annuities' operating losses are deferred to the extent that such losses are expected to be offset by reasonably assured future net investing and operating cash flows. Management believes the $18.0 million of deferred operating losses at December 31, 2007 are offset by projections of reasonably assured future net investing and operating cash flows.

        The determination of projected future cash flows involves numerous estimates and subjective judgments regarding the expected performance of invested assets held by Wind-up Annuities and the expected run-off of Wind-up Annuities liabilities. There can be no assurance the projected future cash flows will not differ from the cash flows ultimately realized. To the extent actual results or future projections of Wind-up Annuities are lower than management's current estimates and assumptions and result in deferred operating losses not being offset by reasonably assured future net investing and operating cash flows, the difference would be reflected in the consolidated statements of earnings in Wind-up Annuities. In particular, to the extent income, sales proceeds and holding periods for equity real estate differ from management's previous assumptions, periodic adjustments to the loss allowance liability or deferred operating loss asset, as applicable, may result.

        Income tax expense for Wind-up Annuities in 2006 included a $5.8 million tax benefit in connection with the settlement of an IRS audit of the 1997-2001 tax years.

        Real Estate Held-For-Sale
        -------------------------

        In 2007 two real estate properties with a total book value of $172.7 million and in 2006 one real estate property with a total book value of $34.3 million that had been previously reported in equity real estate was reclassified as real estate held-for-sale. Prior periods have been restated to reflect these properties as discontinued operations. In third quarter 2007, one of the held-for-sale properties was sold resulting in a gain of $4.9 million ($3.2 million post-tax). At December 31, 2007 and 2006, equity real estate held-for-sale was $121.7 million and $235.4 million, respectively, and was included in Other assets.


17)     ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME

        Accumulated other comprehensive (loss) income represents cumulative gains and losses on items that are not reflected in earnings. The balances for the past three years follow:

                                                                  2007               2006                2005
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Unrealized gains on investments....................  $       103.6       $      282.2       $      432.3
        Defined benefit pensions plans.....................         (371.5)            (449.5)              --
                                                            -----------------   ----------------   -----------------
        Total Accumulated Other
          Comprehensive (Loss) Income......................  $      (267.9)      $     (167.3)      $      432.3
                                                            =================   ================   =================


        The components of other comprehensive loss for the past three years follow:

                                                                  2007               2006                2005
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Net unrealized (losses) gains on investments:
          Net unrealized (losses) gains arising during
            the year.......................................  $      (357.8)      $     (416.6)      $     (966.2)
          Losses reclassified into net earnings
            during the year................................          (22.7)             (14.8)             (41.9)
                                                            -----------------   ----------------   -----------------
        Net unrealized (losses) gains on investments.......         (380.5)            (431.4)          (1,008.1)
        Adjustments for policyholders liabilities,
            DAC and deferred income taxes..................          201.9              281.3              566.3
                                                             ----------------   -----------------  -----------------

        Change in unrealized losses, net of adjustments....         (178.6)            (150.1)            (441.8)
        Change in defined benefits pension plans...........           78.0               --                 --
                                                            -----------------   ----------------   -----------------
        Total Other Comprehensive Loss.....................  $      (100.6)      $     (150.1)      $     (441.8)
                                                            =================   ================   =================


18)     COMMITMENTS AND CONTINGENT LIABILITIES

        Debt Maturities
        ---------------

        At December 31, 2007, aggregate maturities of the long-term debt, including any current portion of long-term debt, based on required principal payments at maturity were $248.3 million for 2008, none for 2009-2012 and $200.0 million thereafter.

        Leases
        ------

        The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under non-cancelable operating leases for 2008 and the four successive years are $196.6 million, $196.4 million, $190.8 million, $185.3 million, $152.0 million and $1,957.8 million thereafter. Minimum future sublease rental income on these non-cancelable operating leases for 2008 and the four successive years is $5.5 million, $5.2 million, $5.2 million, $4.8 million, $3.3 million and $13.2 million thereafter.

        At December 31, 2007, the minimum future rental income on non-cancelable operating leases for wholly owned investments in real estate for 2008 and the four successive years is $114.9 million, $115.6 million, $115.5 million, $115.7 million, $116.0 million and $798.1 million thereafter.

        The Company has entered into capital leases for certain information technology equipment. Future minimum payments under non-cancelable capital leases for 2008 and 2009, the two remaining years, are $0.3 million and $ 0.2.

        Guarantees and Other Commitments
        --------------------------------

        The Company provides certain guarantees or commitments to affiliates, investors and others. At December 31, 2007, these arrangements included commitments by the Company to provide equity financing of $803.1 million to certain limited partnerships under certain conditions. Management believes the Company will not incur material losses as a result of these commitments.

        AXA Equitable is the obligor under certain structured settlement agreements it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, AXA Equitable owns single premium annuities issued by previously wholly owned life insurance subsidiaries. AXA Equitable has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the need for AXA Equitable to satisfy those obligations is remote.

        The Company had $63.8 million of undrawn letters of credit related to reinsurance at December 31, 2007. AXA Equitable had $98.5 million in commitments under existing mortgage loan agreements at December 31,

        2007. In February 2002, AllianceBernstein signed a $125.0 million agreement with a commercial bank under which it guaranteed certain obligations of SCBL incurred in the ordinary course of its business in the event SCBL is unable to meet these obligations. During 2007, AllianceBerstein was not required to perform under the agreement and at December 31, 2007 had no liability outstanding in connection with the agreement.


19)     LITIGATION

        A putative class action entitled STEFANIE HIRT, ET AL. V. THE EQUITABLE RETIREMENT PLAN FOR EMPLOYEES, MANAGERS AND AGENTS, ET AL. was filed in the District Court for the Southern District of New York in August 2001 against The Equitable Retirement Plan for Employees, Managers and Agents (the "Retirement Plan") and The Officers Committee on Benefit Plans of Equitable Life, as Plan Administrator. The action was brought by five participants in the Retirement Plan and purports to be on behalf of "all Plan participants, whether active or retired, their beneficiaries and Estates, whose accrued benefits or pension benefits are based on the Plan's Cash Balance Formula". The complaint challenged the change, effective January 1, 1989, in the pension benefit formula from a final average pay formula to a cash balance formula. Plaintiffs alleged that the change to the cash balance formula violated ERISA by reducing the rate of accruals based on age, failed to comply with ERISA's notice requirements and improperly applied the formula to retroactively reduce accrued benefits. The relief sought includes a declaration that the cash balance plan violated ERISA, an order enjoining the enforcement of the cash balance formula, reformation and damages. In April 2002, plaintiffs filed a motion seeking to certify a class of "all Plan participants, whether active or retired, their beneficiaries and Estates, whose accrued benefits or pension benefits are based on the Plan's Cash Balance Formula". Also in April 2002, plaintiffs agreed to dismiss with prejudice their claim that the change to the cash balance formula violated ERISA by improperly applying the formula to retroactively reduce accrued benefits. That claim was dismissed. In March 2003, plaintiffs filed an amended complaint elaborating on the remaining claims in the original complaint and adding additional class and individual claims alleging that the adoption and announcement of the cash balance formula and the subsequent announcement of changes in the application of the cash balance formula failed to comply with ERISA. By order dated May 2003, the District Court, as requested by the parties, certified the case as a class action, including a sub-class of all current and former Plan participants, whether active, inactive or retired, their beneficiaries or estates, who were subject to a 1991 change in application of the cash balance formula. In September 2006, the district court granted summary judgment in favor of the defendants. The court ruled that (a) the cash balance provisions of the Equitable Plan do not violate the age discrimination provisions of ERISA, (b) while the notice of plan changes provided to participants in 1990 was not adequate, the notice of plan changes provided to participants in 1992 satisfied the ERISA notice requirements regarding delivery and content, and (c) the claims of the named plaintiffs are barred by statute of limitations. The Court found that other individual class members were not precluded from asserting claims for additional benefit accruals from January 1991 through January 1993 to the extent that such individuals could show that the statute of limitations did not bar their claims. In October 2006, plaintiffs filed a notice of appeal. Defendants have cross-appealed. The appeal has been fully briefed.

        In April 2004, a purported nationwide class action lawsuit was filed in the Circuit Court for Madison County, Illinois entitled MATTHEW WIGGENHORN V. EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES. The lawsuit alleges that AXA Equitable uses stale prices for the foreign securities within the investment divisions of its variable insurance products. The complaint further alleges that AXA Equitable's use of stale pricing diluted the returns of the purported class. The complaint also alleges that AXA Equitable breached its fiduciary duty to the class by allowing market timing in general within AXA Equitable's variable insurance products, thereby diluting the returns of the class. In June 2005, this case was transferred by the Judicial Panel on Multidistrict Litigation to the U.S. District Court in Maryland, where other market-timing related litigation is pending. In June 2005, plaintiff filed an amended complaint. In July 2005, AXA Equitable filed a motion to dismiss the amended complaint. In June 2006, AXA Equitable's motion to dismiss the amended complaint was granted and, in June 2006, plaintiff appealed. As of April 2007, the appeal is fully briefed.

        In June 2006, AXA Equitable received a demand for arbitration from Centre Life Insurance Company ("Centre Life") seeking to rescind the 100% quota share reinsurance agreement, effective July 1, 2000 between Centre Life and AXA Equitable, under which Centre Life reinsures portions of AXA Equitable's individual disability income insurance business. The arbitration demand alleges that AXA Equitable provided Centre Life with inaccurate and incomplete data upon which Centre Life relied in order to establish the reinsurance premium paid by AXA Equitable as consideration in the transaction. The demand alternatively seeks damages for the increase in reserves Centre Life alleges it was caused to record as a result of the difference in the data it originally relied upon and its present assessment of the data. The demand further alleges that Centre Life has paid expenses relating to the business in excess of its liability under the reinsurance agreement. In July 2007, Centre Life filed an amended arbitration claim, in which Centre Life alleges claims substantially similar to those included in the original arbitration claim and seeks damages of $191.4 million plus statutory interest and attorneys' fees. The arbitration is scheduled for March 2008.

        A putative class action entitled EAGAN ET AL. V. AXA EQUITABLE LIFE INSURANCE COMPANY was filed in the District Court for the Central District of California in December 2006 against AXA Equitable as plan sponsor and fiduciary for an ERISA retiree health plan. The action was brought by two plan participants on behalf of all past and present employees and agents who received retiree medical benefits from AXA Equitable at any time after January 1, 2004, or who will receive such benefits in 2006 or later, excluding certain retired agents. Plaintiffs allege that AXA Equitable's adoption of a revised version of its retiree health plan in 1993 (the "1993 Plan") was not authorized or effective. Plaintiffs contend that AXA Equitable has therefore breached the retiree health plan by imposing the terms of the 1993 Plan on plaintiffs and other retirees. Plaintiffs allege that, even if the 1993 Plan is controlling, AXA Equitable has violated the terms of the retiree health plan by imposing health care costs and coverages on plaintiffs and other retirees that are not authorized under the 1993 Plan. Plaintiffs also allege that AXA Equitable breached fiduciary duties owed to plaintiffs and retirees by allegedly misrepresenting and failing to disclose information to them. The plaintiffs seek compensatory damages, restitution and injunctive relief prohibiting AXA Equitable from violating the terms of the applicable plan, together with interest and attorneys' fees. In March 2007, AXA Equitable filed a motion to dismiss. In July 2007, the plaintiffs filed an amended complaint that (i) redefined the scope of the class to now include all retired employee and independent contractor agents formerly employed by AXA Equitable who received medical benefits after December 1, 2000 or who will receive such benefits in the future, excluding certain retired agents, and (ii) eliminated the claim based on a breach of fiduciary duty and certain claims related to health care costs. In September 2007, AXA Equitable filed its answer to the amended complaint. In October 2007, a discovery and motion schedule was set, with a trial date of May 2009.

        AXA Equitable and/or AXA Advisors LLC is currently the subject of four putative class actions pending in Federal court alleging certain wage and hour violations with regard to certain sales personnel. The cases were filed between July 2006 and September 2007. Each of the cases seek substantially the same relief under essentially the same theories of recovery: violation of the Fair Labor Standards Act for failure to pay minimum wage and overtime and violation of similar provisions under state labor laws in the respective states. In September 2007, the parties agreed to consolidate all four pending cases in the Northern District of California. The cases include the following: MEOLA V. AXA ADVISORS AND AXA EQUITABLE; LENNON V. AXA ADVISORS, ET AL.; BOLEA V. AXA ADVISORS, LLC AND AXA EQUITABLE, ET. AL.; AND DHRUV V. AXA ADVISORS, LLC, ET AL. Plaintiffs seek compensatory damages, restitution of all wages improperly withheld or deducted, punitive damages, penalties, and attorneys' fees.

        ALLIANCEBERNSTEIN LITIGATION

        Market Timing-Related Matters

        In October 2003, a purported class action complaint entitled HINDO, ET AL. V. ALLIANCEBERNSTEIN GROWTH & INCOME FUND, ET AL. ("Hindo Complaint") was filed against AllianceBernstein, AllianceBernstein Holding, AllianceBernstein Corporation, AXA Financial, certain investment company funds (the "U.S. Funds") distributed by AllianceBernstein Investments, Inc., a wholly-owned subsidiary of AllianceBernstein, the registrants and issuers of those funds, certain officers of AllianceBernstein (the "AllianceBernstein defendants"), and certain other unaffiliated defendants, as well as unnamed Doe defendants. The Hindo Complaint alleges that certain defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in "late trading" and "market timing" of U.S. Fund securities, violating various securities laws.

        Additional lawsuits making factual allegations generally similar to those in the Hindo Complaint were filed in various Federal and state courts against AllianceBernstein and certain other defendants. In September 2004, plaintiffs filed consolidated amended complaints with respect to four claim types: mutual fund shareholder claims; mutual fund derivative claims; derivative claims brought on behalf of AllianceBernstein Holding; and claims brought under ERISA by participants in the Profit Sharing Plan for Employees of AllianceBernstein.

        In April 2006, AllianceBernstein and attorneys for the plaintiffs in the mutual fund shareholder claims, mutual fund derivative claims, and ERISA claims entered into a confidential memorandum of understanding containing their agreement to settle these claims. The agreement will be documented by a stipulation of settlement and will be submitted for court approval at a later date. The settlement amount ($30 million), which AllianceBernstein previously accrued and disclosed, has been disbursed. The derivative claims brought on behalf of AllianceBernstein Holding, in which plaintiffs seek an unspecified amount of damages, remain pending.

                       -----------------------------------

        Although the outcome of litigation generally cannot be predicted with certainty, management intends to vigorously defend against the allegations made by the plaintiffs in the actions described above and believes that the ultimate resolution of the litigations described above involving AXA Equitable and/or its subsidiaries should not have a material adverse effect on the consolidated financial position of the Company. Management cannot make an estimate of loss, if any, or predict whether or not any of the litigations described above will have a material adverse effect on the Company's consolidated results of operations in any particular period.

        In addition to the type of matters described above, a number of lawsuits have been filed against life and health insurers in the jurisdictions in which AXA Equitable and its respective insurance subsidiaries do business involving insurers' sales practices, alleged agent misconduct, alleged failure to properly supervise agents, contract administration and other matters. Some of the lawsuits have resulted in the award of substantial judgments against other insurers, including material amounts of punitive damages, or in substantial settlements. In some states, juries have substantial discretion in awarding punitive damages. AXA Equitable and AXA Life, like other life and health insurers, from time to time are involved in such litigations. Some of these actions and proceedings filed against AXA Equitable and its subsidiaries have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on the Company's consolidated financial position or results of operations. However, it should be noted that the frequency of large damage awards, including large punitive damage awards that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgment in any given matter.


20)     INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

        AXA Equitable is restricted as to the amounts it may pay as dividends to AXA Financial. Under the New York Insurance Law, a domestic life insurer may, without prior approval of the Superintendent, pay a dividend to its shareholders not exceeding an amount calculated based on a statutory formula. This formula would permit AXA Equitable to pay shareholder dividends not greater than $656.7 million during 2008. Payment of dividends exceeding this amount requires the insurer to file notice of its intent to declare such dividends with the Superintendent who then has 30 days to disapprove the distribution. For 2007, 2006 and 2005, the Insurance Group statutory net income totaled $605.8 million, $532.3 million and $780.4 million, respectively. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $7,812.0 million and $7,907.5 million at December 31, 2007 and 2006, respectively. In 2007, 2006 and 2005, respectively, AXA Equitable paid shareholder dividends of $600.0 million, $600.0 million and $500.0 million.

        At December 31, 2007, the Insurance Group, in accordance with various government and state regulations, had $41.1 million of securities deposited with such government or state agencies.

        At December 31, 2007 and for the year then ended, there were no differences in net income and capital and surplus resulting from practices prescribed and permitted by the State of New York Insurance Department ("NYID") and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2007.

        Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total shareholder's equity under GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, income taxes are provided on the basis of amounts currently payable with provisions made for deferred amounts that reverse within one year while under GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in AllianceBernstein and AllianceBernstein Holding under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under GAAP; (g) the provision for future losses of the discontinued Wind-Up Annuities business is only required under GAAP; (h) reporting the surplus notes as a component of surplus in SAP but as a liability in GAAP; (i) computer software development costs are capitalized under GAAP but expensed under SAP; and
        (j) certain assets, primarily pre-paid assets, are not admissible under SAP but are admissible under GAAP.

        The following reconciles the Insurance Group's statutory change in surplus and capital stock and statutory surplus and capital stock determined in accordance with accounting practices prescribed by the NYID with net earnings and shareholder's equity on a GAAP basis.

                                                                  2007               2006                2005
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Net change in statutory surplus and
          capital stock....................................  $        71.7       $    1,386.5       $      779.6
        Change in AVR......................................         (167.2)             279.3              260.6
                                                            -----------------   ----------------   -----------------
        Net change in statutory surplus, capital stock
          and AVR..........................................          (95.5)           1,665.8            1,040.2
        Adjustments:
          Future policy benefits and policyholders'
            account balances...............................          415.1             (144.3)             (56.6)
          DAC..............................................          620.1              674.1              598.0
          Deferred income taxes............................         (677.8)             517.3              227.6
          Valuation of investments.........................            2.8                2.6               40.0
          Valuation of investment subsidiary...............          461.7           (2,122.7)          (1,278.3)
          Change in fair value of guaranteed minimum
             income benefit reinsurance contracts..........            6.9              (14.8)              42.6
          Shareholder dividends paid......................           600.0              600.0              500.0
          Changes in non-admitted assets...................           19.4              (57.4)                .5
          Other, net.......................................         (150.3)             (72.6)             (71.1)
          GAAP adjustments for Wind-up Annuities ..........           31.2               28.8               30.9
                                                            -----------------   ----------------   -----------------
        Consolidated Net Earnings .........................  $     1,233.6       $    1,076.8       $    1,073.8
                                                            =================   ================   =================

                                                                                  DECEMBER 31,
                                                            ---------------------------------------------------------
                                                                  2007               2006                2005
                                                            -----------------   ----------------   ------------------
                                                                                 (IN MILLIONS)

        Statutory surplus and capital stock................  $     6,569.3       $    6,497.6       $    5,111.1
        AVR................................................        1,242.7            1,409.9            1,130.6
                                                            -----------------   ----------------   ------------------
        Statutory surplus, capital stock and AVR...........        7,812.0            7,907.5            6,241.7
        Adjustments:
          Future policy benefits and policyholders'
            account balances...............................       (2,270.2)          (2,574.1)          (2,351.0)
          DAC..............................................        9,019.3            8,316.5            7,557.3
          Deferred income taxes............................       (1,089.3)            (627.1)          (1,294.6)
          Valuation of investments.........................          457.1              867.9            1,281.6
          Valuation of investment subsidiary...............       (4,458.3)          (4,920.0)          (2,797.3)
          Fair value of GMIB
             reinsurance contracts.........................          124.7              117.8              132.6
          Non-admitted assets..............................        1,014.5              994.5            1,051.6
          Issuance of surplus notes........................         (524.8)            (524.8)            (524.8)
          Adjustment to initially apply SFAS No.158,
             net of income taxes...........................           --               (449.5)              --
          Other, net.......................................           76.0              433.6              225.4
          GAAP adjustments for Wind-up Annuities...........            1.5              (59.9)             (80.6)
                                                            -----------------   ----------------   ------------------
        Consolidated Shareholder's Equity..................  $    10,162.5       $    9,482.4       $    9,441.9
                                                            =================   ================   ==================


21)     BUSINESS SEGMENT INFORMATION

        The following tables reconcile segment revenues and earnings from continuing operations before income taxes to total revenues and earnings as reported on the consolidated statements of earnings and segment assets to total assets on the consolidated balance sheets, respectively.

                                                                  2007               2006               2005
                                                            -----------------   ----------------  ------------------
                                                                                 (IN MILLIONS)

       SEGMENT REVENUES:
       Insurance..........................................   $     6,938.0       $     5,966.9     $     5,754.1
       Investment Management (1)..........................         4,561.8             4,002.7           3,265.0
       Consolidation/elimination..........................           (91.4)              (90.0)            (84.7)
                                                            -----------------   ----------------  ------------------
       Total Revenues.....................................   $    11,408.4       $     9,879.6     $     8,934.4
                                                            =================   ================  ==================


       (1) Intersegment investment advisory and other fees of approximately $128.9 million, $120.8 million and $123.7 million for 2007, 2006 and 2005, respectively, are included in total revenues of the Investment Management segment.

       SEGMENT EARNINGS FROM CONTINUING                             2007               2006               2005
          OPERATIONS BEFORE INCOME                          -----------------   ------------------ -----------------
          TAXES AND MINORITY INTEREST:                                             (IN MILLIONS)
       Insurance..........................................   $     1,298.9      $       881.9      $     1,110.0
       Investment Management..............................         1,383.9            1,190.0              924.2
       Consolidation/elimination..........................            --                 --                 --
                                                            -----------------   ------------------ -----------------
       Total Earnings from Continuing Operations
          before Income Taxes and Minority Interest.......   $     2,682.8      $     2,071.9      $     2,034.2
                                                            =================   ================== =================


                                                                       DECEMBER 31,
                                                            ------------------------------------
                                                                  2007               2006
                                                            -----------------   ----------------
                                                                        (IN MILLIONS)

       SEGMENT ASSETS:
       Insurance..........................................   $   144,962.2       $   133,047.0
       Investment Management..............................        14,962.7            16,239.4
       Consolidation/elimination..........................             1.1                 (.3)
                                                            -----------------   ----------------
       Total Assets.......................................   $   159,926.0       $   149,286.1
                                                            =================   ================


        In accordance with SEC regulations, securities with a fair value of $2.37 billion and $2.01 billion have been segregated in a special reserve bank custody account at December 31, 2007 and 2006, respectively for the exclusive benefit of securities broker-dealer or brokerage customers under Rule 15c3-3 of the Securities Exchange Act of 1934, as amended (the "Exchange Act").


22)     QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

        The quarterly results of operations for 2007 and 2006 are summarized below:

                                                                    THREE MONTHS ENDED
                                       ------------------------------------------------------------------------------
                                           MARCH 31           JUNE 30           SEPTEMBER 30          DECEMBER 31
                                       -----------------  -----------------   ------------------   ------------------
                                                                       (IN MILLIONS)
        2007
        ----
        Total Revenues................  $     2,677.9      $     2,608.2       $    2,938.5         $    3,183.8
                                       =================  =================   ==================   ==================

        Earnings from
          Continuing Operations.......  $       295.7      $       232.0       $      356.6         $      352.4
                                       =================  =================   ==================   ==================

        Net Earnings..................  $       299.6      $       218.2       $      362.4         $      353.4
                                       =================  =================   ==================   ==================

        2006
        ----
        Total Revenues................  $     2,241.6      $     2,607.3       $    2,413.3         $    2,617.4
                                       =================  =================   ==================   ==================

        Earnings from
          Continuing Operations.......  $       232.5      $       315.3       $      280.5         $      219.2
                                       =================  =================   ==================   ==================

        Net Earnings..................  $       235.2      $       314.2       $      308.6         $      218.8
                                       =================  =================   ==================   ==================


                                     PART C

                                OTHER INFORMATION
                                -----------------

Item 29.   Financial Statements and Exhibits
           ---------------------------------

           (a)   Financial Statements included in Part B.


            1. Separate Account Nos. 3 (Pooled), 4 (Pooled), 10 (Pooled), 13 (Pooled) (The Alliance Mid Cap Growth, Common Stock, Balanced and Bond Funds), and 66:
                 - Report of Independent Registered Public Accounting Firm -
                   PricewaterhouseCoopers LLP

            2.   Separate Account No. 3 (Pooled):
                 - Statements of Assets and Liabilities, December 31, 2007
                 - Statements of Operations and Changes in Net Assets for the
                   Years Ended December 31, 2007 and 2006
                 - Portfolio of Investments, December 31, 2007

            3.   Separate Account No. 4 (Pooled):
                 - Statements of Assets and Liabilities, December 31, 2007
                 - Statements of Operations and Changes in Net Assets for the
                   Years Ended December 31, 2007 and 2006
                 - Portfolio of Investments, December 31, 2007

            4.   Separate Account No. 10 (Pooled):
                 - Statement of Assets and Liabilities December 31, 2007
                 - Statements of Operations and Changes in Net Assets for the
                   Years Ended December 31, 2007 and 2006
                 - Portfolio of Investments, December 31, 2007

            5.   Separate Account No. 13 (Pooled):
                 - Statements of Assets and Liabilities, December 31, 2007
                 - Statements of Operations and Changes in Net Assets for the
                   Years Ended December 31, 2007 and 2006
                 - Portfolio of Investments, December 31, 2007

            6.   Separate Account No. 66:
                 - Statement of Assets and Liabilities, December 31, 2007
                 - Statement of Operations and Changes in Net Assets for the
                   Years Ended December 31, 2007 and 2006
                 - Portfolio of Investments, December 31, 2007

            7. Separate Account Nos. 3 (Pooled), 4 (Pooled), 10 (Pooled), 13 (Pooled), and 66: Notes to Financial Statements

            8.   AXA Equitable Life Insurance Company:
                 - Report of Independent Registered Public Accounting Firm -
                   PricewaterhouseCoopers LLP
                 - Consolidated Balance Sheets, as of December 31, 2007 and 2006
                 - Consolidated Statements of Earnings for the Years Ended
                   December 31, 2007, 2006 and 2005
                 - Consolidated Statements of Shareholder's Equity for the Years
                   Ended December 31, 2007, 2006 and 2005
                 - Consolidated Statements of Cash Flows for the Years Ended
                   December 31, 2007, 2006 and 2005
                 - Notes to Consolidated Financial Statements

            9.   AllianceBernstein L.P.:
                 - Report of Independent Registered Public Accounting Firm -
                   KPMG LLP
                 - Consolidated Statements of Income for the Year Ended
                   December 31, 2005;
                 - Consolidated Statements of Changes in Partners' Capital and
                   Comprehensive Income for the Year Ended December 31, 2005;
                 - Consolidated Statements of Cash Flows for the Year Ended
                   December 31, 2005;
                 - Notes to Consolidated Financial Statements.

           10.  AllianceBernstein Holding L.P.:
                 - Report of Independent Registered Public Accounting Firm -
                   KPMG LLP
                 - Statements of Income for the Year Ended December 31, 2005;
                 - Statements of Changes in Partners' Capital and Comprehensive
                   Income for the Year Ended December 31, 2005;
                 - Statements of Cash Flows for the Year Ended December 31,
                   2005;
                 - Notes to Financial Statements.


           (b)   Exhibits.

           The following Exhibits are filed herewith:

           1. Resolutions of the Board of Directors of AXA Equitable Life Insurance Company ("AXA Equitable") authorizing the establishment of Separate Account Nos. 3, 4 and 10 and additional similar separate accounts, incorporated by reference to Registration No. 2-91983 on Form N-3 of Registrant, filed April 14, 1986.

           2.    Not Applicable.

           3.    Not Applicable.

           4.    (a)    Investment Advisory Agreement between Equitable and
                        Equitable Investment Management Corporation dated
                        October 31, 1983, incorporated by reference to Registration No. 2-91983 on Form N-3 of Registrant filed on April 14, 1986.

                 (b) Investment Advisory and Management Agreement by and between Alliance Capital Management L.P., Alliance Corporate Finance Group Incorporated, an indirect wholly owned subsidiary of Alliance, and The Equitable Life Assurance Society of the United States, incorporated by reference to Exhibit No. 4(b) to Registration Statement No. 33-76028 filed on
                        March 3, 1994.

                 (c) Participation Agreement among EQ Advisors Trust, The Equitable Life Assurance Society of the United States, Equitable Distributors, Inc. and EQ Financial Consultants, Inc. (now AXA Advisors, LLC), dated as of the 14th day of April 1997, incorporated by reference to the Registration Statement of EQ Advisors Trust (File No. 333-17217) on Form N-1A, filed August 28, 1997.

                 (d) Form of Participation Agreement among AXA Premier VIP Trust, The Equitable Life Assurance Society of the United States, Equitable Distributors, Inc., AXA Distributors LLC, and AXA Advisors, LLC, incorporated by reference to Exhibit No. 8(b) to Registration Statement File No. 333-60730, filed on December 5, 2001.

           5.    (a)    Sales Agreement, dated as of January 1, 1996, by and
                        among Equico Securities, Inc., Equitable, and Separate
                        Account A, Separate Account No. 301 and Separate
                        Account No. 51, incorporated by reference to Exhibit
                        No. 4(d) to Registration Statement No. 33-76028 filed on April 29, 1996.

                 (b) Distribution Agreement for services by The Equitable Life Assurance Society of the United States to AXA Network, LLC and its subsidiaries dated January 1, 2000, incorporated by reference to Exhibit No. 3(d) to Registration Statement File No. 33-58950, filed on
                        April 19, 2001.

                 (c) Distribution Agreement for services by AXA Network, LLC and its subsidiaries to The Equitable Life Assurance Society of the United States dated January 1, 2000, incorporated by reference to Exhibit No. 3(e) to Registration File No. 33-58950, filed on April 19, 2001.

                 (d) General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Exhibit 3(h) to the Registration Statement on Form N-4, File No. 2-30070, filed April 19, 2005.

                 (e) First Amendment to General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to
                        Exhibit 3(i) to the Registration Statement on Form N-4, File No. 2-30070, filed April 19, 2004.

                 (f) Second Amendment to General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to
                        Exhibit 3(j) to the Registration Statement on Form N-4, File No. 2-30070, filed April 19, 2004.

                 (g) Third Amendment to General Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

                 (h) Fourth Amendment to General Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

                 (i) Fifth Amendment, dated as of November 1, 2006, to General Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference
                        Exhibit 4 (p) to the Registration Statement on Form N-4 (File No. 2-30070), filed on April 24, 2007.

           6.    (a)1   Group Annuity Contract AC 5000 - 83T (No. 15,740)
                        between Equitable and United States Trust Company of
                        New York as Trustee under Retirement Investment
                        Account Master Retirement Trust, incorporated by reference to Registration No. 2-91983 on Form N-3 of
                        Registrant filed April 14, 1986.

                 (a)2 Riders 1, 2, 3, 4, 5, 6 and 7 to Group Annuity Contract AC 5000 - 83T (No. 15,740) between Equitable and United States Trust Company of New York as Trustee under Retirement Investment Account Master Retirement Trust, as executed, incorporated by reference to Registration No. 2-91983 on Form N-3 of Registrant filed April 28, 1988.

                 (a)3 Form of Rider 8 to Group Annuity Contract AC 5000 - 83T (No. 15,740) between Equitable and United States Trust Company of New York as Trustee under Retirement Investment Account Master Retirement Trust, incorporated by reference to Registration No. 2-91983 on Form N-3 of Registrant filed February 25, 1992.

                 (a)4 Form of Rider 9 to Group Annuity Contract AC 5000 - 83T between Equitable and United States Trust Company of New York as Trustee under Retirement Investment Account Master Retirement Trust, incorporated by reference to Exhibit No. 6(a)4 to Registration Statement No. 33-76028 filed on March 3, 1994.

                 (b)1 Group Annuity Contract AC 5000 - 83E (No. 15,739) between Equitable and United States Trust Company of New York as Trustee under Retirement Investment Account Retirement Trust, incorporated by reference to Registration No. 2-91983 on Form N-3 of Registrant filed April 14, 1986.

                 (b)2 Riders l, 2, 3, 4, 5, 6 and 7 to Group Annuity Contract AC 5000 - 83E (No. 15,739) between Equitable and United States Trust Company of New York as Trustee under Retirement Investment Account Retirement Trust, as executed, incorporated by reference to Registration No. 2-91983 on Form N-3 of Registrant filed April 14, 1986.

                 (b)3 Form of Rider 8 to Group Annuity Contract AC 5000 - 83E (No. 15,739) between Equitable and United States Trust Company of New York, as Trustee under Retirement Investment Account Master Retirement Trust, incorporated by reference to Registration No. 2-91983 on Form N-3 of Registrant filed February 25, 1992.

                 (b)4 Form of Rider 9 to Group Annuity Contract AC 5000 - 83E between Equitable and United States Trust Company of New York, as Trustee under Retirement Investment Account Master Retirement Trust, incorporated by reference to Exhibit No. 6(b)4 to Registration Statement No. 33-76028 filed on March 3, 1994.

                 (c)1 Retirement Investment Account Master Retirement Trust effective as of January 1, 1979, incorporated by reference to Registration No. 2-91983 on Form N-3 of Registrant filed April 14, 1986.

                 (c)2 Amendment to the Retirement Investment Account Master Retirement Trust effective July 1, 1984,incorporated by reference to Registration No. 2-91983 on Form N-3 of Registrant filed April 14, 1986.

                 (c)3 Revised Retirement Investment Account Master Retirement Trust effective as of March 1, 1990, incorporated by reference to Registration No. 2-91983 on Form N-3 of Registrant filed April 27, 1990.

                 (c)4 Form of Restated Retirement Investment Account Master Retirement Trust as submitted to the Internal Revenue Service, incorporated by reference to Registration No. 2-91983 on Form N-3 of Registrant filed February 25, 1992.

           7.    (a)    Retirement Investment Account Enrollment Forms -
                        Including Participation and Enrollment Agreements, incorporated by reference to Registration No. 2-91983 on Form N-3 of Registrant filed April 14, 1986.

                 (b)(1) Supplementary Agreement to Master Retirement Trust
                        Participation Agreement, incorporated by reference to Registration No. 2-91983 on Form N-3 of Registrant filed April 14, 1986.

                 (b)(2) Supplementary Agreement B to Master Retirement Trust
                        Participation Agreement (RIA Loans), incorporated by reference to Registration No. 2-91983 on Form N-3 of Registrant filed April 28, 1988.

                 (b)(3) Form of Supplementary Agreement A to Master
                        Retirement Trust Participation Agreement (RIA Partial Funding), as amended, incorporated by reference to Registration No. 2-91983 on Form N-3 of Registrant filed April 30, 1991.

                 (b)(4) Form of Supplementary Agreement to Master Retirement
                        Trust Participation Agreement (The Bond Account), incorporated by reference to Registration No. 2-91983 on Form N-3 of Registrant filed February 25, 1992.

                 (c) Basic Installation Information Form, dated May, 1989, incorporated by reference to Registration No. 2-91983 on Form N-3 of Registrant filed April 24, 1992.

                 (d) RIA Installation Agreement, dated May, 1989, incorporated by reference to Registration No. 2-91983 on Form N-3 of Registrant filed April 24, 1992.

            8.   (a)    Copy of the Restated Charter of Equitable, as amended
                        January 1, 1997, incorporated by reference to Exhibit
                        No. 8(a) to the Registration Statement No. 333-23019 filed on March 7, 1997.

                 (b) Restated Charter of AXA Equitable, as amended December 6, 2004, incorporated herein by reference to Exhibit No.
                        3.2 to Form 10-K, (File No. 000-20501), filed on March 31, 2005.

                 (c) By-Laws of Equitable, as amended November 21, 1996, incorporated by reference to Exhibit No. 8(b) to the Registration Statement No. 333-23019 filed on
                        March 7, 1997.

                 (d) By-Laws of AXA Equitable, as amended September 7, 2004, incorporated herein by reference to Exhibit No. 6.(c) to Registration Statement on Form N-4, (File No. 333-05593), filed on April 20, 2006.



            9.   Not Applicable.

           10.   Not Applicable.

           11.   (a)    Form of Participation Agreement among EQ Advisors Trust,
                        Equitable, AXA Distributors LLC and AXA Advisors, LLC, incorporated herein by reference to Exhibit
                        23.(h)(4)(ix) to Post-Effective Amendment No. 27 to
                        Registration Statement on Form N-1A to the Registration
                        Statement of EQ Advisors Trust on Form N-1A (File Nos.
                        333-17217 and 811-07953), filed on January 15, 2004.


           12.   (a)    Opinion and consent of Hope E. Rosenbaum-Werner, Vice
                        President and Counsel of Equitable, incorporated by reference to Exhibit No. 12(a) to Registration
                        Statement No. 333-23019 filed on March 7, 1997.

                 (b) Opinion and Consent of Robin Wagner, Vice President and Counsel of Equitable previously filed with Registration Statement File No. 333-59406 on
                        April 24, 2001.

                 (c) Opinion and Consent of Dodie Kent, Vice President and Counsel of AXA Equitable, as to the legality of the securities being registered, previously filed with Registration Statement, File No. 333-59406 on April 27, 2004.

                 (d) Opinion and Consent of Dodie Kent, Esq., Vice President and Counsel of AXA Equitable, incorporated by reference to Exhibit No. 12(d) to Registration Statement No. 333-59406 on Form N-3, filed on April 28, 2006.

                 (e) Opinion and Consent of Dodie Kent, Esq., Vice President and Associate General Counsel of AXA Equitable, as to the legality of the securities being registered, incorporated herein by reference to post-effective amendment no. 1 on Form N-3 (File No. 333-142454) filed on April 30, 2007.

                 (f) Opinion of Dodie Kent, Esq., Vice President and Associate General Counsel of AXA Equitable, as to the legality of the securities being registered, filed herewith.

           13.   (a)(i) Consent of PricewaterhouseCoopers LLP.

                 (a)(ii)Consent of KPMG LLP.

                 (b) Powers of Attorney, incorporated herein by reference to post-effective amendment no. 1 on Form N-3 (File No. 333-142454) filed on April 30, 2007.

                 (c)    Powers of Attorney.

Item 30: Directors and Officers of AXA Equitable.

         Set forth below is information regarding the directors and principal officers of AXA Equitable. AXA Equitable's address is 1290 Avenue of Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of AXA Equitable.

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            AXA EQUITABLE
----------------                            -------------

DIRECTORS

Bruce W. Calvert                            Director
CALCAP LLC
231 Brushy Ridge Road
New Canaan, CT 06840

Henri de Castries                           Director
AXA
25, Avenue Matignon
75008 Paris, France

Denis Duverne                               Director
AXA
25, Avenue Matignon
75008 Paris, France

Charlynn Goins                              Director
New York City Health
  and Hospitals Corporation
125 Worth Street, Suite 519
New York, NY 10013

Anthony J. Hamilton                         Director
AXA UK plc
5 Old Broad Street
London, England EC2N 1AD

Mary R. (Nina) Henderson                    Director
Henderson Advisory Consulting
425 East 86th Street
Apt 12-C
New York, NY 10028

James F. Higgins                            Director
Morgan Stanley
Harborside Financial Center
Plaza Two, Second Floor
Jersey City, NJ  07311

Scott D. Miller                             Director
Six Sigma Academy
315 East Hopkins Avenue
Suite 401
Aspen, CO 81611

Joseph H. Moglia                            Director
TD Ameritrade Holding Corporation
4211 South 102nd Street
Omaha, NE 68127

Lorie A. Slutsky                            Director
The New York Community Trust
909 Third Avenue
New York, NY 10022

Ezra Suleiman                               Director
Princeton University
Corwin Hall
Princeton, NJ 08544

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            AXA EQUITABLE
----------------                            ---------

Peter J. Tobin                              Director
1 Briarwood Lane
Denville, NJ 07834

OFFICER-DIRECTORS
-----------------

*Christopher M. Condron                     Chairman of the Board, President,
                                            Chief Executive Officer
                                            and Director

OTHER OFFICERS
--------------

*Leon Billis                                Executive Vice President
                                            and AXA Group Deputy
                                            Chief Information Officer

*Harvey Blitz                               Senior Vice President

*Kevin R. Byrne                             Senior Vice President,
                                            Chief Investment Officer
                                            and Treasurer

*Stuart L. Faust                            Senior Vice President and
                                            Deputy General Counsel

*Alvin H. Fenichel                          Senior Vice President and
                                            Controller

*Jennifer Blevins                           Executive Vice President

*Mary Beth Farrell                          Executive Vice President

*William J. McDermott                       Executive Vice President

*Richard S. Dziadzio                        Executive Vice President and
                                            Chief Financial Officer

*Barbara Goodstein                          Executive Vice President

*Andrew McMahon                             Executive Vice President

*Andrew Raftis                              Senior Vice President and Auditor

*James D. Goodwin                           Senior Vice President

*Kevin E. Murray                            Executive Vice President and
                                            Chief Information Officer

*Karen Field Hazin                          Vice President, Secretary and
                                            Associate General Counsel

*Richard V. Silver                          Executive Vice President and
                                            General Counsel

*Naomi J. Weinstein                         Vice President

*Charles A. Marino                          Executive Vice President and
                                            Chief Actuary

*James A. Shepherdson                       Executive Vice President

Item 31. Persons Controlled by or Under Common Control with the Insurance Company or Registrant

Separate Account No. 13 of AXA Equitable Life Insurance Company (the "Separate Accounts") are separate accounts of AXA Equitable. AXA Equitable, a New York stock life insurance company is a wholly owned subsidiary of AXA Financial, Inc. (the "Holding Company").

              AXA owns 100% of the Holding Company's outstanding common stock plus convertible preferred stock. AXA is able to exercise significant influence over the operations and capital structure of the Holding Company and its subsidiaries, including AXA Equitable. AXA, a French company, is the holding company for an international group of insurance and related financial services companies.

              The AXA Organizational Charts 2007 are incorporated herein by reference to Exhibit 26 to Registration Statement (File No. 2-30070) on Form N-4, filed April 21, 2008.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART : Q4-2007
-------------------------------------------------------------
       AS OF: DECEMBER 31, 2007



                                                                                     State of        State of
                                                                        Type of     Incorp. or      Principal       Federal
                                                                       Subsidiary    Domicile       Operation      Tax ID #
                                                                       ----------   ----------      ---------      ---------
                                                                                    -------------------------------------------
AXA Financial, Inc.  (Notes 1 & 2)   **                                                 DE              NY        13-3623351
-------------------------------------------------------------------------------------------------------------------------------
     MONY Agricultural Investment Advisers, Inc.                       Operating        DE              CO        75-2961816
     --------------------------------------------------------------------------------------------------------------------------
     MONY Capital Management, Inc.                                     Operating        DE              NY        13-4194065
     --------------------------------------------------------------------------------------------------------------------------
     MONY Asset Management, Inc.                                       Operating        DE              NY        13-4194080
     --------------------------------------------------------------------------------------------------------------------------
     AXA Equitable Financial Services, LLC   (Notes 2 &16)                              DE              NY        52-2197822
     --------------------------------------------------------------------------------------------------------------------------
        AXA Financial (Bermuda) Ltd.*                                  Insurance      Bermuda        Bermuda      14-1903564
        -----------------------------------------------------------------------------------------------------------------------
        AXA Distribution Holding Corporation  (Note 2)                                  DE              NY        13-4078005
        -----------------------------------------------------------------------------------------------------------------------
           AXA Advisors, LLC     (Note 5)                                               DE              NY        13-4071393
           --------------------------------------------------------------------------------------------------------------------
           AXA Network, LLC     (Note 6)                               Operating        DE              NY        06-1555494
           --------------------------------------------------------------------------------------------------------------------
              AXA Network of Alabama, LLC                              Operating        AL              AL        06-1562392
              -----------------------------------------------------------------------------------------------------------------
              AXA Network of Connecticut, Maine and New York, LLC      Operating        DE              NY        13-4085852
              -----------------------------------------------------------------------------------------------------------------
              AXA Network Insurance Agency of Massachusetts, LLC       Operating        MA              MA        04-3491734
              -----------------------------------------------------------------------------------------------------------------
              AXA Network of Nevada, Inc.                              Operating        NV              NV        13-3389068
              -----------------------------------------------------------------------------------------------------------------
              AXA Network of Puerto Rico, Inc.                         Operating       P.R.            P.R.       66-0577477
              -----------------------------------------------------------------------------------------------------------------
              AXA Network Insurance Agency of Texas, Inc.              Operating        TX              TX        75-2529724
         ----------------------------------------------------------------------------------------------------------------------
        AXA Equitable Life Insurance Company (Note 2 & 9) *            Insurance        NY              NY        13-5570651
        -----------------------------------------------------------------------------------------------------------------------
           AXA Life and Annuity Company * (Note 10)                    Insurance        CO              CO        13-3198083
           --------------------------------------------------------------------------------------------------------------------
           Equitable Deal Flow Fund, L.P.                              Investment       DE              NY        13-3385076
           --------------------------------------------------------------------------------------------------------------------
              Equitable Managed Assets, L.P.                           Investment       DE              NY        13-3385080
           --------------------------------------------------------------------------------------------------------------------
           Real Estate Partnership Equities (various)                  Investment       **                             -
           --------------------------------------------------------------------------------------------------------------------
           Equitable Holdings, LLC  (Notes 3 & 4)                         HCO           NY              NY        22-2766036
           --------------------------------------------------------------------------------------------------------------------
              See Attached Listing A
              -----------------------------------------------------------------------------------------------------------------
           ACMC, Inc.     (Note 4)                                        HCO           DE              NY        13-2677213
           --------------------------------------------------------------------------------------------------------------------
           EVSA, Inc.                                                  Investment       DE              PA        23-2671508
        ------------------------------------------------------------------------------------------------------
        MONY Life Insurance Company *                                  Insurance        NY              NY        13-1632487
        -----------------------------------------------------------------------------------------------------------------------
              See Attached Listing C
              -----------------------------------------------------------------------------------------------------------------

                                                                                        Parent's
                                                                          Number of    Percent of
                                                                            Shares      Ownership           Comments
                                                                            Owned      or Control    (e.g., Basis of Control)
                                                                            -----      ----------    ------------------------

AXA Financial, Inc.  (Notes 1 & 2)   **
-----------------------------------------------------------------------
     MONY Agricultural Investment Advisers, Inc.                                         100.00%
     ------------------------------------------------------------------
     MONY Capital Management, Inc.                                                       100.00%
     ------------------------------------------------------------------
     MONY Asset Management, Inc.                                                         100.00%
     ------------------------------------------------------------------
     AXA Equitable Financial Services, LLC   (Notes 2 & 16)                      -       100.00%
     ------------------------------------------------------------------
        AXA Financial (Bermuda) Ltd.*                                      250,000       100.00%
        ---------------------------------------------------------------
        AXA Distribution Holding Corporation  (Note 2)                       1,000       100.00%
        ---------------------------------------------------------------
           AXA Advisors, LLC     (Note 5)                                        -       100.00%
           ------------------------------------------------------------
           AXA Network, LLC     (Note 6)                                         -       100.00%
           ------------------------------------------------------------
              AXA Network of Alabama, LLC                                        -       100.00%
              ---------------------------------------------------------
              AXA Network of Connecticut, Maine and New York, LLC                -       100.00%
              ---------------------------------------------------------
              AXA Network Insurance Agency of Massachusetts, LLC                 -       100.00%
              ---------------------------------------------------------
              AXA Network of Nevada, Inc.                                                100.00%
              ---------------------------------------------------------
              AXA Network of Puerto Rico, Inc.                                           100.00%
              ---------------------------------------------------------
              AXA Network Insurance Agency of Texas, Inc.                    1,050       100.00%
         --------------------------------------------------------------
        AXA Equitable Life Insurance Company (Note 2 & 9) *              2,000,000       100.00%     NAIC # 62944
        ---------------------------------------------------------------
           AXA Life and Annuity Company * (Note 10)                      1,000,000       100.00%     NAIC # 62880
           ------------------------------------------------------------
           Equitable Deal Flow Fund, L.P.                                        -             -     G.P & L.P.
           ------------------------------------------------------------
              Equitable Managed Assets, L.P.                                     -             -     G.P.
           ------------------------------------------------------------
           Real Estate Partnership Equities (various)                            -             -     **
           ------------------------------------------------------------
           Equitable Holdings, LLC  (Notes 3 & 4)                                -       100.00%
           ------------------------------------------------------------
              See Attached Listing A
              ---------------------------------------------------------
           ACMC, Inc.     (Note 4)                                       5,000,000       100.00%
           ------------------------------------------------------------
           EVSA, Inc.                                                           50       100.00%
        ---------------------------------------------------------------
        MONY Life Insurance Company *                                                    100.00%
        ---------------------------------------------------------------
              See Attached Listing C
              ---------------------------------------------------------

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART : Q4-2007
-------------------------------------------------------------

      * Affiliated Insurer

     ** Information relating to Equitable's Real Estate Partnership Equities is disclosed in Schedule BA, Part 1 of AXA Equitable Life's Annual Statement, which has been filed with the N.Y.S. Insurance Department.

    *** All subsidiaries are corporations, except as otherwise noted.

        1. The Equitable Companies Incorporated changed its name to AXA Financial, Inc. on Sept. 3, 1999.

        2. Effective Sept. 20, 1999, AXA Financial, Inc. transferred ownership of Equitable Life to AXA Client Solutions, LLC, which was formed on July 19, 1999.
            Effective January 1, 2002, AXA Client Solutions, LLC transferred ownership of Equitable Life and AXA Distribution Holding Corp. to AXA Financial, Inc.
            Effective May 1, 2002, AXA Client Solutions, LLC changed its name to AXA Financial Services, LLC.
            Effective June 1, 2002, AXA Financial, Inc. transferred ownership of Equitable Life and AXA Distribution Holding Corp. to AXA Financial Services, LLC.
            Effective November 30, 2007, the name of AXA Financial Services, LLC was changed to AXA Equitable Financial Services, LLC.

        3. Equitable Holding Corp. was merged into Equitable Holdings, LLC on Dec. 19, 1997.

        4.  In October 1999, AllianceBernstein Holding L.P.
            ("AllianceBernstein Holding L.P.") reorganized by transferring its business and assets to AllianceBernstein L.P., a newly formed private partnership ("AllianceBernstein").

            As of December 31, 2007, AXF and its subsidiaries owned 63.18% of the issued and outstanding units of limited partnership interest in AllianceBernstein (the "AllianceBernstein Units"), as follows:

                   AXF held directly 40,861,854 AllianceBernstein Units
                   (15.54%),
                   AXA Equitable Life directly owned 8,384,240 AllianceBernstein Units (3.19%),
                   ACMC, Inc. owned 66,220,822 AllianceBernstein Units (25.18%), and
                   ECMC, LLC owned 40,880,637 AllianceBernstein Units (15.55%).

               On December 21, 2004, AXF contributed 4,389,192 (1.67%) AllianceBernstein Units to MONY Life and 1,225,000 (.47%) AllianceBernstein Units to MLOA.

               AllianceBernstein Corporation also owns a 1% general partnership interest in AllianceBernstein L.P.

               In addition, ECMC, LLC and ACMC, Inc. each own 722,178 units (0.27% each), representing assignments of beneficial ownership of limited partnership interests in AllianceBernstein Holding (the "AllianceBernstein Holding Units"). AllianceBernstein Corporation owns 100,000 units of general partnership interest (0.04%), in AllianceBernstein Holding L.P. AllianceBernstein Holding Units are publicly traded on the New York Stock exchange.

        5. EQ Financial Consultants (formerly, Equico Securities, Inc.) was merged into AXA Advisors, LLC on Sept. 20, 1999. AXA Advisors, LLC was transferred from Equitable Holdings, LLC to AXA Distribution Holding Corporation on Sept. 21, 1999.

        6. Effective March 15, 2000, Equisource of New York, Inc. and 14 of its subsidiaries were merged into AXA Network, LLC, which was then sold to AXA Distribution Holding Corp. EquiSource of Alabama, Inc. became AXA Network of Alabama, LLC. EquiSource Insurance Agency of Massachusetts, Inc. became AXA Network Insurance Agency of Massachusetts, LLC. Equisource of Nevada, Inc., of Puerto Rico, Inc., and of Texas, Inc., changed their names from "EquiSource" to become "AXA Network", respectively. Effective February 1, 2002, Equitable Distributors Insurance Agency of Texas, Inc. changed its name to AXA Distributors Insurance Agency of Texas, Inc. Effective February 13, 2002 Equitable Distributors Insurance Agency of Massachusetts, LLC changed its name to AXA Distributors Insurance Agency of Massachusetts, LLC.

        7. Effective June 6, 2000, Frontier Trust Company was sold by ELAS to AXF and merged into Frontier Trust Company, FSB.

        8. Effective June 1, 2001, Equitable Structured Settlement Corp was transferred from ELAS to Equitable Holdings, LLC.

        9. Effective September 2004, The Equitable Life Assurance Society of the United States changed its name to AXA Equitable Life Insurance Company.

        10. Effective September 2004, The Equitable of Colorado changed its name to AXA Life and Annuity Company. 11.Effective February 18, 2005, MONY Realty Capital, Inc. was sold.

        12. Effective May 26, 2005, Matrix Capital Markets Group was sold.

        12. Effective May 26, 2005, Matrix Private Equities was sold.

        13. Effective December 2, 2005, Advest Group was sold.

        14. Effective February 24, 2006, Alliance Capital Management Corporation changed its name to AllianceBernstein Corporation.

        15. Effective July 11, 2007, Frontier Trust Company, FSB was sold.

        16. Effective November 30, 2007, AXA Financial Services, LLC changed its name to AXA Equitable Financial Services, LLC.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART : Q4-2007
-------------------------------------------------------------

Dissolved:     - On November 3, 2000, Donaldson, Lufkin & Jenrette, Inc. was sold to Credit Suisse Group.
               - 100 Federal Street Funding Corporation was dissolved August 31, 1998.
               - 100 Federal Street Realty Corporation was dissolved December 20, 2001.
               - CCMI Corp. was dissolved on October 7, 1999.
               - ELAS Realty, Inc. was dissolved January 29, 2002.
               - EML Associates, L.P. was dissolved March 27, 2001.
               - EQ Services, Inc. was dissolved May 11, 2001.
               - Equitable BJVS, Inc. was dissolved October 3, 1999.
               - Equitable Capital Management Corp. became ECMC, LLC on November 30, 1999.
               - Equitable JV Holding Corp. was dissolved on June 1, 2002.
               - Equitable JVS II, Inc. was dissolved December 4, 1996
               - Equitable Underwriting & Sales Agency (Bahamas) Ltd. was dissolved on December 31, 2000.
               - EREIM LP Associates (L.P.) was dissolved March 27, 2001.
               - EREIM Managers Corporation was dissolved March 27, 2001.
               - EVLICO East Ridge, Inc. was dissolved Jan. 13, 2001
               - EVLICO, Inc. was dissolved in 1999.
               - Franconom, Inc. was dissolved on December 4, 2000.
               - GP/EQ Southwest, Inc. was dissolved October 21, 1997
               - HVM Corp. was dissolved on Feb. 16, 1999.
               - ML/EQ Real Estate Portfolio, L.P. was dissolved March 27, 2001.
               - Prime Property Funding, Inc. was dissolved in Feb. 1999.
               - Sarasota Prime Hotels, Inc. became Sarasota Prime Hotels, LLC.
               - Six-Pac G.P., Inc. was dissolved July 12,1999
               - Paramount Planners, LLC., a direct subsidiary of AXA Distribution Holding Corporation, was dissolved on December 5, 2003
               - Equitable Rowes Wharf, Inc. was dissolved October 12, 2004
               - ECLL Inc. was dissolved July 15, 2003
               - MONY Realty Partners, Inc. was dissolved February 2005.
               - Wil-Gro, Inc. was dissolved June, 2005.
               - Sagamore Financial LLC was dissolved August 31, 2006.
               - Equitable JVS was dissolved August, 2007.
               - Astor Times Square Corp. dissolved as of April 2007.
               - Astor/Broadway Acquisition Corp. dissolved as of August 2007.
               - PC Landmark, Inc. has been administratively dissolved.
               - EJSVS, Inc. has been administratively dissolved.
               - STCS, Inc. was dissolved on August 15, 2007.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART : Q4-2007
-------------------------------------------------------------
LISTING A - EQUITABLE HOLDINGS, LLC
-----------------------------------



                                                                                           State of      State of
                                                                              Type of     Incorp. or    Principal     Federal
                                                                             Subsidiary    Domicile     Operation    Tax ID #
                                                                             ----------    --------     ---------    ---------
AXA Financial, Inc.
---------------------------------------------------------------------------
     AXA Equitable Financial Services, LLC   (Note 2)
     ----------------------------------------------------------------------
        AXA Equitable Life Insurance Company *
        -------------------------------------------------------------------
           Equitable Holdings, LLC
           ---------------------------------------------------------------------------------------------------------------------
              ELAS Securities Acquisition Corporation                        Operating        DE            NY      13-3049038
              ------------------------------------------------------------------------------------------------------------------
              Equitable Casualty Insurance Company*                          Operating        VT            VT      06-1166226
              ------------------------------------------------------------------------------------------------------------------
              ECMC, LLC   (See Note 4 on Page 2)                             Operating        DE            NY      13-3266813
              ------------------------------------------------------------------------------------------------------------------
                 Equitable Capital Private Income & Equity
                   Partnership II, L.P.                                      Investment       DE            NY      13-3544879
                 ---------------------------------------------------------------------------------------------------------------
              AllianceBernstein Corporation (See Note 4 on Page 2)           Operating        DE            NY      13-3633538
              ------------------------------------------------------------------------------------------------------------------
                 See Attached Listing B
                 ------------------------------------------------------------                                      -------------
              AXA Distributors, LLC                                          Operating        DE            NY      52-2233674
              ------------------------------------------------------------------------------------------------------------------
                 AXA  Distributors Insurance Agency of Alabama, LLC          Operating        DE            AL      52-2255113
                 ---------------------------------------------------------------------------------------------------------------
                 AXA Distributors Insurance Agency, LLC                      Operating        DE        CT, ME,NY   06-1579051
                 ---------------------------------------------------------------------------------------------------------------
                 AXA Distributors Insurance Agency of Massachusetts, LLC     Operating        MA            MA      04-3567096
                 ---------------------------------------------------------------------------------------------------------------
                 AXA Distributors Insurance Agency of Texas, Inc.            Operating        TX            TX      74-3006330
                 ---------------------------------------------------------------------------------------------------------------
              J.M.R. Realty Services, Inc.                                   Operating        DE            NY      13-3813232
              ------------------------------------------------------------------------------------------------------------------
              Equitable Structured Settlement Corp.  (See Note 8 on Page 2)  Operating        DE            NJ      22-3492811
              ------------------------------------------------------------------------------------------------------------------

                                                                                              Parent's
                                                                                  Number of  Percent of
                                                                                   Shares    Ownership         Comments
                                                                                    Owned    or Control  (e.g., Basis of Control)
                                                                                    -----    ----------  ------------------------
AXA Financial, Inc.
-------------------------------------------------------------------------------
     AXA Equitable Financial Services, LLC   (Note 2)
     --------------------------------------------------------------------------
        AXA Equitable Life Insurance Company *
        -----------------------------------------------------------------------
           Equitable Holdings, LLC
           --------------------------------------------------------------------
              ELAS Securities Acquisition Corporation                                 500     100.00%
              -----------------------------------------------------------------
              Equitable Casualty Insurance Company*                                 1,000     100.00%
              -----------------------------------------------------------------
              ECMC, LLC   (See Note 4 on Page 2)                                        -     100.00%
              -----------------------------------------------------------------
                 Equitable Capital Private Income & Equity                                                ECMC is G.P.
                   Partnership II, L.P.                                                 -           -     ("Deal Flow Fund II")
                 --------------------------------------------------------------
              AllianceBernstein Corporation (See Note 4 on Page 2)                    100     100.00%
              -----------------------------------------------------------------
                 See Attached Listing B
                 --------------------------------------------------------------
              AXA Distributors, LLC                                                     -     100.00%
              -----------------------------------------------------------------
                 AXA  Distributors Insurance Agency of Alabama, LLC                     -     100.00%
                 --------------------------------------------------------------
                 AXA Distributors Insurance Agency, LLC                                 -     100.00%
                 --------------------------------------------------------------
                 AXA Distributors Insurance Agency of Massachusetts, LLC                -     100.00%
                 --------------------------------------------------------------
                 AXA Distributors Insurance Agency of Texas, Inc.                   1,000     100.00%
                 --------------------------------------------------------------
              J.M.R. Realty Services, Inc.                                          1,000     100.00%
              -----------------------------------------------------------------
              Equitable Structured Settlement Corp.  (See Note 8 on Page 2)           100     100.00%
              -----------------------------------------------------------------

*  Affiliated Insurer

   Equitable Investment Corp merged into Equitable Holdings, LLC on November 30,
     1999.
   Equitable Capital Management Corp. became ECMC, LLC on November 30, 1999. Effective March 15, 2000, Equisource of New York, Inc. and its subsidiaries were merged into AXA Network, LLC, which was then sold to AXA Distribution Holding Corp.
   Effective January 1, 2002, Equitable Distributors, Inc. merged into AXA
     Distributors, LLC.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART : Q4-2007
-------------------------------------------------------------
LISTING B - ALLIANCEBERNSTEIN CORPORATION
-----------------------------------------


                                                                                              State of      State of
                                                                                 Type of     Incorp. or    Principal       Federal
                                                                                Subsidiary    Domicile     Operation      Tax ID #
                                                                                ----------    --------     ---------      --------
AXA Financial, Inc.
------------------------------------------------------------------------------
     AXA Equitable Financial Services, LLC   (Note 2)
     -------------------------------------------------------------------------
        AXA Equitable Life Insurance Company*
        ----------------------------------------------------------------------
            Equitable Holdings, LLC
           -------------------------------------------------------------------
              AllianceBernstein Corporation


              --------------------------------------------------------------------------------------------------------------------
                 AllianceBernstein Holding L.P. (See Note 4 on Page 2)           Operating        DE          NY        13-3434400
                 -----------------------------------------------------------------------------------------------------------------
                 AllianceBernstein L.P.  (See Note 4 on Page 2)                  Operating        DE          NY        13-4064930
                 -----------------------------------------------------------------------------------------------------------------
                    AllianceBernstein Trust Company, LLC                         Operating
                    --------------------------------------------------------------------------------------------------------------
                    Cursitor Alliance LLC                                            HCO          DE          MA        22-3424339
                    --------------------------------------------------------------------------------------------------------------
                    Alliance Capital Management LLC                                  HCO          DE          NY             -
                    --------------------------------------------------------------------------------------------------------------
                       Sanford C. Bernstein & Co., LLC                           Operating        DE          NY        13-4132953
                       -----------------------------------------------------------------------------------------------------------
                    AllianceBernstein Corporation of Delaware                        HCO          DE          NY        13-2778645
                    --------------------------------------------------------------------------------------------------------------
                       ACAM Trust Company Private Ltd.                           Operating       India      India            -
                       -----------------------------------------------------------------------------------------------------------
                       AllianceBernstein (Argentina) S.R.L.                      Operating     Argentina   Argentina         -
                       -----------------------------------------------------------------------------------------------------------
                       ACM Software Services Ltd.                                Operating        DE          NY        13-3910857
                       -----------------------------------------------------------------------------------------------------------
                       Alliance Barra Research Institute, Inc.                      HCO           DE          NY        13-3548918
                       -----------------------------------------------------------------------------------------------------------
                       AllianceBernstein Japan Inc.                                 HCO           DE        Japan            -
                       -----------------------------------------------------------------------------------------------------------
                                AllianceBernstein Japan Ltd.                     Operating       Japan      Japan            -
                       -----------------------------------------------------------------------------------------------------------
                       AllianceBernstein Invest. Management Australia Limited    Operating     Australia   Australia         -
                       -----------------------------------------------------------------------------------------------------------
                                Far Eastern Alliance Asset Management            Operating      Taiwan      Taiwan           -
                                --------------------------------------------------------------------------------------------------
                       AllianceBernstein Global Derivatives Corp.                Operating        DE          NY        13-3626546
                       -----------------------------------------------------------------------------------------------------------
                       AllianceBernstein Investimentos (Brazil) Ltda.            Operating      Brazil      Brazil           -
                       -----------------------------------------------------------------------------------------------------------
                       AllianceBernstein Limited                                 Operating       U.K.        U.K.            -
                       -----------------------------------------------------------------------------------------------------------
                                ACM Bernstein GmbH                               Operating      Germany    Germany           -
                                --------------------------------------------------------------------------------------------------
                                AllianceBernstein Services Limited               Operating       U.K.        U.K.            -
                                --------------------------------------------------------------------------------------------------
                       AllianceBernstein (Luxembourg) S.A.                       Operating       Lux.        Lux.            -
                       -----------------------------------------------------------------------------------------------------------
                                AllianceBernstein (France) SAS                   Operating      France      France           -
                       -----------------------------------------------------------------------------------------------------------
                                ACMBernstein (Deutschland) GmbH                  Operating      Germany    Germany           -
                       -----------------------------------------------------------------------------------------------------------
                       Alliance Capital Management (Asia) Ltd.                      HCO           DE       Singapore    13-3752293
                       -----------------------------------------------------------------------------------------------------------
                       AllianceBernstein Australia Limited                       Operating     Australia   Australia         -
                       -----------------------------------------------------------------------------------------------------------
                       AllianceBernstein Canada, Inc.                            Operating      Canada      Canada      13-3630460
                       -----------------------------------------------------------------------------------------------------------
                       AllianceBernstein New Zealand Limited                     Operating    New Zealand  New Zealand       -
                       -----------------------------------------------------------------------------------------------------------

                                                                                  Number    Parent's
                                                                                    of      Percent of
                                                                                  Shares    Ownership           Comments
                                                                                  Owned     or Control   (e.g., Basis of Control)
                                                                                  -----     ----------   ------------------------
AXA Financial, Inc.
-----------------------------------------------------------------------------
     AXA Equitable Financial Services, LLC   (Note 2)
     ------------------------------------------------------------------------
        AXA Equitable Life Insurance Company*
        ---------------------------------------------------------------------
            Equitable Holdings, LLC
           ------------------------------------------------------------------
              AllianceBernstein Corporation                                                             owns 1% GP interest in
                                                                                                        AllianceBernstein L.P. and
                                                                                                        and 100,000 GP units in
                                                                                                        AllianceBernstein Holding
                                                                                                        L.P.
              ---------------------------------------------------------------
                 AllianceBernstein Holding L.P. (See Note 4 on Page 2)
                 ------------------------------------------------------------
                 AllianceBernstein L.P.  (See Note 4 on Page 2)
                 ------------------------------------------------------------
                    AllianceBernstein Trust Company, LLC                                 100.00%        Sole member interest
                    ---------------------------------------------------------
                    Cursitor Alliance LLC                                                100.00%
                    ---------------------------------------------------------
                    Alliance Capital Management LLC                                      100.00%
                    ---------------------------------------------------------
                       Sanford C. Bernstein & Co., LLC                                   100.00%
                       ------------------------------------------------------
                    AllianceBernstein Corporation of Delaware                      10    100.00%
                    ---------------------------------------------------------
                       ACAM Trust Company Private Ltd.                                   100.00%
                       ------------------------------------------------------
                       AllianceBernstein (Argentina) S.R.L.                               99.00%        AllianceBernstein Oceanic
                                                                                                        Corporation owns 1%
                       ------------------------------------------------------
                       ACM Software Services Ltd.                                        100.00%
                       ------------------------------------------------------
                       Alliance Barra Research Institute, Inc.                  1,000    100.00%
                       ------------------------------------------------------
                       AllianceBernstein Japan Inc.
                       ------------------------------------------------------
                                AllianceBernstein Japan Ltd.                             100.00%
                       ------------------------------------------------------
                       AllianceBernstein Invest. Management Australia Limited            100.00%
                       ------------------------------------------------------
                                Far Eastern Alliance Asset Management                     20.00%        3rd parties = 80%
                                ---------------------------------------------
                       AllianceBernstein Global Derivatives Corp.               1,000    100.00%
                       ------------------------------------------------------
                       AllianceBernstein Investimentos (Brazil) Ltda.                     99.00%        AllianceBernstein Oceanic
                                                                                                        Corporation owns 1%
                       ------------------------------------------------------
                       AllianceBernstein Limited                              250,000    100.00%
                       ------------------------------------------------------
                                ACM Bernstein GmbH                                       100.00%
                                ---------------------------------------------
                                AllianceBernstein Services Limited              1,000    100.00%
                                ---------------------------------------------
                       AllianceBernstein (Luxembourg) S.A.                      3,999     99.98%        AllianceBernstein Oceanic
                                                                                                        Corporation owns .025%
                       ------------------------------------------------------
                                AllianceBernstein (France) SAS                           100.00%
                       ------------------------------------------------------
                                ACMBernstein (Deutschland) GmbH                          100.00%
                       ------------------------------------------------------
                       Alliance Capital Management (Asia) Ltd.                           100.00%
                       ------------------------------------------------------
                       AllianceBernstein Australia Limited                                50.00%        3rd party (NMFM) owns 50%
                       ------------------------------------------------------
                       AllianceBernstein Canada, Inc.                          18,750    100.00%
                       ------------------------------------------------------
                       AllianceBernstein New Zealand Limited                              50.00%        3rd party (NMFM) owns 50%
                       ------------------------------------------------------

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART : Q4-2007
-------------------------------------------------------------

LISTING B - ALLIANCEBERNSTEIN CORPORATION
-----------------------------------------



                                                                                               State of        State of
                                                                                  Type of     Incorp. or      Principal     Federal
                                                                                 Subsidiary    Domicile       Operation     Tax ID #
                                                                                 ----------    --------       ---------     --------
AXA Financial, Inc.
----------------------------------------------------------------------------
   AXA Equitable Financial Services, LLC   (Note 2)
   ------------------------------------------------------------------------
     AXA Equitable Life Insurance Company*
     ----------------------------------------------------------------------
       Equitable Holdings, LLC
       --------------------------------------------------------------------
         AllianceBernstein Corporation
         ------------------------------------------------------------------
           AllianceBernstein L.P.
           ----------------------------------------------------------------
              AllianceBernstein Corporation of Delaware (Cont'd)
              -------------------------------------------------------------------------------------------------------------------
                 AllianceBernstein Investment Research (Proprietary) Limited     Operating    So Africa   So Africa        -
                 ----------------------------------------------------------------------------------------------------------------
                 AllianceBernstein (Singapore) Ltd.                              Operating    Singapore   Singapore        -
                 ----------------------------------------------------------------------------------------------------------------
                 Alliance Capital (Mauritius) Private Ltd.                          HCO       Mauritius   Mauritius        -
                          -------------------------------------------------------------------------------------------------------
                          Alliance Capital Asset Management (India) Private      Operating      India       India          -
                          -------------------------------------------------------------------------------------------------------
                          AllianceBernstein Invest. Res. & Manag. (India) Pvt.   Operating      India       India          -
                          -------------------------------------------------------------------------------------------------------
                 AllianceBernstein Oceanic Corporation                              HCO          DE           NY      13-3441277
                 ----------------------------------------------------------------------------------------------------------------
                 Alliance Capital Real Estate, Inc.                              Operating       DE           NY      13-3441277
                 ----------------------------------------------------------------------------------------------------------------
                 Alliance Corporate Finance Group Incorporated                   Operating       DE           NY      52-1671668
                 ----------------------------------------------------------------------------------------------------------------
                 Alliance Eastern Europe, Inc.                                      HCO          DE           NY      13-3802178
                 ----------------------------------------------------------------------------------------------------------------
                 AllianceBernstein ESG Venture Management, L.P.                     HCO          DE           NY           -
                 ----------------------------------------------------------------------------------------------------------------
                          AllianceBernstein Venture Fund 1, L.P.                 Operating       DE           NY           -
                 ----------------------------------------------------------------------------------------------------------------
                 AllianceBernstein Investments, Inc.                             Operating       DE           NY      13-3191825
                 ----------------------------------------------------------------------------------------------------------------
                 AllianceBernstein Investor Services, Inc.                       Operating       DE           TX      13-3211780
                 ----------------------------------------------------------------------------------------------------------------
                 AllianceBernstein Hong Kong Limited                             Operating    Hong Kong   Hong Kong        -
                 ----------------------------------------------------------------------------------------------------------------
                          AllianceBernstein Taiwan Limited                       Operating     Taiwan       Taiwan         -
                          -------------------------------------------------------------------------------------------------------
                          ACM New-Alliance (Luxembourg) S.A.                     Operating      Lux.         Lux.          -
                 ----------------------------------------------------------------------------------------------------------------
                 Sanford C. Bernstein Limited                                    Operating      U.K.         U.K.          -
                 ----------------------------------------------------------------------------------------------------------------
                          Sanford C. Bernstein (CREST Nominees) Ltd.             Operating      U.K.         U.K.          -
                 ----------------------------------------------------------------------------------------------------------------
                 Sanford C. Bernstein Proprietary Limited                        Operating    Australia   Australia        -
                 ----------------------------------------------------------------------------------------------------------------
                 Whittingdale Holdings Ltd.                                         HCO         U.K.         U.K.          -
                 ----------------------------------------------------------------------------------------------------------------
                          ACM Investments Limited                                Operating      U.K.         U.K.          -
                          -------------------------------------------------------------------------------------------------------
                          AllianceBernstein Fixed Income Limited                 Operating      U.K.         U.K.          -
                          -------------------------------------------------------------------------------------------------------
                                                                                     Number     Parent's
                                                                                       of      Percent of
                                                                                     Shares    Ownership           Comments
                                                                                     Owned     or Control   (e.g., Basis of Control)
                                                                                     -----     ----------   ------------------------
AXA Financial, Inc.
----------------------------------------------------------------------------------
  AXA Equitable Financial Services, LLC   (Note 2)
  --------------------------------------------------------------------------------
     AXA Equitable Life Insurance Company*
     -----------------------------------------------------------------------------
        Equitable Holdings, LLC
        --------------------------------------------------------------------------
           AllianceBernstein Corporation
           -----------------------------------------------------------------------
              AllianceBernstein L.P.
              --------------------------------------------------------------------
                 AllianceBernstein Corporation of Delaware (Cont'd)
                 -----------------------------------------------------------------
                    AllianceBernstein Investment Research (Proprietary) Limited                100.00%
                    --------------------------------------------------------------
                    AllianceBernstein (Singapore) Ltd.                                         100.00%
                    --------------------------------------------------------------
                    Alliance Capital (Mauritius) Private Ltd.                                  100.00%
                       -----------------------------------------------------------
                       Alliance Capital Asset Management (India) Private Ltd                    75.00%     3rd party (Ankar Capital
                                                                                                           India Pvt. Ltd.) owns 25%
                       -----------------------------------------------------------
                       AllianceBernstein Invest. Res. & Manag. (India) Pvt.                    100.00%
                       -----------------------------------------------------------
                    AllianceBernstein Oceanic Corporation                            1,000     100.00%
                    --------------------------------------------------------------
                    Alliance Capital Real Estate, Inc.                                         100.00%
                    --------------------------------------------------------------
                    Alliance Corporate Finance Group Incorporated.                   1,000     100.00%
                    --------------------------------------------------------------
                    Alliance Eastern Europe, Inc.                                              100.00%
                    --------------------------------------------------------------
                    AllianceBernstein ESG Venture Management, L.P.                             100.00%    General Partner to EGG Fun
                    --------------------------------------------------------------
                       AllianceBernstein Venture Fund 1, L.P.                                   10.00%    GP Interest
                    --------------------------------------------------------------
                    AllianceBernstein Investments, Inc.                              100       100.00%
                    --------------------------------------------------------------
                    AllianceBernstein Investor Services, Inc.                        100       100.00%
                    --------------------------------------------------------------
                    AllianceBernstein Hong Kong Limited                                        100.00%
                    --------------------------------------------------------------
                       AllianceBernstein Taiwan Limited                                         99.00%     Others own 1%
                       -----------------------------------------------------------
                       ACM New-Alliance (Luxembourg) S.A.                                       99.00%     AllianceBernstein Oceanic
                                                                                                           Corporation owns 1%
                    --------------------------------------------------------------
                    Sanford C. Bernstein Limited                                               100.00%
                    --------------------------------------------------------------
                       Sanford C. Bernstein (CREST Nominees) Ltd.                              100.00%
                    --------------------------------------------------------------
                    Sanford C. Bernstein Proprietary Limited                                   100.00%     Inactive
                    --------------------------------------------------------------
                    Whittingdale Holdings Ltd.                                                 100.00%
                    --------------------------------------------------------------
                       ACM Investments Limited                                                 100.00%
                       -----------------------------------------------------------
                       AllianceBernstein Fixed Income Limited                                  100.00%
                       -----------------------------------------------------------

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART : Q4-2007
-------------------------------------------------------------
LISTING C - MONY
----------------


                                                                                         State of        State of
                                                                            Type of     Incorp. or      Principal       Federal
                                                                           Subsidiary    Domicile       Operation      Tax ID #
                                                                           ----------    --------       ---------      ---------
AXA Financial, Inc.
--------------------------------------------------------------------------
     AXA Equitable Financial Services, LLC   (Note 2)
     ---------------------------------------------------------------------
        AXA Equitable Life Insurance Company *
        -------------------------------------------------------------------------------------------------------------------------
     MONY Agricultural Investment Advisers, Inc.                           Operating        DE              CO        75-2961816
     ----------------------------------------------------------------------------------------------------------------------------
     MONY Capital Management, Inc.                                         Operating        DE              NY        13-4194065
     ----------------------------------------------------------------------------------------------------------------------------
     MONY Asset Management, Inc.                                           Operating        DE              NY        13-4194080
     ----------------------------------------------------------------------------------------------------------------------------
     MONY Life Insurance Company *                                         Insurance        NY              NY        13-1632487
     ----------------------------------------------------------------------------------------------------------------------------
        MONY International Holdings, LLC                                      HCO           DE              NY        13-3790446
        -------------------------------------------------------------------------------------------------------------------------
           MONY International Life Insurance Co. Seguros de Vida S.A.*     Insurance     Argentina      Argentina     98-0157781
           ----------------------------------------------------------------------------------------------------------------------
           MONY Financial Resources of the Americas Limited                   HCO         Jamaica        Jamaica
           ----------------------------------------------------------------------------------------------------------------------
           MONY Bank & Trust Company of the Americas, Ltd.                 Operating  Cayman Islands  Cayman Islands  98-0152047
           ----------------------------------------------------------------------------------------------------------------------
              MONY Consultoria e Corretagem de Seguros Ltda.               Operating      Brazil          Brazil
              -------------------------------------------------------------------------------------------------------------------
              MONY Life Insurance Company of the Americas, Ltd.*           Insurance  Cayman Islands  Cayman Islands  98-0152046
        -------------------------------------------------------------------------------------------------------------------------
        MONY Life Insurance Company of America*                            Insurance        AZ              NY        86-0222062
        -------------------------------------------------------------------------------------------------------------------------
        U.S. Financial Life Insurance Company *                            Insurance        OH              OH        38-2046096
        -------------------------------------------------------------------------------------------------------------------------
        MONY Financial Services, Inc.                                         HCO           DE              NY        11-3722370
        -------------------------------------------------------------------------------------------------------------------------
           Financial Marketing Agency, Inc.                                Operating        OH              OH        31-1465146
           ----------------------------------------------------------------------------------------------------------------------
           MONY Brokerage, Inc.                                            Operating        DE              PA        22-3015130
           ----------------------------------------------------------------------------------------------------------------------
              MBI Insurance Agency of Ohio, Inc.                           Operating        OH              OH        31-1562855
              -------------------------------------------------------------------------------------------------------------------
              MBI Insurance Agency of Alabama, Inc.                        Operating        AL              AL        62-1699522
              -------------------------------------------------------------------------------------------------------------------
              MBI Insurance Agency of Texas, Inc.                          Operating        TX              TX        74-2861481
              -------------------------------------------------------------------------------------------------------------------
              MBI Insurance Agency of Massachusetts, Inc.                  Operating        MA              MA        06-1496443
              -------------------------------------------------------------------------------------------------------------------
              MBI Insurance Agency of Washington, Inc.                     Operating        WA              WA        91-1940542
              -------------------------------------------------------------------------------------------------------------------
              MBI Insurance Agency of New Mexico, Inc.                     Operating        NM              NM        62-1705422
              -------------------------------------------------------------------------------------------------------------------
           1740 Ventures, Inc.                                             Operating        NY              NY        13-2848244
           ----------------------------------------------------------------------------------------------------------------------
           Enterprise Capital Management, Inc.                             Operating        GA              GA        58-1660289
           ----------------------------------------------------------------------------------------------------------------------
              Enterprise Fund Distributors, Inc.                           Operating        DE              GA        22-1990598
              -------------------------------------------------------------------------------------------------------------------
           MONY Assets Corp.                                                  HCO           NY              NY        13-2662263
           ----------------------------------------------------------------------------------------------------------------------
              MONY Benefits Management Corp.                               Operating        DE              NY        13-3363383
              -------------------------------------------------------------------------------------------------------------------
           1740 Advisers, Inc.                                             Operating        NY              NY        13-2645490
           ----------------------------------------------------------------------------------------------------------------------
           MONY Securities Corporation                                     Operating        NY              NY        13-2645488
           ----------------------------------------------------------------------------------------------------------------------
              Trusted Insurance Advisers General Agency Corp.              Operating        MN              NY        41-1941465
              -------------------------------------------------------------------------------------------------------------------
              Trusted Investment Advisers Corp.                            Operating        MN              NY        41-1941464
              -------------------------------------------------------------------------------------------------------------------

                                                                               Number     Parent's
                                                                                 of       Percent of
                                                                               Shares     Ownership            Comments
                                                                               Owned      or Control   (e.g., Basis of Control)
                                                                               -----      ----------   ------------------------
AXA Financial, Inc.
-------------------------------------------------------------------------
     AXA Equitable Financial Services, LLC   (Note 2)
     --------------------------------------------------------------------
        AXA Equitable Life Insurance Company *
        -----------------------------------------------------------------
     MONY Agricultural Investment Advisers, Inc.                                           100.00%
     --------------------------------------------------------------------
     MONY Capital Management, Inc.                                                         100.00%
     --------------------------------------------------------------------
     MONY Asset Management, Inc.                                                           100.00%
     --------------------------------------------------------------------
     MONY Life Insurance Company *                                                         100.00%
     --------------------------------------------------------------------
        MONY International Holdings, LLC                                                   100.00%
        -----------------------------------------------------------------
           MONY International Life Insurance Co. Seguros de Vida S.A.*                     100.00%
           --------------------------------------------------------------
           MONY Financial Resources of the Americas Limited                                 99.00%
           --------------------------------------------------------------
           MONY Bank & Trust Company of the Americas, Ltd.                                 100.00%
           --------------------------------------------------------------
              MONY Consultoria e Corretagem de Seguros Ltda.                                99.00%
              -----------------------------------------------------------
              MONY Life Insurance Company of the Americas, Ltd.*                           100.00%
        -----------------------------------------------------------------
        MONY Life Insurance Company of America*                                            100.00%
        -----------------------------------------------------------------
        U.S. Financial Life Insurance Company *                                 405,000    100.00%
        -----------------------------------------------------------------
        MONY Financial Services, Inc.                                             1,000    100.00%
        -----------------------------------------------------------------
           Financial Marketing Agency, Inc.                                          99     99.00%
           --------------------------------------------------------------
           MONY Brokerage, Inc.                                                   1,500    100.00%
           --------------------------------------------------------------
              MBI Insurance Agency of Ohio, Inc.                                      5    100.00%
              -----------------------------------------------------------
              MBI Insurance Agency of Alabama, Inc.                                   1    100.00%
              -----------------------------------------------------------
              MBI Insurance Agency of Texas, Inc.                                    10    100.00%
              -----------------------------------------------------------
              MBI Insurance Agency of Massachusetts, Inc.                             5    100.00%
              -----------------------------------------------------------
              MBI Insurance Agency of Washington, Inc.                                1    100.00%
              -----------------------------------------------------------
              MBI Insurance Agency of New Mexico, Inc.                                1    100.00%
              -----------------------------------------------------------
           1740 Ventures, Inc.                                                    1,000    100.00%
           --------------------------------------------------------------
           Enterprise Capital Management, Inc.                                      500    100.00%
           --------------------------------------------------------------
              Enterprise Fund Distributors, Inc.                                  1,000    100.00%
              -----------------------------------------------------------
           MONY Assets Corp.                                                    200,000    100.00%
           --------------------------------------------------------------
              MONY Benefits Management Corp.                                      9,000    100.00%
              -----------------------------------------------------------
           1740 Advisers, Inc.                                                   14,600    100.00%
           --------------------------------------------------------------
           MONY Securities Corporation                                            7,550    100.00%
           --------------------------------------------------------------
              Trusted Insurance Advisers General Agency Corp.                     1,000    100.00%
              -----------------------------------------------------------
              Trusted Investment Advisers Corp.                                       1    100.00%
              -----------------------------------------------------------


        -  As of February 18, 2005, MONY Realty Capital, Inc. was sold.
        -  As of February 2005, MONY Realty Partners, Inc. was dissolved
        - MONY Financial Resources of the Americas Limited, is 99% owned by MONY International Holdings, LLC and an individual holds one share of S stock for Jamaican regulatory reasons.
        - MONY Consultoria e Corretagem de Seguros Ltda., is 99% owned by MONY International Holdings, LLC and an individual holds one share of S stock for Brazilian regulatory reasons.
        - Financial Marketing Agency, Inc., is 99% owned by MONY International Holdings, LLC and an individual in Ohio holds one share of S stock for regulatory reasons.
        -  Enterprise Accumulation Trust was merged into EQAT on July 9, 2004
        -  MONY Series Funds, Inc. was merged into EQAT on July 9, 2004
        -  As of August 31, 2006, Sagamore Financial LLC was dissolved
        -  MONY Benefits Service Corp. was sold on January 26, 2007.
        - As of November 30, 2007, MONY Holdings LLC merged into AXA Equitable Financial Services, LLC.

Item 32.      Number of Contractowners

              As of February 29, 2008 there were 4 contract owners of RIA Contracts offered by the registrant, all of which are qualified contracts.


Item 33.      Indemnification

     (a) Indemnification of Directors and Officers

         The By-Laws of AXA Equitable Life Insurance Company ("AXA Equitable") provide, in Article VII, as follows:

          7.4 Indemnification of Directors, Officers and Employees. (a) To the extent permitted by the law of the State of New York and subject to all applicable requirements thereof:

                 (i) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate, is or was a director, officer or employee of the Company shall be indemnified by the Company;

                (ii) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate serves or served any other organization in any capacity at the request of the Company may be indemnified by the Company; and

               (iii) the related expenses of any such person in any of said categories may be advanced by the Company.

                      (b) To the extent permitted by the law of the State of New
                          York, the Company may provide for further indemnification or advancement of expenses by resolution of shareholders of the Company or the Board of Directors, by amendment of these By-Laws, or by agreement. (Business Corporation Law ss. 721-726; Insurance Law ss. 1216)

         The directors and officers of AXA Equitable are insured under policies issued by X.L. Insurance Company, Arch Insurance Company, Endurance Insurance Company, U.S. Specialty Insurance, St. Paul Travelers and ACE Insurance Company. The annual limit on such policies is $150 million, and the policies insure that officers and directors against certain liabilities arising out of their conduct in such capacities.

     (b) Indemnification of Principal Underwriter

         To the extent permitted by law of the State of New York and subject to all applicable requirements thereof, AXA Advisors, LLC has undertaken to indemnify each of its directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact the director or officer, or his or her testator or intestate, is or was a director or officer of AXA Advisors, LLC.

     (c) Undertaking

         Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 34.         Business and Other Connections of Investment Adviser

     AXA Equitable Life Insurance Company ("AXA Equitable") acts as the investment manager for Separate Account No. 13. Alliance Capital Management L.P. ("Alliance"), a publicly-traded limited partnership, is indirectly majority-owned by AXA Equitable and provides personnel and facilities for portfolio selection and transaction services. Alliance recommends the securities investments to be purchased and sold for Separate Account No. 13, and arranges for the execution of portfolio transactions. Alliance coordinates related accounting and bookkeeping functions with AXA Equitable. Both AXA Equitable and Alliance are registered investment advisers under the Investment Advisers Act of 1940.

     Information regarding the directors and principal officers of AXA Equitable is provided in Item 30 of this Part C and is incorporated herein by reference.

     Set forth below is certain information regarding the directors and principal officers of AllianceBernstein Corporation ("AllianceBernstein"). The business address of the AllianceBernstein persons whose names are preceded by an asterisk is 1345 Avenue of the Americas, New York, New York 10105.

      (1)                             (2)                             (3)
                                  POSITIONS AND              PRINCIPAL OCCUPATION
NAME AND PRINCIPAL                OFFICES WITH               (AND OTHER POSITIONS)
BUSINESS ADDRESS                  ALLIANCEBERNSTEIN          WITHIN PAST 2 YEARS
----------------                  ------------------         ------------------
DIRECTORS
   Henri de Castries                Director                    Chairman of
   AXA                                                          Management Board
   25, Avenue Matignon                                          (2001 to present)
   75008, Paris, France                                         - AXA; Director
                                                                (May 1994 to
                                                                present) and
                                                                Chairman of the
                                                                Board (April 1998
                                                                to present) - AXA
                                                                Financial, Inc.;
                                                                Director
                                                                (September 1993
                                                                to present) -
                                                                AXA Equitable


   Christopher M. Condron           Director                    Director, President
   AXA Financial, Inc.                                          and Chief Executive
   1290 Avenue of the Americas                                  Officer (May 2001 to
   New York, NY 10104                                           present) - AXA
                                                                Financial, Inc.;
                                                                Director, Chairman
                                                                of the Board,
                                                                President (since May
                                                                2002), and Chief
                                                                Executive Officer
                                                                (May 2001 to
                                                                present) - AXA
                                                                Equitable; Member of
                                                                the Management Board
                                                                of AXA; Member of the
                                                                Executive Committee,
                                                                AXA;

   Denis Duverne                     Director                   Member of the AXA
   AXA                                                          Management Board
   25, Avenue Matignon                                          (since February
   75008, Paris, France                                         2003) and Chief
                                                                Financial Officer
                                                                (2003-present)
                                                                AXA; Director
                                                                (February 1998 to
                                                                present) - AXA
                                                                Equitable; Member of the
                                                                Executive Committee
                                                                of AXA (January 2000
                                                                to present)

      (1)                               (2)                          (3)
                                    POSITIONS AND            PRINCIPAL OCCUPATION
NAME AND PRINCIPAL                  OFFICES WITH             (AND OTHER POSITIONS)
BUSINESS ADDRESS                    ALLIANCEBERNSTEIN        WITHIN PAST 2 YEARS
----------------                    ------------------       ------------------

  Dominique Carrel-Billiard         Director                 See Column 2.

  Peter Etzenbach                   Director                 See Column 2.

  A.W. (Pete) Smith, Jr.            Director                 See Column 2.

Lorie A. Slutsky                    Director                 President, The New York
The New York                                                 Community Trust (since
Community Trust                                              January 1990)
2 Park Avenue
24th Floor
New York, NY 10016

Peter J. Tobin                      Director                 Special Assistant to the
St. John's University                                        President and Dean - Peter J.
Peter J. Tobin College of                                    Tobin College of Business
Business Administration                                      (August 1998 to present);
8000 Utopia Parkway                                          Director, AXA Financial, Inc.
Bent Hall                                                    and AXA Equitable (since March
Jamaica, NY 11439                                            1999).

Richard S. Dziadzio                 Director                 Executive Vice President and Chief
AXA Financial                                                Financial Officer - AXA Financial
1290 Avenue of the Americas
New York, NY 10104

Deborah S. Hechinger                Director                 Chief Executive Officer - BoardSource

Weston M. Hicks                     Director                 President and Chief Executive
                                                             Officer - Alleghany Corporation
DIRECTORS AND OFFICERS

* Gerald M. Lieberman               Director,                President (November 2004 -
                                    President                present); Director and Chief
                                    and Chief                Operating Officer (November
                                    Operating                2003 - present):
                                    Officer

      (1)                             (2)                            (3)
                                 POSITIONS AND               PRINCIPAL OCCUPATION
NAME AND PRINCIPAL               OFFICES WITH                (AND OTHER POSITIONS)
BUSINESS ADDRESS                 ALLIANCEBERNSTEIN           WITHIN PAST 2 YEARS
----------------                 ------------------          ------------------
* Lewis A. Sanders               Chairman of the Board       Chairman of the Board (December
                                 and Chief Executive         2004 - present); Chief Executive
                                 Officer/Director            Officer (July 2003 - present);


      (1)                               (2)                          (3)
                                 POSITIONS AND               PRINCIPAL OCCUPATION
NAME AND PRINCIPAL               OFFICES WITH                (AND OTHER POSITIONS)
BUSINESS ADDRESS                 ALLIANCEBERNSTEIN           WITHIN PAST 2 YEARS
----------------                 ------------------          -------------------
OFFICERS

  Lawrence H. Cohen              Executive Vice President    See Column 2.
                                 and Chief Technology
                                 Officer

  Laurence E. Cranch             Executive Vice President    See Column 2.
                                 and General Counsel

  Edward J. Farrell              Senior Vice President and   See Column 2.
                                 Controller

  Sharon E. Fay                  Executive Vice President    See Column 2.
  Alliance Capital Limited       and Chief Investment
  Devonshire House               Officer of Global Value
  1 Mayfair Place                Equities
  London W1J8AJ

* Marilyn G. Fedak               Executive Vice President,   See Column 2.
                                 Head of Bernstein Global
                                 Value Equities and Co-
                                 Chief Investment Officer
                                 of U.S. Value Equities

* James A. Gingrich              Executive Vice President   Global Director of Research
                                 of AllianceBernstein and   for Sanford  C. Bernstein &
                                 Chairman and CEO of        Co., LLC
                                 Sanford C. Bernstein &
                                 Co., LLC (since February
                                 2007)

* Mark R. Gordon                 Executive Vice President    See Column 2.
                                 Director of Global
                                 Quantitative Research, Co-
                                 Head of Alternative
                                 Investments and Chief
                                 Investment Officer of
                                 Global Diversified Funds

* Thomas S. Hexner               Executive Vice President    See Column 2.
                                 and Head of Bernstein
                                 Global Wealth Management

      (1)                           (2)                              (3)
                             POSITIONS AND                   PRINCIPAL OCCUPATION
NAME AND PRINCIPAL           OFFICES WITH                    (AND OTHER POSITIONS)
BUSINESS ADDRESS             ALLIANCEBERNSTEIN               WITHIN PAST 2 YEARS
----------------             ------------------              -------------------
* Robert H. Joseph, Jr.      Senior Vice President and         See Column 2.
                             Chief Financial Officer

* Gerald M. Lieberman        President and Chief               See Column 2.
                             Operating Officer


* Mark R. Manley             Senior Vice President,            See Column 2.
                             Deputy General Counsel and
                             Chief Compliance Officer

* Seth J. Masters            Executive Vice President Head     See Column 2.
                             of Blend Strategies Services
                             and Chief Investment Officer
                             of Blend Strategies

* Marc O. Mayer              Executive Vice President          See Column 2.
                             and Executive Managing
                             Director of AllianceBernstein
                             Investments, Inc.

  Douglas J. Peebles         Executive Vice President, Co-     See Column 2.
                             Chief Investment Officer of
                             Fixed Income and Director of
                             Global Fixed Income

  Jeffrey S. Phlegar         Executive Vice President, Co-     See Column 2.
                             Chief Investment Officer of
                             Fixed Income and Director of
                             U.S. Investment-Grade Fixed
                             Income

  James G. Reilly            Executive Vice President          See Column 2.
  Alliance Capital           and U.S. Large Cap Growth
  227 West Monroe            Team Leader
  Suite 5000
  Chicago, IL 60606


* Lisa A. Shalett            Executive Vice President          Executive Vice President,
                             of AllianceBernstein and          and Head of Global Research
                             Global Head of Alliance           for Growth Equities
                             Growth Equities (since
                             February 2007)

* David A. Steyn             Executive Vice President          Executive Vice President
                             and Global Head of Client         and Head of Institutional
                             Service and Marketing             Investments

* Gregory J. Tencza          Executive Vice President          Senior Managing Director and
                             and Head of Institutional         Head of Global Sales and
                             Investments (since May            Client Service
                             2007)

* Christopher M. Toub        Executive Vice President          See Column 2.
                             of AllianceBernstein, Chief
                             Executive Officer of
                             AllianceBernstein Limited and
                             Head of Global/International
                             Growth Equities

Item 35. Principal Underwriters

     (a) AXA Advisors, LLC, an affiliate of AXA Equitable, MONY Life Insurance Company and MONY Life Insurance Company of America, is the principal underwriter for AXA Equitable's Separate Account A, Separate Account No. 301, Separate Account No. 45, Separate Account 49, Separate Account I, Separate Account FP and AXA Premier VIP Trust and EQ Advisors Trust; and of MONY Variable Account A, MONY Variable Account L, MONY America Variable Account A, MONY America Variable Account L, MONY Variable Account S, MONY America Variable Account S and Keynote Series Account. AXA Advisors, LLC's principal business address is 1290 Avenue of the Americas, New York, NY 10104.

     (b) See Item 30 of this Part C, which is incorporated herein by reference.

     (c)  Not applicable.

Item 36. Location of Accounts and Records

         AXA Equitable Life Insurance Company

         135 West 50th Street
         New York, New York 10020

         1290 Avenue of the Americas
         New York, New York 10104

         200 Plaza Drive
         Secaucus, New Jersey 07094

Item 37. Management Services

         Not applicable.

Item 38.      Undertakings

              The Registrant hereby undertakes the following:

              (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;

              (b) to include (1) as part of its applications to purchase any contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

              (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

                                   SIGNATURES



         As required by the Securities Act of 1933, the Registrant certifies that it has caused this Registration Statement to be signed on its behalf, in the City and State of New York, on this 25th day of April, 2008.




                           AXA EQUITABLE LIFE INSURANCE COMPANY
                                    (Registrant)

                           By:  AXA Equitable Life Insurance Company


                           By:  /s/ Dodie Kent
                               ---------------------------------
                                    Dodie Kent
                                    Vice President and Associate General Counsel

                                   SIGNATURES


         As required by the Securities Act of 1933, the Depositor has caused the amendment to this Registration Statement to be signed on its behalf, in the City and State of New York, on this 25th day of April, 2008.




                                           AXA EQUITABLE LIFE INSURANCE COMPANY
                                                      (Depositor)


                                           By: /s/ Dodie Kent
                                              ---------------------------------
                                              Dodie Kent
                                              Vice President and
                                              Associate General Counsel
                                              AXA Equitable Life
                                              Insurance Company



         As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICERS:

*Christopher M. Condron                    Chairman of the Board, President,
                                           Chief Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Richard Dziadzio                          Executive Vice President and
                                           Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*Alvin H. Fenichel                         Senior Vice President and Controller


*DIRECTORS:

Bruce W. Calvert                 Anthony Hamilton            Joseph H. Moglia
Christopher M. Condron           Mary R. (Nina) Henderson    Lorie A. Slutsky
Henri de Castries                James F. Higgins            Ezra Suleiman
Denis Duverne                    Scott D. Miller             Peter J. Tobin
Charlynn Goins



*By: /s/ Dodie Kent
     ------------------------
         Dodie Kent
         Attorney-in-Fact

April 25, 2008

                                  EXHIBIT INDEX
                                  --------------



EXHIBIT NO.                                                        TAG VALUE
-----------                                                        ---------
12 (f)      Opinion and Consent of Counsel.                        EX-99.12f

13 (a)(i)   Consent of PricewaterhouseCoopers LLP.                 EX-99.13ai

13 (a)(ii)  Consent of KPMG LLP.                                   EX-99.13aii

13 (c)      Powers of Attorney.                                    EX-99.13c